UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-902-1000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 94.6%
Australia – 1.4%
110,148	Amcor Ltd. (Containers & Packaging)	$ 1,093,628
66,553	BHP Group PLC (Metals & Mining)	1,486,973
43,786	CSL Ltd. (Biotechnology)	6,226,109
36,234	Orica Ltd. (Chemicals)	452,332

		9,259,042

Belgium – 0.6%
55,106	KBC Group NV (Banks)	3,741,146

Brazil – 0.3%
348,637	Ambev SA ADR (Beverages)	1,676,944

Canada – 6.3%
26,439	Canadian Imperial Bank of Commerce (Banks)	2,241,766
53,698	Canadian National Railway Co. (Road & Rail)	4,484,857
28,162	Canadian Pacific Railway Ltd. (Road & Rail)	5,770,394
66,593	Dollarama, Inc. (Multiline Retail)	1,792,606
841,704	Encana Corp. (Oil, Gas & Consumable Fuels)	5,778,127
151,332	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	5,121,758
470,224	Manulife Financial Corp. (Insurance)	7,554,647
32,125	Shopify, Inc. Class A* (IT Services)	5,412,099
130,093	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4,196,005

		42,352,259

China – 2.1%
51,673	Baidu, Inc. ADR* (Interactive Media & Services)	8,920,310
121,740	Tencent Holdings Ltd. (Interactive Media & Services)	5,419,205

		14,339,515

Denmark – 1.5%
16,891	Carlsberg A/S Class B (Beverages)	1,933,751
42,728	Chr Hansen Holding A/S (Chemicals)	4,057,701
92,463	Novo Nordisk A/S Class B (Pharmaceuticals)	4,333,379

		10,324,831

France – 8.9%
51,473	Air Liquide SA (Chemicals)	6,248,795
120,183	BNP Paribas SA (Banks)	5,663,740
46,502	Danone SA (Food Products)	3,384,032
12,253	Dassault Systemes SE (Software)	1,535,688

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
293,348	Engie SA (Multi-Utilities)	$ 4,702,754
59,736	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	7,567,301
248	Hermes International (Textiles, Apparel & Luxury Goods)	148,624
12,553	L’Oreal SA (Personal Products)	3,025,587
36,445	Legrand SA (Electrical Equipment)	2,159,236
31,862	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	10,221,335
54,669	Pernod Ricard SA (Beverages)	9,070,307
85,430	Schneider Electric SE (Electrical Equipment)	6,075,920

		59,803,319

Germany – 5.4%
19,655	adidas AG (Textiles, Apparel & Luxury Goods)	4,676,733
123,011	BASF SE (Chemicals)	9,011,494
14,910	Bayer AG (Pharmaceuticals)	1,130,115
49,803	Beiersdorf AG (Personal Products)	4,985,370
165,650	Deutsche Post AG (Air Freight & Logistics)	4,892,655
29,265	Merck KGaA (Pharmaceuticals)	3,072,797
7,459	MTU Aero Engines AG (Aerospace & Defense)	1,608,475
64,771	ProSiebenSat.1 Media SE (Media)	1,156,199
52,927	SAP SE (Software)	5,472,925

		36,006,763

Hong Kong – 3.5%
1,394,800	AIA Group Ltd. (Insurance)	12,594,354
911,514	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	1,807,477
855,500	China Mobile Ltd. (Wireless Telecommunication Services)	8,997,579

		23,399,410

India – 1.7%
47,209	HDFC Bank Ltd. ADR (Banks)	4,636,868
93,969	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	2,546,438
155,461	Tata Consultancy Services Ltd. (IT Services)	4,409,827

		11,593,133

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ireland – 1.7%
35,269	Accenture PLC Class A (IT Services)	$ 5,415,555
28,437	ICON PLC* (Life Sciences Tools & Services)	3,977,767
24,003	Ryanair Holdings PLC ADR* (Airlines)	1,704,213

		11,097,535

Israel* – 0.4%
26,452	Check Point Software Technologies Ltd. (Software)	2,960,508

Italy – 2.1%
161,322	Eni SpA (Oil, Gas & Consumable Fuels)	2,735,347
947,731	Intesa Sanpaolo SpA (Banks)	2,168,525
770,054	UniCredit SpA (Banks)	8,902,187

		13,806,059

Japan – 12.1%
31,400	Daikin Industries Ltd. (Building Products)	3,398,772
71,600	Denso Corp. (Auto Components)	3,293,361
62,200	East Japan Railway Co. (Road & Rail)	5,762,809
38,700	FANUC Corp. (Machinery)	6,582,158
102,100	Hoya Corp. (Health Care Equipment & Supplies)	5,925,613
121,100	Japan Airlines Co. Ltd. (Airlines)	4,409,065
135,500	Japan Tobacco, Inc. (Tobacco)	3,430,281
262,600	KDDI Corp. (Wireless Telecommunication Services)	6,560,963
10,000	Keyence Corp. (Electronic Equipment, Instruments & Components)	5,146,151
195,900	Kubota Corp. (Machinery)	3,105,810
66,800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	3,762,358
95,400	Olympus Corp. (Health Care Equipment & Supplies)	3,913,407
10,600	Shin-Etsu Chemical Co. Ltd. (Chemicals)	893,756
120,400	Sompo Holdings, Inc. (Insurance)	4,539,584
102,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,802,041
280,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	11,336,806
92,000	Terumo Corp. (Health Care Equipment & Supplies)	5,252,469

		81,115,404

Shares	Description	Value

Common Stocks – (continued)
Mexico – 0.5%
1,314,365	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	$ 3,450,489

Netherlands – 4.1%
136,240	Akzo Nobel NV (Chemicals)	11,725,815
15,230	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,665,707
25,634	Core Laboratories NV (Energy Equipment & Services)	1,729,270
549,708	ING Groep NV (Banks)	6,522,730
53,119	QIAGEN NV* (Life Sciences Tools & Services)	1,961,884
65,880	Randstad NV (Professional Services)	3,175,708

		27,781,114

Singapore – 0.4%
162,800	DBS Group Holdings Ltd. (Banks)	2,901,511

South Korea – 2.0%
5,358	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	5,513,382
8,058	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,367,832
257,216	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	6,530,714

		13,411,928

Spain – 1.6%
93,673	Amadeus IT Group SA (IT Services)	6,811,750
737,318	CaixaBank SA (Banks)	2,788,535
44,977	Industria de Diseno Textil SA (Specialty Retail)	1,258,151

		10,858,436

Sweden – 1.2%
94,666	Atlas Copco AB Class A (Machinery)	2,469,773
78,089	Essity AB Class B (Household Products)	2,160,609
73,160	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	3,582,750

		8,213,132

Switzerland – 11.2%
431,360	ABB Ltd. (Electrical Equipment)	8,256,536
817,080	Aryzta AG* (Food Products)	919,611
35,866	Chubb Ltd. (Insurance)	4,771,971

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
71,589	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	$ 4,934,479
6,990	Geberit AG (Building Products)	2,732,610
932	Givaudan SA (Chemicals)	2,261,085
3,402	Kuehne & Nagel International AG (Marine)	460,056
166,758	Nestle SA (Food Products)	14,538,610
125,164	Novartis AG (Pharmaceuticals)	10,926,913
47,541	Roche Holding AG (Pharmaceuticals)	12,647,603
34,615	Sika AG (Chemicals)	4,571,113
379,966	UBS Group AG* (Capital Markets)	4,925,764
10,000	Zurich Insurance Group AG (Insurance)	3,138,527

		75,084,878

Taiwan – 1.2%
212,848	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	8,007,342

Turkey – 0.2%
1,088,863	Akbank T.A.S. (Banks)	1,495,345

United Kingdom – 22.7%
91,223	AstraZeneca PLC (Pharmaceuticals)	6,608,365
1,073,075	Aviva PLC (Insurance)	5,836,036
671,736	Balfour Beatty PLC (Construction & Engineering)	2,416,641
4,594,812	Barclays PLC (Banks)	9,577,210
1,052,075	BP PLC (Oil, Gas & Consumable Fuels)	7,186,875
233,867	British American Tobacco PLC (Tobacco)	8,243,820
73,966	Carnival PLC (Hotels, Restaurants & Leisure)	4,184,919
3,040,200	Cobham PLC* (Aerospace & Defense)	4,304,217
372,911	Compass Group PLC (Hotels, Restaurants & Leisure)	7,979,752
122,747	Diageo PLC (Beverages)	4,684,813
416,517	Experian PLC (Professional Services)	10,457,730
79,029	GlaxoSmithKline PLC (Pharmaceuticals)	1,535,104
60,793	Johnson Matthey PLC (Chemicals)	2,428,651
138,487	Just Eat PLC* (Internet & Direct Marketing Retail)	1,265,559
75,251	Linde PLC (Chemicals)	12,204,941
4,904,403	Lloyds Banking Group PLC (Banks)	3,738,942
198,196	Micro Focus International PLC (Software)	3,778,624
590,068	Prudential PLC (Insurance)	11,539,446

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
50,149	Reckitt Benckiser Group PLC (Household Products)	$ 3,858,698
85,342	RELX PLC(Professional Services)	1,890,284
141,343	RELX PLC*(Professional Services)	3,123,757
61,007	Rio Tinto PLC (Metals & Mining)	3,375,037
747,927	Rolls-Royce Holdings PLC* (Aerospace & Defense)	8,693,481
252,581	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	7,842,296
49,802	Smiths Group PLC (Industrial Conglomerates)	945,713
440,006	SSE PLC (Electric Utilities)	6,764,224
603,351	Tesco PLC (Food & Staples Retailing)	1,766,274
2,542,534	Vodafone Group PLC (Wireless Telecommunication Services)	4,637,030
173,966	WPP PLC (Media)	1,990,781

		152,859,220

United States – 1.5%
7,575	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4,834,062
25,809	ResMed, Inc. (Health Care Equipment & Supplies)	2,456,242
84,060	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	3,063,987

		10,354,291

TOTAL COMMON STOCKS (Cost $617,647,478)		$635,893,554

Shares	Dividend Rate	Value

Preferred Stock – 1.8%
Germany – 1.8%

Volkswagen AG (Automobiles)
70,382	2.800%	$ 12,004,820
(Cost $10,587,343)

Investment Company(a) – 3.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
21,896,631	2.364%	$ 21,896,631
(Cost $21,896,631)

TOTAL INVESTMENTS – 99.6% (Cost $650,131,452)		$669,795,005

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		2,695,750

NET ASSETS – 100.0%		$672,490,755

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 93.1%
Aerospace & Defense – 4.6%
32,230	Airbus SE	$ 3,714,829
8,980	General Dynamics Corp.	1,537,107
15,651	Safran SA	2,056,371

		7,308,307

Auto Components – 0.5%
9,860	Aptiv PLC	780,222

Banks – 8.7%
130,347	Bank of America Corp.	3,710,979
8,375	Citigroup, Inc.	539,852
39,832	Fifth Third Bancorp	1,068,294
45,208	JPMorgan Chase & Co.	4,679,028
70,345	Regions Financial Corp.	1,067,134
18,423	SunTrust Banks, Inc.	1,094,695
32,414	Wells Fargo & Co.	1,585,369
2,113	Western Alliance Bancorp*	93,563

		13,838,914

Beverages – 4.0%
7,364	Constellation Brands, Inc. Class A	1,278,832
8,800	Molson Coors Brewing Co. Class B	586,168
95,245	The Coca-Cola Co.	4,584,142

		6,449,142

Biotechnology – 2.5%
9,075	AbbVie, Inc.	728,632
17,404	Amgen, Inc.	3,256,462

		3,985,094

Building Products – 0.9%
20,785	Armstrong World Industries, Inc.	1,414,211

Capital Markets – 2.5%
49,075	Ares Capital Corp.	799,922
5,143	Moody’s Corp.	815,217
8,598	S&P Global, Inc.	1,647,807
15,275	The Charles Schwab Corp.	714,412

		3,977,358

Chemicals – 1.7%
5,725	Ecolab, Inc.	905,523
4,419	The Sherwin-Williams Co.	1,862,697

		2,768,220

Communications Equipment – 2.4%
59,110	Cisco Systems, Inc.	2,795,312
9,405	Motorola Solutions, Inc.	1,099,538

		3,894,850

Construction Materials – 0.9%
14,106	Vulcan Materials Co.	1,433,875

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance – 1.9%
29,258	American Express Co.	$ 3,004,797

Diversified Financial Services* – 4.3%
33,565	Berkshire Hathaway, Inc. Class B	6,898,950

Diversified Telecommunication Services – 0.7%
39,325	AT&T, Inc.	1,182,109

Electrical Equipment – 0.3%
975	Acuity Brands, Inc.	117,887
1,664	Rockwell Automation, Inc.	282,082

		399,969

Entertainment – 4.0%
23,005	Electronic Arts, Inc.*	2,121,981
26,989	The Walt Disney Co.	3,009,813
15,973	World Wrestling Entertainment, Inc. Class A	1,315,217

		6,447,011

Food & Staples Retailing – 4.0%
78,109	BJ’s Wholesale Club Holdings, Inc.*	2,055,048
54,404	The Kroger Co.	1,541,265
39,585	Walgreens Boots Alliance, Inc.	2,860,412

		6,456,725

Food Products – 0.7%
24,908	General Mills, Inc.	1,106,912

Health Care Equipment & Supplies – 7.5%
48,640	Abbott Laboratories	3,549,747
20,435	Baxter International, Inc.	1,481,333
11,839	Becton Dickinson & Co.	2,953,357
32,585	Boston Scientific Corp.*	1,243,118
31,045	Medtronic PLC	2,744,068

		11,971,623

Health Care Providers & Services – 2.3%
10,325	AmerisourceBergen Corp.	860,795
4,980	UnitedHealth Group, Inc.	1,345,596
11,448	Universal Health Services, Inc. Class B	1,517,204

		3,723,595

Hotels, Restaurants & Leisure – 2.1%
6,671	Choice Hotels International, Inc.	528,076
12,660	McDonald’s Corp.	2,263,355
8,139	Starbucks Corp.	554,592

		3,346,023

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – 3.2%
40,277	Lennar Corp. Class A	$ 1,909,935
1,219	NVR, Inc.*	3,242,540

		5,152,475

Industrial Conglomerates – 2.2%
15,485	Honeywell International, Inc.	2,224,111
4,350	Roper Technologies, Inc.	1,232,181

		3,456,292

Insurance – 1.6%
54,476	Aflac, Inc.	2,598,505

Interactive Media & Services* – 1.1%
1,605	Alphabet, Inc. Class A	1,807,053

Internet & Direct Marketing Retail* – 1.5%
69,596	eBay, Inc.	2,341,905

IT Services – 3.1%
10,598	Accenture PLC Class A	1,627,323
10,975	Fiserv, Inc.*	910,157
3,000	Mastercard, Inc. Class A	633,390
12,861	PayPal Holdings, Inc.*	1,141,542
29,751	Perspecta, Inc.	596,508

		4,908,920

Life Sciences Tools & Services – 0.5%
3,100	Thermo Fisher Scientific, Inc.	761,577

Machinery – 1.1%
16,940	Kennametal, Inc.	636,605
6,950	Snap-on, Inc.	1,153,631

		1,790,236

Media – 3.9%
42,787	Comcast Corp. Class A	1,564,721
121,895	Discovery, Inc. Class A*	3,459,380
98,884	TEGNA, Inc.	1,160,898

		6,184,999

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
41,700	New Residential Investment Corp.	708,066

Multiline Retail – 2.3%
20,744	Nordstrom, Inc.	962,729
36,073	Target Corp.	2,633,329

		3,596,058

Oil, Gas & Consumable Fuels – 1.4%
75,300	Cameco Corp.	912,636
170,000	Kosmos Energy Ltd.*	872,100
2,611	Pioneer Natural Resources Co.	371,598

		2,156,334

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 0.4%
1,891	Beiersdorf AG	$ 189,292
3,450	The Estee Lauder Cos., Inc. Class A	470,649

		659,941

Pharmaceuticals – 3.0%
7,319	Elanco Animal Health, Inc.*	213,568
6,960	Johnson & Johnson	926,237
25,132	Merck & Co., Inc.	1,870,575
41,907	Pfizer, Inc.	1,778,952

		4,789,332

Professional Services – 0.4%
6,289	Equifax, Inc.	673,049

Road & Rail – 1.9%
7,406	Kansas City Southern	783,185
29,875	Knight-Swift Transportation Holdings, Inc.	948,531
8,958	Old Dominion Freight Line, Inc.	1,217,661

		2,949,377

Semiconductors & Semiconductor Equipment – 3.7%
34,151	Analog Devices, Inc.	3,376,168
14,025	Skyworks Solutions, Inc.	1,024,386
15,132	Texas Instruments, Inc.	1,523,490

		5,924,044

Software – 1.3%
3,532	Check Point Software Technologies Ltd.*	395,301
6,636	LogMeIn, Inc.	617,281
10,875	Microsoft Corp.	1,135,676

		2,148,258

Specialty Retail – 3.4%
14,919	CarMax, Inc.*	876,939
10,835	Lowe’s Cos., Inc.	1,041,893
1,600	Ross Stores, Inc.	147,392
18,353	The Home Depot, Inc.	3,368,326

		5,434,550

Textiles, Apparel & Luxury Goods* – 0.2%
6,284	Canada Goose Holdings, Inc.	323,375

TOTAL COMMON STOCKS (Cost $122,813,493)		$148,752,253

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 5.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,042,176	2.364%	$ 9,042,176
(Cost $9,042,176)

TOTAL INVESTMENTS – 98.8% (Cost $131,855,669)		$157,794,429

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		1,991,233

NET ASSETS – 100.0%		$159,785,662

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	160,000	USD	183,433	03/20/19	$475
	USD	444,426	EUR	385,000	03/20/19	1,897

TOTAL						$2,372

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	938,000	USD	1,084,575	03/20/19	$(6,415)
	USD	6,732,807	EUR	5,901,000	03/20/19	(49,944)

TOTAL						$(56,359)

Abbreviations:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.0%
Aerospace & Defense – 2.7%
33,377	BWX Technologies, Inc.	$ 1,549,360
5,222	Curtiss-Wright Corp.	592,802
50,163	HEICO Corp.	4,238,774
23,841	Hexcel Corp.	1,614,274
10,980	Mercury Systems, Inc.*	643,757

		8,638,967

Auto Components – 2.7%
16,685	Cooper Tire & Rubber Co.	587,312
23,340	Dorman Products, Inc.*	2,006,073
33,979	Fox Factory Holding Corp.*	2,015,974
43,830	LCI Industries	3,613,345
9,875	Standard Motor Products, Inc.	485,455

		8,708,159

Banks – 6.5%
12,510	Allegiance Bancshares, Inc.*	449,359
60,039	BankUnited, Inc.	2,029,919
58,131	Boston Private Financial Holdings, Inc.	674,320
40,820	Cadence BanCorp	765,375
22,874	CenterState Bank Corp.	567,275
24,155	Columbia Banking System, Inc.	887,696
13,271	ConnectOne Bancorp, Inc.	265,420
3,402	First Citizens BancShares, Inc. Class A	1,386,417
51,062	First Hawaiian, Inc.	1,313,825
24,513	First Merchants Corp.	897,911
29,896	First Midwest Bancorp, Inc.	658,310
35,494	Hanmi Financial Corp.	778,383
65,109	Home BancShares, Inc.	1,192,146
40,853	LegacyTexas Financial Group, Inc.	1,627,584
19,053	Pacific Premier Bancorp, Inc.*	566,827
15,019	Peapack Gladstone Financial Corp.	400,857
12,336	Preferred Bank	574,364
17,332	Prosperity Bancshares, Inc.	1,232,999
38,070	Synovus Financial Corp.	1,348,439
37,908	Umpqua Holdings Corp.	670,213
23,732	Veritex Holdings, Inc.*	627,949
29,017	Webster Financial Corp.	1,563,436

		20,479,024

Biotechnology* – 1.6%
9,402	Acceleron Pharma, Inc.	398,645
9,511	Agios Pharmaceuticals, Inc.	509,789
3,374	AnaptysBio, Inc.	223,764
16,573	Biohaven Pharmaceutical Holding Co. Ltd.	631,265
4,709	Blueprint Medicines Corp.	339,472
19,071	Coherus Biosciences, Inc.	256,696
10,980	Global Blood Therapeutics, Inc.	526,052
5,789	Loxo Oncology, Inc.	1,358,099
9,733	Neurocrine Biosciences, Inc.	858,645

		5,102,427

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.9%
27,471	Patrick Industries, Inc.*	$ 1,096,093
53,675	Universal Forest Products, Inc.	1,654,263

		2,750,356

Capital Markets – 1.5%
49,998	Ares Management Corp. Class A	1,042,958
35,018	Artisan Partners Asset Management, Inc. Class A	816,620
5,337	Diamond Hill Investment Group, Inc.	827,235
8,670	Evercore, Inc. Class A	775,531
18,617	Hamilton Lane, Inc. Class A	675,239
9,700	Stifel Financial Corp.	464,339

		4,601,922

Chemicals – 2.4%
20,156	Balchem Corp.	1,673,351
31,283	Ferro Corp.*	521,488
22,753	Minerals Technologies, Inc.	1,332,643
69,773	PQ Group Holdings, Inc.*	1,050,084
18,637	Trinseo SA	914,145
93,259	Valvoline, Inc.	2,061,956

		7,553,667

Commercial Services & Supplies – 2.9%
39,172	ABM Industries, Inc.	1,339,291
93,653	ACCO Brands Corp.	826,956
22,513	Healthcare Services Group, Inc.	982,017
24,835	Tetra Tech, Inc.	1,370,644
54,979	Waste Connections, Inc.	4,594,045

		9,112,953

Communications Equipment* – 0.9%
55,072	Ciena Corp.	2,097,693
17,299	NETGEAR, Inc.	685,213

		2,782,906

Construction & Engineering – 1.0%
55,235	Aegion Corp.*	1,002,515
13,907	Dycom Industries, Inc.*	807,301
10,961	Granite Construction, Inc.	473,735
43,851	Tutor Perini Corp.*	754,676

		3,038,227

Consumer Finance – 4.5%
7,282	Credit Acceptance Corp.*	2,898,382
10,541	FirstCash, Inc.	868,895
175,669	Navient Corp.	2,002,626
35,073	Nelnet, Inc. Class A	1,844,840
105,371	PRA Group, Inc.*	3,109,498
318,718	SLM Corp.*	3,413,470

		14,137,711

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 1.3%
253,055	Graphic Packaging Holding Co.	$ 3,054,374
59,291	Owens-Illinois, Inc.	1,189,970

		4,244,344

Distributors – 0.2%
20,039	Core-Mark Holding Co., Inc.	558,687

Diversified Consumer Services* – 1.7%
31,820	Bright Horizons Family Solutions, Inc.	3,684,438
49,514	Chegg, Inc.	1,743,883

		5,428,321

Diversified Telecommunication Services – 0.3%
18,484	Cogent Communications Holdings, Inc.	895,550

Electric Utilities – 0.2%
11,179	Portland General Electric Co.	540,169

Electrical Equipment – 1.6%
58,283	EnerSys	4,969,209

Electronic Equipment, Instruments & Components – 3.2%
12,379	Anixter International, Inc.*	751,529
34,256	Arlo Technologies, Inc.*	246,301
32,563	Belden, Inc.	1,745,703
30,083	ePlus, Inc.*	2,383,175
39,421	Insight Enterprises, Inc.*	1,810,212
6,795	Littelfuse, Inc.	1,194,017
20,298	SYNNEX Corp.	1,964,035

		10,094,972

Energy Equipment & Services* – 1.0%
20,138	Apergy Corp.	677,039
48,940	Cactus, Inc. Class A	1,606,211
62,339	Forum Energy Technologies, Inc.	306,084
8,679	KLX Energy Services Holdings, Inc.	226,175
76,468	Superior Energy Services, Inc.	298,990

		3,114,499

Entertainment* – 1.0%
8,596	The Madison Square Garden Co. Class A	2,388,828
202,299	Zynga, Inc. Class A	906,300

		3,295,128

Equity Real Estate Investment Trusts (REITs) – 0.5%
32,779	Chatham Lodging Trust	662,464
46,810	Cousins Properties, Inc.	414,268
41,707	Retail Properties of America, Inc. Class A	527,176

		1,603,908

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 0.4%
9,954	Casey’s General Stores, Inc.	$ 1,280,881

Food Products – 0.7%
11,429	Calavo Growers, Inc.	929,864
24,632	Fresh Del Monte Produce, Inc.	787,731
33,727	The Hain Celestial Group, Inc.*	618,216

		2,335,811

Health Care Equipment & Supplies* – 0.9%
28,736	Integra LifeSciences Holdings Corp.	1,360,937
22,844	Neogen Corp.	1,391,428

		2,752,365

Health Care Providers & Services – 2.5%
54,057	AMN Healthcare Services, Inc.*	3,502,353
4,814	Chemed Corp.	1,434,283
7,825	HealthEquity, Inc.*	487,811
12,983	Henry Schein, Inc.*	1,008,779
21,750	Patterson Cos., Inc.	484,808
37,939	PetIQ, Inc.*	1,154,104

		8,072,138

Health Care Technology* – 0.2%
12,125	Omnicell, Inc.	789,701

Hotels, Restaurants & Leisure – 1.2%
63,175	Carrols Restaurant Group, Inc.*	545,200
27,839	Choice Hotels International, Inc.	2,203,735
59,143	Lindblad Expeditions Holdings, Inc.*	726,868
26,223	The Habit Restaurants, Inc. Class A*	267,999

		3,743,802

Household Durables – 2.1%
11,483	Helen of Troy Ltd.*	1,332,487
17,112	Hooker Furniture Corp.	492,312
30,310	Installed Building Products, Inc.*	1,276,354
8,298	iRobot Corp.*	745,077
33,298	La-Z-Boy, Inc.	986,287
32,654	TopBuild Corp.*	1,724,458

		6,556,975

Household Products – 0.3%
20,760	Energizer Holdings, Inc.	984,024

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – 4.5%
19,459	AMERISAFE, Inc.	$ 1,156,059
8,775	Aspen Insurance Holdings Ltd.	366,181
61,268	Assured Guaranty Ltd.	2,485,030
10,085	Axis Capital Holdings Ltd.	540,052
20,985	Global Indemnity Ltd.	690,406
154,956	National General Holdings Corp.	3,742,187
24,218	ProAssurance Corp.	1,033,140
32,966	RLI Corp.	2,176,086
7,564	The Hanover Insurance Group, Inc.	862,599
1,257	White Mountains Insurance Group Ltd.	1,123,230

		14,174,970

Internet & Direct Marketing Retail* – 1.2%
41,730	Despegar.com Corp.	626,785
28,495	Etsy, Inc.	1,557,252
63,088	MakeMyTrip Ltd.	1,679,402

		3,863,439

IT Services – 5.1%
12,770	Booz Allen Hamilton Holding Corp.	627,390
2,704	Broadridge Financial Solutions, Inc.	272,644
35,122	Carbonite, Inc.*	1,005,894
13,537	CoreLogic, Inc.*	491,393
17,453	EVERTEC, Inc.	482,925
80,250	Evo Payments, Inc. Class A*	2,018,287
103,804	Genpact Ltd.	3,096,473
21,220	MAXIMUS, Inc.	1,488,159
8,733	Science Applications International Corp.	586,334
52,525	Sykes Enterprises, Inc.*	1,448,114
47,541	TTEC Holdings, Inc.	1,589,296
18,229	WEX, Inc.*	2,940,885

		16,047,794

Leisure Products – 0.2%
48,847	Clarus Corp.	546,598

Life Sciences Tools & Services* – 2.4%
7,854	Cambrex Corp.	342,827
22,575	Charles River Laboratories International, Inc.	2,781,014
8,348	ICON PLC	1,167,718
15,062	Medpace Holdings, Inc.	969,993
71,219	NeoGenomics, Inc.	1,183,660
24,114	Syneos Health, Inc.	1,230,779

		7,675,991

Machinery – 3.0%
20,764	Alamo Group, Inc.	1,788,403
16,285	ESCO Technologies, Inc.	1,060,316
9,052	IDEX Corp.	1,247,909

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
27,255	John Bean Technologies Corp.	$ 2,165,137
21,163	The Timken Co.	901,332
70,636	Welbilt, Inc.*	990,317
16,215	Woodward, Inc.	1,473,133

		9,626,547

Media – 1.8%
34,720	AMC Networks, Inc. Class A*	2,185,277
74,761	Entercom Communications Corp. Class A	547,998
44,470	GCI Liberty, Inc. Class A*	2,263,523
17,974	Scholastic Corp.	749,336

		5,746,134

Metals & Mining – 0.6%
97,216	Ferroglobe PLC	222,624
52,699	Ferroglobe Representation & Warranty Insurance Trust(a)	—
153,916	SunCoke Energy, Inc.*	1,730,016

		1,952,640

Mortgage Real Estate Investment Trusts (REITs) – 3.0%
45,908	Ares Commercial Real Estate Corp.	661,075
50,925	Blackstone Mortgage Trust, Inc. Class A	1,756,403
219,129	MFA Financial, Inc.	1,606,216
87,733	Starwood Property Trust, Inc.	1,937,145
236,294	Two Harbors Investment Corp.	3,447,529

		9,408,368

Oil, Gas & Consumable Fuels – 1.8%
125,294	Enerplus Corp.	1,085,046
74,895	Extraction Oil & Gas, Inc.*	295,086
34,318	Jagged Peak Energy, Inc.*	361,369
150,962	Kosmos Energy Ltd.*	774,435
41,419	Newfield Exploration Co.*	757,139
100,140	World Fuel Services Corp.	2,492,485

		5,765,560

Paper & Forest Products – 0.8%
16,506	Neenah, Inc.	1,149,973
39,668	Schweitzer-Mauduit International, Inc.	1,271,756

		2,421,729

Pharmaceuticals* – 0.9%
80,303	Catalent, Inc.	2,965,590

Professional Services – 4.1%
57,389	ASGN, Inc.*	3,614,933
41,797	Exponent, Inc.	2,088,178
27,991	FTI Consulting, Inc.*	1,912,345
12,682	Huron Consulting Group, Inc.*	613,175
27,106	Insperity, Inc.	2,891,668

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
53,349	Navigant Consulting, Inc.	$ 1,382,806
18,564	Willdan Group, Inc.*	624,679

		13,127,784

Real Estate Management & Development – 2.1%
25,215	Colliers International Group, Inc.	1,613,508
33,494	FirstService Corp.	2,722,392
32,070	RE/MAX Holdings, Inc. Class A	1,337,960
62,086	Realogy Holdings Corp.	1,102,027

		6,775,887

Road & Rail – 0.4%
38,605	Knight-Swift Transportation Holdings, Inc.	1,225,709

Semiconductors & Semiconductor Equipment – 0.9%
47,857	Brooks Automation, Inc.	1,489,788
34,187	Marvell Technology Group Ltd.	633,485
20,601	Versum Materials, Inc.	757,499

		2,880,772

Software – 6.5%
19,962	2U, Inc.*	1,134,840
5,508	Appfolio, Inc. Class A*	348,712
18,677	Aspen Technology, Inc.*	1,804,759
7,172	Blackbaud, Inc.	513,515
31,025	Blackline, Inc.*	1,476,170
3,613	Coupa Software, Inc.*	314,186
39,417	Envestnet, Inc.*	2,138,372
5,993	Fair Isaac Corp.*	1,349,624
15,309	Guidewire Software, Inc.*	1,326,984
80,323	Mimecast Ltd.*	3,017,735
16,069	Paylocity Holding Corp.*	1,141,381
21,086	RealPage, Inc.*	1,175,966
4,560	The Ultimate Software Group, Inc.*	1,245,199
6,613	Tyler Technologies, Inc.*	1,251,113
36,025	Workiva, Inc.*	1,509,448
41,902	Zuora, Inc. Class A*	906,759

		20,654,763

Specialty Retail – 2.1%
7,164	Group 1 Automotive, Inc.	437,219
55,219	Hudson Ltd. Class A*	711,220
44,884	Lithia Motors, Inc. Class A	3,992,432
46,712	National Vision Holdings, Inc.*	1,483,573

		6,624,444

Technology Hardware, Storage & Peripherals* – 0.4%
41,643	NCR Corp.	1,113,950

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.0%
56,957	Skechers U.S.A., Inc. Class A*	$ 1,547,521
47,772	Steven Madden Ltd.	1,559,756

		3,107,277

Thrifts & Mortgage Finance – 2.3%
46,641	Essent Group Ltd.*	1,853,980
34,386	NMI Holdings, Inc. Class A*	756,492
44,970	Radian Group, Inc.	865,223
49,635	Walker & Dunlop, Inc.	2,385,954
50,797	Washington Federal, Inc.	1,477,685

		7,339,334

Tobacco – 0.3%
17,147	Universal Corp.	989,382

Trading Companies & Distributors – 2.7%
58,047	Air Lease Corp.	2,202,303
82,168	BMC Stock Holdings, Inc.*	1,410,003
40,189	H&E Equipment Services, Inc.	1,075,860
23,386	SiteOne Landscape Supply, Inc.*	1,246,474
49,636	WESCO International, Inc.*	2,600,926

		8,535,566

TOTAL COMMON STOCKS (Cost $276,430,920)		$300,737,031

Shares	Dividend Rate	Value

Investment Company(b) – 5.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
16,417,718	2.364%	$ 16,417,718
(Cost $16,417,718)

TOTAL INVESTMENTS – 100.2% (Cost $292,848,638)		$317,154,749

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(664,096)

NET ASSETS – 100.0%		$316,490,653

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2019:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$34,119,729	$126,673,009	$—
Australia and Oceania	—	9,259,042	—
Europe	32,469,424	386,422,255	—
North America	53,093,052	4,184,919	—
South America	1,676,944	—	—
Investment Company	21,896,631	—	—

Total	$143,255,780	$526,539,225	$—

MULTI-MANAGER U.S. DYNAMIC EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$395,301	$—	$—
Europe	5,151,613	5,960,492	—
North America	137,244,847	—	—
Investment Company	9,042,176	—	—

Total	$151,833,937	$5,960,492	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$2,372	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(56,359)	$—

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,679,402	$—	$—
Europe	2,101,562	—	—
North America	296,329,282	—	—
South America	626,785	—	—
Investment Company	16,417,718	—	—

Total	$317,154,749	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.4%
Australia – 4.8%
959,879	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	$ 17,263,999
206,206	CSL Ltd. (Biotechnology)	29,321,268
400,417	Macquarie Group Ltd. (Capital Markets)	34,054,546

		80,639,813

Canada – 4.5%
3,156,519	Algonquin Power & Utilities Corp. (Multi-Utilities)	34,857,560
1,127,125	Fortis, Inc. (Electric Utilities)	40,197,174

		75,054,734

China*(a) – 0.8%
64,830,096	China Tower Corp. Ltd. Class H (Diversified Telecommunication Services)	13,922,234

Denmark – 0.9%
334,817	Novo Nordisk A/S Class B (Pharmaceuticals)	15,691,560

France – 11.8%
576,577	Air Liquide SA (Chemicals)	69,996,145
117,989	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	14,946,737
36,589	Hermes International (Textiles, Apparel & Luxury Goods)	21,927,416
202,562	L’Oreal SA (Personal Products)	48,822,517
30,413	Pernod Ricard SA (Beverages)	5,045,917
277,237	Safran SA (Aerospace & Defense)	36,425,930

		197,164,662

Germany – 8.1%
209,268	Beiersdorf AG (Personal Products)	20,948,104
312,906	Deutsche Boerse AG (Capital Markets)	41,662,782
37,985	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	8,476,742
618,514	SAP SE ADR (Software)	63,966,718

		135,054,346

Hong Kong – 5.4%
4,135,288	AIA Group Ltd. (Insurance)	37,339,606
1,378,924	CK Infrastructure Holdings Ltd. (Electric Utilities)	11,133,270
5,016,756	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	10,901,642

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
957,287	Link REIT (Equity Real Estate Investment Trusts (REITs))	$ 10,522,632
3,556,862	MTR Corp. Ltd. (Road & Rail)	19,892,686

		89,789,836

India – 6.4%
858,208	HDFC Bank Ltd. ADR (Banks)	84,293,190
2,061,014	Infosys Ltd. ADR (IT Services)	22,258,951

		106,552,141

Indonesia – 1.2%
10,314,398	Bank Central Asia Tbk PT (Banks)	20,865,136

Ireland – 2.4%
459,243	Medtronic PLC (Health Care Equipment & Supplies)	40,592,489

Japan – 6.5%
342,528	Secom Co. Ltd. (Commercial Services & Supplies)	28,677,105
643,930	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	28,038,631
254,831	Shionogi & Co. Ltd. (Pharmaceuticals)	15,717,382
725,774	Tokio Marine Holdings, Inc. (Insurance)	35,538,026

		107,971,144

Netherlands – 5.7%
264,920	Heineken NV (Beverages)	23,794,859
900,599	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	23,727,271
905,421	Unilever NV (Personal Products)	48,485,453

		96,007,583

Singapore – 0.9%
7,580,362	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	15,458,949

Spain(a) – 2.6%
48,006	Aena SME SA (Transportation Infrastructure)	8,298,170
1,228,116	Cellnex Telecom SA* (Diversified Telecommunication Services)	34,607,839

		42,906,009

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 10.5%
347	Chocoladefabriken Lindt & Spruengli AG (Food Products)	$ 2,206,397
717,350	Coca-Cola HBC AG* (Beverages)	24,109,502
457,526	Nestle SA (Food Products)	39,888,892
477,731	Novartis AG (Pharmaceuticals)	41,706,281
102,752	Roche Holding AG (Pharmaceuticals)	27,335,700
300,398	Sika AG (Chemicals)	39,669,306

		174,916,078

United Kingdom – 11.2%
788,375	AstraZeneca PLC (Pharmaceuticals)	57,111,358
1,465,198	Diageo PLC (Beverages)	55,921,354
836,440	London Stock Exchange Group PLC (Capital Markets)	50,304,296
203,369	Reckitt Benckiser Group PLC (Household Products)	15,648,160
248,205	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	7,706,427

		186,691,595

United States – 11.7%
577,367	Abbott Laboratories (Health Care Equipment & Supplies)	42,136,244
24,487	Alphabet, Inc. Class A* (Interactive Media & Services)	27,569,668
27,984	Alphabet, Inc. Class C* (Interactive Media & Services)	31,240,498
256,022	Mastercard, Inc. Class A (IT Services)	54,053,925
298,461	Visa, Inc. Class A (IT Services)	40,295,220

		195,295,555

TOTAL COMMON STOCKS (Cost $1,519,705,906)		$1,594,573,864

Shares	Dividend Rate	Value

Investment Company(b) – 5.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
84,469,938	2.364%	$ 84,469,938
(Cost $84,469,938)

TOTAL INVESTMENTS – 100.5% (Cost $1,604,175,844)		$1,679,043,802

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(8,439,609)

NET ASSETS – 100.0%		$1,670,604,193

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $56,828,243, which represents approximately 3.4% of the Fund’s net assets as of January 31, 2019. The liquidity determination is unaudited.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	HKD	15,138,301	USD	1,929,820	02/08/19	$9

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2019:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$106,552,141	$248,007,299	$—
Australia and Oceania	—	80,639,813	—
Europe	104,559,207	784,465,115	—
North America	270,350,289	—	—
Investment Company	84,469,938	—	—

Total	$565,931,575	$1,113,112,227	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$9	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 1.1%
Apparel(a)(b) – 0.0%
Nine West Holdings, Inc.
$420,000	8.250%	03/15/19	$ 71,400

Banks – 0.1%
VTB Bank OJSC Via VTB Capital SA
420,000	6.950	10/17/22	429,975

Commercial Services(a)(b)(c) – 0.0%
Cenveo Corp.
1,315,000	8.500	09/15/22	17,634

Diversified Financial Services – 0.1%
MDC-GMTN B.V.
200,000	4.500	11/07/28	211,828

Electrical – 0.1%
Eskom Holdings SOC Ltd.
450,000	5.750	01/26/21	441,562

Energy - Exploration & Production(b)(c)(d) – 0.0%
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
100,000	10.000	06/01/20	—
951,000	10.750	10/01/20	—
245,000	9.250	06/01/21	—

			—

Media(b)(c)(e) – 0.4%
iHeartCommunications, Inc.
2,741,000	11.250	03/01/21	1,836,470

Oil Field Services – 0.4%
EP PetroEcuador via Noble Sovereign Funding I Ltd.(f)(g)(3M USD LIBOR + 5.630%)
141,789	8.443	09/24/19	141,884
Petrobras Global Finance B.V.
28,000	4.375	05/20/23	27,790
518,000	6.250	03/17/24	546,687
Petroleos de Venezuela SA(b)(d)
319,249	6.000	10/28/22	51,080
Petroleos Mexicanos
315,000	5.500	01/21/21	316,733
476,000	4.875	01/24/22	464,100
357,000	3.500	01/30/23	328,083
37,000	4.625	09/21/23	35,187
Seventy Seven Energy, Inc.(b)(c)(d)
205,000	6.500	07/15/22	—

			1,911,544

TOTAL CORPORATE OBLIGATIONS (Cost $6,537,178)			$ 4,920,413

Shares	Description	Value

Common Stocks – 33.8%
Aerospace & Defense – 1.9%
24,590	Airbus SE	$ 2,834,243
11,910	Esterline Technologies Corp.*	1,449,447
3,621	General Dynamics Corp.	619,807
6,402	Harris Corp.	980,658
19,235	Safran SA	2,527,270

		8,411,425

Air Freight & Logistics – 0.6%
79,967	Ceva Logistics AG*	2,420,440
1,326	Panalpina Welttransport Holding AG	233,314

		2,653,754

Banks – 1.7%
36,806	Bank of America Corp.	1,047,867
30,028	Fifth Third Bancorp	805,351
24,311	HDFC Bank Ltd. ADR	2,387,826
17,765	JPMorgan Chase & Co.	1,838,678
53,030	Regions Financial Corp.	804,465
13,889	SunTrust Banks, Inc.	825,284
1,461	Western Alliance Bancorp*	64,693

		7,774,164

Beverages – 1.1%
21,775	Coca-Cola HBC AG*	731,839
5,649	Constellation Brands, Inc. Class A	981,005
37,638	Diageo PLC	1,436,507
7,229	Heineken NV	649,302
923	Pernod Ricard SA	153,138
20,048	The Coca-Cola Co.	964,910

		4,916,701

Biotechnology – 0.8%
13,820	Celgene Corp.*(e)	1,222,517
5,513	CSL Ltd.	783,916
5,714	Loxo Oncology, Inc.*(e)	1,340,504

		3,346,937

Building Products(e) – 0.5%
53,020	USG Corp.	2,287,813

Capital Markets – 1.1%
1,149	CME Group, Inc.	209,440
8,392	Deutsche Boerse AG	1,117,377
4,936	Intercontinental Exchange, Inc.	378,887
24,567	London Stock Exchange Group PLC	1,477,483
10,488	Macquarie Group Ltd.	891,980
2,731	Moody’s Corp.	432,891
2,263	S&P Global, Inc.	433,704

		4,941,762

Chemicals – 1.1%
18,605	Air Liquide SA	2,258,637
3,582	Air Products & Chemicals, Inc.	588,845
2,827	Linde PLC	460,829
8,377	Sika AG	1,106,232
957	The Sherwin-Williams Co.	403,395

		4,817,938

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – 0.3%
16,922	Atento SA*	$ 66,842
9,072	Edenred	367,387
9,599	Secom Co. Ltd.	803,647

		1,237,876

Communications Equipment* – 0.6%
72,837	ARRIS International PLC(e)	2,286,354
18,996	CommScope Holding Co., Inc.	397,206
6,597	Quantenna Communications, Inc.	98,559

		2,782,119

Containers & Packaging – 0.1%
46,385	RPC Group PLC	482,974

Diversified Consumer Services* – 0.0%
19,321	Gymboree Holding Corp.	38,642

Diversified Financial Services* – 0.4%
9,685	Berkshire Hathaway, Inc. Class B	1,990,655

Diversified Telecommunication Services – 0.7%
31,263	Cellnex Telecom SA*(a)	880,979
7,619,856	China Tower Corp. Ltd. Class H*(a)	1,636,361
29,701	China Unicom Hong Kong Ltd. ADR	342,452
29,991	ORBCOMM, Inc.*	244,127

		3,103,919

Electric Utilities – 0.3%
36,801	CK Infrastructure Holdings Ltd.	297,127
31,111	Fortis, Inc.	1,109,526
198,402	TCEH Corp.	136,897

		1,543,550

Electrical Equipment – 0.1%
1,254	Rockwell Automation, Inc.	212,578

Electronic Equipment, Instruments & Components* – 0.3%
6,095	Fabrinet	346,440
56,567	Flex Ltd.	544,174
8,511	Itron, Inc.	464,956
911	Zebra Technologies Corp. Class A	158,150

		1,513,720

Entertainment – 1.1%
897	Netflix, Inc.*	304,532
26,339	Nexon Co. Ltd.*	400,708

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
3,331	Spotify Technology SA*	$ 451,184
57,011	Twenty-First Century Fox, Inc. Class A(e)	2,811,212
10,157	World Wrestling Entertainment, Inc. Class A	836,327

		4,803,963

Equity Real Estate Investment Trusts (REITs) – 0.3%
212,411	Ascendas Real Estate Investment Trust	433,178
1,328	Crown Castle International Corp.	155,456
869	Equinix, Inc.	342,386
27,125	Link REIT	298,162
406	SBA Communications Corp.*	74,107

		1,303,289

Food & Staples Retailing – 0.7%
59,672	BJ’s Wholesale Club Holdings, Inc.*	1,569,970
24,039	Koninklijke Ahold Delhaize NV	633,334
18,044	Seven & i Holdings Co. Ltd.	785,690

		2,988,994

Food Products – 0.4%
3	Chocoladefabriken Lindt & Spruengli AG	19,076
18,966	General Mills, Inc.	842,849
12,569	Nestle SA	1,095,814

		1,957,739

Gas Utilities – 0.1%
133,509	Hong Kong & China Gas Co. Ltd.	290,121

Health Care Equipment & Supplies – 1.9%
44,675	Abbott Laboratories	3,260,381
8,671	Becton Dickinson & Co.	2,163,068
24,860	Boston Scientific Corp.*	948,409
1,362	Danaher Corp.	151,073
18,668	Medtronic PLC	1,650,065
16,968	NxStage Medical, Inc.*	493,260

		8,666,256

Health Care Providers & Services – 0.2%
6,805	Universal Health Services, Inc. Class B	901,867

Hotels, Restaurants & Leisure – 0.5%
25,989	Aristocrat Leisure Ltd.	467,428
5,154	Choice Hotels International, Inc.	407,991
8,594	McDonald’s Corp.	1,536,435

		2,411,854

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables* – 0.1%
4,800	Roku, Inc.	$ 215,760

Household Products – 0.1%
5,527	Reckitt Benckiser Group PLC	425,273

Industrial Conglomerates – 0.3%
10,542	Honeywell International, Inc.	1,514,148

Insurance – 1.1%
107,300	AIA Group Ltd.	968,866
54,625	Aspen Insurance Holdings Ltd.(e)	2,279,501
1,002	Muenchener Rueckversicherungs AG	223,607
3,207	Stewart Information Services Corp.	142,551
21,997	Tokio Marine Holdings, Inc.	1,077,098
7,590	Trupanion, Inc.*	201,515

		4,893,138

Interactive Media & Services – 1.2%
804	Alphabet, Inc. Class A*	905,216
1,015	Alphabet, Inc. Class C*	1,133,116
4,398	Facebook, Inc. Class A*	733,103
43,617	Tencent Holdings Ltd.	1,941,592
23,485	Yandex NV Class A*	788,626

		5,501,653

Internet & Direct Marketing Retail – 0.7%
9,817	Alibaba Group Holding Ltd. ADR*	1,654,066
259	Amazon.com, Inc.*	445,151
98	Booking Holdings, Inc.*	179,615
5,960	Delivery Hero SE*(a)	220,123
1,422	Expedia Group, Inc.	169,574
44,481	Just Eat PLC*	406,488

		3,075,017

IT Services – 2.6%
2,248	Accenture PLC Class A	345,180
7,730	Automatic Data Processing, Inc.	1,080,963
1,250	EPAM Systems, Inc.*	176,850
3,353	ExlService Holdings, Inc.*	192,798
8,251	Fidelity National Information Services, Inc.	862,477
46,893	First Data Corp. Class A*	1,155,912
4,327	Fiserv, Inc.*	358,838
698	FleetCor Technologies, Inc.*	140,863
5,049	Genpact Ltd.	150,612
217	Global Payments, Inc.	24,365
3,897	GoDaddy, Inc. Class A*	267,451
55,236	Infosys Ltd. ADR	596,549
2,563	InterXion Holding NV*	153,883
16,947	Luxoft Holding, Inc.*	983,434
7,950	Mastercard, Inc. Class A	1,678,484
6,669	Pagseguro Digital Ltd. Class A*	143,850

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
3,103	PayPal Holdings, Inc.*	$ 275,422
20,401	Perspecta, Inc.	409,040
5,777	StoneCo Ltd. Class A*	127,787
2,419	Total System Services, Inc.	216,767
1,056	VeriSign, Inc.*	178,749
12,306	Visa, Inc. Class A	1,661,433
91	WEX, Inc.*	14,681
5,058	Worldpay, Inc. Class A*	422,242

		11,618,630

Leisure Products* – 0.2%
22,403	Amer Sports Oyj	994,421

Life Sciences Tools & Services – 0.4%
6,940	Agilent Technologies, Inc.	527,787
64,487	Pacific Biosciences of
	California, Inc.*(e)	446,250
6,550	PerkinElmer, Inc.	592,775
1,552	Thermo Fisher Scientific, Inc.	381,280

		1,948,092

Media – 0.9%
13,391	Comcast Corp. Class A	489,709
10,455	Cumulus Media, Inc. Class A*(d)	124,415
20,836	Gannett Co., Inc.	231,071
65,535	Tribune Media Co. Class A(e)	3,008,712

		3,853,907

Multi-Utilities – 0.3%
84,604	Algonquin Power & Utilities Corp.	934,285
12,326	Innogy SE*	527,652

		1,461,937

Oil, Gas & Consumable Fuels – 0.2%
20,591	MEG Energy Corp.*	85,094
28,117	Newfield Exploration Co.*	513,978
1,990	Pioneer Natural Resources Co.	283,217
6,391	Royal Dutch Shell PLC Class B	198,432

		1,080,721

Personal Products – 0.7%
7,388	Beiersdorf AG	739,552
5,270	L’Oreal SA	1,270,202
23,413	Unilever NV	1,253,770

		3,263,524

Pharmaceuticals – 1.5%
19,131	AstraZeneca PLC	1,385,885
4,418	Elanco Animal Health, Inc.*	128,917
11,802	Novartis AG	1,030,324
9,621	Novo Nordisk A/S Class B	450,899
2,865	Roche Holding AG	762,192
7,784	Shionogi & Co. Ltd.	480,099

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
58,285	Takeda Pharmaceutical Co. Ltd.	$ 2,353,154

		6,591,470

Professional Services – 1.2%
294	CoStar Group, Inc.*	114,877
4,882	Equifax, Inc.	522,472
6,135	Experian PLC	154,035
7,025	Huron Consulting Group, Inc.*	339,659
15,784	IHS Markit Ltd.*	819,505
21,989	The Dun & Bradstreet Corp.	3,182,688
1,030	TransUnion	62,645
1,287	TriNet Group, Inc.*	58,764

		5,254,645

Road & Rail – 0.6%
2,487	Canadian Pacific Railway Ltd.	509,586
5,644	Kansas City Southern	596,853
97,175	MTR Corp. Ltd.	543,477
6,280	Old Dominion Freight Line, Inc.	853,640

		2,503,556

Semiconductors & Semiconductor Equipment – 1.3%
9,623	Advanced Micro Devices, Inc.*	234,897
6,965	Analog Devices, Inc.	688,560
5,853	First Solar, Inc.*	296,103
12,995	FormFactor, Inc.*	195,185
59,859	Integrated Device Technology, Inc.*	2,924,112
2,839	KLA-Tencor Corp.	302,552
29,329	Lattice Semiconductor Corp.*	228,766
2,423	Microchip Technology, Inc.	194,737
4,988	Teradyne, Inc.	179,518
6,183	Texas Instruments, Inc.	622,505

		5,866,935

Software – 2.8%
4,565	Adobe, Inc.*	1,131,298
7,121	Atlassian Corp. PLC Class A*	700,706
5,560	Blackbaud, Inc.	398,096
4,472	Bottomline Technologies DE, Inc.*	230,979
4,381	Carbon Black, Inc.*	67,862
12,594	Ceridian HCM Holding, Inc.*	518,999
2,692	Check Point Software Technologies Ltd.*	301,289
2,416	Guidewire Software, Inc.*	209,419
490	HubSpot, Inc.*	77,572
1,769	Intuit, Inc.	381,785
4,737	LogMeIn, Inc.	440,636
4,182	Microsoft Corp.	436,726
14,262	Red Hat, Inc.*(e)	2,536,354
2,974	salesforce.com, Inc.*	451,959
17,605	SAP SE ADR	1,820,709

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
1,881	ServiceNow, Inc.*	$ 413,858
1,066	Splunk, Inc.*	133,079
2,649	Tableau Software, Inc. Class A*	338,648
6,314	VMware, Inc. Class A	953,856
6,043	Workday, Inc. Class A*	1,096,986
1,561	Zscaler, Inc.*	75,505

		12,716,321

Specialty Retail* – 0.1%
8,487	CarMax, Inc.	498,866

Technology Hardware, Storage & Peripherals* – 0.1%
12,916	Cray, Inc.	283,377

Textiles, Apparel & Luxury Goods – 0.3%
4,841	Canada Goose Holdings, Inc.*	249,118
3,250	EssilorLuxottica SA	411,707
999	Hermes International	598,690

		1,259,515

Transportation Infrastructure(a) – 0.1%
1,305	Aena SME SA	225,578

Wireless Telecommunication Services* – 0.2%
7,802	Millicom International Cellular SA SDR	488,645
8,141	T-Mobile US, Inc.(e)	566,776

		1,055,421

TOTAL COMMON STOCKS (Cost $143,011,622)		$151,482,515

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(g) – 3.8%
Collateralized Mortgage Obligations – 3.8%
Interest Only(h) – 1.5%
FHLMC REMIC Series 4723, Class KS(-1 X 1M USD LIBOR + 6.150%)
$7,105,133	3.695%	09/15/47	$ 1,314,052
FHLMC REMIC Series 4729, Class KS(-1 X 1M USD LIBOR - 6.150%)
5,369,371	3.695	11/15/47	993,032
GNMA REMIC Series 2015-16, Class MS(-1X1M LIBOR + 5.600%)
7,791,279	3.130	02/20/45	1,182,609
GNMA REMIC Series 2017-117, Class AS(-1 X 1M LIBOR + 6.200%)
8,342,187	3.730	08/20/47	1,458,800
GNMA REMIC Series 2017-68, Class SA(-1X1M LIBOR + 6.150%)
8,914,829	3.680	05/20/47	1,589,540

			6,538,033

Regular Floater – 1.3%
CHL GMSR Issuer Trust Series 2018-GT1, Class A(a)(1M USD LIBOR + 2.750%)
1,000,000	5.256	05/25/23	1,000,387

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations (g) – (continued)
Regular Floater – (continued)
CHL GMSR Issuer Trust Series 2018-GT1, Class B(a)(1M USD LIBOR + 3.500%)
$1,000,000	6.006%	05/25/23	$ 1,006,166
Impac Secured Assets Trust Series 2006-3, Class A2(1M USD LIBOR + 0.200%)
2,495,853	2.706	11/25/36	2,094,177
Impac Secured Assets Trust Series 2007-1, Class A3(1M USD LIBOR + 0.240%)
2,176,226	2.746	03/25/37	1,665,483

			5,766,213

Sequential Floating Rate(a) – 1.0%
Banc of America Funding Corp. Series 2015-R3, Class 1A2
2,624,559	3.007	03/27/36	2,055,560
Citigroup Mortgage Loan Trust Series 2014-12, Class 2A5
3,426,938	3.927	02/25/37	2,664,220

			4,719,780

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $16,653,150)			$17,024,026

Asset-Backed Securities – 9.7%
Collateralized Loan Obligations(a)(g) – 3.6%
Catamaran CLO Ltd. Series 2013-1A, Class DR(3M USD LIBOR + 2.800%)
$1,750,000	5.309%	01/27/28	$ 1,704,206
CVP CLO Ltd. Series 2017-2A, Class D(3M USD LIBOR + 2.650%)
1,000,000	5.119	01/20/31	942,526
Magnetite VII Ltd. Series 2012-7A, Class BR2(3M USD LIBOR + 1.650%)
816,000	4.086	01/15/28	797,695
MidOcean Credit CLO VI Series 2016-6A, Class D(3M USD LIBOR + 4.350%)
2,373,000	6.819	01/20/29	2,373,985
Shackleton CLO Ltd. Series 2013-3A, Class DR(3M USD LIBOR + 3.020%)
1,500,000	5.456	07/15/30	1,453,077
Shackleton CLO Ltd. Series 2015-7RA, Class A1(3M USD LIBOR + 1.170%)
1,275,000	3.558	07/15/31	1,263,019
Venture CLO Ltd. Series 2014-17A, Class DRR(3M USD LIBOR + 2.820%)
2,850,000	5.256	04/15/27	2,750,239
Venture CLO Ltd. Series 2017-30A, Class D(3M USD LIBOR + 3.000%)
1,500,000	5.436	01/15/31	1,449,022
Vibrant CLO VII Ltd. Series 2017-7A, Class A1(3M USD LIBOR + 1.270%)
700,000	3.739	09/15/30	697,439
Voya CLO Ltd. Series 2013-1A, Class CR(3M USD LIBOR + 2.950%)
1,500,000	5.386	10/15/30	1,445,299
York CLO-2 Ltd. Series 2015-1A, Class AR(3M USD LIBOR + 1.150%)
1,404,400	3.619	01/22/31	1,392,501

			16,269,008

Credit Card(a) – 0.6%
Continental Credit Card Series 2016-1A, Class C
2,381,376	11.330	01/15/25	2,490,344

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – 5.5%
ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP6, Class A2D(g)(1M USD LIBOR + 0.220%)
	$5,421,321	2.726%	12/25/36	$ 2,469,709
Ameriquest Mortgage Securities Trust Series 2006-M3, Class A1(g)(1M USD LIBOR + 0.175%)
	3,651,555	2.681	10/25/36	2,363,511
Argent Securities Trust Series 2006-M2, Class A2D(g)(1M USD LIBOR + 0.240%)
	2,834,994	2.746	09/25/36	1,267,767
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1(g)(1M USD LIBOR + 0.460%)
	1,886,611	2.966	01/25/36	1,310,081
Countrywide Asset-Backed Certificates Series 2006-22, Class M1(g)(1M USD LIBOR + 0.230%)
	5,318,983	2.736	05/25/47	1,170,452
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, Class M2(g)(1M USD LIBOR + 0.690%)
	2,174,681	3.196	10/25/35	1,672,985
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class MF2(i)
	1,623,897	4.912	11/25/36	1,094,763
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2, Class A3(g)(1M USD LIBOR + 0.150%)
	5,915,408	2.656	11/25/36	2,801,745
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2, Class AFPT(g)(1M USD LIBOR + 0.070%)
	4,336,641	2.576	11/25/36	2,038,487
Progress Residential Trust Series 2016-SFR2, Class F(a)(g)(1M LIBOR + 4.220%)
	1,300,000	6.728	01/17/34	1,293,667
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3, Class A3(g)(1M USD LIBOR + 0.250%)
	1,291,293	2.756	05/25/36	809,094
Securitized Asset Backed Receivables LLC Trust Series 2006-FR4, Class A1(a)(g)(1M USD LIBOR + 0.140%)
	4,960,204	2.646	08/25/36	2,689,600
Securitized Asset Backed Receivables LLC Trust Series 2006-FR4, Class A2B(g)(1M USD LIBOR + 0.170%)
	8,500,753	2.676	08/25/36	3,719,895

				24,701,756

Other(d) – 0.0%
EFIH Intercompany Claim
	105,640	1.000	11/02/26	12,677

TOTAL ASSET-BACKED SECURITIES (Cost $44,211,341)				$ 43,473,785

Foreign Debt Obligations – 2.7%
Bahrain Government International Bond
	$200,000	7.000%	01/26/26	$ 211,500
	400,000	7.500	09/20/47	398,000
Brazil Notas do Tesouro Nacional
	427,000	4.875	01/22/21	439,383
Ecuador Government International Bond
	216,000	10.750	03/28/22	227,880
National Highways Authority of India
INR	40,000,000	7.300	05/18/22	532,902

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Republic of Argentina
$679,000	2.260	%(i)	12/31/38	$ 462,812
1,250,000	3.875		01/15/22	1,284,098
(Argentina Blended Historical Policy Rate + 0.000%)
4,679,211	65.509	(g)	06/21/20	137,782
920,000	4.625		01/11/23	789,820
7,100,673	3.750		02/08/19	189,709
Republic of South Africa
14,211,397	10.500		12/21/26	1,187,804
6,665,781	8.750		02/28/48	460,486
Republic of Turkey
226,000	7.000		06/05/20	231,932
654,000	5.625		03/30/21	662,175
Russian Federation Bond
2,200,000	4.500		04/04/22	2,247,300
200,000	5.000		04/29/20	203,750
1,400,000	5.250		06/23/47	1,382,500
Saudi Government International Bond
400,000	5.250		01/16/50	411,000
600,000	2.375		10/26/21	583,500

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $12,382,249)				$ 12,044,333

Municipal Debt Obligations(b)(c) – 0.2%
Puerto Rico – 0.2%
Puerto Rico Commonwealth GO Bonds (Public Improvement) (Refunding) Series A
$215,000	5.750%		07/01/41	$ 115,831
Puerto Rico Commonwealth GO Bonds (Refunding) (Public Improvement) Series A
545,000	5.500		07/01/39	252,063
550,000	5.000		07/01/41	253,000
Puerto Rico Commonwealth GO Bonds (Refunding) Series A
400,000	8.000		07/01/35	184,000

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $913,310)				$ 804,894

Shares	Dividend Rate			Value

Investment Company(j) – 37.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
168,920,285	2.364%			$168,920,285
(Cost $168,920,285)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 89.0%
(Cost $392,629,135)				$398,670,251

Shares	Description	Value

Common Stocks Sold Short – (1.2)%
Entertainment – (0.2)%
5,131	The Walt Disney Co.	$ (572,209)

16,103	Twenty-First Century Fox, Inc. Class A(d)	(181,159)

		(753,368)

Insurance – (0.0)%
1,972	Fidelity National Financial, Inc.	(71,308)

IT Services* – (0.3)%
14,208	Fiserv, Inc.	(1,178,269)

Oil, Gas & Consumable Fuels – (0.1)%
75,127	Encana Corp.	(516,874)

Pharmaceuticals – (0.5)%
9,972	Bristol-Myers Squibb Co.	(492,318)
49,843	Takeda Pharmaceutical Co. Ltd.	(2,012,323)

		(2,504,641)

Wireless Telecommunication Services* – (0.1)%
77,306	Sprint Corp.	(482,389)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(5,280,202))		$ (5,506,849)

TOTAL SECURITIES SOLD SHORT – (1.2)% (Cost $(5,280,202))		$ (5,506,849)

OTHER ASSETS IN EXCESS OF LIABILITIES – 12.2%		54,682,469

NET ASSETS – 100.0%		$ 447,845,871

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $32,521,027, which represents approximately 7.3% of the Fund’s net assets as of January 31, 2019. The liquidity determination is unaudited.

(b)	Security is currently in default.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(e)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $13,523,906, which represents approximately 3.0% of the Fund’s net assets as of January 31, 2019.

(f)	Guaranteed by a foreign government until maturity.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2019.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2019.

(j)	Represents an affiliated issuer.

Currency Abbreviations:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
BUBOR	— Budapest Interbank Offered Rate
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
GNMA	— Government National Mortgage Association
GO	— General Obligation
GP	— General Partnership
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SDR	— Special Drawing Rights
SPA	— Stand-by Purchase Agreement
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG (London)	CAD	3,639,000	USD	2,730,508	03/20/19	$42,210
	CHF	23,000	USD	23,220	03/20/19	19
	CLP	68,012,000	USD	100,000	02/04/19	3,711
	CLP	67,321,000	USD	100,000	02/11/19	2,660
	CLP	67,583,768	USD	100,000	02/14/19	3,062
	CNH	1,342,720	USD	200,000	02/11/19	200
	COP	944,041,000	USD	300,000	02/04/19	3,986
	COP	323,701,120	USD	100,000	02/11/19	4,205
	COP	628,260,000	USD	200,000	02/19/19	2,186
	COP	942,295,978	USD	300,000	02/25/19	3,180
	COP	311,284,490	USD	100,000	03/04/19	120
	DKK	1,107,000	USD	170,044	03/20/19	440
	EUR	81,000	USD	92,834	03/20/19	270
	INR	57,021,040	USD	800,000	02/11/19	2,786
	INR	57,300,080	USD	800,000	02/20/19	5,849
	INR	57,064,000	USD	800,000	02/25/19	2,051
	JPY	5,043,000	USD	45,842	03/20/19	642
	KRW	1,681,581,000	USD	1,500,000	02/07/19	11,182
	KRW	112,299,797	USD	100,000	02/08/19	925
	KRW	1,455,769,978	USD	1,300,000	02/11/19	8,511
	KRW	1,127,798,797	USD	1,000,000	02/19/19	14,114
	KRW	1,006,488,000	USD	900,000	02/25/19	5,299
	MXN	5,000,000	USD	260,869	02/12/19	144
	RUB	131,731,530	USD	2,000,000	02/12/19	11,990
	TRY	2,112,496	USD	400,000	02/12/19	6,190
	TWD	12,320,000	USD	400,000	02/11/19	1,530
	TWD	12,340,400	USD	400,000	02/19/19	2,400
	TWD	12,314,800	USD	400,000	02/25/19	1,719
	USD	2,580,038	CHF	2,537,000	03/20/19	16,789
	USD	56,519	EUR	49,000	03/20/19	199
	USD	200,000	INR	13,983,975	02/04/19	3,177
	USD	800,000	INR	56,414,760	02/07/19	5,370
	USD	800,000	INR	56,302,960	02/11/19	7,323
	USD	165,441	JPY	17,799,000	03/20/19	1,380
	USD	780	KRW	867,430	02/07/19	1
	USD	708,958	MXN	13,500,000	02/12/19	4,223
	USD	200,000	TWD	6,129,694	02/11/19	222
JPMorgan Securities, Inc.	ARS	13,171,401	USD	327,769	03/08/19	12,104
	AUD	7,450,896	USD	5,368,099	03/20/19	51,757
	BRL	10,490,520	USD	2,794,799	02/04/19	80,780
	BRL	5,245,260	USD	1,399,875	03/06/19	35,249
	CAD	14,245,007	USD	10,675,204	03/20/19	178,714
	CNH	8,879,500	USD	1,289,102	03/20/19	35,027
	COP	4,424,663,987	USD	1,398,153	03/20/19	24,092
	EUR	4,861,514	USD	5,558,939	03/20/19	29,002
	GBP	12,334,962	USD	15,563,282	03/20/19	656,022
	HUF	78,188,547	EUR	246,893	03/20/19	499
	JPY	875,459,829	USD	7,814,675	03/20/19	254,852
	NOK	143,667,859	USD	16,574,128	03/20/19	498,303
	NZD	8,344,924	USD	5,721,920	03/20/19	52,128
	RUB	16,201,943	USD	240,456	03/20/19	5,204
	TRY	10,741,182	EUR	1,655,282	03/20/19	120,839
	USD	10,728	EUR	9,306	03/20/19	32
	USD	1,171,965	INR	83,151,549	03/20/19	7,160
	USD	790,360	SEK	7,117,624	03/20/19	655
	ZAR	42,382,721	USD	3,069,448	03/20/19	108,012
MS & Co. Int. PLC	EUR	295,000	USD	337,419	03/20/19	1,661
	GBP	694,000	USD	883,020	03/20/19	29,524
	USD	350,933	EUR	304,000	03/20/19	1,509

TOTAL						$2,363,390

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London)	CHF	237,000	USD	239,986	03/20/19	$(534)
	EUR	7,000	USD	8,076	03/20/19	(30)
	INR	14,093,760	USD	200,000	02/04/19	(1,632)
	INR	56,262,960	USD	800,000	02/07/19	(7,509)
	JPY	9,014,000	USD	83,359	03/20/19	(272)
	KRW	1,760,427	USD	1,584	02/07/19	(2)
	MXN	17,500,000	USD	919,363	02/12/19	(5,818)
	USD	2,805,770	CAD	3,754,000	03/20/19	(54,573)
	USD	372,161	CHF	369,000	03/20/19	(657)
	USD	100,000	CLP	69,690,970	02/04/19	(6,271)
	USD	100,000	CLP	68,054,000	02/11/19	(3,778)
	USD	100,000	CLP	67,371,000	02/14/19	(2,737)
	USD	800,000	CNH	5,371,360	02/11/19	(873)
	USD	300,000	COP	977,425,621	02/04/19	(14,735)
	USD	100,000	COP	316,485,000	02/11/19	(1,881)
	USD	200,000	COP	628,326,000	02/19/19	(2,207)
	USD	300,000	COP	944,628,175	02/25/19	(3,930)
	USD	100,000	COP	316,550,000	02/28/19	(1,829)
	USD	340,700	DKK	2,236,000	03/20/19	(3,657)
	USD	1,577,415	EUR	1,378,000	03/20/19	(6,492)
	USD	1,546	INR	109,784	02/04/19	—
	USD	800,000	INR	57,097,040	02/20/19	(2,994)
	USD	800,000	INR	57,348,080	02/25/19	(6,044)
	USD	800,000	INR	57,098,000	02/28/19	(2,051)
	USD	299,208	JPY	33,310,000	03/20/19	(7,828)
	USD	1,500,000	KRW	1,682,474,001	02/07/19	(11,983)
	USD	100,000	KRW	112,087,000	02/08/19	(734)
	USD	1,300,000	KRW	1,457,001,000	02/11/19	(9,616)
	USD	1,000,000	KRW	1,120,530,000	02/19/19	(7,578)
	USD	900,000	KRW	1,016,028,000	02/25/19	(13,880)
	USD	900,000	KRW	1,006,533,000	02/28/19	(5,562)
	USD	466,771	MXN	9,000,000	02/12/19	(3,052)
	USD	1,100,000	RUB	73,407,320	02/12/19	(21,180)
	USD	400,000	TRY	2,180,352	02/12/19	(19,238)
	USD	200,635	TWD	6,190,305	02/11/19	(1,118)
	USD	400,000	TWD	12,320,000	02/19/19	(1,734)
	USD	400,000	TWD	12,340,400	02/25/19	(2,554)
	USD	400,000	TWD	12,314,800	02/27/19	(1,770)
JPMorgan Securities, Inc.	EUR	1,640,944	TRY	10,741,182	03/20/19	(137,317)
	EUR	277,411	USD	321,541	03/20/19	(2,679)
	SEK	43,958,686	USD	4,895,046	03/20/19	(17,803)
	USD	5,355,550	AUD	7,450,896	03/20/19	(64,307)
	USD	1,402,476	BRL	5,245,260	02/04/19	(35,313)
	USD	10,606,586	CAD	14,245,007	03/20/19	(247,332)
	USD	1,291,866	CNH	8,879,500	03/20/19	(32,263)
	USD	313,107	COP	987,852,680	03/20/19	(4,424)
	USD	7,589,252	EUR	6,632,040	03/20/19	(33,777)
	USD	15,674,890	GBP	12,334,962	03/20/19	(544,416)
	USD	7,838,344	JPY	875,459,829	03/20/19	(231,183)
	USD	459,459	MXN	8,924,942	03/20/19	(3,821)
	USD	16,805,744	NOK	143,667,859	03/20/19	(266,688)
	USD	5,728,713	NZD	8,344,924	03/20/19	(45,336)
	USD	240,055	RUB	16,201,943	03/20/19	(5,605)
	USD	4,061,855	SEK	36,841,062	03/20/19	(25,683)
	USD	4,659,440	ZAR	64,489,447	03/20/19	(175,376)
MS & Co. Int. PLC	EUR	345,000	USD	397,626	03/20/19	(1,074)
	SEK	2,900,000	USD	323,332	03/20/19	(1,576)
	USD	4,311,270	EUR	3,778,000	03/20/19	(31,254)
	USD	183,828	GBP	145,000	03/20/19	(6,834)

TOTAL						$(2,152,394)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year German Euro-Bund	62	03/07/19	$11,756,800	$119,782
10 Year U.K. Long Gilt	61	03/27/19	9,883,333	38,553
10 Year U.S. Treasury Notes	41	03/20/19	5,021,219	23,559
2 Year German Euro-Schatz	26	03/07/19	3,329,354	(1,921)
2 Year U.S. Treasury Notes	8	03/29/19	1,698,625	2,323
20 Year U.S. Treasury Long Bonds	42	03/20/19	6,160,875	56,631
3 Month Euribor Interest Rate	5	12/16/19	1,434,255	913
3 Month Euribor Interest Rate	4	03/16/20	1,147,060	(16)
3 Month Euribor Interest Rate	2	12/14/20	572,786	1,229
3 Month Euribor Interest Rate	1	03/15/21	286,236	686
3 Month Euribor Interest Rate	1	12/13/21	285,735	1,359
3 Month Sterling Interest Rate	3	03/18/20	486,710	195
5 Year German Euro-Bobl	30	03/07/19	4,564,549	8,483
5 Year U.S. Treasury Notes	20	03/29/19	2,297,188	5,235
Amsterdam Exchanges Index	3	02/15/19	356,401	15,459
Australian Dollar	23	03/18/19	1,672,100	18,270
Bank Accept Index	1	03/16/20	186,071	(30)
British Pound	14	03/18/19	1,149,837	27,364
CAC40 Index	4	02/15/19	228,508	3,220
Canada 10 Year Government Bonds	38	03/20/19	3,980,608	9,316
Canadian Dollar	6	03/19/19	457,470	1,982
Cattle Feeder	2	03/28/19	142,550	(1,117)
CBOE Volatility Index	2	04/17/19	35,850	(1,153)
CBOE Volatility Index	1	07/17/19	18,325	(1,127)
Chicago SRW Wheat	3	03/14/19	77,475	(81)
Copper	1	02/01/19	153,006	(472)
Copper	4	02/08/19	615,325	(1,054)
Copper	2	02/12/19	307,762	4,207
Copper	1	02/13/19	153,894	(2,609)
Copper	3	02/15/19	461,756	(351)
Copper	2	02/20/19	307,962	(1,210)
Copper	3	02/22/19	461,827	(2,586)
Copper	4	02/28/19	616,035	(2,425)
Copper	4	03/04/19	616,212	(12,634)
Copper	1	03/05/19	154,064	428
Copper	5	03/06/19	770,375	12,985
Copper	1	03/07/19	154,085	383
Copper	6	03/11/19	924,762	8,277
Copper	3	03/13/19	462,444	7,624
Copper	5	03/14/19	770,791	23,500
Copper	9	03/18/19	1,387,800	39,138
Copper	7	03/19/19	1,079,400	30,293
Copper	1	03/20/19	154,187	4,310
Copper	1	03/25/19	154,129	4,108
Copper	7	03/27/19	487,287	11,314
Copper	1	03/27/19	154,141	5,163
Copper	1	03/28/19	154,146	6,074
Copper	3	04/02/19	462,525	22,816
Copper	3	04/08/19	462,733	17,937

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Copper	1	04/09/19	$154,256	$4,728
Copper	1	04/15/19	154,325	5,597
Copper	2	04/18/19	308,387	5,719
Copper	1	04/23/19	154,194	5,416
Copper	1	04/29/19	154,225	4,135
Copper	1	04/30/19	154,225	172
Corn	10	03/14/19	188,250	(1,683)
Crude Oil	2	02/19/19	107,580	(2,172)
Crude Oil	3	02/20/19	161,370	(3,165)
Crude Oil	1	06/28/19	18,862	(120)
Crude Palm Oil	1	04/15/19	14,032	292
DAX Index	3	03/15/19	957,515	18,742
E-mini Consumer staples Select Sector	5	03/15/19	268,450	7,394
E-mini Energy Select Sector	1	03/15/19	64,170	999
E-mini Russell 2000 Index	8	03/15/19	600,080	1,580
E-mini Utilities Select Sector	3	03/15/19	165,600	4,156
Euro Buxl 30 Year Bonds	7	03/07/19	1,489,147	19,135
Euro FX	3	03/18/19	430,744	733
Euro Stoxx 50 Index Dividend	166	12/20/19	2,306,643	16,846
Eurodollars	3	03/16/20	731,062	708
Eurodollars	5	03/15/21	1,220,000	118
Eurodollars	1	12/13/21	243,925	136
Eurodollars	4	03/14/22	975,600	607
Eurodollars	3	03/13/23	730,800	108
French 10 Year Government Bonds	39	03/07/19	6,826,254	55,841
FTSE 100 Index	25	03/15/19	2,263,328	22,638
FTSE/MIB Index	7	03/15/19	789,241	38,499
Gasoline RBOB	2	03/29/19	132,922	(1,923)
Gold 100 Oz	9	04/26/19	1,192,680	2,066
Hard Red Winter Wheat	1	03/14/19	24,950	(152)
New Zealand Dollar	2	03/18/19	138,260	1,937
Hscei	9	02/27/19	636,594	8,551
IBEX 35 Index	8	02/15/19	829,120	15,951
Italian 10 Year Government Bonds	24	03/07/19	3,372,986	31,994
Japan 10 Year Government Bonds	6	03/13/19	8,410,741	16,059
Japanese Yen	28	03/18/19	3,225,425	103,001
Korea 10 Year Bonds	24	03/19/19	2,737,033	(8,602)
Korea 3 Year Bonds	12	03/19/19	1,178,484	(77)
Lead	1	02/01/19	51,863	1,751
Lead	3	02/08/19	157,603	10,390
Lead	3	02/12/19	157,744	11,385
Lead	1	02/28/19	52,707	3,467
Lead	2	03/04/19	105,447	6,883
Lead	1	03/05/19	52,727	2,849
Lead	1	03/19/19	52,784	3,059
Lead	1	03/21/19	52,789	3,561
Lead	1	03/25/19	52,792	3,102
Lead	2	03/28/19	105,589	8,072
Lead	5	04/02/19	263,995	15,709
Lead	1	04/03/19	52,800	3,610
Lead	1	04/16/19	52,812	3,184
Lead	5	04/18/19	264,054	14,790
Lead	6	04/23/19	316,854	2,202
Lead	1	04/24/19	52,807	1,604
Lead	3	04/25/19	158,416	946
Lead	1	04/29/19	52,802	599
Lead	1	04/30/19	52,800	260
Lean Hogs	2	04/12/19	48,180	(3,764)
Live Cattle	2	04/30/19	101,040	(804)
Live Cattle	1	08/30/19	45,030	(242)
Low Sulphur Gas Oil	1	03/12/19	58,225	1,824
Mexican Peso	2	03/18/19	51,930	(378)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Milling Wheat No. 2	1	03/11/19	$11,689	$70
Mini H-shares Index	1	02/27/19	14,147	35
Mini-Hang Seng Index	10	02/27/19	357,518	8,790
MSCI Emerging Markets Index	17	03/15/19	904,910	4,548
MSCI Taiwan Index	11	02/26/19	408,870	4,576
Nasdaq 100 E-Mini Index	10	03/15/19	1,382,950	22,277
Natural Gas	1	02/26/19	28,140	(502)
Natural Gas	1	04/26/19	27,720	(652)
Nickel	1	02/01/19	73,686	1,353
Nickel	1	02/07/19	74,457	5,956
Nickel	1	02/19/19	74,529	6,726
Nickel	2	02/28/19	149,152	19,289
Nickel	1	03/04/19	74,597	9,993
Nickel	3	03/05/19	223,806	28,014
Nickel	1	03/11/19	74,633	9,470
Nickel	1	03/13/19	74,643	9,330
Nickel	1	03/18/19	74,669	9,284
Nickel	1	03/19/19	74,674	9,391
Nickel	1	03/25/19	74,706	9,280
Nickel	1	03/28/19	74,723	10,550
Nickel	1	04/04/19	74,761	8,608
Nickel	1	04/11/19	74,799	6,246
Nickel	2	04/23/19	149,700	9,805
Nickel	1	04/25/19	74,859	3,927
Nickel	1	04/29/19	74,876	3,839
Nickel	1	04/30/19	74,880	357
Nikkei 225 Index	13	03/07/19	1,333,211	10,636
Nikkei 225 Mini	8	03/07/19	152,398	342
NY Harbor ULSD	5	02/28/19	394,254	(2,562)
NY Harbor ULSD	1	04/30/19	78,397	254
Nymex Palladium	1	03/27/19	129,990	15,848
OMXS 30 Index	18	02/15/19	301,679	2,234
Platinum	5	04/26/19	206,175	3,201
Primary Aluminum	1	02/01/19	47,269	(2,372)
Primary Aluminum	1	02/07/19	47,342	(1,080)
Primary Aluminum	1	02/15/19	47,455	(1,360)
Primary Aluminum	1	02/19/19	47,511	(1,142)
Primary Aluminum	1	02/21/19	47,525	(1,353)
Primary Aluminum	2	02/22/19	95,082	(2,811)
Primary Aluminum	1	02/27/19	47,619	(834)
Primary Aluminum	1	03/04/19	47,700	(1,890)
Primary Aluminum	2	03/05/19	95,420	(1,453)
Primary Aluminum	2	03/06/19	95,440	153
Primary Aluminum	1	03/07/19	47,730	(1,198)
Primary Aluminum	3	03/11/19	143,310	(3,186)
Primary Aluminum	2	03/13/19	95,580	(479)
Primary Aluminum	2	03/18/19	95,588	(925)
Primary Aluminum	5	03/19/19	238,954	(901)
Primary Aluminum	1	03/20/19	47,788	(6)
Primary Aluminum	3	03/21/19	143,081	(349)
Primary Aluminum	1	03/28/19	47,621	2,693
Primary Aluminum	3	04/02/19	142,854	4,646
Primary Aluminum	1	04/03/19	47,621	2,443
Primary Aluminum	1	04/25/19	47,698	83
Primary Aluminum	1	04/29/19	47,740	637
Primary Aluminum	1	04/30/19	47,750	122
S&P 500 E-Mini Index	14	03/15/19	1,893,150	5,457
S&P Toronto Stock Exchange 60 Index	2	03/14/19	282,446	11,870
SET50 Index	8	03/28/19	55,760	183
SGX Nifty 50 Index	17	02/28/19	369,087	3,288
Silver	6	03/27/19	482,160	5,050
Soybean	12	03/14/19	549,150	(4,225)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Soybean Meal	9	03/14/19	$279,000	$(2,969)
Sugar No. 11	2	02/28/19	28,515	(105)
Sugar No. 11	1	04/30/19	14,347	20
Swiss Franc	1	03/18/19	126,175	299
The Tokyo Price Index	1	03/07/19	143,952	275
TOCOM Gold	1	12/24/19	42,222	366
TOCOM Gold Mini	6	12/23/19	25,333	397
U.S. Dollar Index	2	03/18/19	190,608	(820)
Ultra 10 Year U.S. Treasury Notes	20	03/20/19	2,613,750	7,218
Ultra Long U.S. Treasury Bonds	13	03/20/19	2,094,625	6,457
White Sugar	1	04/15/19	17,640	(1)
WIG20 Index	3	03/15/19	38,556	710
Yen Denominated Nikkei 225 Index	433	03/07/19	41,391,898	7,981
Zinc	1	02/01/19	67,306	2,879
Zinc	2	02/05/19	136,526	10,199
Zinc	1	02/06/19	68,277	5,843
Zinc	3	02/07/19	204,869	18,603
Zinc	3	02/08/19	204,910	13,234
Zinc	2	02/13/19	136,739	10,858
Zinc	2	02/14/19	136,765	12,785
Zinc	4	02/15/19	273,584	14,168
Zinc	1	02/19/19	68,449	3,146
Zinc	1	02/20/19	68,463	3,774
Zinc	4	02/21/19	273,825	15,244
Zinc	6	02/22/19	410,700	25,258
Zinc	2	02/26/19	136,883	10,547
Zinc	1	02/27/19	68,438	3,779
Zinc	2	02/28/19	136,877	12,066
Zinc	1	03/05/19	68,445	3,592
Zinc	2	03/11/19	136,903	7,510
Zinc	1	03/18/19	68,460	5,961
Zinc	3	03/19/19	205,384	11,517
Zinc	2	03/21/19	136,800	10,902
Zinc	1	03/25/19	68,382	5,984
Zinc	2	04/02/19	136,652	12,266
Zinc	1	04/03/19	68,317	8,489
Zinc	1	04/04/19	68,308	7,468
Zinc	1	04/11/19	68,262	6,596
Zinc	1	04/24/19	68,075	2,747

Total				$1,481,170

Short position contracts:
10 Year U.S. Treasury Notes	(1)	03/20/19	(122,469)	(938)
2 Year German Euro-Schatz	(1)	03/07/19	(128,052)	(12)
2 Year U.S. Treasury Notes	(18)	03/29/19	(3,821,906)	(4,075)
3 Month Sterling Interest Rate	(2)	12/18/19	(324,555)	(329)
Amsterdam Exchanges Index	(2)	02/15/19	(237,601)	(8,191)
Australian 10 Year Government Bonds	(15)	03/15/19	(1,455,827)	(6,716)
BIST National-30 Index	(11)	02/28/19	(28,423)	(603)
Brent Crude	(3)	02/28/19	(182,520)	3,197
Brent Crude	(3)	03/29/19	(182,790)	(3,863)
Brent Crude	(1)	04/30/19	(61,020)	829
Brent Crude	(2)	10/31/19	(121,360)	7,088
CAC40 Index	(2)	02/15/19	(114,254)	(3,938)
Canada 10 Year Government Bonds	(60)	03/20/19	(6,285,171)	(201,735)
Canadian Canola	(1)	03/14/19	(7,332)	28
Canadian Dollar	(15)	03/19/19	(1,143,675)	(20,810)
CBOE Volatility Index	(69)	02/13/19	(1,181,625)	28,965
CBOE Volatility Index	(24)	03/19/19	(426,600)	22,317
CBOE Volatility Index	(1)	05/22/19	(18,125)	823
CBOE Volatility Index	(1)	06/19/19	(18,125)	823
Chicago SRW Wheat	(1)	03/14/19	(25,825)	(615)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Chicago SRW Wheat	(1)	05/14/19	$(26,087)	$423
Cocoa	(4)	03/14/19	(86,720)	1,531
Cocoa	(2)	03/14/19	(41,210)	733
Coffee	(1)	03/19/19	(39,712)	(1,746)
Copper	(1)	02/01/19	(153,006)	745
Copper	(4)	02/08/19	(615,325)	(4,074)
Copper	(2)	02/12/19	(307,763)	5,203
Copper	(1)	02/13/19	(153,894)	(1,722)
Copper	(3)	02/15/19	(461,756)	419
Copper	(2)	02/20/19	(307,963)	(4,124)
Copper	(3)	02/22/19	(461,827)	(706)
Copper	(4)	02/28/19	(616,035)	1,304
Copper	(4)	03/04/19	(616,212)	1,797
Copper	(1)	03/05/19	(154,064)	(367)
Copper	(5)	03/06/19	(770,375)	(6,537)
Copper	(1)	03/07/19	(154,086)	(463)
Copper	(6)	03/11/19	(924,762)	(16,882)
Copper	(3)	03/13/19	(462,444)	(7,077)
Copper	(5)	03/14/19	(770,791)	(11,861)
Copper	(9)	03/18/19	(1,387,800)	(33,512)
Copper	(7)	03/19/19	(1,079,400)	(35,503)
Copper	(1)	03/20/19	(154,188)	(10,814)
Copper	(1)	03/25/19	(154,130)	(4,720)
Copper	(1)	03/27/19	(154,141)	(10,786)
Copper	(1)	03/28/19	(154,147)	(4,024)
Copper	(4)	04/02/19	(616,700)	(28,774)
Copper	(3)	04/08/19	(462,733)	(18,271)
Copper	(1)	04/09/19	(154,256)	(6,022)
Copper	(1)	04/18/19	(154,194)	(2,872)
Copper	(3)	04/23/19	(462,581)	(14,715)
Copper	(1)	04/30/19	(154,225)	(803)
Corn	(11)	03/14/19	(207,075)	(1,110)
Corn	(2)	05/14/19	(38,525)	(367)
Corn	(1)	12/13/19	(20,000)	135
Cotton No.2	(1)	03/07/19	(37,200)	(1,037)
Crude Oil	(1)	02/19/19	(53,790)	(7,561)
Crude Oil	(1)	03/19/19	(54,040)	(1,351)
Crude Oil	(2)	04/22/19	(108,620)	357
Crude Oil	(1)	05/20/19	(54,600)	(1,241)
Crude Oil	(1)	11/20/19	(54,960)	(262)
Crude Palm Oil	(2)	03/15/19	(27,686)	(149)
Crude Palm Oil	(1)	04/15/19	(14,032)	(1)
Crude Palm Oil	(1)	05/15/19	(14,166)	(50)
Crude soybean oil	(27)	03/14/19	(488,754)	(8,464)
Crude soybean oil	(2)	05/14/19	(36,576)	(1,072)
Crude soybean oil	(2)	12/13/19	(37,584)	(2,824)
DAX Index	(1)	03/15/19	(319,172)	(19,273)
DJIA E-Mini Index	(1)	03/15/19	(124,880)	(151)
E-mini Consumer Discretionary Select Sector	(3)	03/15/19	(329,700)	(14,144)
E-mini S&P MidCap 400	(1)	03/15/19	(183,610)	(10,551)
Euro Buxl 30 Year Bonds	(1)	03/07/19	(212,735)	(10,623)
Euro FX	(5)	03/18/19	(717,906)	(3,094)
Euro Stoxx 50 Index	(33)	03/15/19	(1,190,567)	(16,830)
Eurodollars	(6)	06/17/19	(1,460,625)	(1,059)
Eurodollars	(1)	12/13/21	(243,925)	(1,251)
FTSE 100 Index	(7)	03/15/19	(633,732)	(22,037)
FTSE China A50 Index	(32)	02/27/19	(367,600)	(6,832)
FTSE/JSE Top 40 Index	(2)	03/20/19	(72,633)	(1,178)
FTSE/MIB Index	(9)	03/15/19	(1,014,739)	(20,375)
Gasoline RBOB	(3)	02/28/19	(173,578)	(2,206)
Gold 100 Oz	(4)	04/26/19	(530,080)	(3,846)
Hang Seng Index	(4)	02/27/19	(715,037)	(15,380)
Hard Red Winter Wheat	(1)	03/14/19	(24,950)	(27)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
New Zealand Dollar	(28)	03/18/19	$(1,935,640)	$(16,765)
Hscei	(1)	02/27/19	(70,733)	(1,848)
IBEX 35 Index	(1)	02/15/19	(103,640)	(868)
U.S. Dollar	(3)	02/18/19	(29,980)	131
Kospi 200 Index	(11)	03/14/19	(709,219)	(41,587)
Lead	(1)	02/01/19	(51,862)	(1,815)
Lead	(3)	02/08/19	(157,604)	(9,837)
Lead	(3)	02/12/19	(157,744)	(10,545)
Lead	(1)	02/22/19	(52,683)	(2,848)
Lead	(1)	02/28/19	(52,707)	(3,999)
Lead	(2)	03/04/19	(105,446)	(5,977)
Lead	(1)	03/19/19	(52,783)	(3,786)
Lead	(1)	03/21/19	(52,788)	(4,078)
Lead	(1)	03/25/19	(52,792)	(4,082)
Lead	(1)	03/27/19	(52,794)	(2,184)
Lead	(2)	03/28/19	(105,589)	(3,420)
Lead	(6)	04/02/19	(316,794)	(19,992)
Lead	(1)	04/03/19	(52,800)	(4,077)
Lead	(1)	04/16/19	(52,811)	(16)
Lead	(5)	04/18/19	(264,054)	(483)
Lead	(7)	04/23/19	(369,663)	(14,701)
Lead	(1)	04/24/19	(52,807)	(72)
Lead	(2)	04/25/19	(105,610)	(679)
Lean Hogs	(2)	04/12/19	(48,180)	5,155
Live Cattle	(5)	04/30/19	(252,600)	2,129
Low Sulphur Gas Oil	(2)	04/11/19	(116,200)	(10,127)
Low Sulphur Gas Oil	(1)	05/10/19	(58,050)	(1,751)
Milling Wheat No. 2	(6)	03/11/19	(70,135)	565
Mini H-shares Index	(2)	02/27/19	(28,293)	(688)
Mini Tokyo Price Index	(4)	03/07/19	(57,581)	(3,567)
Mini-Hang Seng Index	(1)	02/27/19	(35,752)	(910)
MSCI EAFE Index	(5)	03/15/19	(457,025)	(25,227)
MSCI Singapore Index	(5)	02/27/19	(133,134)	771
MSCI Taiwan Index	(2)	02/26/19	(74,340)	(893)
Nasdaq 100 E-Mini Index	(1)	03/15/19	(138,295)	(10,831)
Natural Gas	(1)	02/26/19	(28,140)	1,908
Nickel	(1)	02/01/19	(73,686)	(9,268)
Nickel	(1)	02/07/19	(74,457)	(5,657)
Nickel	(1)	02/19/19	(74,529)	(10,021)
Nickel	(2)	02/28/19	(149,152)	(16,558)
Nickel	(1)	03/04/19	(74,597)	(6,500)
Nickel	(3)	03/05/19	(223,806)	(27,463)
Nickel	(1)	03/11/19	(74,633)	(10,021)
Nickel	(1)	03/13/19	(74,643)	(9,461)
Nickel	(1)	03/18/19	(74,669)	(9,002)
Nickel	(1)	03/19/19	(74,674)	(9,456)
Nickel	(1)	03/25/19	(74,706)	(9,219)
Nickel	(2)	03/28/19	(149,445)	(20,716)
Nickel	(2)	04/11/19	(149,598)	(12,360)
Nickel	(2)	04/23/19	(149,700)	(7,867)
Nickel	(2)	04/25/19	(149,718)	(6,383)
Nickel	(1)	04/29/19	(74,876)	(3,779)
Nikkei 225 Index	(398)	03/07/19	(41,443,752)	(29,772)
Nikkei 225 Mini	(6)	03/07/19	(114,299)	(4,762)
NY Harbor ULSD	(2)	02/28/19	(157,702)	(2,439)
NY Harbor ULSD	(1)	03/29/19	(78,536)	893
NYMEX Light Sweet E-mini Crude Oil	(2)	02/19/19	(53,790)	(880)
Nymex Palladium	(3)	03/27/19	(389,970)	7,345
OMXS 30 Index	(19)	02/15/19	(318,439)	(11,914)
Primary Aluminum	(1)	02/01/19	(47,269)	66
Primary Aluminum	(1)	02/07/19	(47,342)	1,792
Primary Aluminum	(1)	02/15/19	(47,455)	1,567

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Primary Aluminum	(1)	02/19/19	$(47,511)	$(25)
Primary Aluminum	(1)	02/21/19	(47,525)	1,629
Primary Aluminum	(2)	02/22/19	(95,081)	1,999
Primary Aluminum	(1)	02/27/19	(47,619)	1,598
Primary Aluminum	(1)	03/04/19	(47,700)	(98)
Primary Aluminum	(2)	03/05/19	(95,420)	2,987
Primary Aluminum	(2)	03/06/19	(95,440)	1,492
Primary Aluminum	(1)	03/07/19	(47,730)	(95)
Primary Aluminum	(3)	03/11/19	(143,310)	442
Primary Aluminum	(2)	03/13/19	(95,580)	(182)
Primary Aluminum	(2)	03/18/19	(95,587)	549
Primary Aluminum	(5)	03/19/19	(238,954)	1,289
Primary Aluminum	(1)	03/20/19	(47,787)	110
Primary Aluminum	(3)	03/21/19	(143,081)	(2,589)
Primary Aluminum	(1)	03/28/19	(47,621)	(1,211)
Primary Aluminum	(3)	04/02/19	(142,854)	(5,750)
Primary Aluminum	(2)	04/03/19	(95,242)	(3,479)
Primary Aluminum	(1)	04/08/19	(47,636)	(1,294)
Primary Aluminum	(1)	04/29/19	(47,739)	(1,142)
S&P 500 E-Mini Index	(11)	03/15/19	(1,487,475)	(50,242)
S&P Toronto Stock Exchange 60 Index	(6)	03/14/19	(847,338)	(52,187)
SET50 Index	(1)	03/28/19	(6,970)	(254)
Silver	(4)	03/27/19	(321,440)	(7,447)
Soybean	(4)	03/14/19	(183,050)	(996)
Soybean	(2)	05/14/19	(92,925)	(2,017)
Soybean	(1)	07/12/19	(47,100)	(1,040)
Soybean	(1)	11/14/19	(47,775)	35
Soybean Meal	(4)	03/14/19	(124,000)	111
SPI 200 Index	(2)	03/21/19	(210,946)	(9,195)
STOXX 600 Banks Index	(1)	03/15/19	(7,886)	(315)
Swiss Franc	(17)	03/18/19	(2,144,975)	14,350
The EURO STOXX Banks Index	(5)	03/15/19	(102,127)	(7,094)
ICE ECX Emission	(1)	12/16/19	(25,525)	(16)
The Mini FTSE MIB Index	(3)	03/15/19	(67,649)	(2,059)
Platinum	(1)	04/26/19	(41,235)	(982)
TOCOM Gasoline	(1)	07/25/19	(23,842)	(607)
TOCOM Gold	(1)	10/28/19	(42,222)	(1,057)
TOCOM Gold	(2)	12/24/19	(84,443)	(461)
TOCOM Kerosene	(1)	07/25/19	(26,238)	(120)
Topix Index	(1)	03/07/19	(143,952)	(8,722)
U.S. Dollar Index	(1)	03/18/19	(95,304)	390
VSTOXX Index	(1)	02/13/19	(1,849)	45
VSTOXX Index	(2)	03/19/19	(3,869)	68
Wheat	(1)	07/12/19	(26,350)	(415)
Wheat	(1)	12/13/19	(27,462)	(2)
Zinc	(1)	02/01/19	(67,306)	(4,334)
Zinc	(2)	02/05/19	(136,526)	(10,305)
Zinc	(1)	02/06/19	(68,276)	(5,866)
Zinc	(3)	02/07/19	(204,869)	(18,827)
Zinc	(3)	02/08/19	(204,910)	(19,028)
Zinc	(2)	02/13/19	(136,739)	(7,479)
Zinc	(2)	02/14/19	(136,766)	(7,524)
Zinc	(4)	02/15/19	(273,584)	(14,756)
Zinc	(1)	02/19/19	(68,449)	(3,633)
Zinc	(1)	02/20/19	(68,462)	(4,928)
Zinc	(4)	02/21/19	(273,825)	(17,524)
Zinc	(6)	02/22/19	(410,700)	(24,161)
Zinc	(2)	02/26/19	(136,884)	(11,014)
Zinc	(1)	02/27/19	(68,437)	(6,778)
Zinc	(2)	02/28/19	(136,878)	(9,945)
Zinc	(1)	03/05/19	(68,445)	(6,009)
Zinc	(2)	03/11/19	(136,904)	(10,213)
Zinc	(1)	03/18/19	(68,460)	(5,725)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Zinc	(3)	03/19/19	$(205,384)	$(17,147)
Zinc	(2)	03/21/19	(136,800)	(11,899)
Zinc	(1)	03/25/19	(68,381)	(6,434)
Zinc	(3)	04/02/19	(204,979)	(25,100)
Zinc	(1)	04/03/19	(68,317)	(6,144)
Zinc	(1)	04/08/19	(68,289)	(6,655)
Zinc	(1)	04/11/19	(68,262)	(6,170)
Zinc	(1)	04/24/19	(68,075)	(1,595)
Zinc	(1)	04/30/19	(67,975)	10

Total				$(1,387,840)

TOTAL FUTURES CONTRACTS				$93,330

SWAP CONTRACTS — At January 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M BUBOR(a)	1.450%	03/20/22	HUF	745,420	(b)	$6,324	$(5,342)	$11,666
6M BUBOR(c)	2.765	03/20/29		148,512	(b)	(3,818)	9,894	(13,712)
6M BUBOR(c)	2.770	03/20/29		129,143	(b)	(7,552)	6,524	(14,076)
1.519(a)	6M GBP	03/20/69	GBP	904	(b)	(8,251)	—	(8,251)
6M BUBOR(c)	1.450	03/20/22	HUF	248,282	(b)	(5,602)	(5,601)	(1)
8.345(d)	1M BID Avg	01/04/21	BRL	28,117		(220,003)	(89,938)	(130,065)
6M BUBOR(a)	2.765	03/20/29	HUF	28,900	(b)	4,779	4,779	—
6M BUBOR(a)	2.770	03/20/29		51,069	(b)	8,536	8,536	—
Mexico Interbank TIIE 28 Days(e)	7.890	09/13/23	MXN	6,543		(3,893)	39	(3,932)
Mexico Interbank TIIE 28 Days(e)	7.910	09/13/23		10,108		(5,575)	—	(5,575)
Mexico Interbank TIIE 28 Days(a)	7.945	09/13/23		15,365		(7,310)	—	(7,310)
Mexico Interbank TIIE 28 Days(e)	8.067	12/13/25		20,038		(4,161)	—	(4,161)
1M BID Avg(e)	8.345	01/04/21	BRL	7,586		52,881	—	52,881
Mexico Interbank TIIE 28 Days(e)	8.813	12/13/23	MXN	16,832		23,593	(48)	23,641

TOTAL						$(170,052)	$(71,157)	$(98,895)

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2019.
(c)	Payments made annually.
(d)	Payments made maturity.
(e)	Payments made monthly.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund (%)(a)	Credit Spread at January 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Republic of South Africa, 5.500%, 03/09/20	(1.000)%	1.377%	06/20/22	$2,020	$21,955	$203	$21,752
Republic of Turkey, 11.875%, 01/15/30	(1.000)	2.590	06/20/22	2,111	$102,533	513	102,020
Republic of South Africa, 5.500%, 03/09/20	(1.000)	1.477	12/20/22	238	3,847	324	3,523
Republic of Turkey, 11.875%, 01/15/30	(1.000)	2.875	06/20/23	61	—	66	(66)
United Mexican States, 4.150%, 03/28/27	(1.000)	1.231	06/20/23	1,227	10,099	1,963	8,136
United Mexican States, 4.150%, 03/28/27	(1.000)	1.337	12/20/23	223	3,116	235	2,881
Republic of Korea, 7.125%, 04/16/19	(1.000)	0.254	12/20/22	1,405	(40,617)	224	(40,841)

TOTAL					$100,932	$3,528	$97,405

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Edenred SA(a)	1M EUR LIBOR	Deutsche Bank AG (London)	05/10/20	$131	$(127)	$—	$(127)
Guidewire Software, Inc.(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	30	1,139	—	1,139
iShares North American Technology-Multimedia Networking ETF(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	455	(21,998)	—	(21,998)
iShares PHLX Semiconductor ETF(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	1,120	(66,021)	—	(66,021)
iShares S&P NA Technology-Multimedia Networking ETF(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	347	(9,713)	—	(9,713)
iShares U.S. Technology ETF(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	302	(16,543)	—	(16,543)
Splunk, Inc.(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	92	3,681	—	3,681
Visa, Inc. Class A(a)	1M USD LIBOR	Deutsche Bank AG (London)	05/10/20	203	(5,351)	—	(5,351)
2U, Inc.(a)	2.090%	JPMorgan Securities, Inc.	09/08/20 - 10/15/20	4	(13,386)	—	(13,386)
3-D Systems Corp.(a)	1.090	JPMorgan Securities, Inc.	10/01/20	7	(11,844)	—	(11,844)
3I Group PLC(a)	2.884	JPMorgan Securities, Inc.	01/08/21	25	13,799	—	13,799
58 Com., Inc. Class A(a)	2.902	JPMorgan Securities, Inc.	01/29/21	1	646	—	646
Aac Technologies Holdings, Inc.(a)	1.890	JPMorgan Securities, Inc.	11/23/20 - 12/21/20	27	(7,517)	—	(7,517)
AAON Co., Inc.(a)	2.090	JPMorgan Securities, Inc.	08/24/20 - 11/09/20	7	(8,261)	—	(8,261)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

ABIOMED, Inc.(a)	2.909%	JPMorgan Securities, Inc.	07/09/20 - 07/31/20	$—	*	$11,159	$—	$11,159
Advanced Micro Devices, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	225		35,353	—	35,353
Aerie Pharmaceuticals, Inc.(a)	2.090	JPMorgan Securities, Inc.	04/23/20 - 10/15/20	5		(22,752)	—	(22,752)
African Rainbow Minerals Ltd.(a)	3.259	JPMorgan Securities, Inc.	11/23/20 - 12/21/20	6		9,554	—	9,554
Afterpay Touch Group Ltd.(a)	(3.360)	JPMorgan Securities, Inc.	10/26/20	16		(29,408)	—	(29,408)
Agco Corp.(a)	2.909	JPMorgan Securities, Inc.	01/07/21	5		9,788	—	9,788
Aggreko PLC(a)	2.884	JPMorgan Securities, Inc.	12/21/20	5		(3,466)	—	(3,466)
Air France – KLM(a)	2.909	JPMorgan Securities, Inc.	12/21/20	—	*	1,001	—	1,001
Airasia BHD(a)	3.709	JPMorgan Securities, Inc.	11/13/20 - 11/23/20	306		28,804	—	28,804
Aker ASA Class A(a)	2.909	JPMorgan Securities, Inc.	02/10/20 - 03/30/20	9		30,344	—	30,344
Akzo Nobel NV(a)	2.050	JPMorgan Securities, Inc.	12/03/20 - 01/25/21	3		14,058	—	14,058
Alfa SA(a)	3.509	JPMorgan Securities, Inc.	11/23/20	165		(2,325)	—	(2,325)
Algonquin Power Utilities Corp.(a)	2.090	JPMorgan Securities, Inc.	01/07/21	25		(14,398)	—	(14,398)
Alibaba Health Information SHS(a)	1.140	JPMorgan Securities, Inc.	01/08/21	226		(12,430)	—	(12,430)
Almirall SA(a)	2.909	JPMorgan Securities, Inc.	10/02/20	12		(819)	—	(819)
Alphabet, Inc. Class C(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	119		5,062	—	5,062
Alta Mesa Resources, Inc. Class A(a)	2.090	JPMorgan Securities, Inc.	03/16/20	44		9,409	—	9,409
Alteryx, Inc. Class A(a)	2.913	JPMorgan Securities, Inc.	01/19/21	2		5,718	—	5,718
Altice Usa, Inc. Class A(a)	2.909	JPMorgan Securities, Inc.	11/20/20	12		23,777	—	23,777
Altium Ltd.(a)	2.909	JPMorgan Securities, Inc.	06/26/20 - 07/20/20	12		17,064	—	17,064
Altran Technologies SA(a)	1.640	JPMorgan Securities, Inc.	02/03/20 - 10/16/20	30		(20,175)	—	(20,175)
Amazon.com, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	228		11,962	—	11,962
Ambu A/S(a)	1.890	JPMorgan Securities, Inc.	02/24/20 - 10/16/20	7		(15,417)	—	(15,417)
Amedisys, Inc.(a)	2.909	JPMorgan Securities, Inc.	04/23/20 - 10/26/20	2		25,876	—	25,876
American Equity Life Holding Co.(a)	2.909	JPMorgan Securities, Inc.	10/01/20 - 10/26/20	9		17,984	—	17,984
Amorepacific Corp.(a)	1.890	JPMorgan Securities, Inc.	11/09/20	1		(1,462)	—	(1,462)
Anadarko Pete Corp.(a)	2.090	JPMorgan Securities, Inc.	01/07/21	4		1,546	—	1,546
ANGI Homeservices, Inc. Class A(a)	0.840	JPMorgan Securities, Inc.	08/10/20 - 11/20/20	12		(23,540)	—	(23,540)
Anhui Conch Cement Co. Ltd.(a)	2.909	JPMorgan Securities, Inc.	11/09/20 - 01/08/21	48		27,043	—	27,043
Antero Midstream GP LP(a)	0.940	JPMorgan Securities, Inc.	08/10/20 - 10/01/20	3		(4,305)	—	(4,305)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

APA Group(a)	1.190%	JPMorgan Securities, Inc.	02/13/2019	$38	$(4,004)	$—	$(4,004)
Appfolio, Inc. Class A(a)	2.909	JPMorgan Securities, Inc.	06/11/20	3	6,776	—	6,776
Aptiv PLC(a)	2.090	JPMorgan Securities, Inc.	01/07/21 - 01/29/21	3	(29,516)	—	(29,516)
Aqua America, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/31/20	9	(10,274)	—	(10,274)
Ares Management Corp.(a)	2.090	JPMorgan Securities, Inc.	10/26/20	12	(23,121)	—	(23,121)
Aryzta AG(a)	2.040	JPMorgan Securities, Inc.	04/29/19 - 11/19/20	141	17,059	—	17,059
Asgn, Inc.(a)	2.909	JPMorgan Securities, Inc.	10/15/20	4	11,089	—	11,089
ASOS PLC(a)	2.090	JPMorgan Securities, Inc.	01/08/21	4	(28,016)	—	(28,016)
Aspen Pharmacare Holdings PLC(a)	1.640	JPMorgan Securities, Inc.	01/11/21	22	(18,824)	—	(18,824)
ASR Nederland NV(a)	2.909	JPMorgan Securities, Inc.	06/12/20	3	1,914	—	1,914
Astrazeneca PLC(a)	2.090	JPMorgan Securities, Inc.	01/29/21	4	(6,853)	—	(6,853)
AT Home Group Co., Inc.(a)	2.090	JPMorgan Securities, Inc.	09/18/20	5	1,176	—	1,176
Atento SA(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	69	(7,853)	6	(7,859)
Atlassian Corp. PLC Class A(a)	2.909	JPMorgan Securities, Inc.	01/07/21	2	4,150	—	4,150
Atos SE(a)	2.909	JPMorgan Securities, Inc.	06/22/20 - 10/26/20	3	19,158	—	19,158
Autogrill SpA(a)	2.909	JPMorgan Securities, Inc.	06/17/19 - 11/12/19	27	8,409	—	8,409
Autohome, Inc. Class A(a)	2.913	JPMorgan Securities, Inc.	01/19/21	2	4,941	—	4,941
Autoliv Co., Inc.(a)	1.690	JPMorgan Securities, Inc.	09/18/20 - 10/15/20	4	(13,725)	—	(13,725)
Avanos Med, Inc.(a)	2.090	JPMorgan Securities, Inc.	11/30/20 - 12/21/20	4	(9,059)	—	(9,059)
Axogen, Inc.(a)	2.090	JPMorgan Securities, Inc.	06/25/20	3	(795)	—	(795)
Bakkafrost PF Navne Aktier(a)	2.909	JPMorgan Securities, Inc.	08/24/20 - 10/16/20	5	(583)	—	(583)
Banca Generali SpA(a)	2.909	JPMorgan Securities, Inc.	10/02/20 - 10/26/20	13	8,914	—	8,914
Banca Mediolanum SpA(a)	2.909	JPMorgan Securities, Inc.	10/16/20 - 10/26/20	26	538	—	538
Banco BPM SpA(a)	1.590	JPMorgan Securities, Inc.	06/26/20 - 10/16/20	110	36,349	—	36,349
Banco Comercial Portugues(a)	2.909	JPMorgan Securities, Inc.	01/08/21	967	(4,883)	—	(4,883)
Bank Leumi Le-Israel BM(a)	3.509	JPMorgan Securities, Inc.	06/29/20 - 12/17/20	54	18,339	—	18,339
Bankia SA(a)	1.890	JPMorgan Securities, Inc.	07/20/20 - 10/26/20	26	1,906	—	1,906
Baozun, Inc.(a)	0.940	JPMorgan Securities, Inc.	11/09/20	4	(16,309)	—	(16,309)
Barratt Developments PLC(a)	2.878	JPMorgan Securities, Inc.	01/22/21	6	2,245	—	2,245
BBA Aviation PLC(a)	2.090	JPMorgan Securities, Inc.	08/03/20 - 11/23/20	74	(12,732)	—	(12,732)
BCA Marketplace(a)	2.884	JPMorgan Securities, Inc.	06/22/20	74	(683)	—	(683)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Beach Petroleum Ltd.(a)	2.909%	JPMorgan Securities, Inc.	06/22/20	$215		$38,182	$—	$38,182
Bed Bath & Beyond, Inc.(a)	2.913	JPMorgan Securities, Inc.	01/19/21	2		266	—	266
Berkeley Group Holdings PLC(a)	2.884	JPMorgan Securities, Inc.	01/08/21	6		5,969	—	5,969
Best, Inc.(a)	1.440	JPMorgan Securities, Inc.	11/09/20	21		(3,022)	—	(3,022)
Bezeq The Israeli Telecom CP(a)	3.509	JPMorgan Securities, Inc.	12/07/20	12		(1,724)	—	(1,724)
Billerudkorsnas AB(a)	0.440	JPMorgan Securities, Inc.	01/08/21	12		(2,840)	—	(2,840)
BIO Rad Laboratories, Inc. Class A(a)	2.909	JPMorgan Securities, Inc.	02/10/20	—	*	1,153	—	1,153
Block H&R, Inc.(a)	2.909	JPMorgan Securities, Inc.	10/15/20	11		(21,536)	—	(21,536)
Blue Prism Group PLC(a)	(3.610)	JPMorgan Securities, Inc.	09/08/20	6		(9,724)	—	(9,724)
Bluescope Steel, Ltd.(a)	2.909	JPMorgan Securities, Inc.	01/08/21	22		5,484	—	5,484
BORR Drilling Ltd.(a)	0.540	JPMorgan Securities, Inc.	10/02/20	60		16,998	—	16,998
Bpost SA(a)	1.940	JPMorgan Securities, Inc.	08/24/20 - 10/16/20	14		(1,399)	—	(1,399)
Brady Corp. Class A(a)	2.909	JPMorgan Securities, Inc.	10/01/20 - 10/15/20	7		(6,563)	—	(6,563)
Brilliance China Automotive Holdings(a)	1.890	JPMorgan Securities, Inc.	11/23/20 - 01/22/21	234		(21,762)	—	(21,762)
BRP, Inc./CA Sub Voting(a)	2.959	JPMorgan Securities, Inc.	10/17/19 - 12/21/20	7		(8,587)	—	(8,587)
Bruker Corp.(a)	2.909	JPMorgan Securities, Inc.	10/01/20	9		14,549	—	14,549
BT Group PLC(a)	2.884	JPMorgan Securities, Inc.	10/02/20	94		10,912	—	10,912
Bukit Asam TBK(a)	3.709	JPMorgan Securities, Inc.	11/13/20 - 11/23/20	730		(223)	—	(223)
BWX Technologies, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/07/21	4		(22,147)	—	(22,147)
Byd Electronic International Co. Ltd.(a)	2.909	JPMorgan Securities, Inc.	01/08/21	123		1,877	—	1,877
CACI International, Inc. Class A(a)	2.909	JPMorgan Securities, Inc.	12/07/20 - 12/24/20	2		31,793	—	31,793
Cambrex Corp.(a)	2.909	JPMorgan Securities, Inc.	10/01/20	4		(13,764)	—	(13,764)
Canadian Tire Ltd. Class A(a)	2.090	JPMorgan Securities, Inc.	09/08/20 - 10/15/20	3		(13,922)	—	(13,922)
Canadian Utilities Ltd. Class A(a)	2.090	JPMorgan Securities, Inc.	06/22/20	4		(4,930)	—	(4,930)
Capita PLC(a)	2.090	JPMorgan Securities, Inc.	06/26/20 - 11/09/20	159		4,618	—	4,618
Carl Zeiss Meditec AG(a)	2.909	JPMorgan Securities, Inc.	12/21/20	2		10,474	—	10,474
Carrefour SA(a)	2.909	JPMorgan Securities, Inc.	08/24/20 - 10/16/20	16		27,633	—	27,633
Carsales Co. Ltd.(a)	1.890	JPMorgan Securities, Inc.	12/21/20	5		(5,283)	—	(5,283)
Carvana Co. Class A(a)	1.140	JPMorgan Securities, Inc.	05/18/20	4		(1,394)	—	(1,394)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Cavco Industries, Inc.(a)	2.909%	JPMorgan Securities, Inc.	08/24/20	$—	*	$5,774	$—	$5,774
Celltrion Pharmaceutical Industries(a)	(6.110)	JPMorgan Securities, Inc.	12/07/20	2		(3,599)	—	(3,599)
Centene Corp.(a)	2.909	JPMorgan Securities, Inc.	12/21/20	—	*	3,586	—	3,586
Centennial Resource Development, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/07/21	14		(1,828)	—	(1,828)
Ceridian HCM Holding, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	120		11,727	—	11,727
Chemed Corp.(a)	2.909	JPMorgan Securities, Inc.	10/26/20	—	*	2,698	—	2,698
China Oriental Group Co. Ltd.(a)	2.909	JPMorgan Securities, Inc.	11/09/20 - 12/21/20	350		16,493	—	16,493
China Resources Cement Holding(a)	2.909	JPMorgan Securities, Inc.	11/23/20	202		22,017	—	22,017
China Taiping Insurance(a)	2.909	JPMorgan Securities, Inc.	11/09/20 - 11/23/20	67		13,347	—	13,347
CHR. Hansen Holding A/S(a)	1.890	JPMorgan Securities, Inc.	12/21/20 - 01/29/21	3		1,974	—	1,974
CIA Siderurgica NC(a)	3.509	JPMorgan Securities, Inc.	02/01/21	21		2,070	—	2,070
CIA Transmission Energy(a)	3.509	JPMorgan Securities, Inc.	11/13/20	5		14,701	—	14,701
Cie Financiere Richemont AG(a)	2.040	JPMorgan Securities, Inc.	01/22/21 - 01/29/21	4		(1,682)	—	(1,682)
Cielo(a)	1.140	JPMorgan Securities, Inc.	02/01/21	21		(6,711)	—	(6,711)
Cigna Corp.(a)	2.913	JPMorgan Securities, Inc.	01/19/21 - 01/29/21	—	*	2,229	—	2,229
Cirrus Logic, Inc.(a)	2.909	JPMorgan Securities, Inc.	09/08/20 - 10/15/20	8		10,558	—	10,558
Clean Harbors, Inc.(a)	2.909	JPMorgan Securities, Inc.	07/31/20 - 11/09/20	5		15,857	—	15,857
Cnooc Ltd.(a)	2.909	JPMorgan Securities, Inc.	11/09/20	158		5,503	—	5,503
Cognex Corp(a)	2.090	JPMorgan Securities, Inc.	09/18/20 - 11/20/20	5		(18,716)	—	(18,716)
Coherent, Inc.(a)	2.090	JPMorgan Securities, Inc.	07/20/20 - 11/09/20	1		(3,919)	—	(3,919)
Comfort System USA, Inc.(a)	2.909	JPMorgan Securities, Inc.	08/10/20 - 10/01/20	5		4,456	—	4,456
CommScope Holding Co., Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	361		60,631	—	60,631
Commvault Systems, Inc.(a)	2.909	JPMorgan Securities, Inc.	10/15/20 - 11/20/20	5		23,559	—	23,559
Computacenter(a)	2.884	JPMorgan Securities, Inc.	07/10/20	11		(208)	—	(208)
Constellation Software, Inc.(a)	2.959	JPMorgan Securities, Inc.	06/29/20 - 10/01/20	—	*	23,873	—	23,873
Consumer Discretionary Select Sector SPDR ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	55		(2,935)	—	(2,935)
Consumer Discretionary Select Sector SPDR Fund(a)	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	771		(30,383)	—	(30,383)
Corcept Therapeutics, Inc.(a)	2.909	JPMorgan Securities, Inc.	05/29/20 - 06/11/20	16		(45,293)	—	(45,293)
Core Laboratories NV(a)	1.340	JPMorgan Securities, Inc.	01/21/20 - 11/09/20	3		3,144	—	3,144

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Cree, Inc.(a)	2.090%	JPMorgan Securities, Inc.	11/20/20	$5		$(15,009)	$—	$(15,009)
Criteo SA ADS(a)	2.909	JPMorgan Securities, Inc.	07/09/20 - 07/31/20	3		(829)	—	(829)
Crocs, Inc.(a)	2.913	JPMorgan Securities, Inc.	01/19/21	4		(6,413)	—	(6,413)
Croda International PLC(a)	2.090	JPMorgan Securities, Inc.	01/29/21	4		2,150	—	2,150
CTS Eventim AG & Co. KGaA(a)	2.909	JPMorgan Securities, Inc.	12/04/19	6		9,386	—	9,386
CVC Brasil Operadora e Agencia de Viagens SA(a)	1.990	JPMorgan Securities, Inc.	12/10/20 - 01/22/21	16		(22,121)	—	(22,121)
Cyberark Software Ltd.(a)	2.909	JPMorgan Securities, Inc.	08/13/20	1		9,801	—	9,801
D S Smith Plc Shs(a)	2.090	JPMorgan Securities, Inc.	01/08/21	63		(14,157)	—	(14,157)
Daelim Industrial Krw5000(a)	3.259	JPMorgan Securities, Inc.	11/23/20	4		33,071	—	33,071
Daimler Ag Reg Shs(a)	2.040	JPMorgan Securities, Inc.	01/08/21	5		(14,378)	—	(14,378)
Dcc Plc Ord(a)	2.090	JPMorgan Securities, Inc.	01/22/21 - 01/29/21	3		4,313	—	4,313
Deckers Outdoor Corp.(a)	2.909	JPMorgan Securities, Inc.	02/10/20 - 10/15/20	3		42,449	—	42,449
Delek US Holdings, Inc.(a)	2.902	JPMorgan Securities, Inc.	01/29/21	4		8,968	—	8,968
Deluxe Corp.(a)	2.902	JPMorgan Securities, Inc.	01/29/21	3		(628)	—	(628)
Deutsche Lufthansa(a)	2.909	JPMorgan Securities, Inc.	07/11/19 - 10/26/20	14		34,392	—	34,392
DexCom, Inc.(a)	2.902	JPMorgan Securities, Inc.	01/29/21	1		(1,303)	—	(1,303)
DFDS AS Copenhagen Almindelig AKT(a)	1.890	JPMorgan Securities, Inc.	01/29/21	4		(1,330)	—	(1,330)
Dialog Group(a)	(1.610)	JPMorgan Securities, Inc.	01/25/21 - 02/04/21	224		(1,088)	—	(1,088)
Dialog Semiconductor PLC(a)	2.909	JPMorgan Securities, Inc.	11/09/20 - 01/29/21	6		21,988	—	21,988
Distribuidora Internacional de Alimentacion SA(a)	1.890	JPMorgan Securities, Inc.	06/12/20	7		(105)	—	(105)
DNA Oyj NPV(a)	2.909	JPMorgan Securities, Inc.	08/24/20	3		1,086	—	1,086
DNO ASA Class A(a)	2.909	JPMorgan Securities, Inc.	04/24/20 - 05/18/20	145		21,445	—	21,445
Dominos Pizza, Inc.(a)	2.909	JPMorgan Securities, Inc.	12/21/20	1		23,975	—	23,975
Domtar Corp.(a)	2.909	JPMorgan Securities, Inc.	05/18/20 - 10/15/20	6		24,793	—	24,793
Dorman Products, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/07/21	3		22,777	—	22,777
DRAX Group PLC(a)	2.884	JPMorgan Securities, Inc.	10/26/20	55		14,213	—	14,213
DSW, Inc. Class A(a)	2.909	JPMorgan Securities, Inc.	09/08/20 - 11/30/20	8		14,126	—	14,126
Ecopetrol SA(a)	2.909	JPMorgan Securities, Inc.	11/20/20	—	*	113	—	113
Elastic NV(a)	(0.510)	JPMorgan Securities, Inc.	01/07/21	2		(19,389)	—	(19,389)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Elekta AB Class B(a)	2.909%	JPMorgan Securities, Inc.	03/30/20 - 04/24/20	$24		$18,491	$—	$18,491
Elis SA(a)	2.040	JPMorgan Securities, Inc.	09/08/20 - 10/26/20	15		8,101	—	8,101
Ellie Mae, Inc.(a)	2.090	JPMorgan Securities, Inc.	11/09/20	3		(24,681)	—	(24,681)
Empire Co. Ltd. Class A(a)	2.959	JPMorgan Securities, Inc.	07/11/19	17		678	—	678
EMS-Chemie Holding AG(a)	2.040	JPMorgan Securities, Inc.	08/13/20 - 10/16/20	1		1,124	—	1,124
Endo International PLC(a)	2.909	JPMorgan Securities, Inc.	12/21/20	15		3,472	—	3,472
Ensign Group, Inc.(a)	2.909	JPMorgan Securities, Inc.	09/08/20 - 12/07/20	3		9,483	—	9,483
Envestnet, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/29/21	4		(2,915)	—	(2,915)
Equifax, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	151		21,105	—	21,105
Eramet SA(a)	2.909	JPMorgan Securities, Inc.	01/22/20 - 03/09/20	—	*	(1,471)	—	(1,471)
Etsy, Inc.(a)	2.909	JPMorgan Securities, Inc.	12/07/20 - 12/21/20	2		5,744	—	5,744
Eventbrite, Inc. Class A(a)	2.090	JPMorgan Securities, Inc.	12/21/20	4		2,085	—	2,085
Evotec AG(a)	2.909	JPMorgan Securities, Inc.	11/23/20	8		3,325	—	3,325
Evraz PLC(a)	2.884	JPMorgan Securities, Inc.	04/29/19 - 01/25/21	40		23,465	—	23,465
ExlService Holdings, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	104		9,946	—	9,946
Exor NV(a)	2.903	JPMorgan Securities, Inc.	01/22/21	4		9,859	—	9,859
Expedia Group, Inc(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	104		4,005	—	4,005
Expedia Group, Inc.(a)	2.909	JPMorgan Securities, Inc.	01/07/21 - 01/19/21	2		9,795	—	9,795
F5 Networks, Inc.(a)	2.909	JPMorgan Securities, Inc.	12/02/19 - 12/07/20	1		(4,246)	—	(4,246)
Fabrinet(a)	2.913	JPMorgan Securities, Inc.	01/19/21 - 01/29/21	3		1,006	—	1,006
Facebook, Inc. Class A(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	134		27,535	—	27,535
FANUC Corp.(a)	2.090	JPMorgan Securities, Inc.	07/13/20 - 12/21/20	—	*	(716)	—	(716)
Farfetch Ltd. Class A(a)	2.090	JPMorgan Securities, Inc.	12/21/20 - 01/07/21	7		(12,018)	—	(12,018)
Faurecia SA(a)	2.909	JPMorgan Securities, Inc.	01/08/21 - 01/11/21	1		4,439	—	4,439
Fila Korea Ltd.(a)	3.259	JPMorgan Securities, Inc.	11/09/20 - 11/23/20	4		(2,449)	—	(2,449)
First Pacific Co. Ltd.(a)	2.909	JPMorgan Securities, Inc.	06/12/20 - 06/26/20	310		1,305	—	1,305
First Solar, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	229		23,701	—	23,701
	2.090	JPMorgan Securities, Inc.	11/09/20	6		(16,977)	—	(16,977)
Firstcash, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/29/21	3		5,270	—	5,270
FleetCor Technologies, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	242		20,013	—	20,013

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Fletcher Building Ltd.(a)	1.640%	JPMorgan Securities, Inc.	10/15/19 - 12/21/20	$73	$(6,000)	$—	$(6,000)
Flextronics Ltd.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	71	14,682	—	14,682
Focus Financial Partners Inc. Class A(a)	2.090	JPMorgan Securities, Inc.	10/26/20 - 11/20/20	6	(8,758)	—	(8,758)
Foot Locker, Inc.(a)	2.909	JPMorgan Securities, Inc.	10/01/20	6	(1,922)	—	(1,922)
Fortescue Metals Group Ltd.(a)	2.909	JPMorgan Securities, Inc.	10/02/20 - 10/19/20	86	68,336	—	68,336
Fortinet, Inc.(a)	2.909	JPMorgan Securities, Inc.	07/20/20 - 10/15/20	3	9,803	—	9,803
Frontdoor, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/29/21	4	(4,899)	—	(4,899)
Fujitsu Ltd.(a)	2.859	JPMorgan Securities, Inc.	01/12/21	2	4,266	—	4,266
GCI Liberty, Inc. Class A(a)	2.090	JPMorgan Securities, Inc.	04/23/20 - 10/15/20	6	(45,583)	—	(45,583)
Gds Holdings Ltd.(a)	1.540	JPMorgan Securities, Inc.	11/09/20	6	(5,225)	—	(5,225)
Gea Group AG(a)	2.040	JPMorgan Securities, Inc.	08/03/20 - 10/26/20	10	(454)	—	(454)
Genpact Ltd.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	930	81,772	—	81,772
Genting Singapore Ltd.(a)	2.859	JPMorgan Securities, Inc.	10/05/20 - 10/29/20	384	17,755	—	17,755
Getinge AB Class B(a)	2.909	JPMorgan Securities, Inc.	01/08/21	8	17,115	—	17,115
Global Payments, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	292	19,900	—	19,900
GN Great Nord A/S(a)	2.909	JPMorgan Securities, Inc.	03/04/19 - 10/31/19	6	3,964	—	3,964
Gold Linhas Aereas(a)	1.640	JPMorgan Securities, Inc.	01/22/21	22	(7,504)	—	(7,504)
Graftech International Ltd.(a)	2.090	JPMorgan Securities, Inc.	01/19/21	10	1,152	—	1,152
Granite Construction, Inc.(a)	2.090	JPMorgan Securities, Inc.	08/24/20 - 10/01/20	6	2,240	—	2,240
Great Canadian Gaming Corp.(a)	2.959	JPMorgan Securities, Inc.	08/24/20 - 12/21/20	6	9,385	—	9,385
Greene King PLC(a)	2.884	JPMorgan Securities, Inc.	09/21/20 - 10/16/20	45	6,040	—	6,040
Greif, Inc. Class A(a)	2.902	JPMorgan Securities, Inc.	01/29/21	4	(853)	—	(853)
Grenkeleasing AG(a)	2.040	JPMorgan Securities, Inc.	10/02/20 - 11/23/20	3	(21,913)	—	(21,913)
GS Engineering & Construction Corp.(a)	3.259	JPMorgan Securities, Inc.	11/09/20	7	28,356	—	28,356
GTT Communications, Inc.(a)	(3.610)	JPMorgan Securities, Inc.	04/23/20 - 05/04/20	1	140	—	140
Guardant Health, Inc.(a)	1.190	JPMorgan Securities, Inc.	01/07/21	3	9,027	—	9,027
Guidewire Software, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	651	29,033	—	29,033
GVC Holdings PLC(a)	2.090	JPMorgan Securities, Inc.	01/29/21	20	(7,462)	—	(7,462)
H. Lundbeck A/S(a)	2.909%	JPMorgan Securities, Inc.	11/09/20	4	(4,745)	—	(4,745)
Haitong Securities Co. Ltd.(a)	1.890	JPMorgan Securities, Inc.	11/23/20	5	(336)	—	(336)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Hanesbrands, Inc.(a)	2.090	JPMorgan Securities, Inc.	02/24/20 - 11/20/20	$18	$(23,018)	$—	$(23,018)
Hanmi Pharm Co. Ltd.(a)		JPMorgan Securities, Inc.	11/09/20 - 01/22/21	1	4,127	—	4,127
Hargreaves Lansdown PLC(a)	2.090	JPMorgan Securities, Inc.	12/21/20	11	27,749	—	27,749
Harley-Davidson, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/07/21	7	(2,018)	—	(2,018)
Harvey Norman Holdings Ltd.(a)	1.140	JPMorgan Securities, Inc.	03/09/20 - 12/03/20	4	(404)	—	(404)
Hera SpA(a)	2.909	JPMorgan Securities, Inc.	10/18/19	5	580	—	580
Herbalife Ltd(a)	2.909	JPMorgan Securities, Inc.	10/01/20 - 10/15/20	6	15,430	—	15,430
HLB Co. Ltd.(a)	(7.360)	JPMorgan Securities, Inc.	11/23/20 - 01/22/21	2	(5,581)	—	(5,581)
HMS Holdings Corp.(a)	2.909	JPMorgan Securities, Inc.	01/07/21	2	2,410	—	2,410
Horizon Pharma PLC(a)	2.909	JPMorgan Securities, Inc.	10/15/20	13	(5,403)	—	(5,403)
Huazhu Group Ltd.(a)	2.090	JPMorgan Securities, Inc.	11/09/20	5	(1,162)	—	(1,162)
HubSpot, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	138	25,547	—	25,547
Hubspot, Inc.(a)	2.902	JPMorgan Securities, Inc.	01/29/21	1	5,681	—	5,681
Huhtamaki Oyj Class I(a)	1.890	JPMorgan Securities, Inc.	02/03/20 - 11/09/20	10	(11,723)	—	(11,723)
Hutchison China Meditech Ltd.(a)	2.090	JPMorgan Securities, Inc.	11/23/20	7	(7,525)	—	(7,525)
Hyundai Robotics Co. Ltd.(a)	3.259	JPMorgan Securities, Inc.	12/21/20 - 01/29/21	1	910	—	910
ICU Medical, Inc.(a)	2.090	JPMorgan Securities, Inc.	11/30/20	1	(15,390)	—	(15,390)
Iliad SA(a)	2.040	JPMorgan Securities, Inc.	02/10/20 - 10/16/20	2	34,308	—	34,308
Illumina, Inc.(a)	2.909	JPMorgan Securities, Inc.	07/09/20 - 10/01/20	1	(21,857)	—	(21,857)
Iluka Resources Ltd.(a)	2.909	JPMorgan Securities, Inc.	04/14/20 - 10/16/20	45	38,462	—	38,462
Incitec Pivot Ltd.(a)	2.909	JPMorgan Securities, Inc.	10/02/20	99	(7,020)	—	(7,020)
Industrial and Commercial Bank of China Ltd.(a)	2.909	JPMorgan Securities, Inc.	11/23/20	110	4,740	—	4,740
Industrial Select Sector SPDR Fund(a)	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	772	(38,116)	—	(38,116)
Ingenico Group SA(a)	2.040	JPMorgan Securities, Inc.	08/13/20 - 01/08/21	4	25,077	—	25,077
Inogen, Inc.(a)	2.909	JPMorgan Securities, Inc.	04/23/20 - 06/11/20	1	17,419	—	17,419
Insperity, Inc.(a)	2.909	JPMorgan Securities, Inc.	07/09/20 - 11/20/20	3	30,464	—	30,464
Insulet Corp.(a)	2.090	JPMorgan Securities, Inc.	01/07/21	3	(20,363)	—	(20,363)
Intelsat SA(a)	1.740	JPMorgan Securities, Inc.	01/29/21	2	(3,627)	—	(3,627)
Inter Parfums, Inc.(a)	2.909	JPMorgan Securities, Inc.	10/01/20	4	22,685	—	22,685
Interactive Brokers Group, Inc.(a)	2.090	JPMorgan Securities, Inc.	10/01/20	5	5,030	—	5,030

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

International Consumer Airlines Group SA(a)	2.878%	JPMorgan Securities, Inc.	01/22/21 - 01/29/21	$30		$8,309	$—	$8,309
International Game Technologies(a)	2.090	JPMorgan Securities, Inc.	10/15/20	1		(532)	—	(532)
Interxion Holding NV(a)	2.090	JPMorgan Securities, Inc.	05/10/19 - 11/09/20	5		(13,762)	—	(13,762)
Invesco QQQ Trust Series 1 ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	254		(15,673)	—	(15,673)
Ioof Holdings Ltd.(a)	1.890	JPMorgan Securities, Inc.	04/24/20 - 10/02/20	49		8,058	—	8,058
IPG Photonics Corp(a)	2.090	JPMorgan Securities, Inc.	01/07/21	2		(7,650)	—	(7,650)
Iqiyi, Inc.(a)	0.690	JPMorgan Securities, Inc.	01/07/21 - 01/19/21	8		(21,973)	—	(21,973)
Irhythm Technologies, Inc.(a)	2.090	JPMorgan Securities, Inc.	07/09/20 - 10/01/20	2		(6,922)	—	(6,922)
Iridium Communications, Inc.(a)	2.090	JPMorgan Securities, Inc.	09/08/20 - 10/15/20	12		21,995	—	21,995
iShares Core S&P Small-Capital ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	194		(13,336)	—	(13,336)
iShares Edge MSCI USA Momentum Factor ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	222		(12,273)	—	(12,273)
iShares Expanded NA Technology Sector ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	378		(29,819)	—	(29,819)
ishares MSCI Taiwan ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	657		(43,280)	—	(43,280)
iShares Russell 2000 Growth ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	244		(16,917)	—	(16,917)
iShares Russell Mid-Capital Growth ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	103		(9,035)	—	(9,035)
iShares S&P NA Technology-Multimedia Networking ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	2,005		(119,128)	—	(119,128)
iShares S&P NA Technology-Software ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	178		(13,864)	—	(13,864)
iShares S&P Small-Capital 600 Growth ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	125		(7,931)	—	(7,931)
iShares U.S. Technology ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	244		(19,615)	—	(19,615)
Itron, Inc.(a)	2.090	JPMorgan Securities, Inc.	05/29/20 - 10/26/20	5		(13,377)	—	(13,377)
Jagged Peak Energy, Inc.(a)	1.390	JPMorgan Securities, Inc.	04/23/20 - 06/11/20	22		(15,143)	—	(15,143)
JD, Inc. Class A(a)	2.090	JPMorgan Securities, Inc.	01/29/21	4		(4,252)	—	(4,252)
Jeld-Wen Holding, Inc.(a)	2.090	JPMorgan Securities, Inc.	07/31/20 - 10/15/20	11		(15,956)	—	(15,956)
Jenoptik AG(a)	2.909	JPMorgan Securities, Inc.	06/12/20 - 07/10/20	4		17,160	—	17,160
John Bean Technologies Corp.(a)	2.090	JPMorgan Securities, Inc.	12/21/20 - 01/29/21	1		(2,053)	—	(2,053)
Johnson & Johnson(a)	2.090	JPMorgan Securities, Inc.	01/29/21	—	*	(1,184)	—	(1,184)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Just Eat PLC(a)	2.090%	JPMorgan Securities, Inc.	08/03/20 - 11/23/20	$38		$(45,697)	$—	$(45,697)
Kakaku.com, Inc.(a)	2.859	JPMorgan Securities, Inc.	10/21/19	1		(1,076)	—	(1,076)
Kansai Paint Co. Ltd.(a)	2.090	JPMorgan Securities, Inc.	12/12/19 - 04/13/20	2		1,833	—	1,833
KB Home Co.(a)	2.909	JPMorgan Securities, Inc.	10/01/20	12		2,455	—	2,455
Keihan Holdings Co. Ltd.(a)	1.990	JPMorgan Securities, Inc.	10/02/19	9		13,471	—	13,471
Kindred Group PLC(a)	2.909	JPMorgan Securities, Inc.	12/04/19 - 10/16/20	29		5,508	—	5,508
Kingfisher PLC(a)	2.090	JPMorgan Securities, Inc.	12/03/20 - 01/22/21	89		(1,592)	—	(1,592)
Kirby Corp.(a)	2.090	JPMorgan Securities, Inc.	01/07/21 - 01/29/21	4		(24,430)	—	(24,430)
Koninklijke Boskalis Westms(a)	2.040	JPMorgan Securities, Inc.	04/14/20 - 06/05/20	11		(2,309)	—	(2,309)
Koninklijke KPN(a)	1M EUR LIBOR	JPMorgan Securities, Inc.	05/05/20	366		22,184	—	22,184
Korean Air Lines(a)	3.259	JPMorgan Securities, Inc.	11/23/20	9		27,463	—	27,463
Korn/Ferry International Co.(a)	2.909	JPMorgan Securities, Inc.	10/01/20 - 12/21/20	6		12,614	—	12,614
Lafargeholcim Ltd.(a)	2.040	JPMorgan Securities, Inc.	10/02/20 - 10/26/20	4		(6,640)	—	(6,640)
Largan Precision(a)	1.890	JPMorgan Securities, Inc.	11/23/20	2		(15,221)	—	(15,221)
Lattice Semiconducter(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	83		9,930	—	9,930
LCI Industries.com(a)	2.090	JPMorgan Securities, Inc.	01/29/21	2		2,498	—	2,498
Leggett & Platt, Inc.(a)	2.090	JPMorgan Securities, Inc.	09/18/20 - 10/26/20	8		(22,518)	—	(22,518)
LendingTree, Inc.(a)	1.690	JPMorgan Securities, Inc.	01/21/20 - 10/15/20	1		(47,226)	—	(47,226)
Lenova Group Ltd.(a)	2.909	JPMorgan Securities, Inc.	01/08/21	140		4,436	—	4,436
LI Ning Company Ltd.(a)	2.909	JPMorgan Securities, Inc.	11/23/20 - 01/29/21	187		11,722	—	11,722
Liberty Broadband Corp. Class C(a)	2.090	JPMorgan Securities, Inc.	06/25/20 - 10/15/20	4		(32,250)	—	(32,250)
Liberty Expedia Holdings, Inc. Class A(a)	2.909	JPMorgan Securities, Inc.	08/10/20 - 01/07/21	—	*	733	—	733
Life Healthcare Group Holding(a)	1.640	JPMorgan Securities, Inc.	12/21/20	130		(12,350)	—	(12,350)
Linamar Corp.(a)	2.959	JPMorgan Securities, Inc.	07/22/19 - 09/09/19	7		14,465	—	14,465
LINE Corp.(a)	1.390	JPMorgan Securities, Inc.	07/23/20 - 08/14/20	4		9,203	—	9,203
Littelfuse, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/29/21	1		10,723	—	10,723
Localiza Rent(a)	1.640	JPMorgan Securities, Inc.	11/23/20	27		(26,879)	—	(26,879)
Logista Holdings SA(a)	2.909	JPMorgan Securities, Inc.	08/24/20	—	*	(24)	—	(24)
London STK Exchange Group PLC(a)	2.884	JPMorgan Securities, Inc.	06/12/20	4		19,683	—	19,683
Lowes Cos., Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	414		(8,723)	—	(8,723)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

M Dias Branco SA(a)	1.640%	JPMorgan Securities, Inc.	11/23/20	$25		$(11,239)	$—	$(11,239)
M3, Inc.(a)	2.046	JPMorgan Securities, Inc.	02/26/20 - 12/04/20	12		12,445	—	12,445
MACOM Technology Solutions Holdings, Inc.(a)	2.090	JPMorgan Securities, Inc.	04/15/19	10		(12,297)	—	(12,297)
Magnolia Oil & Gas Corp. Class A(a)	2.090	JPMorgan Securities, Inc.	08/24/20 - 11/09/20	23		3,035	—	3,035
Main Street Capital Corp.(a)	0.990	JPMorgan Securities, Inc.	01/19/21	5		(404)	—	(404)
Makemytrip Ltd.(a)	1.690	JPMorgan Securities, Inc.	11/09/20 - 11/20/20	8		(12,952)	—	(12,952)
Man Wah Holdings Ltd.(a)	0.640	JPMorgan Securities, Inc.	06/26/20 - 07/20/20	210		(12,815)	—	(12,815)
Manhattan Associates, Inc.(a)	2.909	JPMorgan Securities, Inc.	12/09/19 - 10/15/20	5		14,366	—	14,366
ManpowerGroup, Inc.(a)	2.909	JPMorgan Securities, Inc.	10/01/20	3		30,080	—	30,080
Martin Marietta Materials(a)	2.090	JPMorgan Securities, Inc.	01/07/21	1		1,930	—	1,930
Marui Group Co. Ltd.(a)	1.990	JPMorgan Securities, Inc.	11/01/19 - 01/15/21	12		4,601	—	4,601
Marvell Technology Group Ltd.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	217		16,426	—	16,426
Mastec, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/07/21	5		4,929	—	4,929
Matador Res Co.(a)	2.090	JPMorgan Securities, Inc.	07/20/20 - 12/21/20	9		(1,327)	—	(1,327)
Mattel, Inc.(a)	2.090	JPMorgan Securities, Inc.	02/04/19 - 02/04/21	21		8,982	—	8,982
Medibank Private Ltd.(a)	1.890	JPMorgan Securities, Inc.	10/02/20	136		(5,570)	—	(5,570)
Medifast, Inc.(a)	2.909	JPMorgan Securities, Inc.	09/18/20	—	*	7,789	—	7,789
Meg Energy Corp.(a)	2.959	JPMorgan Securities, Inc.	05/29/20	34		(70,348)	—	(70,348)
Meituan Dianping Class B(a)	(3.610)	JPMorgan Securities, Inc.	01/08/21	25		(25,394)	—	(25,394)
Mellanox Technologies Ltd.(a)	2.909	JPMorgan Securities, Inc.	04/23/20 - 10/15/20	4		27,818	—	27,818
Mercury Systems, Inc.(a)	2.090	JPMorgan Securities, Inc.	10/01/20 - 11/30/20	5		(48,257)	—	(48,257)
Metro Bank PLC(a)	0.890	JPMorgan Securities, Inc.	07/11/19 - 10/29/20	9		86,537	—	86,537
Mgic Inventec Corp.(a)	2.909	JPMorgan Securities, Inc.	01/07/21	21		29,148	—	29,148
MGM China Holdings Ltd.(a)	1.140	JPMorgan Securities, Inc.	07/10/20 - 10/16/20	134		(31,489)	—	(31,489)
Miller Herman, Inc.(a)	2.909	JPMorgan Securities, Inc.	07/20/20 - 10/15/20	8		9,613	—	9,613
Mineral Resources Ltd.(a)	2.903	JPMorgan Securities, Inc.	01/22/21 - 01/29/21	11		2,593	—	2,593
Minth Group Ltd.(a)	1.890	JPMorgan Securities, Inc.	12/21/20 - 01/22/21	8		(455)	—	(455)
Mixi, Inc.(a)	2.859	JPMorgan Securities, Inc.	01/15/21	9		17,790	—	17,790
Modern Times Group(a)	1.890	JPMorgan Securities, Inc.	01/29/21	7		2,297	—	2,297
Molina Healthcare, Inc.(a)	2.909	JPMorgan Securities, Inc.	07/09/20 - 11/30/20	2		(1,011)	—	(1,011)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Moneysupermarket Co. Group PLC(a)	2.884%	JPMorgan Securities, Inc.	04/24/20 - 05/29/20	$76		$16,864	$—	$16,864
Monolithic Power Systems, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	429		38,244	—	38,244
MonotaRO Co. Ltd.(a)	1.364	JPMorgan Securities, Inc.	07/17/20 - 10/22/20	12		56,613	—	56,613
Morningstar, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/19/21	2		(26,780)	—	(26,780)
MSG Network, Inc. Class A(a)	2.909	JPMorgan Securities, Inc.	10/26/20	9		(25,769)	—	(25,769)
Murata Manufacturing Co. Ltd.(a)	2.090	JPMorgan Securities, Inc.	08/14/20 - 10/19/20	2		(21,583)	—	(21,583)
National Instrs Corp.(a)	2.913	JPMorgan Securities, Inc.	01/19/21	—	*	(673)	—	(673)
National Vision Holdings, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/19/21	6		(451)	—	(451)
Naver Corp.(a)	1.640	JPMorgan Securities, Inc.	01/08/21	—	*	(2,042)	—	(2,042)
Navigator Co. NPV(a)	2.909	JPMorgan Securities, Inc.	10/16/20	1		477	—	477
Navistar International Corp.(a)	2.909	JPMorgan Securities, Inc.	06/11/20 - 10/15/20	7		17,592	—	17,592
Neste Oil(a)	2.909	JPMorgan Securities, Inc.	06/12/20 - 10/26/20	4		13,716	—	13,716
Netflix, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	253		18,911	—	18,911
Newmarket Corp.(a)	2.090	JPMorgan Securities, Inc.	01/29/21	—	*	(53)	—	(53)
Next Group PLC(a)	2.090	JPMorgan Securities, Inc.	01/29/21	4		373	—	373
Nextdc Ltd.(a)	1.890	JPMorgan Securities, Inc.	06/26/20	33		(13,333)	—	(13,333)
Nice Ltd. ADR(a)	2.909	JPMorgan Securities, Inc.	12/21/20	2		4,325	—	4,325
Nifco, Inc.(a)	1.990	JPMorgan Securities, Inc.	07/24/19 - 11/25/19	6		(1,951)	—	(1,951)
NMC Health PLC(a)	2.090	JPMorgan Securities, Inc.	03/09/20 - 06/12/20	7		12,857	—	12,857
Nolato AB Class B(a)	2.909	JPMorgan Securities, Inc.	06/29/20 - 07/10/20	3		5,908	—	5,908
Northwestern Corp.(a)	2.090	JPMorgan Securities, Inc.	01/19/21	2		(6,313)	—	(6,313)
Novocure Ltd.(a)	2.090	JPMorgan Securities, Inc.	05/04/20 - 06/11/20	7		(37,108)	—	(37,108)
NU Skin Enterprises, Inc. Class A(a)	2.909	JPMorgan Securities, Inc.	07/09/20 - 10/15/20	4		13,967	—	13,967
Ocado Group PLC(a)	1.240	JPMorgan Securities, Inc.	07/20/20 - 01/22/21	18		(33,907)	—	(33,907)
OCI NV(a)	1.490	JPMorgan Securities, Inc.	08/24/20 - 01/08/21	12		11,956	—	11,956
Oil Search Ltd.(a)	1.890	JPMorgan Securities, Inc.	01/08/21	29		(5,262)	—	(5,262)
Oil States International, Inc.(a)	2.090	JPMorgan Securities, Inc.	09/08/20	6		3,846	—	3,846
Onex Corp.(a)	1.890	JPMorgan Securities, Inc.	06/11/20 - 11/20/20	5		(3,556)	—	(3,556)
Oriflame Holding Ltd.(a)	2.909	JPMorgan Securities, Inc.	05/18/20 - 05/29/20	8		(16,210)	—	(16,210)
Origin Energy Ltd.(a)	1.890	JPMorgan Securities, Inc.	01/08/21	47		(7,321)	—	(7,321)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Ormat Technologies, Inc.(a)	2.090%	JPMorgan Securities, Inc.	06/11/20	$6		$(20,210)	$—	$(20,210)
Orora Ltd.(a)	2.909	JPMorgan Securities, Inc.	10/31/19 - 12/21/20	50		(1,485)	—	(1,485)
Orpea(a)	2.040	JPMorgan Securities, Inc.	08/24/20 - 12/21/20	2		18,569	—	18,569
Oshkosh Corp.(a)	2.909	JPMorgan Securities, Inc.	11/30/20 - 01/29/21	2		12,202	—	12,202
Osram Licht AG(a)	2.040	JPMorgan Securities, Inc.	06/26/20 - 10/16/20	8		(15,582)	—	(15,582)
Outokumpu Oyj(a)	1.890	JPMorgan Securities, Inc.	04/24/20 - 10/26/20	55		5,196	—	5,196
OZ Minerals Ltd.(a)	2.909	JPMorgan Securities, Inc.	09/21/20 - 10/26/20	45		24,565	—	24,565
Pacira Pharmaceuticals, Inc.(a)	2.909	JPMorgan Securities, Inc.	11/09/20	5		11,416	—	11,416
Paddy Power PLC(a)	1.890	JPMorgan Securities, Inc.	10/02/20	1		1,239	—	1,239
Pagseguro Digital Ltd. Class A(a)	2.090	JPMorgan Securities, Inc.	12/21/20 - 01/07/21	6		2,201	—	2,201
PayPal Holdings, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	193		3,642	—	3,642
PBF Energy, Inc.(a)	2.909	JPMorgan Securities, Inc.	08/10/20 - 10/01/20	6		11,614	—	11,614
PDC Energy, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/07/21	5		5,206	—	5,206
Peabody Energy Corp.(a)	2.909	JPMorgan Securities, Inc.	10/15/20 - 01/07/21	7		25,596	—	25,596
Peugeot SA(a)	2.909	JPMorgan Securities, Inc.	02/10/20 - 10/26/20	13		23,397	—	23,397
Plains GP Holdings LP Class A(a)	2.909	JPMorgan Securities, Inc.	01/07/21	11		2,596	—	2,596
PRA Health Sciences, Inc.	2.909	JPMorgan Securities, Inc.	11/20/20 - 01/07/21	2		18,017	—	18,017
	2.090	JPMorgan Securities, Inc.	12/21/20	1		(1,289)	—	(1,289)
PrairieSky Royalty Ltd.(a)	2.040	JPMorgan Securities, Inc.	06/29/20 - 11/20/20	21		(8,659)	—	(8,659)
Pricesmart, Inc.(a)	2.090	JPMorgan Securities, Inc.	04/23/20 - 11/20/20	4		14,987	—	14,987
Provident Financial PLC(a)	2.090	JPMorgan Securities, Inc.	03/18/19 - 12/17/20	40		61,465	—	61,465
Proximus SA(a)	2.909	JPMorgan Securities, Inc.	10/02/20 - 10/16/20	6		1,541	—	1,541
PT Perusahaan Gas Negara TBK(a)	3.709	JPMorgan Securities, Inc.	12/21/20	309		6,154	—	6,154
Puma AG(a)	2.899	JPMorgan Securities, Inc.	01/29/21	—	*	1,965	—	1,965
Pure Storage, Inc. Class A(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	114		2,867	—	2,867
PureFunds ISE Cyber.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	196		(17,195)	—	(17,195)
Qantas Airways Ltd.(a)	2.909	JPMorgan Securities, Inc.	06/29/20 - 11/23/20	22		(7,318)	—	(7,318)
Qinetiq Group PLC(a)	2.884	JPMorgan Securities, Inc.	07/20/20 - 12/03/20	71		8,863	—	8,863
Quaker Chemical Corp.(a)	2.909	JPMorgan Securities, Inc.	08/24/20 - 10/15/20	2		30,040	—	30,040
Qualcomm, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	796		(100,005)	—	(100,005)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Qualys, Inc.(a)	2.909%	JPMorgan Securities, Inc.	01/07/21 - 01/19/21	$2	$17,052	$—	$17,052
Qube Holdings Ltd.(a)	1.390	JPMorgan Securities, Inc.	06/28/19 - 09/30/19	180	(13,992)	—	(13,992)
Quebecor, Inc. Class B(a)	2.959	JPMorgan Securities, Inc.	06/11/20	1	1,719	—	1,719
Radian Group, Inc.(a)	2.913	JPMorgan Securities, Inc.	01/19/21	13	19,833	—	19,833
Raiffeisen Bank International AG(a)	2.909	JPMorgan Securities, Inc.	04/24/20 - 10/16/20	10	(8,517)	—	(8,517)
Realtek Semiconductor(a)	3.259	JPMorgan Securities, Inc.	11/09/20	21	11,664	—	11,664
Red Rock Resorts, Inc. Class A(a)	2.090	JPMorgan Securities, Inc.	10/01/20 - 10/15/20	12	(15,704)	—	(15,704)
Redrow(a)	2.884	JPMorgan Securities, Inc.	01/08/21	33	18,005	—	18,005
Reliance Worldwide Corp. Ltd.(a)	1.890	JPMorgan Securities, Inc.	01/08/21 - 01/22/21	78	(27,093)	—	(27,093)
Resideo Technologies, Inc.(a)	2.909	JPMorgan Securities, Inc.	12/21/20	6	442	—	442
RingCentral, Inc. Class A(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	235	15,506	—	15,506
Robert Half International, Inc.(a)	2.909	JPMorgan Securities, Inc.	09/18/20 - 10/26/20	5	28,605	—	28,605
Rogers Corp.(a)	2.090	JPMorgan Securities, Inc.	01/19/21	2	(25,473)	—	(25,473)
Roku, Inc. Class A(a)	1.590	JPMorgan Securities, Inc.	08/24/20 - 12/21/20	4	(19,911)	—	(19,911)
Rotork PLC(a)	2.090	JPMorgan Securities, Inc.	01/29/21	16	(171)	—	(171)
RPC, Inc.(a)	2.090	JPMorgan Securities, Inc.	07/20/20 - 10/26/20	17	3,788	—	3,788
S-Oil Corp.(a)	1.890	JPMorgan Securities, Inc.	11/23/20 - 01/29/21	2	(9,663)	—	(9,663)
Saab AB(a)	(1.060)	JPMorgan Securities, Inc.	01/08/21 - 01/29/21	7	4,761	—	4,761
Sailpoint Technlgies Holdings, Inc.(a)	2.909	JPMorgan Securities, Inc.	07/31/20 - 10/15/20	8	19,667	—	19,667
salesforce.com, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	138	9,142	—	9,142
Sally Beauty Holdings, Inc.(a)	2.913	JPMorgan Securities, Inc.	01/19/21	9	(2,194)	—	(2,194)
Salmar ASA(a)	2.909	JPMorgan Securities, Inc.	07/10/20 - 10/02/20	6	11,026	—	11,026
Salvatore Ferragamo SpA(a)	0.090	JPMorgan Securities, Inc.	10/26/20	3	732	—	732
Salzgitter AG(a)	2.909	JPMorgan Securities, Inc.	06/26/20 - 10/26/20	7	(9,184)	—	(9,184)
Samsonite International SA(a)	1.890	JPMorgan Securities, Inc.	01/22/21	67	5,486	—	5,486
Sanderson Farms, Inc.(a)	2.090	JPMorgan Securities, Inc.	11/20/20 - 12/21/20	3	(28,210)	—	(28,210)
SBI Holdings, Inc.(a)	2.859	JPMorgan Securities, Inc.	02/13/20	8	9,032	—	9,032
SBM Offshore NV(a)	2.903	JPMorgan Securities, Inc.	01/22/21	14	1,208	—	1,208
Scientific Games Corp.(a)	2.090	JPMorgan Securities, Inc.	06/11/20 - 10/26/20	7	(27,922)	—	(27,922)
Sea Ltd. ADR(a)	2.090	JPMorgan Securities, Inc.	01/21/20 - 05/04/20	16	(23,315)	—	(23,315)
Sempra Energy Co.(a)	2.090	JPMorgan Securities, Inc.	03/27/20 - 10/01/20	3	(9,511)	—	(9,511)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Semtech Corp.(a)	2.909%	JPMorgan Securities, Inc.	11/20/20 - 12/07/20	$4	$(13,506)	$—	$(13,506)
Seven Generations Energy Ltd.(a)	2.959	JPMorgan Securities, Inc.	11/20/20 - 11/30/20	26	(9,560)	—	(9,560)
Seven Group Holdings(a)	1.640	JPMorgan Securities, Inc.	08/24/20 - 12/03/20	21	(6,898)	—	(6,898)
Shanghai Fosun Phar Group Co.(a)	1.890	JPMorgan Securities, Inc.	01/22/21	58	(4,896)	—	(4,896)
Shenandoah Telecommunications(a)	2.909	JPMorgan Securities, Inc.	01/07/21	5	(8,573)	—	(8,573)
Sias(a)	2.909	JPMorgan Securities, Inc.	09/21/20	10	10,723	—	10,723
Sika AG(a)	2.040	JPMorgan Securities, Inc.	08/13/20 - 10/26/20	2	(659)	—	(659)
Siltronic AG(a)	2.909	JPMorgan Securities, Inc.	10/15/19 - 10/16/20	2	14,094	—	14,094
Singapore Technologies Engineering Ltd.(a)	2.859	JPMorgan Securities, Inc.	09/21/20 - 10/05/20	25	2,913	—	2,913
Sinotruk Hong Kong Ltd.(a)	2.909	JPMorgan Securities, Inc.	11/09/20	92	33,301	—	33,301
SK Hynix, Inc.(a)	3.259	JPMorgan Securities, Inc.	11/23/20	3	28,371	—	28,371
Skechers U.S.A., Inc. Class A(a)	2.909	JPMorgan Securities, Inc.	12/21/20	8	14,281	—	14,281
Smartsheet, Inc. Class A(a)	2.902	JPMorgan Securities, Inc.	01/29/21	5	14,037	—	14,037
Smiths Group(a)	2.090	JPMorgan Securities, Inc.	10/02/20 - 10/26/20	14	(4,970)	—	(4,970)
Snap, Inc. Class A(a)	1.210	JPMorgan Securities, Inc.	08/14/19 - 10/15/20	39	(15,392)	—	(15,392)
Soitec(a)	2.040	JPMorgan Securities, Inc.	01/29/21	2	(2,476)	—	(2,476)
South Jersey Industry, Inc.(a)	2.090	JPMorgan Securities, Inc.	08/24/20 - 11/09/20	9	(6,247)	—	(6,247)
South32 Ltd.(a)	2.909	JPMorgan Securities, Inc.	08/26/19 - 06/29/20	122	13,273	—	13,273
SPDR S&P 500 ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	2,730	(94,912)	22,206	(117,118)
SPDR S&P MidCap 400 ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	138	(10,408)	—	(10,408)
Spie SA(a)	2.040	JPMorgan Securities, Inc.	12/21/20	14	(5,515)	—	(5,515)
Spirax Sarco Engineering PLC(a)	2.090	JPMorgan Securities, Inc.	10/02/20 - 12/03/20	3	(5,910)	—	(5,910)
Spirit Aerosystems Holdings, Inc. Class A(a)	2.090	JPMorgan Securities, Inc.	01/19/21	3	(19,342)	—	(19,342)
Spotify Technology SA	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	134	17,711	—	17,711
	1.690	JPMorgan Securities, Inc.	06/11/20 - 10/15/20	2	(26,351)	—	(26,351)
Square, Inc. Class A(a)	2.090	JPMorgan Securities, Inc.	12/16/19 - 11/20/20	2	(10,210)	—	(10,210)
SSP Group PLC(a)	2.884	JPMorgan Securities, Inc.	04/16/20 - 10/16/20	33	(4,737)	—	(4,737)
Staar Surgical Co.(a)	2.909	JPMorgan Securities, Inc.	09/08/20	2	9,912	—	9,912
Standard Life Aberdeen PLC(a)	2.884	JPMorgan Securities, Inc.	11/23/20	84	(9,294)	—	(9,294)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Steelcase, Inc. Class A(a)	2.680%	JPMorgan Securities, Inc.	10/01/20 - 10/15/20	$13		$2,689	$—	$2,689
Stella Jones, Inc.(a)	2.090	JPMorgan Securities, Inc.	10/26/20 - 11/20/20	10		(10,692)	—	(10,692)
Subsea 7 SA(a)	1.890	JPMorgan Securities, Inc.	11/23/20	23		(5,417)	—	(5,417)
Sumitomo Heavy Industries Ltd.(a)	2.859	JPMorgan Securities, Inc.	12/12/19 - 03/19/20	1		2,079	—	2,079
Sumitomo Metal Mining Co. Ltd.(a)	1.990	JPMorgan Securities, Inc.	10/15/19 - 05/29/20	9		(2,890)	—	(2,890)
Supernus Pharmaceuticals, Inc.(a)	2.909	JPMorgan Securities, Inc.	05/04/20 - 11/09/20	6		2,089	—	2,089
Suzuken Co. Ltd.(a)	2.859	JPMorgan Securities, Inc.	07/02/20 - 11/16/20	8		(10,311)	—	(10,311)
SVB Financial Group(a)	2.902	JPMorgan Securities, Inc.	01/29/21	1		(7,384)	—	(7,384)
Switch, Inc. Class A(a)	1.590	JPMorgan Securities, Inc.	02/10/20 - 03/06/20	21		(13,847)	—	(13,847)
Taiwan Semicondt.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	451		(6,179)	—	(6,179)
Tata Motors Ltd. ADR(a)	2.090	JPMorgan Securities, Inc.	01/19/21	13		1,036	—	1,036
Taylor Morrison Home Corp. Class A(a)	2.913	JPMorgan Securities, Inc.	01/19/21 - 01/29/21	14		11,569	—	11,569
Tech Data Corp.(a)	2.909	JPMorgan Securities, Inc.	11/20/20 - 11/30/20	4		14,395	—	14,395
Technology Select Sector SPDR Fund(a)	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	3,185		(27,411)	—	(27,411)
Techtronic Industries Ltd.(a)	2.909	JPMorgan Securities, Inc.	08/24/20 - 10/16/20	51		(4,156)	—	(4,156)
Tegna, Inc.(a)	2.909	JPMorgan Securities, Inc.	11/20/20	22		3,427	—	3,427
Teladoc, Inc.(a)	1.290	JPMorgan Securities, Inc.	04/23/20	4		(33,897)	—	(33,897)
Telenet Group Holding NV(a)	2.909	JPMorgan Securities, Inc.	12/03/20	5		(1,925)	—	(1,925)
Telephone & Data Systems, Inc.(a)	2.909	JPMorgan Securities, Inc.	06/05/19 - 10/15/20	9		(3,623)	—	(3,623)
Tellurian, Inc.(a)	(15.110)	JPMorgan Securities, Inc.	09/08/20 - 10/01/20	21		(51,955)	—	(51,955)
Tempur Sealy International, Inc.(a)	1.690	JPMorgan Securities, Inc.	11/09/20	1		(3,349)	—	(3,349)
Tenet Healthcare Corp.(a)	2.909	JPMorgan Securities, Inc.	04/23/20 - 11/09/20	10		2,596	—	2,596
Tesla Motors, Inc.(a)	1.790	JPMorgan Securities, Inc.	01/08/20	1		29,549	—	29,549
Tetra Technology, Inc.(a)	2.909	JPMorgan Securities, Inc.	08/10/20 - 10/15/20	2		4,293	—	4,293
Texas PAC Ltd.(a)	2.090	JPMorgan Securities, Inc.	01/29/21	—	*	(12,572)	—	(12,572)
The Bank of Kyoto Ltd.(a)	2.859	JPMorgan Securities, Inc.	07/12/19 - 07/24/19	7		5,879	—	5,879
The Cooper Cos., Inc.(a)	2.090	JPMorgan Securities, Inc.	07/20/20 - 10/15/20	1		(19,581)	—	(19,581)
The Hain Celestial Group, Inc.(a)	2.090	JPMorgan Securities, Inc.	07/09/20 - 10/15/20	6		(3,247)	—	(3,247)
The Medicines Co.(a)	2.090	JPMorgan Securities, Inc.	05/10/19 - 10/01/20	9		(31,353)	—	(31,353)
The Michaels Cos., Inc.(a)	2.902	JPMorgan Securities, Inc.	01/29/21	14		(18,921)	—	(18,921)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

The Middleby Corp.(a)	2.090%	JPMorgan Securities, Inc.	06/28/19 - 10/30/20	$3	$(21,512)	$—	$(21,512)
The Weir Group PLC(a)	2.090	JPMorgan Securities, Inc.	07/10/20 - 10/26/20	13	(21,341)	—	(21,341)
Tiger Brands Ltd.(a)	1.640	JPMorgan Securities, Inc.	01/22/21	13	(8,659)	—	(8,659)
TIS, Inc.(a)	2.859	JPMorgan Securities, Inc.	01/14/20 - 03/30/20	4	7,280	—	7,280
Tokyo Electric Power Co. Holdings, Inc.(a)	2.859	JPMorgan Securities, Inc.	07/02/20 - 07/27/20	62	(32,525)	—	(32,525)
Tomra Systems(a)	2.909	JPMorgan Securities, Inc.	10/26/20 - 10/29/20	9	12,352	—	12,352
Tomtom NV(a)	2.909	JPMorgan Securities, Inc.	08/03/20 - 09/21/20	19	(9,994)	—	(9,994)
Total System Services, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	168	16,803	—	16,803
TPG Telecom Ltd.(a)	2.909	JPMorgan Securities, Inc.	09/08/20 - 10/16/20	29	11,389	—	11,389
TransUnion.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	105	9,640	—	9,640
Transurban Group(a)	1.890	JPMorgan Securities, Inc.	08/13/20 - 10/16/20	37	(20,062)	—	(20,062)
TriNet Group, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	146	13,830	—	13,830
Tripadvisor, Inc.(a)	2.913	JPMorgan Securities, Inc.	01/19/21	3	1,458	—	1,458
Trupanion, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	189	2,217	—	2,217
Tryg A/S(a)	1.890	JPMorgan Securities, Inc.	02/03/20 - 04/24/20	14	(9,398)	—	(9,398)
TS Tech Co. Ltd.(a)	2.859	JPMorgan Securities, Inc.	01/23/20	2	2,540	—	2,540
Turk Hava Yollari AO(a)	3.509	JPMorgan Securities, Inc.	12/21/20	64	14,642	—	14,642
Turkiye Garanti Bankasi A/S(a)	3.503	JPMorgan Securities, Inc.	01/22/21	145	7,991	—	7,991
Turkiye Is Bankasi A/S(a)	3.503	JPMorgan Securities, Inc.	01/22/21	62	10,527	—	10,527
Twilio, Inc. Class A(a)	2.902	JPMorgan Securities, Inc.	01/29/21	1	10,995	—	10,995
Ubisoft Entertainment SA(a)	2.909	JPMorgan Securities, Inc.	06/22/20 - 10/16/20	3	(2,718)	—	(2,718)
Umicore Group(a)	1.940	JPMorgan Securities, Inc.	01/29/21	6	(4,122)	—	(4,122)
Unione di Banche Italiane SpA(a)	2.040	JPMorgan Securities, Inc.	10/16/20	6	1,842	—	1,842
Unipol Gruppo Finanziario SpA(a)	2.899	JPMorgan Securities, Inc.	01/29/21	41	(5,938)	—	(5,938)
United States Cellular Corp.(a)	2.909	JPMorgan Securities, Inc.	05/23/19 - 01/11/21	6	(4,277)	—	(4,277)
Universal Display Corp.(a)	1.590	JPMorgan Securities, Inc.	12/16/19	2	(20,060)	—	(20,060)
Upwork, Inc.(a)	0.740	JPMorgan Securities, Inc.	01/19/21	7	(2,519)	—	(2,519)
Urban Outfitters, Inc.(a)	2.909	JPMorgan Securities, Inc.	10/01/20 - 12/21/20	6	(2,215)	—	(2,215)
Valmet Oyj(a)	2.909	JPMorgan Securities, Inc.	10/31/19 - 01/22/20	16	7,874	—	7,874
Vanguard Small-Capital Growth ETF(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	244	(21,376)	—	(21,376)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Vedanta Ltd.(a)	2.090%	JPMorgan Securities, Inc.	01/19/21 - 01/29/21	$23	$(5,066)	$—	$(5,066)
Veeva Systems, Inc. Class A(a)	2.909	JPMorgan Securities, Inc.	03/09/20 - 10/26/20	3	26,098	—	26,098
Veoneer, Inc.(a)	2.090	JPMorgan Securities, Inc.	07/06/20 - 01/07/21	6	(7,057)	—	(7,057)
Verbund AG(a)	2.909	JPMorgan Securities, Inc.	10/02/20	6	17,941	—	17,941
Verint System, Inc.(a)	2.909	JPMorgan Securities, Inc.	10/26/20	6	18,383	—	18,383
VeriSign, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	127	14,664	—	14,664
Vermilion Energy, Inc.(a)	2.090	JPMorgan Securities, Inc.	02/10/20 - 12/21/20	12	(10,310)	—	(10,310)
Vestas Wind Systems A/S(a)	2.909	JPMorgan Securities, Inc.	12/21/20	2	10,993	—	10,993
ViaSat, Inc.(a)	1.440	JPMorgan Securities, Inc.	03/29/19 - 12/07/20	5	(6,677)	—	(6,677)
Viscofan Industrial Navarra(a)	1.890	JPMorgan Securities, Inc.	01/08/21	3	(659)	—	(659)
Visteon Corp.(a)	2.090	JPMorgan Securities, Inc.	10/26/20 - 11/20/20	3	(31,072)	—	(31,072)
Voya Financial, Inc.(a)	2.909	JPMorgan Securities, Inc.	06/05/19 - 12/17/20	7	26,873	—	26,873
W.R. Grace & Co.(a)	2.090	JPMorgan Securities, Inc.	01/19/21 - 01/29/21	4	(8,301)	—	(8,301)
Wabtec Corp.(a)	2.090	JPMorgan Securities, Inc.	08/24/20 - 12/21/20	3	14,300	—	14,300
Wall-Mart Stores, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	12/31/99	573	(2,121)	—	(2,121)
Wartsila Corp. Class B(a)	1.890	JPMorgan Securities, Inc.	08/13/20 - 10/26/20	18	2,804	—	2,804
Wayfair, Inc. Class A(a)	1.730	JPMorgan Securities, Inc.	11/21/19 - 11/20/20	2	(24,881)	—	(24,881)
Weatherford International PLC(a)	2.090	JPMorgan Securities, Inc.	03/04/19 - 10/26/20	90	(9,801)	—	(9,801)
Weight Watchers International, Inc.(a)	2.913	JPMorgan Securities, Inc.	01/19/21	4	(3,586)	—	(3,586)
Welbilt, Inc.(a)	2.090	JPMorgan Securities, Inc.	08/24/20 - 10/15/20	16	(25,219)	—	(25,219)
WellCare Health Plans, Inc.(a)	2.909	JPMorgan Securities, Inc.	06/29/20 - 08/06/20	1	33,918	—	33,918
Wendel Investissement(a)	2.040	JPMorgan Securities, Inc.	01/22/21	1	(576)	—	(576)
Wesco International, Inc.(a)	2.909	JPMorgan Securities, Inc.	12/16/19 - 01/08/20	6	4,727	—	4,727
West Fraser Timber Co. Ltd.(a)	2.959	JPMorgan Securities, Inc.	06/11/20	3	16,151	—	16,151
WEX, Inc.(a)	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	165	18,568	—	18,568
Wheaton Precious Metals Corp.(a)	2.090	JPMorgan Securities, Inc.	01/29/21	10	(16,333)	—	(16,333)
Whitehaven Coal Ltd.(a)	2.903	JPMorgan Securities, Inc.	01/22/21	70	16,377	—	16,377
Wix.com Ltd.(a)	2.909	JPMorgan Securities, Inc.	02/24/20 - 10/01/20	2	14,812	—	14,812
WPX Energy, Inc.(a)	2.090	JPMorgan Securities, Inc.	01/07/21	5	3,308	—	3,308
WSP Global, Inc.(a)	2.959	JPMorgan Securities, Inc.	07/31/20 - 12/21/20	1	7,999	—	7,999
Wynn Resorts Ltd.(a)	2.090	JPMorgan Securities, Inc.	07/20/20 - 10/15/20	2	(22,079)	—	(22,079)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Xero Ltd.(a)	1.890%	JPMorgan Securities, Inc.	12/21/20 - 01/29/21	$7	$(6,459)	$—	$(6,459)
YY, Inc. Class A(a)	2.913	JPMorgan Securities, Inc.	01/19/21	2	(2,760)	—	(2,760)
Zebra Technologies Corp. Class A(a)	2.909	JPMorgan Securities, Inc.	03/16/20 - 04/23/20	2	18,367	—	18,367
Zhen Ding Technology(a)	3.249	JPMorgan Securities, Inc.	01/29/21	19	1,271	—	1,271
Zillow Group, Inc. Class C(a)	2.090	JPMorgan Securities, Inc.	06/11/20 - 11/09/20	6	(4,012)	—	(4,012)
Zogenix, Inc.(a)	2.090	JPMorgan Securities, Inc.	07/20/20 - 10/01/20	3	2,589	—	2,589
Zscaler, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/20	215	22,973	—	22,973
	2.909	JPMorgan Securities, Inc.	12/21/20 - 01/19/21	3	10,843	—	10,843
Zuora, Inc. Class A(a)	2.090	JPMorgan Securities, Inc.	01/19/21	1	(1,223)	—	(1,223)
Accenture PLC Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	72	3,075	—	3,075
Adobe Systems, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	138	2,812	—	2,812
Alliance Data Systems Corp.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	419	23,611	—	23,611
Alphabet, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	675	23,040	—	23,040
Alphabet, Inc. Class C(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	713	24,464	—	24,464
Amazon.com, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,655	40,237	—	40,237
Amgen(a)	1M USD LIBOR	MS & Co. Int. PLC	12/31/99	86	4,638	—	4,638
Apple, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	453	—	—	—
Atento SA(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	123	(2,223)	—	(2,223)
Atlassian Corp. PLC Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	111	3,339	—	3,339
Automatic Data Processing, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	69	3,742	—	3,742
Blackbaud, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	61	3,563	—	3,563
Booking Holdings, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	472	36,274	—	36,274
Carbon Black, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	133	11,992	—	11,992
Ceridian HCM Holding, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	106	13,235	—	13,235
Comcast Corp. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	219	2,174	—	2,174
CommScope Holding Co., Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	360	37,452	—	37,452
Consumer Discretionary Select Sector SPDR ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	392	(13,913)	—	(13,913)
CoStar Group, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	405	30,916	—	30,916
DSV A/S(a)	(0.430)	MS & Co. Int. PLC	01/27/21	2	2,292	—	2,292
Edenred SA(a)	1M EUR LIBOR	MS & Co. Int. PLC	05/15/20	45	73	—	73

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

EPAM Systems, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	$675	$40,294	$—	$40,294
Equifax, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,100	106,057	—	106,057
ETFMG Prime Cyber Security ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,420	(76,177)	—	(76,177)
Exlservice Holdings, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	846	42,595	—	42,595
Expedia Group, Inc(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	578	11,205	—	11,205
Experian PLC(a)	1M GBP LIBOR	MS & Co. Int. PLC	05/15/20	508	12,246	—	12,246
Exxon Mobil Corp.(a)	1M USD LIBOR	MS & Co. Int. PLC	12/31/99	369	18,989	—	18,989
Fabrinet(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	145	5,893	—	5,893
Facebook, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	611	71,601	—	71,601
First Solar, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	341	26,755	—	26,755
FleetCor Technologies, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,678	90,823	—	90,823
Flex Ltd.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	616	129,969	—	129,969
FormFactor, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	121	12,346	—	12,346
Genpact Ltd.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	625	32,180	—	32,180
Global Payments, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,928	641	—	641
GoDaddy, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	645	57,626	—	57,626
Guidewire Software, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	123	4,698	—	4,698
Harris Corp.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	337	33,955	—	33,955
HubSpot, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	221	17,953	—	17,953
Huron Consulting Group, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	233	12,480	—	12,480
Intuit, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	123	(1,279)	—	(1,279)
Invesco QQQ Trust Series 1 ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,335	(73,424)	—	(73,424)
iRobot Corp.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	239	13,376	—	13,376
iShares Core S&P Small-Capital ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,705	(62,865)	—	(62,865)
iShares Edge MSCI USA Momentum Factor ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,909	(52,038)	—	(52,038)
iShares North America Technology ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	510	(22,572)	—	(22,572)
iShares North American Technology-Multimedia Networking ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,483	(64,538)	—	(64,538)
iShares PHLX(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,270	(146,509)	—	(146,509)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

iShares PHLX Semiconductor ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	$183	$(10,824)	$—	$(10,824)
iShares Russell 1000 ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	12/31/99	1,589	(10,996)	—	(10,996)
iShares Russell 2000 Growth ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,145	(79,860)	—	(79,860)
iShares Russell Mid-Capital Growth ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	747	(39,843)	—	(39,843)
iShares S&P NA Technology ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,238	(99,018)	—	(99,018)
iShares S&P NA Technology-Multimedia Networking ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,313	(32,251)	—	(32,251)
iShares S&P NA Technology-Software ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	9	(400)	—	(400)
iShares S&P Small-Capital 600 Growth ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	904	(28,296)	—	(28,296)
iShares U.S. Real Estate ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	12/31/99	305	(12,980)	—	(12,980)
iShares U.S. Technology ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,173	(102,476)	—	(102,476)
Itron, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	348	16,442	—	16,442
Just Eat PLC(a)	1M GBP LIBOR	MS & Co. Int. PLC	05/15/20	58	8,639	—	8,639
Marvell Technology Group Ltd.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	697	69,380	—	69,380
Mastercard, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	687	49,612	—	49,612
Microchip Technology, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	34	2,145	—	2,145
Microsoft Corp.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	54	(418)	—	(418)
Millicom International Cell(a)	1M SEK LIBOR	MS & Co. Int. PLC	05/15/20	3,418	(32,340)	—	(32,340)
Pagseguro Digital Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	98	(5,948)	—	(5,948)
PayPal Holdings, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,430	(47,222)	—	(47,222)
Pure Storage Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	115	2,302	—	2,302
RingCentral, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	210	12,085	—	12,085
RingCentral. Inc, Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	112	6,814	—	6,814
Salesforce.com, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	873	14,622	—	14,622
Scor SE(a)	(0.360)%	MS & Co. Int. PLC	12/20/19	1	(7,140)	—	(7,140)
ServiceNow, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	587	97,443	—	97,443
SPDR S&P 500 ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	133	(4,677)	—	(4,677)
SPDR S&P MidCap 400 ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,000	(38,541)	—	(38,541)
SPDR S&P Regional Banking ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	12/31/99	360	14,324	—	14,324

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Splunk, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	$97	$6,227	$—	$6,227
Spotify Technology SA(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	81	2,400	—	2,400
Total System Services, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,027	57,637	—	57,637
TransUnion(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	686	46,528	—	46,528
Trimble, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	452	17,688	—	17,688
TriNet Group, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,100	47,448	—	47,448
Trupanion, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	386	(18,869)	—	(18,869)
Vanguard Small-Capital Growth ETF(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	2,162	(101,270)	—	(101,270)
VeriSign, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	776	41,010	—	41,010
Visa, Inc. Class A(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,412	(27,046)	—	(27,046)
WEX, Inc.(a)	1M USD LIBOR	MS & Co. Int. PLC	05/15/20	1,592	63,387	—	63,387
2U, Inc.(a)	2.384%	UBS AG (London)	12/14/20	11	(8,032)	—	(8,032)
A2A SpA(a)	(0.469)	UBS AG (London)	12/14/20	330	6,064	—	6,064
AAC Technologies Holding, Inc.(a)	0.911	UBS AG (London)	12/14/20	88	(3,744)	—	(3,744)
Accor SA(a)	(0.469)	UBS AG (London)	12/14/20	14	924	—	924
Acs Actividades De Construccion Y Servicios SA(a)	(0.469)	UBS AG (London)	05/02/19	34	3,967	—	3,967
Adidas AG(a)	(0.469)	UBS AG (London)	12/14/20	1	3,633	—	3,633
Adobe, Inc.(a)	2.514	UBS AG (London)	12/14/20	1	6,024	—	6,024
Advanced Micro Devices, Inc.(a)	2.514	UBS AG (London)	12/14/20	4	22,928	—	22,928
Advantech Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	8	1,599	—	1,599
Agc, Inc.(a)	(0.094)	UBS AG (London)	12/11/20	18	11,243	—	11,243
Agco Corp.(a)	2.514	UBS AG (London)	12/14/20	9	9,904	—	9,904
Ageas SA(a)	(0.469)	UBS AG (London)	12/14/20	13	(6,509)	—	(6,509)
Agile Group Holdings Ltd.(a)	0.911	UBS AG (London)	12/14/20	256	23,302	—	23,302
Agilent Technologies, Inc.(a)	2.514	UBS AG (London)	12/14/20	9	23,142	—	23,142
Aia Group Ltd.(a)	0.911	UBS AG (London)	12/14/20	71	(19,643)	—	(19,643)
Air Lease Corp.(a)	2.384	UBS AG (London)	12/14/20	15	(10,017)	—	(10,017)
Airbus SE(a)	(0.469)	UBS AG (London)	12/14/20	6	(31,314)	—	(31,314)
Aisin SEiki Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	16	(7,123)	—	(7,123)
Aker Bp ASA(a)	0.770	UBS AG (London)	12/14/20	9	(7,224)	—	(7,224)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Alphabet, Inc.(a)	2.514%	UBS AG (London)	12/14/20	$—	*	$27,760	$—	$27,760
Ambu A/S(a)	(0.428)	UBS AG (London)	12/14/20	29		74,702	—	74,702
Amedisys, Inc.(a)	2.514	UBS AG (London)	12/14/20	1		3,743	—	3,743
Amern Eagle Outfitters, Inc.(a)	2.514	UBS AG (London)	12/14/20	25		3,180	—	3,180
Ametek, Inc.(a)	2.514	UBS AG (London)	12/14/20	8		8,653	—	8,653
Amorepacific Corp.(a)	2.514	UBS AG (London)	12/14/20	4		(26,153)	—	(26,153)
AMP Ltd.(a)	2.013	UBS AG (London)	12/14/20	370		(1,454)	—	(1,454)
Analog Devices(a)	2.384	UBS AG (London)	12/14/20	6		(11,206)	—	(11,206)
Andritz AG(a)	(0.469)	UBS AG (London)	12/14/20	12		(2,359)	—	(2,359)
Anhui Conch Cement Co. Ltd.(a)	0.911	UBS AG (London)	12/14/20	120		21,805	—	21,805
Apache Corp.(a)	2.514	UBS AG (London)	12/14/20	22		(271)	—	(271)
Aramark(a)	2.514	UBS AG (London)	12/14/20	3		2,806	—	2,806
Archer-Daniels-Midland Co.(a)	2.514	UBS AG (London)	12/14/20	11		7,831	—	7,831
Aristocrat Leisure Ltd.(a)	2.013	UBS AG (London)	12/14/20	32		21,813	—	21,813
Asahi Group Holdings Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	15		46,009	—	46,009
Asgn, Inc.(a)	2.514	UBS AG (London)	12/14/20	3		5,449	—	5,449
Ashtead Group PLC(a)	0.677	UBS AG (London)	12/14/20	28		323	—	323
ASM Pacific Technology Ltd.(a)	0.911	UBS AG (London)	12/14/20	62		(29,538)	—	(29,538)
ASML Holding NV(a)	(0.469)	UBS AG (London)	12/14/20	3		4,825	—	4,825
Astellas Pharma, Inc.(a)	(0.094)	UBS AG (London)	12/11/20	36		30,268	—	30,268
Astrazeneca PLC(a)	0.677	UBS AG (London)	12/14/20	9		(21,077)	—	(21,077)
Asustek Computer, Inc.(a)	2.514	UBS AG (London)	12/14/20	85		(38,627)	—	(38,627)
Atos SE(a)	(0.469)	UBS AG (London)	12/14/20	1		(3,135)	—	(3,135)
Autonation, Inc.(a)	2.384	UBS AG (London)	12/14/20	5		(9,111)	—	(9,111)
Axfood AB(a)	(0.244)	UBS AG (London)	12/14/20	35		6,914	—	6,914
Axon Enterprise, Inc.(a)	2.384	UBS AG (London)	12/14/20	12		(23,448)	—	(23,448)
Babcock International Group(a)	0.677	UBS AG (London)	12/14/20	95		12,381	—	12,381
BAE Systems PLC(a)	0.677	UBS AG (London)	12/14/20	92		(1,736)	—	(1,736)
Ball Corp.(a)	2.384	UBS AG (London)	12/14/20	14		(12,983)	—	(12,983)
Banco Comercial Portugues SA(a)	(0.469)	UBS AG (London)	05/02/19	1,621		(5,356)	—	(5,356)
Bank Ozk Co.(a)	2.514	UBS AG (London)	12/14/20	9		(11,841)	—	(11,841)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Bayerische Motoren Werke AG(a)	(0.469)%	UBS AG (London)	12/14/20	$7	$1,427	$—	$1,427
Berkeley Group Holdings PLC(a)	0.677	UBS AG (London)	12/14/20	13	812	—	812
BIO Rad Laboratories, Inc.(a)	2.514	UBS AG (London)	12/14/20	2	20,004	—	20,004
Block H & R, Inc.(a)	2.514	UBS AG (London)	12/14/20	22	(45,158)	—	(45,158)
Bluescope Steel Ltd.(a)	2.013	UBS AG (London)	12/14/20	78	21,600	—	21,600
BOC Aviation Ltd.(a)	0.911	UBS AG (London)	12/14/20	72	(29,810)	—	(29,810)
Boskalis Westminster NV(a)	(0.469)	UBS AG (London)	12/14/20	26	(274)	—	(274)
Bouygues SA(a)	(0.469)	UBS AG (London)	12/14/20	11	(1,527)	—	(1,527)
BP PLC(a)	0.677	UBS AG (London)	12/14/20	88	(22,028)	—	(22,028)
Brilliance China Automotive(a)	0.911	UBS AG (London)	12/14/20	466	(7,574)	—	(7,574)
Brother Industries Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	37	3,952	—	3,952
Brunswick Corp.(a)	2.514	UBS AG (London)	12/14/20	10	9,595	—	9,595
BTG PLC(a)	0.677	UBS AG (London)	12/14/20	55	4,427	—	4,427
Burberry Group PLC(a)	0.677	UBS AG (London)	12/14/20	27	21,509	—	21,509
Burlington Stores, Inc.(a)	2.514	UBS AG (London)	12/14/20	3	8,705	—	8,705
BWX Technologies, Inc.(a)	2.384	UBS AG (London)	12/14/20	16	(13,159)	—	(13,159)
Byd Co. Ltd.(a)	0.911	UBS AG (London)	12/14/20	98	(4,087)	—	(4,087)
C. H. Robinson Worldwide, Inc.(a)	2.514	UBS AG (London)	12/14/20	7	1,005	—	1,005
Caesars Entertainment Corp.(a)	2.384	UBS AG (London)	12/14/20	36	(18,981)	—	(18,981)
Caltex Australia Ltd.(a)	2.013	UBS AG (London)	12/14/20	33	(16,045)	—	(16,045)
Campbell Soup Co.(a)	2.384	UBS AG (London)	12/14/20	18	(21,878)	—	(21,878)
Cardinal Health, Inc.(a)	2.514	UBS AG (London)	12/14/20	6	4,364	—	4,364
Cargurus, Inc.(a)	2.514	UBS AG (London)	12/14/20	8	18,601	—	18,601
Carlsberg A/S(a)	(0.428)	UBS AG (London)	12/14/20	5	5,630	—	5,630
Carnival Corp.(a)	2.514	UBS AG (London)	12/14/20	6	7,326	—	7,326
Carrefour SA(a)	(0.469)	UBS AG (London)	12/14/20	35	3,854	—	3,854
Cathay General Bancorp(a)	2.514	UBS AG (London)	12/14/20	15	(2,540)	—	(2,540)
CBS Corp.(a)	2.514	UBS AG (London)	12/14/20	4	(3,457)	—	(3,457)
Celanese Corp.(a)	2.514	UBS AG (London)	12/14/20	3	(1,348)	—	(1,348)
Cellnex Telecom SA(a)	(0.469)	UBS AG (London)	05/02/19	22	(14,936)	—	(14,936)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Celltrion, Inc.(a)	2.514%	UBS AG (London)	12/14/20	$3	$(27,502)	$—	$(27,502)
Cerner Corp.(a)	2.514	UBS AG (London)	12/14/20	4	1,613	—	1,613
Cheng Shin Rubber Industry(a)	2.514	UBS AG (London)	12/14/20	471	(11,051)	—	(11,051)
Cheniere Energy, Inc.(a)	2.384	UBS AG (London)	12/14/20	9	(2,115)	—	(2,115)
China International Capital Corp. Ltd.(a)	0.911	UBS AG (London)	12/14/20	301	(21,820)	—	(21,820)
China Life Insurance (Twn)(a)	2.514	UBS AG (London)	12/14/20	174	4,233	—	4,233
China Mengniu Dairy Co.(a)	0.911	UBS AG (London)	12/14/20	195	(2,584)	—	(2,584)
China Petroleum & Chem Corp.(a)	0.911	UBS AG (London)	12/14/20	808	14,321	—	14,321
Cie Automotive SA(a)	(0.469)	UBS AG (London)	05/02/19	4	1,574	—	1,574
Cie Financiere Richemont AG(a)	(0.796)	UBS AG (London)	12/14/20	9	(3,600)	—	(3,600)
Cimic Group Ltd.(a)	2.013	UBS AG (London)	12/14/20	21	7,039	—	7,039
Cimpress NV(a)	2.384	UBS AG (London)	12/14/20	5	171,754	—	171,754
CJ Corp.(a)	2.514	UBS AG (London)	12/14/20	4	27,780	—	27,780
Cleveland-Cliffs, Inc.(a)	2.384	UBS AG (London)	12/14/20	38	(59,923)	—	(59,923)
Cnooc Ltd.(a)	0.911	UBS AG (London)	12/14/20	57	3,420	—	3,420
Cobham PLC(a)	0.677	UBS AG (London)	12/14/20	462	2,894	—	2,894
Coca-Cola Co.(a)	2.384	UBS AG (London)	12/14/20	13	(9,310)	—	(9,310)
Coca-Cola European Partners(a)	2.514	UBS AG (London)	12/14/20	7	13,688	—	13,688
Coca-Cola HBC AG(a)	0.677	UBS AG (London)	12/14/20	20	14,846	—	14,846
Cochlear Ltd.(a)	2.013	UBS AG (London)	12/14/20	5	20,870	—	20,870
Cognex Corp.(a)	2.384	UBS AG (London)	12/14/20	12	(24,618)	—	(24,618)
Colruyt SA(a)	(0.469)	UBS AG (London)	12/14/20	8	3,357	—	3,357
Computershare Ltd.(a)	2.013	UBS AG (London)	12/14/20	49	16,904	—	16,904
Conagra Brands, Inc.(a)	2.384	UBS AG (London)	12/14/20	7	(3,358)	—	(3,358)
Concho Resources, Inc.(a)	2.384	UBS AG (London)	12/14/20	3	(7,788)	—	(7,788)
Costar Group, Inc.(a)	2.384	UBS AG (London)	12/14/20	2	(17,120)	—	(17,120)
Crane Co.(a)	2.514	UBS AG (London)	12/14/20	8	(512)	—	(512)
Cree, Inc.(a)	2.384	UBS AG (London)	12/14/20	13	(32,113)	—	(32,113)
CSL Ltd.(a)	2.013	UBS AG (London)	12/14/20	2	6,503	—	6,503
Cummins, Inc.(a)	2.514	UBS AG (London)	12/14/20	4	2,963	—	2,963
Curtiss-Wright Corp.(a)	2.514	UBS AG (London)	12/14/20	6	4,184	—	4,184

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

CVR Energy, Inc.(a)	2.514%	UBS AG (London)	12/14/20	$7		$8,412	$—	$8,412
Cyber Agent Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	15		(91,542)	—	(91,542)
Cyrusone, Inc.(a)	2.384	UBS AG (London)	12/14/20	3		(4,869)	—	(4,869)
Daelim Industrial Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	6		28,584	—	28,584
Daikin Industries Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	5		6,641	—	6,641
Daimler AG(a)	(0.469)	UBS AG (London)	12/14/20	11		2,406	—	2,406
Daito Trust Construction Co.(a)	(0.094)	UBS AG (London)	12/11/20	2		3,208	—	3,208
Daiwa House Industry Co.(a)	(0.094)	UBS AG (London)	12/11/20	20		6,688	—	6,688
Danske Bank A/S(a)	(0.428)	UBS AG (London)	12/14/20	9		1,886	—	1,886
Darling Ingredients, Inc.(a)	2.384	UBS AG (London)	12/14/20	26		(6,044)	—	(6,044)
Dassault Aviation SA(a)	(0.469)	UBS AG (London)	12/14/20	—	*	(6,719)	—	(6,719)
Deere & Co.(a)	2.384	UBS AG (London)	12/14/20	4		(15,890)	—	(15,890)
Delek U.S. Holdings, Inc.(a)	2.514	UBS AG (London)	12/14/20	11		25,670	—	25,670
Dentsply Sirona, Inc.(a)	2.384	UBS AG (London)	12/14/20	15		(14,073)	—	(14,073)
Deutsche Bank AG(a)	(0.469)	UBS AG (London)	12/14/20	3		1,340	—	1,340
Deutsche Lufthansa(a)	(0.469)	UBS AG (London)	12/14/20	25		(1,507)	—	(1,507)
Diageo PLC(a)	0.677	UBS AG (London)	12/14/20	16		(40,682)	—	(40,682)
Diamondback Energy, Inc.(a)	2.384	UBS AG (London)	12/14/20	3		(7,912)	—	(7,912)
Disco Corp.(a)	(0.094)	UBS AG (London)	12/11/20	2		6,565	—	6,565
DKSH Holding AG(a)	(0.796)	UBS AG (London)	12/14/20	1		155	—	155
Dollar Tree, Inc.(a)	2.384	UBS AG (London)	12/14/20	7		(4,331)	—	(4,331)
Dominion Energy, Inc.(a)	2.384	UBS AG (London)	12/14/20	2		(2,888)	—	(2,888)
Domino’S Pizza, Inc.(a)	2.514	UBS AG (London)	12/14/20	—	*	4,172	—	4,172
Domino’s Pizza Enterprises Ltd.(a)	2.013	UBS AG (London)	12/14/20	18		(27,579)	—	(27,579)
Doosan Bobcat, Inc.(a)	2.514	UBS AG (London)	12/14/20	18		13,767	—	13,767
Dropbox, Inc.(a)	2.514	UBS AG (London)	12/14/20	26		38,320	—	38,320
Eagle Materials, Inc.(a)	2.514	UBS AG (London)	12/14/20	9		1,056	—	1,056
East Japan Railway Co.(a)	(0.094)	UBS AG (London)	12/11/20	6		15,419	—	15,419
Eaton Vance Corp.(a)	2.514	UBS AG (London)	12/14/20	4		(1,473)	—	(1,473)
Edenred SA(a)	(0.469)	UBS AG (London)	12/14/20	8		(5,267)	—	(5,267)
Electrocomponents PLC(a)	0.677	UBS AG (London)	12/14/20	85		(4,640)	—	(4,640)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Electrolux AB(a)	(0.244)%	UBS AG (London)	12/14/20	$14		$3,305	$—	$3,305
Elis(a)	(0.469)	UBS AG (London)	12/14/20	38		(15,735)	—	(15,735)
Emcor Group, Inc.(a)	2.514	UBS AG (London)	12/14/20	2		1,550	—	1,550
Enagas SA(a)	(0.469)	UBS AG (London)	05/02/19	23		6,202	—	6,202
Energizer Holdings, Inc.(a)	2.384	UBS AG (London)	12/14/20	12		(20,690)	—	(20,690)
Eog Resources, Inc.(a)	2.514	UBS AG (London)	12/14/20	6		3,448	—	3,448
Equifax, Inc.(a)	2.384	UBS AG (London)	12/14/20	6		(12,365)	—	(12,365)
Essilorluxottica(a)	(0.469)	UBS AG (London)	12/14/20	4		(1,921)	—	(1,921)
Eurofins Scientific(a)	(0.469)	UBS AG (London)	12/14/20	—	*	602	—	602
Evotec AG(a)	(0.469)	UBS AG (London)	12/14/20	10		913	—	913
Evraz PLC(a)	0.677	UBS AG (London)	12/14/20	16		4,485	—	4,485
EXOR SpA(a)	(0.469)	UBS AG (London)	12/14/20	11		22,195	—	22,195
Expeditors International Wash, Inc.(a)	2.514	UBS AG (London)	12/14/20	6		3,478	—	3,478
Experian PLC(a)	0.677	UBS AG (London)	12/14/20	26		52	—	52
Fabege AB(a)	(0.244)	UBS AG (London)	12/14/20	44		4,320	—	4,320
Familymart Uny Holdings Co.(a)	(0.094)	UBS AG (London)	12/11/20	1		(4,242)	—	(4,242)
FANUC Corp.(a)	(0.094)	UBS AG (London)	12/11/20	4		2,301	—	2,301
Far Eastern New Century Corp.(a)	2.514	UBS AG (London)	12/14/20	265		7,041	—	7,041
Faurecia SA(a)	(0.469)	UBS AG (London)	12/14/20	15		12,151	—	12,151
Feng Tay Entrprise Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	110		20,377	—	20,377
Ferguson PLC(a)	0.677	UBS AG (London)	12/14/20	9		5,944	—	5,944
Fevertree Drinks PLC(a)	0.677	UBS AG (London)	12/14/20	2		3,858	—	3,858
Fielmann AG(a)	(0.469)	UBS AG (London)	12/14/20	9		233	—	233
Fireeye, Inc.(a)	2.384	UBS AG (London)	12/14/20	33		(13,619)	—	(13,619)
First Financial Bankshares, Inc.(a)	2.384	UBS AG (London)	12/14/20	8		9,896	—	9,896
First Financial Holding Co.(a)	2.514	UBS AG (London)	12/14/20	339		1,976	—	1,976
First Solar, Inc.(a)	2.384	UBS AG (London)	12/14/20	7		(3,294)	—	(3,294)
Flex Ltd.(a)	2.384	UBS AG (London)	12/14/20	43		(32,068)	—	(32,068)
Fortescue Metals Group Ltd.(a)	2.013	UBS AG (London)	12/14/20	211		(112,813)	—	(112,813)
Fortinet, Inc.(a)	2.514	UBS AG (London)	12/14/20	5		17,562	—	17,562

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Fortive Corp.(a)	2.384%	UBS AG (London)	12/14/20	$8	$(10,141)	$—	$(10,141)
Foxconn Technology Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	301	(10,563)	—	(10,563)
Fresenius Medical Care AG & Co.(a)	(0.469)	UBS AG (London)	12/14/20	9	(13,541)	—	(13,541)
Fujifilm Holdings Corp.(a)	(0.094)	UBS AG (London)	12/11/20	15	13,109	—	13,109
G4S PLC(a)	0.677	UBS AG (London)	12/14/20	260	3,341	—	3,341
Galapagos NV(a)	(0.469)	UBS AG (London)	12/14/20	6	4,821	—	4,821
Gartner, Inc.(a)	2.384	UBS AG (London)	12/14/20	2	(6,563)	—	(6,563)
Geely Automobile Holdings Ltd.(a)	0.911	UBS AG (London)	12/14/20	401	35,051	—	35,051
Generac Holdings, Inc.(a)	2.514	UBS AG (London)	12/14/20	5	830	—	830
Genpact Ltd.(a)	2.384	UBS AG (London)	12/14/20	14	(8,089)	—	(8,089)
Georg Fischer AG(a)	(0.796)	UBS AG (London)	12/14/20	1	9,793	—	9,793
Glacier Bancorp, Inc.(a)	2.384	UBS AG (London)	12/14/20	2	1,264	—	1,264
Global Payments, Inc.(a)	2.384	UBS AG (London)	12/14/20	3	(5,012)	—	(5,012)
Globalwafers Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	38	27,075	—	27,075
GN Store Nord A/S(a)	(0.428)	UBS AG (London)	12/14/20	17	(22,034)	—	(22,034)
Grand Canyon Education, Inc.(a)	2.384	UBS AG (London)	12/14/20	6	(2,215)	—	(2,215)
Groupe Eurotunnel SE(a)	(0.469)	UBS AG (London)	12/14/20	46	14,919	—	14,919
Guidewire Software, Inc.(a)	2.384	UBS AG (London)	12/14/20	5	(13,086)	—	(13,086)
Halfmoon Parent, Inc.(a)	2.514	UBS AG (London)	12/14/20	3	4,045	—	4,045
Halma PLC(a)	0.677	UBS AG (London)	12/14/20	34	6,919	—	6,919
Hana Financial Holdings(a)	2.514	UBS AG (London)	12/14/20	8	34,567	—	34,567
Hankook Tire Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	16	12,805	—	12,805
Hanmi Pharm Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	2	(11,621)	—	(11,621)
Hannover Rueck SE(a)	(0.469)	UBS AG (London)	12/14/20	3	6,870	—	6,870
Hasbro, Inc.(a)	2.384	UBS AG (London)	12/14/20	7	(4,067)	—	(4,067)
Health & Happiness International(a)	0.911	UBS AG (London)	12/14/20	43	11,348	—	11,348
Heidelbergcement AG(a)	(0.469)	UBS AG (London)	12/14/20	1	168	—	168
Heineken NV(a)	(0.469)	UBS AG (London)	12/14/20	7	(11,648)	—	(11,648)
Hengan International Group(a)	0.911	UBS AG (London)	12/14/20	78	(18,945)	—	(18,945)
Hexagon AB(a)	(0.244)	UBS AG (London)	12/14/20	6	705	—	705
Hill-Rom Holdings, Inc.(a)	2.514	UBS AG (London)	12/14/20	7	11,428	—	11,428

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Hillenbrand, Inc.(a)	2.514%	UBS AG (London)	12/14/20	$8	$11,836	$—	$11,836
Hiscox Ltd.(a)	0.677	UBS AG (London)	12/14/20	29	6,979	—	6,979
HLB Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	5	(6,509)	—	(6,509)
Hochtief AG(a)	(0.469)	UBS AG (London)	12/14/20	4	865	—	865
Homeserve PLC(a)	0.677	UBS AG (London)	12/14/20	37	(4,302)	—	(4,302)
Hon Hai Precision Industry Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	256	(12,152)	—	(12,152)
Howden Joinery Group PLC(a)	0.677	UBS AG (London)	12/14/20	101	4,110	—	4,110
Husqvarna AB(a)	(0.244)	UBS AG (London)	12/14/20	84	8,144	—	8,144
Hyundai Engneering & Construction Co.(a)	2.514	UBS AG (London)	12/14/20	5	16,323	—	16,323
Hyundai Heavy Industries Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	5	14,686	—	14,686
IDEXX Laboratories, Inc.(a)	2.514	UBS AG (London)	12/14/20	3	25,420	—	25,420
IHI Corp.(a)	(0.094)	UBS AG (London)	12/11/20	21	(13,674)	—	(13,674)
Iida Group Holdings Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	34	(3,416)	—	(3,416)
Iliad(a)	(0.469)	UBS AG (London)	12/14/20	5	(7,028)	—	(7,028)
Inchcape PLC(a)	0.677	UBS AG (London)	12/14/20	24	(1,823)	—	(1,823)
ING Groep NV(a)	(0.469)	UBS AG (London)	12/14/20	41	(5,668)	—	(5,668)
Ingenico Group(a)	(0.469)	UBS AG (London)	12/14/20	9	(7,939)	—	(7,939)
Innolux Corp.(a)	2.514	UBS AG (London)	12/14/20	1,526	(5,795)	—	(5,795)
Insperity, Inc.(a)	2.514	UBS AG (London)	12/14/20	6	18,649	—	18,649
Insulet Corp.(a)	2.384	UBS AG (London)	12/14/20	7	(32,072)	—	(32,072)
Intertek Group PLC(a)	0.677	UBS AG (London)	12/14/20	10	3,336	—	3,336
IPG Photonics Corp.(a)	2.384	UBS AG (London)	12/14/20	1	(1,918)	—	(1,918)
Ipsen SA(a)	(0.469)	UBS AG (London)	12/14/20	5	(1,604)	—	(1,604)
Iss A/S(a)	(0.428)	UBS AG (London)	12/14/20	14	10,860	—	10,860
ITT, Inc.(a)	2.514	UBS AG (London)	12/14/20	11	12,243	—	12,243
Jabil, Inc.(a)	2.514	UBS AG (London)	12/14/20	3	2,105	—	2,105
James Hardie Industries PLC(a)	2.013	UBS AG (London)	12/14/20	43	(17,837)	—	(17,837)
Jardine Cycle & Carriage Ltd.(a)	1.771	UBS AG (London)	12/11/20	26	12,650	—	12,650
JGC Corp.(a)	(0.094)	UBS AG (London)	12/11/20	37	(10,137)	—	(10,137)
John Bean Technologies(a)	2.384	UBS AG (London)	12/14/20	4	1,279	—	1,279
Jtekt Corp.(a)	(0.094)	UBS AG (London)	12/11/20	53	(593)	—	(593)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Just Eat PLC(a)	0.677%	UBS AG (London)	12/14/20	$69		$21,471	$—	$21,471
Kangwon Land, Inc.(a)	2.514	UBS AG (London)	12/14/20	4		(6,235)	—	(6,235)
Kansai Paint Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	22		622	—	622
Kao Corp.(a)	(0.094)	UBS AG (London)	12/11/20	9		13,923	—	13,923
KB Financial Group(a)	2.514	UBS AG (London)	12/14/20	5		8,409	—	8,409
Keihan Holdings Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	16		(19,398)	—	(19,398)
Keikyu Corp.(a)	(0.094)	UBS AG (London)	12/11/20	39		(26,850)	—	(26,850)
Kennametal, Inc.(a)	2.514	UBS AG (London)	12/14/20	14		2,540	—	2,540
Kering(a)	(0.469)	UBS AG (London)	12/14/20	1		33,244	—	33,244
Kewpie Corp.(a)	(0.094)	UBS AG (London)	12/11/20	19		(99)	—	(99)
Keyence Corp.(a)	(0.094)	UBS AG (London)	12/11/20	—	*	2,347	—	2,347
KIA Motors Corp.(a)	2.514	UBS AG (London)	12/14/20	14		36,543	—	36,543
Kingfisher PLC(a)	0.677	UBS AG (London)	12/14/20	201		7,096	—	7,096
Kingsoft Co. Ltd.(a)	0.911	UBS AG (London)	12/14/20	300		(11,763)	—	(11,763)
Kintetsu Group Holdings Co.(a)	(0.094)	UBS AG (London)	12/11/20	4		(2,626)	—	(2,626)
Kirby Corp.(a)	2.384	UBS AG (London)	12/14/20	8		(33,637)	—	(33,637)
KLA-Tencor Corp.(a)	2.514	UBS AG (London)	12/14/20	6		32,406	—	32,406
Klepierre SA(a)	(0.469)	UBS AG (London)	12/14/20	18		5,457	—	5,457
Kobayashi Pharmaceutical Co.(a)	(0.094)	UBS AG (London)	12/11/20	7		4,923	—	4,923
Koninklijke Ahold Delhaize(a)	(0.469)	UBS AG (London)	12/14/20	15		(6,153)	—	(6,153)
Koninklijke Philips NV(a)	(0.469)	UBS AG (London)	12/14/20	16		25,962	—	25,962
Korea Aerospace Industries Ltd.(a)	2.514	UBS AG (London)	12/14/20	20		(37,745)	—	(37,745)
Kose Corp.(a)	(0.094)	UBS AG (London)	12/11/20	2		3,057	—	3,057
Kraft Heinz Co.(a)	2.384	UBS AG (London)	12/14/20	14		(16,240)	—	(16,240)
Kumho Petrochemical Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	3		5,470	—	5,470
Kyushu Railway Co.(a)	(0.094)	UBS AG (London)	12/11/20	20		(9,243)	—	(9,243)
Lamb Weston Holdings, Inc.(a)	2.514	UBS AG (London)	12/14/20	3		155	—	155
Landstar System, Inc.(a)	2.514	UBS AG (London)	12/14/20	6		(9,194)	—	(9,194)
Lauder (Estee) Cos., Inc. Class A(a)	2.514	UBS AG (London)	12/14/20	4		24,429	—	24,429
Leg Immobilien AG(a)	(0.469)	UBS AG (London)	12/14/20	5		9,572	—	9,572
Legal & Gen Group PLC(a)	0.677	UBS AG (London)	12/14/20	97		(738)	—	(738)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

LendingTree, Inc.(a)	2.384%	UBS AG (London)	12/14/20	$—	*	$(3,947)	$—	$(3,947)
Lenovo Group Ltd.(a)	0.911	UBS AG (London)	12/14/20	948		11,672	—	11,672
LG Chemical Ltd.(a)	2.514	UBS AG (London)	12/14/20	1		695	—	695
Liberty Broadband Corp.(a)	2.384	UBS AG (London)	12/14/20	7		(68,853)	—	(68,853)
Lincoln National Corp.(a)	2.514	UBS AG (London)	12/14/20	7		5,365	—	5,365
Liveramp Holdings, Inc.(a)	2.384	UBS AG (London)	12/14/20	9		(13,135)	—	(13,135)
Logitech International SA(a)	(0.796)	UBS AG (London)	12/14/20	9		2,271	—	2,271
Lonza Group AG(a)	(0.796)	UBS AG (London)	12/14/20	2		34,093	—	34,093
Lowe’s Companies, Inc.(a)	2.384	UBS AG (London)	12/14/20	6		(19,558)	—	(19,558)
Lululemon Athletica, Inc.(a)	2.514	UBS AG (London)	12/14/20	5		(5,441)	—	(5,441)
Lyondellbasell Industires Co.(a)	2.514	UBS AG (London)	12/14/20	7		(847)	—	(847)
Madison Square Garden Co.(a)	2.384	UBS AG (London)	12/14/20	2		(6,345)	—	(6,345)
Mapfre(a)	(0.469)	UBS AG (London)	05/02/19	9		490	—	490
Marathon Oil Corp.(a)	2.514	UBS AG (London)	12/14/20	30		(3,630)	—	(3,630)
Marriott International, Inc.(a)	2.384	UBS AG (London)	12/14/20	5		(15,621)	—	(15,621)
Martin Marietta Materials(a)	2.384	UBS AG (London)	12/14/20	3		10,189	—	10,189
Marvell Technology Group Ltd.(a)	2.384	UBS AG (London)	12/14/20	32		(14,480)	—	(14,480)
Masco Corp.(a)	2.514	UBS AG (London)	12/14/20	21		6,156	—	6,156
Masimo Corp.(a)	2.514	UBS AG (London)	12/14/20	4		8,959	—	8,959
Matsumotokiyoshi Holdings Co.(a)	(0.094)	UBS AG (London)	12/11/20	2		460	—	460
Mattel, Inc.(a)	2.384	UBS AG (London)	12/14/20	27		11,534	—	11,534
Mcdonald’S Holdings Co. Japan Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	13		(7,699)	—	(7,699)
MDU Resources Group, Inc.(a)	2.514	UBS AG (London)	12/14/20	6		3,577	—	3,577
Media Tek, Inc.(a)	2.514	UBS AG (London)	12/14/20	16		(2,060)	—	(2,060)
Mediaset Espana Communication SA(a)	(0.469)	UBS AG (London)	05/02/19	62		(9,835)	—	(9,835)
Mediclinic International PLC(a)	0.677	UBS AG (London)	12/14/20	135		(21,137)	—	(21,137)
Medipal Holdings Corp.(a)	(0.094)	UBS AG (London)	12/11/20	21		21,614	—	21,614
Mednax, Inc.(a)	2.514	UBS AG (London)	12/14/20	7		(458)	—	(458)
Meggitt PLC(a)	0.677	UBS AG (London)	12/14/20	97		7,474	—	7,474
Melco International Development Ltd.(a)	0.911	UBS AG (London)	12/14/20	128		10,334	—	10,334

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Mellanox Technologies Ltd.(a)	2.514%	UBS AG (London)	12/14/20	$7	$84,077	$—	$84,077
Melrose Industries PLC(a)	0.677	UBS AG (London)	12/14/20	264	(19,808)	—	(19,808)
Merck Kgaa(a)	(0.469)	UBS AG (London)	12/14/20	4	1,379	—	1,379
Merlin Entertainments PLC(a)	0.677	UBS AG (London)	12/14/20	133	(3,220)	—	(3,220)
MGM Resorts International(a)	2.384	UBS AG (London)	12/14/20	23	(24,788)	—	(24,788)
Micro Focus International PLC(a)	0.677	UBS AG (London)	12/14/20	35	6,463	—	6,463
Micron Technology, Inc.(a)	2.514	UBS AG (London)	12/14/20	9	7,565	—	7,565
Middleby Corp.(a)	2.384	UBS AG (London)	12/14/20	2	(1,638)	—	(1,638)
Minth Group Ltd.(a)	0.911	UBS AG (London)	12/14/20	74	(6,579)	—	(6,579)
Mitsubishi Materials Corp.(a)	(0.094)	UBS AG (London)	12/11/20	21	8,430	—	8,430
Mitsubishi Motors Corp.(a)	(0.094)	UBS AG (London)	12/11/20	108	(6,697)	—	(6,697)
Miura Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	23	(25,750)	—	(25,750)
MTR Corp. Ltd.(a)	0.911	UBS AG (London)	12/14/20	111	(4,553)	—	(4,553)
MTU Aero Engines AG(a)	(0.469)	UBS AG (London)	12/14/20	3	(8,361)	—	(8,361)
Mylan NV(a)	2.514	UBS AG (London)	12/14/20	7	7,795	—	7,795
Nabtesco Corp.(a)	(0.094)	UBS AG (London)	12/11/20	16	(15,296)	—	(15,296)
Nagoya Railroad Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	26	(20,576)	—	(20,576)
Nankai Electric Railway Co.(a)	(0.094)	UBS AG (London)	12/11/20	5	(2,472)	—	(2,472)
Nanya Technology Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	218	(26,375)	—	(26,375)
National Instruments Corp.(a)	2.514	UBS AG (London)	12/14/20	13	(8,661)	—	(8,661)
Nemetschek SE(a)	(0.469)	UBS AG (London)	12/14/20	5	19,345	—	19,345
Neogen Corp.(a)	2.384	UBS AG (London)	12/14/20	8	(17,882)	—	(17,882)
New York Times Co. Class A(a)	2.384	UBS AG (London)	12/14/20	24	10,284	—	10,284
Newcrest Mining Ltd.(a)	2.013	UBS AG (London)	12/14/20	11	(11,099)	—	(11,099)
Newell Brands, Inc.(a)	2.384	UBS AG (London)	12/14/20	13	(1,037)	—	(1,037)
Newfield Exploration Co.(a)	2.514	UBS AG (London)	12/14/20	39	3,810	—	3,810
Nexon Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	15	(1,146)	—	(1,146)
Next PLC(a)	0.677	UBS AG (London)	12/14/20	9	1,038	—	1,038
Nice Ltd.(a)	0.250	UBS AG (London)	10/05/20	2	3,967	—	3,967
Nielsen Holdings PLC(a)	2.384	UBS AG (London)	12/14/20	25	(5,003)	—	(5,003)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Nike, Inc.(a)	2.514%	UBS AG (London)	12/14/20	$8		$12,724	$—	$12,724
Nintendo Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	2		(5,497)	—	(5,497)
Nippon Television Holdings(a)	(0.094)	UBS AG (London)	12/11/20	29		12,827	—	12,827
Nisource, Inc.(a)	2.384	UBS AG (London)	12/14/20	13		(12,293)	—	(12,293)
Norwegian Cruise Line Holdings(a)	2.514	UBS AG (London)	12/14/20	12		33,736	—	33,736
Novocure Ltd.(a)	2.384	UBS AG (London)	12/14/20	15		(12,035)	—	(12,035)
Nthn Star Res Ltd.(a)	2.013	UBS AG (London)	12/14/20	76		34,451	—	34,451
Nvr, Inc.(a)	2.514	UBS AG (London)	12/14/20	—	*	7,276	—	7,276
Ocado Group PLC(a)	0.677	UBS AG (London)	12/14/20	57		(12,409)	—	(12,409)
Orica Ltd.(a)	2.013	UBS AG (London)	12/14/20	26		(2,374)	—	(2,374)
Origin Energy Ltd.(a)	2.013	UBS AG (London)	12/14/20	130		(16,375)	—	(16,375)
Orion Corp.(a)	(0.469)	UBS AG (London)	12/14/20	16		1,237	—	1,237
Orpea(a)	(0.469)	UBS AG (London)	12/14/20	6		6,421	—	6,421
Oshkosh Corp.(a)	2.514	UBS AG (London)	12/14/20	4		14,617	—	14,617
Osram Licht AG(a)	(0.469)	UBS AG (London)	12/14/20	15		6,495	—	6,495
Otsuka Shokai Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	5		6,799	—	6,799
Paccar, Inc.(a)	2.514	UBS AG (London)	12/14/20	8		24,649	—	24,649
Packaging Corp. of America(a)	2.514	UBS AG (London)	12/14/20	7		8,038	—	8,038
Pandora A/S(a)	(0.428)	UBS AG (London)	12/14/20	8		(9,735)	—	(9,735)
Patterson-Uti Energy, Inc.(a)	2.384	UBS AG (London)	12/14/20	8		(2,682)	—	(2,682)
PDC Energy, Inc.(a)	2.384	UBS AG (London)	12/14/20	10		(8,725)	—	(8,725)
Penumbra, Inc.(a)	2.384	UBS AG (London)	12/14/20	4		(34,587)	—	(34,587)
Petrochina Co. Ltd.(a)	0.911	UBS AG (London)	12/14/20	812		8,559	—	8,559
Peugeot SA(a)	(0.469)	UBS AG (London)	12/14/20	27		9,443	—	9,443
Phillips 66(a)	2.514	UBS AG (London)	12/14/20	6		13,135	—	13,135
Picc Property & CA(a)	0.911	UBS AG (London)	12/14/20	108		(875)	—	(875)
Plastic Omnium SA(a)	(0.469)	UBS AG (London)	12/14/20	25		1,949	—	1,949
Platform Specialty Products(a)	2.384	UBS AG (London)	12/14/20	51		(14,846)	—	(14,846)
Porsche Automobil Holding SE(a)	(0.469)	UBS AG (London)	12/14/20	10		(1,312)	—	(1,312)
Posco(a)	2.514	UBS AG (London)	12/14/20	3		34,016	—	34,016
Post Holdings, Inc.(a)	2.384	UBS AG (London)	12/14/20	6		(1,727)	—	(1,727)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Pou Chen Corp.(a)	2.514%	UBS AG (London)	12/14/20	$483	$12,352	$—	$12,352
PPG Industries, Inc.(a)	2.384	UBS AG (London)	12/14/20	2	(1,787)	—	(1,787)
Proto Labs, Inc.(a)	2.514	UBS AG (London)	12/14/20	1	3,775	—	3,775
Prudential PLC(a)	0.677	UBS AG (London)	12/14/20	24	(4,290)	—	(4,290)
Prysmian Spa(a)	(0.469)	UBS AG (London)	12/14/20	34	6,278	—	6,278
Pure Storage, Inc.(a)	2.514	UBS AG (London)	12/14/20	15	9,195	—	9,195
Qantas Airways Ltd.(a)	2.013	UBS AG (London)	12/14/20	113	(28,037)	—	(28,037)
QBE Insurance Group Ltd.(a)	2.013	UBS AG (London)	12/14/20	67	(10,594)	—	(10,594)
Qualcomm, Inc.(a)	2.384	UBS AG (London)	12/14/20	10	(1,186)	—	(1,186)
Ramsay Health Care Ltd.(a)	2.013	UBS AG (London)	12/14/20	16	(11,457)	—	(11,457)
Reckitt Benckiser Group PLC(a)	0.677	UBS AG (London)	12/14/20	8	(5,825)	—	(5,825)
Reinsurance Group Amer, Inc.(a)	2.514	UBS AG (London)	12/14/20	2	4,888	—	4,888
Reliance Steel & Aluminum Co.(a)	2.514	UBS AG (London)	12/14/20	7	14,259	—	14,259
RELX PLC(a)	0.677	UBS AG (London)	12/14/20	29	(17,627)	—	(17,627)
Remy Cointreau(a)	(0.469)	UBS AG (London)	12/14/20	5	1,468	—	1,468
Rexel SA(a)	(0.469)	UBS AG (London)	12/14/20	48	(10,347)	—	(10,347)
Robert Half International, Inc.(a)	2.514	UBS AG (London)	12/14/20	8	30,911	—	30,911
Rockwell Automation(a)	2.514	UBS AG (London)	12/14/20	3	(13,672)	—	(13,672)
Royal Dutch Shell PLC(a)	0.677	UBS AG (London)	12/14/20	20	(32,131)	—	(32,131)
Royal Mail Holdings(a)	0.677	UBS AG (London)	12/14/20	155	(17,321)	—	(17,321)
Royal Unibrew(a)	(0.428)	UBS AG (London)	12/14/20	8	8,694	—	8,694
RSA Insurance Group PLC(a)	0.677	UBS AG (London)	12/14/20	85	5,766	—	5,766
Rubis & CIE(a)	(0.469)	UBS AG (London)	12/14/20	1	(334)	—	(334)
S-Oil Corp.(a)	2.514	UBS AG (London)	12/14/20	7	(37,919)	—	(37,919)
Salmar ASA(a)	0.770	UBS AG (London)	12/14/20	12	4,495	—	4,495
Samsung Electronics Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	17	26,353	—	26,353
Samsung Heavy Industries Co.(a)	2.514	UBS AG (London)	12/14/20	82	(45,274)	—	(45,274)
Samsung Sds Co. Ltd.(a)	2.514	UBS AG (London)	12/14/20	2	10,411	—	10,411
Sankyo Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	14	(7,083)	—	(7,083)
Santos Ltd.(a)	2.013	UBS AG (London)	12/14/20	64	(17,384)	—	(17,384)
Sartorius AG(a)	(0.469)	UBS AG (London)	12/14/20	2	6,252	—	6,252

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

SBM Offshore NV(a)	(0.469)%	UBS AG (London)	12/14/20	$37	$6,353	$—	$6,353
Schneider Electric SE(a)	(0.469)	UBS AG (London)	12/14/20	8	5,466	—	5,466
Scotts Miracle-Gro Co.(a)	2.384	UBS AG (London)	12/14/20	9	(37,691)	—	(37,691)
Seagate Technology PLC(a)	2.514	UBS AG (London)	12/14/20	15	33,192	—	33,192
Seb SA(a)	(0.469)	UBS AG (London)	12/14/20	4	14,054	—	14,054
Securitas AB(a)	(0.244)	UBS AG (London)	12/14/20	38	4,888	—	4,888
Seek Ltd.(a)	2.013	UBS AG (London)	12/14/20	46	(1,814)	—	(1,814)
SEI Investments Co.(a)	2.514	UBS AG (London)	12/14/20	3	(2,598)	—	(2,598)
Seibu Holdings, Inc.(a)	(0.094)	UBS AG (London)	12/11/20	32	(10,950)	—	(10,950)
Sekisui Chemical Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	41	28,267	—	28,267
Sembcorp Industries Ltd.(a)	1.900	UBS AG (London)	12/11/20	114	(726)	—	(726)
Semiconductor MFG International Corp.(a)	0.911	UBS AG (London)	12/14/20	685	(260)	—	(260)
Sempra Energy(a)	2.384	UBS AG (London)	12/14/20	6	(22,026)	—	(22,026)
Seven Group Holdings Ltd.(a)	2.013	UBS AG (London)	12/14/20	56	41,704	—	41,704
Sharp Corp.(a)	(0.094)	UBS AG (London)	12/11/20	51	27,054	—	27,054
Shimao Property Holdings(a)	0.911	UBS AG (London)	12/14/20	163	34,015	—	34,015
Silicon Laboratories, Inc.(a)	2.514	UBS AG (London)	12/14/20	4	(56,902)	—	(56,902)
Simpson Manufacturing, Inc.(a)	2.514	UBS AG (London)	12/14/20	6	12,592	—	12,592
Singapore Airlines Ltd.(a)	1.900	UBS AG (London)	12/11/20	80	(4,370)	—	(4,370)
Singapore Technologies Engineering(a)	1.771	UBS AG (London)	12/11/20	215	10,210	—	10,210
Singapore Telecommunications(a)	1.900	UBS AG (London)	12/11/20	139	(8,861)	—	(8,861)
SK Hynix, Inc.(a)	2.514	UBS AG (London)	12/14/20	10	23,536	—	23,536
Skanska AB(a)	(0.244)	UBS AG (London)	12/14/20	38	15,309	—	15,309
Skechers U.S.A., Inc.(a)	2.514	UBS AG (London)	12/14/20	21	11,537	—	11,537
Software AG(a)	(0.469)	UBS AG (London)	12/14/20	6	(15,529)	—	(15,529)
Spire, Inc.(a)	2.384	UBS AG (London)	12/14/20	3	(9,454)	—	(9,454)
Sprouts Farmers Market(a)	2.514	UBS AG (London)	12/14/20	5	(1,110)	—	(1,110)
Square Enix Holdings Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	10	(9,394)	—	(9,394)
SSP Group PLC(a)	0.677	UBS AG (London)	12/14/20	29	4,129	—	4,129

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Steel Dynamics, Inc.(a)	2.514%	UBS AG (London)	12/14/20	$2		$2,203	$—	$2,203
Straumann Holding AG(a)	(0.796)	UBS AG (London)	12/14/20	—	*	2,768	—	2,768
Subsea 7 SA(a)	0.770	UBS AG (London)	12/14/20	23		(5,399)	—	(5,399)
Sumitomo Dainippon Pharma Co.(a)	(0.094)	UBS AG (London)	12/11/20	18		187,556	—	187,556
Sumitomo Electric Industries Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	43		2,354	—	2,354
Swedish Match AB(a)	(0.244)	UBS AG (London)	12/14/20	14		8,805	—	8,805
Swedish Orphan Biovitrum AB(a)	(0.244)	UBS AG (London)	12/14/20	27		4,491	—	4,491
Swiss Life Holding(a)	(0.796)	UBS AG (London)	12/14/20	1		(5,602)	—	(5,602)
Swiss Prime Site AG(a)	(0.796)	UBS AG (London)	12/14/20	8		2,579	—	2,579
Swisscom AG(a)	(0.796)	UBS AG (London)	12/14/20	—	*	3,896	—	3,896
Synopsys, Inc.(a)	2.514	UBS AG (London)	12/14/20	5		14,636	—	14,636
Taiyo Nippon Sanso Corp.(a)	(0.094)	UBS AG (London)	12/11/20	36		2,021	—	2,021
Tate & Lyle PLC(a)	0.677	UBS AG (London)	12/14/20	61		2,075	—	2,075
Teijin Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	33		7,495	—	7,495
Teladoc, Inc.(a)	2.384	UBS AG (London)	12/14/20	10		(33,155)	—	(33,155)
Tenaris SA(a)	(0.469)	UBS AG (London)	12/14/20	51		(9,083)	—	(9,083)
Terex Corp.(a)	2.514	UBS AG (London)	12/14/20	4		5,183	—	5,183
Tesla Motors, Inc.(a)	2.384	UBS AG (London)	12/14/20	1		(10,837)	—	(10,837)
Teva Pharmaceutical(a)	2.384	UBS AG (London)	12/14/20	23		(2,226)	—	(2,226)
Textron, Inc.(a)	2.384	UBS AG (London)	12/14/20	12		(5,622)	—	(5,622)
Thales(a)	(0.469)	UBS AG (London)	12/14/20	5		4,228	—	4,228
Thermo Fisher Scientific, Inc.(a)	2.514	UBS AG (London)	12/14/20	1		9,586	—	9,586
Thyssenkrupp AG(a)	(0.469)	UBS AG (London)	12/14/20	28		(4,536)	—	(4,536)
Tis, Inc.(a)	(0.094)	UBS AG (London)	12/11/20	5		8,666	—	8,666
TJX Cos., Inc.(a)	2.514	UBS AG (London)	12/14/20	5		5,233	—	5,233
Tokyo Electric Power Co. Holdings, Inc.(a)	(0.094)	UBS AG (London)	12/11/20	98		(44,208)	—	(44,208)
Toll Brothers, Inc.(a)	2.514	UBS AG (London)	12/14/20	7		13,489	—	13,489
Toshiba Corp.(a)	(0.094)	UBS AG (London)	12/11/20	21		(25,654)	—	(25,654)
Tosoh Corp.(a)	(0.094)	UBS AG (London)	12/11/20	46		9,929	—	9,929
Toyota Industries Corp.(a)	(0.094)	UBS AG (London)	12/11/20	10		(2,718)	—	(2,718)
TPG Telecom Ltd.(a)	2.013	UBS AG (London)	12/14/20	43		(2,110)	—	(2,110)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Trade Desk, Inc.(a)	2.514%	UBS AG (London)	12/14/20	$2	$15,788	$—	$15,788
Transunion(a)	2.384	UBS AG (London)	12/14/20	4	(6,743)	—	(6,743)
Trinity Industries, Inc.(a)	2.384	UBS AG (London)	12/14/20	25	(16,159)	—	(16,159)
Tripadvisor, Inc.(a)	2.514	UBS AG (London)	12/14/20	2	1,811	—	1,811
Tryg A/S(a)	(0.428)	UBS AG (London)	12/14/20	25	3,820	—	3,820
Tyler Technologies, Inc.(a)	2.384	UBS AG (London)	12/14/20	1	(1,084)	—	(1,084)
Umicore SA(a)	(0.469)	UBS AG (London)	12/14/20	15	(14,788)	—	(14,788)
Uni-President Enterprise Co.(a)	2.514	UBS AG (London)	12/14/20	262	3,864	—	3,864
United Microelectronics Corp.(a)	2.514	UBS AG (London)	12/14/20	1,824	14,333	—	14,333
Universal Display Corp.(a)	2.384	UBS AG (London)	12/14/20	1	(1,862)	—	(1,862)
Upm-Kymmene Corp.(a)	(0.469)	UBS AG (London)	12/14/20	7	(3,286)	—	(3,286)
Valeo SA(a)	(0.469)	UBS AG (London)	12/14/20	2	1,972	—	1,972
Valero Energy Corp.(a)	2.514	UBS AG (London)	12/14/20	6	37,855	—	37,855
Valmet Corp.(a)	(0.469)	UBS AG (London)	12/14/20	19	(9,510)	—	(9,510)
Valmont Industries, Inc.(a)	2.384	UBS AG (London)	12/14/20	5	(16,383)	—	(16,383)
Veeva Systems, Inc.(a)	2.514	UBS AG (London)	12/14/20	2	6,405	—	6,405
Venture Corp Ltd.(a)	1.771	UBS AG (London)	12/11/20	44	15,895	—	15,895
Veoneer, Inc.(a)	2.384	UBS AG (London)	12/14/20	17	(827)	—	(827)
Verbund AG(a)	(0.469)	UBS AG (London)	12/14/20	4	4,406	—	4,406
Versum Materials, Inc.(a)	2.514	UBS AG (London)	12/14/20	14	(6,396)	—	(6,396)
Viacom, Inc.(a)	2.514	UBS AG (London)	12/14/20	22	16,544	—	16,544
Viasat, Inc.(a)	2.384	UBS AG (London)	12/14/20	8	(9,750)	—	(9,750)
Vitasoy International Holdings Ltd.(a)	0.911	UBS AG (London)	12/14/20	124	15,194	—	15,194
Volkswagen AG(a)	(0.469)	UBS AG (London)	12/14/20	4	(8,136)	—	(8,136)
Wabtec Corp.(a)	2.384	UBS AG (London)	12/14/20	8	(2,007)	—	(2,007)
Wartsila Oyj Abp(a)	(0.469)	UBS AG (London)	12/14/20	37	29,385	—	29,385
Weir Group PLC(a)	0.677	UBS AG (London)	12/14/20	19	(6,244)	—	(6,244)
Wesco International, Inc.(a)	2.514	UBS AG (London)	12/14/20	2	(2,062)	—	(2,062)
Western Alliance Bancorp(a)	2.514	UBS AG (London)	12/14/20	8	(10,042)	—	(10,042)
Westrock Co.(a)	2.514	UBS AG (London)	12/14/20	14	(10,065)	—	(10,065)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Wex, Inc.(a)	2.384%	UBS AG (London)	12/14/20	$3	$(13,894)	$—	$(13,894)
Whirlpool Corp.(a)	2.384	UBS AG (London)	12/14/20	5	17,772	—	17,772
Williams-Sonoma, Inc.(a)	2.514	UBS AG (London)	12/14/20	10	24,209	—	24,209
Wilmar International Ltd.(a)	1.900	UBS AG (London)	12/11/20	212	(6,099)	—	(6,099)
Wirecard AG(a)	(0.469)	UBS AG (London)	12/14/20	2	(58,728)	—	(58,728)
Wisetech Global(a)	2.013	UBS AG (London)	12/14/20	46	28,569	—	28,569
Wolters Kluwer NV(a)	(0.469)	UBS AG (London)	12/14/20	11	(2,663)	—	(2,663)
Worldpay, Inc.(a)	2.384	UBS AG (London)	12/14/20	1	(1,476)	—	(1,476)
Wynn Resorts Ltd.(a)	2.384	UBS AG (London)	12/14/20	2	(10,387)	—	(10,387)
Xerox Corp.(a)	2.384	UBS AG (London)	12/14/20	13	(15,887)	—	(15,887)
Xinyi Glass Holdings Ltd.(a)	0.911	UBS AG (London)	12/14/20	530	22,588	—	22,588
Yahoo Japan Corp.(a)	(0.094)	UBS AG (London)	12/11/20	174	(4,354)	—	(4,354)
Yangzijiang Shipbuilding Holdings Ltd.(a)	1.771	UBS AG (London)	12/11/20	686	21,906	—	21,906
Yara International ASA(a)	0.770	UBS AG (London)	12/14/20	15	3,535	—	3,535
Yokohama Rubber Co. Ltd.(a)	(0.094)	UBS AG (London)	12/11/20	14	(11,758)	—	(11,758)
Zalando SE(a)	(0.469)	UBS AG (London)	12/14/20	22	(7,401)	—	(7,401)
Zillow Group, Inc.(a)	2.384	UBS AG (London)	12/14/20	12	(24,883)	—	(24,883)
Zoetis, Inc.(a)	2.514	UBS AG (London)	12/14/20	6	10,744	—	10,744

TOTAL					$829,277	$22,212	$807,065

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	Rounds to less than 1,000.
(a)	Payments made monthly.

PURCHASED OPTIONS CONTRACTS — At January 31, 2019, the Fund had the following purchased options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Shire PLC	MS & Co. Int. PLC	200.00	04/19/2019	46	$4,600	$4,351	$12,977	$(8,626)

Abbreviations:
1M BID Avg-1 month Brazilian Interbank Deposit Average
MS & Co. Int. PLC-Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA, Ltd., the Cayman Commodity — MMA II, Ltd., the Cayman Commodity — MMA IV, Ltd., and the Cayman Commodity — MMA V, Ltd. (each a “Subsidiary” and together the “Subsidiaries”), Cayman Islands exempted companies, respectively, and are wholly-owned subsidiaries of the Fund. The Subsidiaries act as investment vehicles for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiaries and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All interfund balances and transactions have been eliminated in consolidation. As of January 31, 2019, the Fund’s net assets were $447,845,871 of which, $378,301, or 0.1%, represented the Cayman Commodity — MMA, Ltd.’s net assets, $3,027,364, or 0.7%, represented the Cayman Commodity — MMA IV, Ltd.’s net assets, $3,282,530, or 0.7%, represented the Cayman Commodity — MMA V, Ltd.’s net assets and the Cayman Commodity — MMA II, Ltd. did not hold any assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Consolidated Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2019:

MULTI-MANAGER ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$4,869,333	$51,080
Mortgage-Backed Obligations	—	17,024,026	—
Asset-Backed Securities	—	43,461,108	12,677
Foreign Debt Obligations	—	12,044,333	—
Municipal Debt Obligations	—	804,894	—
Common Stock and/or Other Equity Investments(a)
Asia	4,172,290	10,070,561	—
Australia and Oceania	—	2,143,324	—
Europe	12,155,444	28,761,755	—
North America	91,640,468	2,414,258	124,415
Investment Company	168,920,285	—	—

Total	$276,888,487	$121,593,592	$188,172

Liabilities
Common Stock and/or Other Equity Investments
North America	$(3,313,367)	$—	$(181,159)
Asia	(2,012,323)	—	—

Total	$(3,313,367)	$—	$(181,159)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER ALTERNATIVES (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$2,363,390	$—
Futures Contracts(b)	1,692,356	—	—
Interest Rate Swap Contracts(b)	—	88,188	—
Credit Default Swap Contracts(b)	—	138,312	—
Total Return Swap Contracts(b)	—	8,659,082	—
Options Purchased	—	4,351	—

Total	$1,692,356	$11,253,323	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(2,152,394)	$—
Futures Contracts	(1,599,026)	—	—
Interest Rate Swap Contracts	—	(187,083)	—
Credit Default Swap Contracts	—	(40,907)	—
Total Return Swap Contracts	—	(7,852,017)	—

Total	$(1,599,026)	$(10,232,401)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If the Fund invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. When the Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it was managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 85.8%
Australia – 1.0%
2,930	AGL Energy Ltd. (Multi-Utilities)	$ 45,780
7,254	ALS Ltd. (Professional Services)	38,412
130,270	Alumina Ltd. (Metals & Mining)	231,682
1,688	Amcor Ltd. (Containers & Packaging)	16,760
2,520	Ansell Ltd. (Health Care Equipment & Supplies)	43,027
8,173	APA Group (Gas Utilities)	54,635
16,677	Appen Ltd. (IT Services)	195,183
2,156	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	38,777
13,493	Aurizon Holdings Ltd. (Road & Rail)	43,237
23,152	AusNet Services (Electric Utilities)	27,821
4,128	Bank of Queensland Ltd. (Banks)	30,583
199,346	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	262,234
4,521	Bendigo & Adelaide Bank Ltd. (Banks)	35,526
1,151	BHP Group PLC. (Metals & Mining)	29,388
5,458	BlueScope Steel Ltd. (Metals & Mining)	49,866
2,050	Boral Ltd. (Construction Materials)	7,416
13,683	Brambles Ltd. (Commercial Services & Supplies)	106,166
995	CIMIC Group Ltd. (Construction & Engineering)	32,437
48,504	Coca-Cola Amatil Ltd. (Beverages)	296,236
252	Cochlear Ltd. (Health Care Equipment & Supplies)	35,614
3,109	Computershare Ltd. (IT Services)	40,276
6,469	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	56,371
14,247	CSL Ltd. (Biotechnology)	2,025,839
9,492	Dexus (Equity Real Estate Investment Trusts (REITs))	79,478
57,300	Downer EDI Ltd. (Commercial Services & Supplies)	298,036
7,733	Fortescue Metals Group Ltd. (Metals & Mining)	31,944
6,294	Goodman Group (Equity Real Estate Investment Trusts (REITs))	53,568
14,183	Healthscope Ltd. (Health Care Providers & Services)	24,365
32,884	Incitec Pivot Ltd. (Chemicals)	79,368
7,630	Insurance Australia Group Ltd. (Insurance)	39,422
4,182	LendLease Group (Real Estate Management & Development)	37,246

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
581	Macquarie Group Ltd. (Capital Markets)	$ 49,413
19,834	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	34,776
184	National Australia Bank Ltd. (Banks)	3,195
1,489	Newcrest Mining Ltd. (Metals & Mining)	26,490
179,748	Nine Entertainment Co. Holdings Ltd. (Media)	190,827
53,969	Northern Star Resources Ltd. (Metals & Mining)	344,968
4,410	Orica Ltd. (Chemicals)	55,053
22,295	Orora Ltd. (Containers & Packaging)	51,375
5,143	QBE Insurance Group Ltd. (Insurance)	40,247
177	Ramsay Health Care Ltd. (Health Care Providers & Services)	7,310
361	Rio Tinto Ltd. (Metals & Mining)	22,954
12,222	Santos Ltd. (Oil, Gas & Consumable Fuels)	57,666
14,622	Scentre Group (Equity Real Estate Investment Trusts (REITs))	42,349
3,398	SEEK Ltd. (Professional Services)	42,127
26,361	Seven Network Ltd. (Trading Companies & Distributors)	304,013
1,707	Sonic Healthcare Ltd. (Health Care Providers & Services)	28,633
34,090	South32 Ltd. (Metals & Mining)	87,228
34,331	Spark Infrastructure Group (Electric Utilities)	60,325
4,191	Stockland (Equity Real Estate Investment Trusts (REITs))	11,552
4,068	Suncorp Group Ltd. (Insurance)	38,474
22,450	Super Retail Group Ltd. (Specialty Retail)	119,076
6,321	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	21,422
12,396	Telstra Corp. Ltd. (Diversified Telecommunication Services)	28,105
98,862	The GPT Group (Equity Real Estate Investment Trusts (REITs))	418,022
10,175	The Star Entertainment Grp Ltd. (Hotels, Restaurants & Leisure)	32,923
3,347	Treasury Wine Estates Ltd. (Beverages)	37,667
17,958	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	34,190
2,003	Wesfarmers Ltd. (Multiline Retail)	46,988

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
2,505	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	$ 62,659
1,629	Woolworths Group Ltd. (Food & Staples Retailing)	34,808

		6,721,528

Austria – 0.1%
1,622	ANDRITZ AG (Machinery)	80,075
5,231	CA Immobilien Anlagen AG (Real Estate Management & Development)	187,166
2,320	Erste Groupe Bank AG (Banks)	80,981
2,094	OMV AG (Oil, Gas & Consumable Fuels)	104,119
2,029	Raiffeisen Bank International AG (Banks)	53,673
12,401	S&T AG* (Technology Hardware, Storage & Peripherals)	283,441
1,503	voestalpine AG (Metals & Mining)	48,030

		837,485

Belgium – 0.1%
252	Ackermans & van Haaren NV (Diversified Financial Services)	40,328
3,831	Ageas (Insurance)	178,128
1,015	Groupe Bruxelles Lambert SA (Diversified Financial Services)	95,636
10,931	Proximus SADP (Diversified Telecommunication Services)	293,451
303	Solvay SA (Chemicals)	32,987
2,259	UCB SA (Pharmaceuticals)	195,749

		836,279

Brazil – 1.1%
400	Ambev SA (Beverages)	1,922
74,220	Ambev SA ADR (Beverages)	356,998
56,419	B3 SA - Brasil Bolsa Balcao (Capital Markets)	487,234
57,447	Banco Bradesco SA ADR (Banks)	713,492
64,231	Banco do Brasil SA (Banks)	914,003
15,250	Banco Santander Brasil SA (Banks)	201,139
3,664	BR Malls Participacoes SA (Real Estate Management & Development)	14,621
2,800	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	33,359
8,300	Cia Siderurgica Nacional SA* (Metals & Mining)	23,231
1,700	Cosan SA (Oil, Gas & Consumable Fuels)	20,704

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
1,800	CVC Brasil Operadora e Agencia de Viagens SA (Hotels, Restaurants & Leisure)	$ 31,613
24,993	EDP - Energias do Brasil SA (Electric Utilities)	115,174
8,500	Embraer SA (Aerospace & Defense)	45,080
3,300	Engie Brasil Energia SA (Independent Power and Renewable Electricity Producers)	37,900
2,717	Equatorial Energia SA (Electric Utilities)	65,690
30,752	Estacio Participacoes SA (Diversified Consumer Services)	262,391
700	Hypera SA (Pharmaceuticals)	6,114
4,560	IRB Brasil Resseguros S/A (Insurance)	106,598
63,730	Itau Unibanco Holding SA ADR (Banks)	678,087
42,544	JBS SA (Food Products)	176,144
6,242	Kroton Educacional SA (Diversified Consumer Services)	19,575
13,900	Lojas Renner SA (Multiline Retail)	173,685
783	Magazine Luiza SA (Multiline Retail)	38,493
51,828	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	844,796
15,376	Porto Seguro SA (Insurance)	236,436
14,013	Qualicorp Consultoria e Corretora de Seguros SA (Health Care Providers & Services)	60,920
4,345	SLC Agricola SA (Food Products)	52,776
8,538	Sul America SA (Insurance)	75,171
2,800	Suzano Papel e Celulose SA (Paper & Forest Products)	35,298
10,910	TIM Participacoes SA (Wireless Telecommunication Services)	37,108
19,581	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	138,159
1,100	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	17,263
20,901	Vale SA (Metals & Mining)	261,023
44,665	Vale SA ADR (Metals & Mining)	555,633
5,094	WEG SA (Machinery)	26,321

		6,864,151

Canada – 3.2%
9,400	Air Canada* (Airlines)	212,259
3,920	Algonquin Power & Utilities Corp. (Multi-Utilities)	43,289

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
5,600	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	$ 201,164
3,358	AltaGas Ltd. (Gas Utilities)	34,374
3,696	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	26,723
14,200	ATS Automation Tooling Systems, Inc.* (Machinery)	182,856
6,100	Badger Daylighting Ltd. (Construction & Engineering)	162,302
859	Bank of Montreal (Banks)	62,878
2,516	Barrick Gold Corp. (Metals & Mining)	33,682
643	BCE, Inc. (Diversified Telecommunication Services)	27,957
4,022	BlackBerry Ltd.* (Software)	32,385
1,308	Brookfield Asset Management, Inc. Class A (Capital Markets)	56,284
12,961	CAE, Inc. (Aerospace & Defense)	275,407
143,648	Cameco Corp. Class A (Oil, Gas & Consumable Fuels)	1,740,984
8,308	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	295,913
7,119	Canadian Imperial Bank of Commerce (Banks)	603,621
622	Canadian National Railway Co. (Road & Rail)	51,906
1,268	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	34,037
9,180	Canadian Pacific Railway Ltd. (Road & Rail)	1,880,994
697	Canadian Tire Corp. Ltd. Class A (Multiline Retail)	79,278
10,900	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	238,581
2,190	CGI Group, Inc. Class A* (IT Services)	144,789
2,379	CI Financial Corp. (Capital Markets)	32,029
3,200	Colliers International Group, Inc. (Real Estate Management & Development)	204,355
91	Constellation Software, Inc. (Software)	67,915
29,400	Detour Gold Corp.* (Metals & Mining)	294,459
21,263	Dollarama, Inc. (Multiline Retail)	572,375
14,900	Dream Global Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	147,078
3,018	Emera, Inc. (Electric Utilities)	105,657
17,668	Empire Co. Ltd. Class A (Food & Staples Retailing)	397,209

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
190,533	Encana Corp. (Oil, Gas & Consumable Fuels)	$ 1,307,970
56,472	Enerplus Corp. (Oil, Gas & Consumable Fuels)	488,837
110	Fairfax Financial Holdings Ltd. (Insurance)	52,034
3,210	Finning International, Inc. (Trading Companies & Distributors)	60,831
2,857	First Quantum Minerals Ltd. (Metals & Mining)	33,072
2,905	Fortis, Inc. (Electric Utilities)	103,602
659	George Weston Ltd. (Food & Staples Retailing)	47,867
35,802	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	1,211,701
5,081	Great-West Lifeco, Inc. (Insurance)	109,048
18,438	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	311,381
6,461	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	76,660
6,456	Hydro One Ltd.(a) (Electric Utilities)	101,168
4,134	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	117,292
1,185	Intact Financial Corp. (Insurance)	93,667
13,100	Interfor Corp.* (Paper & Forest Products)	178,562
4,600	Kinaxis, Inc.* (Software)	273,525
16,775	Kinross Gold Corp.* (Metals & Mining)	56,047
11,900	Kirkland Lake Gold Ltd. (Metals & Mining)	382,825
46,823	Lundin Mining Corp. (Metals & Mining)	213,812
1,210	Magna International, Inc. (Auto Components)	64,039
106,109	Manulife Financial Corp. (Insurance)	1,704,754
974	Methanex Corp. (Chemicals)	53,075
2,377	Metro, Inc. (Food & Staples Retailing)	86,418
1,308	National Bank of Canada (Banks)	61,520
6,400	Northview Apartment Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	129,953
1,231	Nutrien Ltd. (Chemicals)	63,773
64,900	OceanaGold Corp. (Metals & Mining)	231,653
567	Onex Corp. (Diversified Financial Services)	32,054
9,030	Open Text Corp. (Software)	321,010
17,200	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	257,879
2,437	Power Corp. of Canada (Insurance)	48,445

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
2,883	Power Financial Corp. (Insurance)	$ 59,154
850	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	12,278
5,876	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	111,487
18,851	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	677,882
1,576	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	85,256
756	Royal Bank of Canada (Banks)	57,548
833	Saputo, Inc. (Food Products)	24,420
2,999	Shaw Communications, Inc. Class B (Media)	60,895
10,260	Shopify, Inc. Class A* (IT Services)	1,728,502
1,115	SNC-Lavalin Group, Inc. (Construction & Engineering)	31,033
3,080	Sun Life Financial, Inc. (Insurance)	111,109
3,206	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	103,406
36,500	Tamarack Valley Energy Ltd.* (Oil, Gas & Consumable Fuels)	60,002
3,851	Teck Resources Ltd. Class B (Metals & Mining)	93,787
2,199	TELUS Corp. (Diversified Telecommunication Services)	77,018
8,200	TFI International, Inc. (Road & Rail)	241,391
226	The Bank of Nova Scotia (Banks)	12,866
11,600	The Stars Group, Inc.* (Hotels, Restaurants & Leisure)	210,026
773	The Toronto-Dominion Bank (Banks)	43,534
1,419	Thomson Reuters Corp. (Professional Services)	74,203
22,800	TORC Oil & Gas Ltd. (Oil, Gas & Consumable Fuels)	81,903
4,637	Toromont Industries Ltd. (Trading Companies & Distributors)	206,061
2,110	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	28,777
378	West Fraser Timber Co. Ltd. (Paper & Forest Products)	22,517
1,278	WSP Global, Inc. (Construction & Engineering)	65,595

		20,797,864

Chile – 0.1%
28,322	Aguas Andinas SA Class A (Water Utilities)	16,739
1,906	Banco de Chile (Banks)	303

Shares	Description	Value

Common Stocks – (continued)
Chile – (continued)
8,260	Cencosud SA (Food & Staples Retailing)	$ 16,689
569	Cia Cervecerias Unidas SA (Beverages)	7,735
911	Cia Cervecerias Unidas SA ADR (Beverages)	25,426
71,245	Empresas CMPC SA (Paper & Forest Products)	257,473
1,943	Empresas COPEC SA (Oil, Gas & Consumable Fuels)	26,685
28,957	Enel Americas SA (Electric Utilities)	5,912
18,086	Enel Americas SA ADR (Electric Utilities)	187,009
234,370	Enel Chile SA (Electric Utilities)	24,695
2,450,448	Itau CorpBanca (Banks)	24,624
250	Latam Airlines Group SA (Airlines)	2,982
5,762	Parque Arauco SA (Real Estate Management & Development)	15,815
606	SACI Falabella (Multiline Retail)	4,868

		616,955

China – 3.8%
64,000	3SBio, Inc.(a) (Biotechnology)	107,212
3,627	51job, Inc. ADR* (Professional Services)	252,584
2,213	58.Com, Inc. ADR* (Interactive Media & Services)	140,304
1,788,946	Agricultural Bank of China Ltd. Class H (Banks)	846,980
15,474	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	2,607,214
69,906	Angang Steel Co. Ltd. Class H (Metals & Mining)	52,586
59,783	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	326,017
80,879	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	418,384
4,091	Autohome, Inc. ADR* (Interactive Media & Services)	296,107
145,624	BAIC Motor Corp. Ltd. Class H(a) (Automobiles)	95,030
12,626	Baidu, Inc. ADR* (Interactive Media & Services)	2,179,626
962,408	Bank of China Ltd. Class H (Banks)	447,464
1,005,601	Bank of Communications Co. Ltd. Class H (Banks)	854,818
110,000	CGN Power Co. Ltd. Class H(a) (Independent Power and Renewable Electricity Producers)	28,786

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
591,120	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	$ 152,961
547,823	China CITIC Bank Corp. Ltd. Series H (Banks)	356,904
50,541	China Communications Construction Co. Ltd. Class H (Construction & Engineering)	50,714
78,497	China Communications Services Corp. Ltd. Class H (Diversified Telecommunication Services)	73,694
36,000	China Conch Venture Holdings Ltd. (Machinery)	120,398
361,066	China Construction Bank Corp. Class H (Banks)	325,249
353,445	China Everbright Bank Co. Ltd. Class H (Banks)	170,620
90,815	China Evergrande Group (Real Estate Management & Development)	286,445
637,400	China Huarong Asset Management Co. Ltd. Class H(a) (Capital Markets)	129,787
113,000	China Huishan Dairy Holdings Co. Ltd.*(b) (Food Products)	—
90,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	67,374
20,975	China Medical System Holdings Ltd. (Pharmaceuticals)	21,829
14,000	China Mengniu Dairy Co. Ltd.* (Food Products)	43,363
2,500	China Merchants Bank Co. Ltd. Class H (Banks)	11,022
416,433	China Minsheng Banking Corp. Ltd. Class H (Banks)	319,023
40,987	China National Building Material Co. Ltd. Class H (Construction Materials)	32,708
61,265	China Oriental Group Co. Ltd. (Metals & Mining)	41,450
66,400	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	233,823
1,372,868	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	1,147,984
107,444	China Railway Group Ltd. Class H (Construction & Engineering)	100,621
37,296	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	94,921
41,245	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	48,383

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
824,782	China Telecom Corp. Ltd. Class H (Diversified Telecommunication Services)	$ 447,791
84,595	China Yuhua Education Corp. Ltd.(a) (Diversified Consumer Services)	34,224
19,050	Chlitina Holding Ltd. (Personal Products)	182,754
184,919	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	107,419
124,500	CITIC Securities Co. Ltd. Class H (Capital Markets)	254,875
79,000	CRRC Corp. Ltd. Class H (Machinery)	79,598
15,617	Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	520,046
1,265	Daqo New Energy Corp. ADR* (Semiconductors & Semiconductor Equipment)	50,676
254,714	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	267,026
6,500	ENN Energy Holdings Ltd. (Gas Utilities)	62,255
180,986	Future Land Development Holdings, Ltd. (Real Estate Management & Development)	153,362
59,453	Geely Automobile Holdings Ltd. (Automobiles)	101,153
94,000	Genscript Biotech Corp.* (Life Sciences Tools & Services)	145,766
27,000	Great Wall Motor Co. Ltd. Class H (Automobiles)	18,381
27,755	Guangzhou Automobile Group Co. Ltd. Class H (Automobiles)	30,144
68,271	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate Management & Development)	136,196
22,000	Haitong Securities Co. Ltd. Class H (Capital Markets)	24,901
10,500	Hengan International Group Co. Ltd. (Personal Products)	82,141
30,000	Huaneng Power International, Inc. Class H (Independent Power and Renewable Electricity Producers)	18,856
9,000	Huatai Securities Co. Ltd. Class H(a) (Capital Markets)	16,850
304,734	Industrial and Commercial Bank of China Ltd. Class H (Banks)	236,737
17,469	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	434,105
4,000	Longfor Group Holdings Ltd. (Real Estate Management & Development)	12,464
238,390	Lonking Holdings Ltd. (Machinery)	80,566

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
248,927	Luye Pharma Group Ltd.(a) (Pharmaceuticals)	$ 185,997
81,920	Maanshan Iron & Steel Co. Ltd. Class H (Metals & Mining)	39,320
6,000	Minth Group Ltd. (Auto Components)	20,993
2,409	NetEase, Inc. ADR (Entertainment)	606,899
136,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	87,776
16,000	PICC Property and Casualty Co. Ltd. Class H (Insurance)	16,569
63,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	613,340
730,267	Postal Savings Bank of China Co. Ltd. Class H(a) (Banks)	410,961
19,500	Semiconductor Manufacturing International Corp.* (Semiconductors & Semiconductor Equipment)	18,427
28,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals)	85,738
107,120	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	22,618
43,401	Sinopec Shanghai Petrochemical Co. Ltd. Class H (Chemicals)	20,622
10,000	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	44,691
74,096	Sinotruk Hong Kong Ltd. (Machinery)	137,239
64,799	Sunac China Holdings Ltd. (Real Estate Management & Development)	258,088
109,498	Tencent Holdings Ltd. (Interactive Media & Services)	4,874,258
423,236	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	175,833
91,996	Tianneng Power International Ltd. (Auto Components)	85,868
36,000	Tingyi Cayman Islands Holding Corp. (Food Products)	50,135
10,000	Tsingtao Brewery Co. Ltd. Class H (Beverages)	44,004
93,000	Want Want China Holdings Ltd. (Food Products)	75,369
7,296	Weibo Corp. ADR* (Interactive Media & Services)	442,575
53,364	Weichai Power Co. Ltd. Class H (Machinery)	72,022

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
16,000	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	$ 138,354
34,349	Yihai International Holding Ltd. (Food Products)	105,392
281	YY, Inc. ADR* (Interactive Media & Services)	19,510
11,400	Zhuzhou CRRC Times Electric Co. Ltd. Class H (Electrical Equipment)	63,414

		24,696,683

Colombia – 0.1%
43,268	Ecopetrol SA (Oil, Gas & Consumable Fuels)	40,690
19,002	Ecopetrol SA ADR (Oil, Gas & Consumable Fuels)	358,188
4,530	Grupo Argos SA (Construction Materials)	27,078
1,613	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	17,912
5,519	Interconexion Electrica SA ESP (Electric Utilities)	24,742

		468,610

Czech Republic – 0.1%
16,149	CEZ AS (Electric Utilities)	407,656
591	Komercni banka AS (Banks)	23,829

		431,485

Denmark – 0.4%
515	Carlsberg A/S Class B (Beverages)	58,959
14,500	Chr Hansen Holding A/S (Chemicals)	1,377,005
745	Coloplast A/S Class B (Health Care Equipment & Supplies)	68,055
2,806	Danske Bank A/S (Banks)	51,988
1,055	DSV A/S (Road & Rail)	84,198
1,536	GN Store Nord A/S (Health Care Equipment & Supplies)	66,211
2,638	ISS A/S (Commercial Services & Supplies)	74,763
1,151	Jyske Bank A/S (Banks)	43,178
3,332	Orsted A/S(a) (Electric Utilities)	240,779
839	Rockwool International A/S Class B (Building Products)	225,033
5,059	Royal Unibrew A/S (Beverages)	381,010

		2,671,179

Finland – 0.2%
2,757	Elisa Oyj (Diversified Telecommunication Services)	115,346
6,599	Fortum Oyj (Electric Utilities)	149,981

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
2,068	Kesko Oyj Class B (Food & Staples Retailing)	$ 118,998
2,062	Kone Oyj Class B (Machinery)	100,261
1,824	Neste Oyj (Oil, Gas & Consumable Fuels)	167,115
9,960	Nokia Oyj (Communications Equipment)	62,924
1,771	Nokian Renkaat Oyj (Auto Components)	58,920
1,169	Sampo Oyj Class A (Insurance)	53,558
8,123	Stora Enso Oyj Class R (Paper & Forest Products)	109,273
4,053	UPM-Kymmene Oyj (Paper & Forest Products)	117,706
2,783	Wartsila Oyj Abp (Machinery)	45,443

		1,099,525

France – 1.9%
347	Aeroports de Paris (Transportation Infrastructure)	66,381
496	Air Liquide SA (Chemicals)	60,214
2,394	Alstom SA (Machinery)	96,310
916	Arkema SA (Chemicals)	86,789
1,190	AXA SA (Insurance)	27,596
27,720	BNP Paribas SA (Banks)	1,306,332
11,541	Bollore SA (Air Freight & Logistics)	47,608
1,455	Bouygues SA (Construction & Engineering)	51,497
2,729	Bureau Veritas SA (Professional Services)	60,627
616	Capgemini SE (IT Services)	68,028
6,294	Carrefour SA (Food & Staples Retailing)	124,469
138	Christian Dior SE (Textiles, Apparel & Luxury Goods)	58,260
769	Cie de Saint-Gobain (Building Products)	26,537
284	Cie Generale des Etablissements Michelin SCA (Auto Components)	30,849
3,743	CNP Assurances (Insurance)	85,037
3,750	Covivio (Equity Real Estate Investment Trusts (REITs))	383,305
2,154	Credit Agricole SA (Banks)	24,602
291	Danone SA (Food Products)	21,176
1,118	Dassault Systemes SE (Software)	140,121
991	Eiffage SA (Construction & Engineering)	92,843
7,477	Electricite de France SA (Electric Utilities)	123,763
22,755	Engie SA (Multi-Utilities)	364,792
14,137	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	1,790,862
722	Eurazeo SE (Diversified Financial Services)	53,664

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
884	Gecina SA (Equity Real Estate Investment Trusts (REITs))	$ 129,915
292	Hermes International (Textiles, Apparel & Luxury Goods)	174,993
2,804	ICADE (Equity Real Estate Investment Trusts (REITs))	236,124
180	Iliad SA (Diversified Telecommunication Services)	20,609
509	Ipsen SA (Pharmaceuticals)	64,051
7,664	JCDecaux SA (Media)	227,058
120	Kering SA (Textiles, Apparel & Luxury Goods)	60,183
1,854	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	63,535
6,466	Korian SA (Health Care Providers & Services)	229,990
250	L’Oreal SA (Personal Products)	60,256
399	Legrand SA (Electrical Equipment)	23,639
5,200	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,668,161
3,904	Nexity SA (Real Estate Management & Development)	182,335
5,593	Orange SA (Diversified Telecommunication Services)	86,750
3,138	Orpea (Health Care Providers & Services)	311,081
8,992	Pernod Ricard SA (Beverages)	1,491,891
3,963	Peugeot SA (Automobiles)	99,691
1,797	Publicis Groupe SA (Media)	109,725
291	Renault SA (Automobiles)	20,593
2,965	Rexel SA (Trading Companies & Distributors)	33,809
7,220	Rubis SCA (Gas Utilities)	430,970
497	Safran SA (Aerospace & Defense)	65,300
1,663	Sanofi (Pharmaceuticals)	144,544
1,678	Sartorius Stedim Biotech (Life Sciences Tools & Services)	184,958
1,011	Schneider Electric SE (Electrical Equipment)	71,904
3,368	SCOR SE (Insurance)	141,725
1,330	Societe Generale SA (Banks)	41,469
4,977	Suez (Multi-Utilities)	63,717
2,174	Teleperformance (Professional Services)	374,147
772	Thales SA (Aerospace & Defense)	85,375
1,844	TOTAL SA (Oil, Gas & Consumable Fuels)	101,090
1,185	Ubisoft Entertainment SA* (Entertainment)	105,164
188	Unibail-Rodamco-Westfield* (Equity Real Estate Investment Trusts (REITs))	33,812

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
2,195	Veolia Environnement SA (Multi-Utilities)	$ 46,371
3,844	Vivendi SA (Entertainment)	98,018

		12,474,615

Germany – 1.7%
6,957	Aareal Bank AG (Thrifts & Mortgage Finance)	224,966
6,772	adidas AG (Textiles, Apparel & Luxury Goods)	1,611,337
233	Allianz SE (Insurance)	49,436
4,583	Aurubis AG (Metals & Mining)	250,990
801	Axel Springer SE (Media)	49,044
27,292	BASF SE (Chemicals)	1,999,347
261	Bayer AG (Pharmaceuticals)	19,783
317	Bayerische Motoren Werke AG (Automobiles)	26,707
3,004	Bechtle AG (IT Services)	239,028
274	Beiersdorf AG (Personal Products)	27,428
927	Brenntag AG (Trading Companies & Distributors)	43,891
3,512	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	318,757
4,396	Commerzbank AG* (Banks)	31,640
679	Daimler AG (Automobiles)	40,223
2,967	Deutsche Lufthansa AG (Airlines)	74,905
38,073	Deutsche Post AG (Air Freight & Logistics)	1,124,528
1,709	Deutsche Telekom AG (Diversified Telecommunication Services)	27,790
3,505	Deutsche Wohnen SE (Real Estate Management & Development)	175,100
26,978	Deutz AG (Machinery)	192,094
1,918	Evonik Industries AG (Chemicals)	52,454
9,932	Evotec AG* (Life Sciences Tools & Services)	233,219
622	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	49,159
1,349	GEA Group AG (Machinery)	37,166
775	Hannover Rueck SE (Insurance)	111,859
1,015	HeidelbergCement AG (Construction Materials)	70,286
1,068	HUGO BOSS AG (Textiles, Apparel & Luxury Goods)	76,576
1,597	Innogy SE(a) (Multi-Utilities)	75,663
322	Innogy SE* (Multi-Utilities)	13,784
1,146	K&S AG (Chemicals)	22,318
4,920	LEG Immobilien AG (Real Estate Management & Development)	577,959
530	MAN SE (Machinery)	54,791

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
936	Merck KGaA (Pharmaceuticals)	$ 98,279
243	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	54,228
1,496	OSRAM Licht AG (Electrical Equipment)	63,657
653	Puma SE (Textiles, Apparel & Luxury Goods)	363,622
4,102	Rheinmetall AG (Industrial Conglomerates)	426,076
6,184	RWE AG (Multi-Utilities)	153,806
7,291	SAP SE (Software)	753,927
5,647	Scout24 AG(a) (Interactive Media & Services)	265,486
211	Siemens AG (Industrial Conglomerates)	23,167
1,312	Siemens Healthineers AG*(a) (Health Care Equipment & Supplies)	51,774
2,097	Sixt SE (Road & Rail)	190,801
3,896	Stroeer SE & Co. KGaA (Media)	218,284
449	Symrise AG (Chemicals)	37,294
5,254	TLG Immobilien AG (Real Estate Management & Development)	161,309
8,242	TUI AG (Hotels, Restaurants & Leisure)	124,796
3,981	Vonovia SE (Real Estate Management & Development)	200,079

		11,088,813

Greece – 0.0%
7,236	Alpha Bank AE* (Banks)	7,260
21,672	Eurobank Ergasias SA* (Banks)	13,560
1,111	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	13,914
1,472	Motor Oil Hellas Corinth Refineries SA (Oil, Gas & Consumable Fuels)	36,718
6,963	National Bank of Greece SA* (Banks)	7,826
2,638	OPAP SA (Hotels, Restaurants & Leisure)	25,809
500	Titan Cement Co. SA (Construction Materials)	11,251

		116,338

Hong Kong – 2.0%
178,008	AIA Group Ltd. (Insurance)	1,607,324
13,000	Beijing Enterprises Holdings Ltd. (Gas Utilities)	73,902
8,400	China Gas Holdings Ltd. (Gas Utilities)	26,813

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
48,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	$ 24,366
213,800	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	423,952
298,651	China Mobile Ltd. (Wireless Telecommunication Services)	3,141,012
75,667	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	285,426
20,000	China Resources Beer Holdings Co. Ltd. (Beverages)	70,295
146,143	China Resources Cement Holdings Ltd. (Construction Materials)	148,426
154,852	China Resources Gas Group Ltd. (Gas Utilities)	609,359
141,195	China Resources Land Ltd. (Real Estate Management & Development)	550,910
38,500	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	54,904
60,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	120,260
404,892	China South City Holdings Ltd. (Real Estate Management & Development)	61,142
29,726	China Taiping Insurance Holdings Co. Ltd. (Insurance)	82,059
252,099	China Unicom Hong Kong Ltd. (Diversified Telecommunication Services)	288,774
415,245	CITIC Ltd. (Industrial Conglomerates)	629,040
1,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	12,628
2,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	25,248
11,500	CLP Holdings Ltd. (Electric Utilities)	133,941
529,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	884,181
91,119	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	157,198
6,300	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	57,013
106,187	Far East Horizon Ltd. (Diversified Financial Services)	109,609
51,128	Fosun International Ltd. (Industrial Conglomerates)	76,716

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
36,000	Guangdong Investment Ltd. (Water Utilities)	$ 68,748
12,000	Hang Lung Group Ltd. (Real Estate Management & Development)	35,265
14,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	30,655
1,600	Hang Seng Bank Ltd. (Banks)	36,811
510	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	2,899
46,530	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	101,112
66,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	343,454
500	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	33,447
800	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	30,669
30,577	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	107,593
175,624	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)	181,769
96,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	102,559
210,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	153,311
50,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	8,498
9,000	Link REIT (Equity Real Estate Investment Trusts (REITs))	98,929
94,000	Melco International Development Ltd. (Hotels, Restaurants & Leisure)	220,578
5,724	MTR Corp. Ltd. (Road & Rail)	32,013
1,071	New World Development Co. Ltd. (Real Estate Management & Development)	1,689
38,945	NWS Holdings Ltd. (Industrial Conglomerates)	89,065
63,000	PCCW Ltd. (Diversified Telecommunication Services)	37,503
9,000	Power Assets Holdings Ltd. (Electric Utilities)	60,629
77,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	370,353
42,295	Shimao Property Holdings Ltd. (Real Estate Management & Development)	120,441

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
210,400	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	$ 177,985
15,320	Sino Land Co. Ltd. (Real Estate Management & Development)	27,550
500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	8,386
6,000	Swire Pacific Ltd. Class A (Real Estate Management & Development)	71,059
26,000	Swire Properties Ltd. (Real Estate Management & Development)	101,483
1,146	The Bank of East Asia Ltd. (Banks)	3,866
13,000	The Wharf Holdings Ltd. (Real Estate Management & Development)	39,293
2,100	VTech Holdings Ltd. (Communications Equipment)	20,059
3,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	20,523
6,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	38,464
8,000	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	19,638
272,000	Xinyi Glass Holdings Ltd. (Auto Components)	331,305
13,044	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	44,491

		12,826,590

Hungary – 0.1%
24,315	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	291,725
9,147	OTP Bank Nyrt (Banks)	377,346
5,124	Richter Gedeon Nyrt (Pharmaceuticals)	109,429

		778,500

India – 1.2%
9,970	Ambuja Cements Ltd. (Construction Materials)	29,463
1,148	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	21,434
18,062	Ashok Leyland Ltd. (Machinery)	20,716
960	Asian Paints Ltd. (Chemicals)	19,110
89	Aurobindo Pharma Ltd. (Pharmaceuticals)	988
1,961	Axis Bank Ltd.* (Banks)	19,980
28	Bajaj Auto Ltd. (Automobiles)	1,008

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
24,844	Balrampur Chini Mills Ltd.* (Food Products)	$ 35,796
7,056	Bata India Ltd. (Textiles, Apparel & Luxury Goods)	111,322
639	Bharat Forge Ltd. (Auto Components)	4,447
3,408	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	16,615
3,503	Bharti Airtel Ltd. (Wireless Telecommunication Services)	15,102
69	Bosch Ltd. (Auto Components)	18,324
1,006	Britannia Industries Ltd. (Food Products)	45,299
2,209	Cipla Ltd. (Pharmaceuticals)	16,096
10,532	Coal India Ltd. (Oil, Gas & Consumable Fuels)	33,332
5,586	Dabur India Ltd. (Personal Products)	34,862
6,865	Dewan Housing Finance Corp. Ltd. (Thrifts & Mortgage Finance)	13,181
6,278	Divi’s Laboratories Ltd. (Life Sciences Tools & Services)	133,203
46,413	DLF Ltd. (Real Estate Management & Development)	108,177
493	Dr Reddy’s Laboratories Ltd. (Pharmaceuticals)	18,873
9,724	Federal Bank Ltd. (Banks)	11,790
166,671	Firstsource Solutions Ltd. (IT Services)	115,400
65,276	GAIL India Ltd. (Gas Utilities)	305,535
2,625	Godrej Consumer Products Ltd. (Personal Products)	26,183
6,302	Graphite India Ltd. (Electrical Equipment)	50,279
1,352	Grasim Industries Ltd. (Construction Materials)	13,727
6,601	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Chemicals)	30,591
3,303	Havells India Ltd. (Electrical Equipment)	33,232
9,166	HCL Technologies Ltd. (IT Services)	129,831
21,228	HDFC Bank Ltd. ADR (Banks)	2,085,014
1,465	HEG Ltd. (Electrical Equipment)	49,567
333	Hero MotoCorp Ltd. (Automobiles)	12,267
24,517	Hindalco Industries Ltd. (Metals & Mining)	72,232
4,719	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	15,568
677	Hindustan Unilever Ltd. (Household Products)	16,783

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
965	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	$ 26,150
42,275	Indiabulls Real Estate Ltd.* (Real Estate Management & Development)	43,880
15,384	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	29,695
7,182	Infosys Ltd. (IT Services)	75,684
87,482	Infosys Ltd. ADR (IT Services)	944,806
4,808	ITC Ltd. (Tobacco)	18,861
23,627	JSW Steel Ltd. (Metals & Mining)	91,576
16,925	Jubilant Foodworks Ltd. (Hotels, Restaurants & Leisure)	300,861
7,681	Jubilant Life Sciences Ltd. (Pharmaceuticals)	76,215
29,225	KPIT Cummins Infosystems Ltd. (Software)	47,114
29,225	KPIT Engineering Ltd.* (Auto Components)	33,552
1,595	Larsen & Toubro Ltd. (Construction & Engineering)	29,516
426	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	2,699
3,090	Lupin Ltd. (Pharmaceuticals)	38,094
4,079	Mahindra & Mahindra Ltd. (Automobiles)	39,121
7,587	Marico Ltd. (Personal Products)	39,168
10,139	Muthoot Finance Ltd. (Consumer Finance)	71,424
67,485	National Aluminium Co. Ltd. (Metals & Mining)	56,753
211	Nestle India Ltd. (Food Products)	34,164
8,006	NIIT Technologies Ltd. (Software)	148,009
14,425	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	28,364
247,439	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	492,535
206	Page Industries Ltd. (Textiles, Apparel & Luxury Goods)	67,849
40,733	Power Finance Corp. (Diversified Financial Services)	59,490
11,681	Power Grid Corp. of India Ltd. (Electric Utilities)	31,038
10,659	Radico Khaitan Ltd. (Beverages)	61,596
7,842	Rajesh Exports Ltd. (Textiles, Apparel & Luxury Goods)	66,939
72,844	REC Ltd. (Diversified Financial Services)	128,150
2,200	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	38,109
26	Shree Cement Ltd. (Construction Materials)	5,747

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
614	Shriram Transport Finance Co. Ltd. (Consumer Finance)	$ 8,791
3,538	State Bank of India* (Banks)	14,662
6,461	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	38,571
16,220	Sun TV Network Ltd. (Media)	121,220
20,876	Tata Consultancy Services Ltd. (IT Services)	592,171
5,179	Tata Motors Ltd.* (Automobiles)	13,305
2,065	Tata Steel Ltd. (Metals & Mining)	13,905
4,269	Tech Mahindra Ltd. (IT Services)	44,048
2,850	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	39,950
6,037	United Breweries Ltd. (Beverages)	121,521
670	UPL Ltd. (Chemicals)	7,429
3,636	Vedanta Ltd. (Metals & Mining)	10,149
22,724	Wipro Ltd. (IT Services)	118,215

		7,956,423

Indonesia – 0.5%
353,400	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	35,317
15,800	Bank Central Asia Tbk PT (Banks)	31,962
728,300	Bank Mandiri Persero Tbk PT (Banks)	390,313
1,101,367	Bank Negara Indonesia Persero Tbk PT (Banks)	718,595
2,370,253	Bank Rakyat Indonesia Persero Tbk PT (Banks)	657,010
599,754	Bukit Asam Tbk PT (Oil, Gas & Consumable Fuels)	185,561
114,589	Charoen Pokphand Indonesia Tbk PT (Food Products)	60,739
19,582	Gudang Garam Tbk PT (Tobacco)	117,294
48,200	Hanjaya Mandala Sampoerna Tbk PT (Tobacco)	13,224
82,043	Indah Kiat Pulp & Paper Corp. Tbk PT (Paper & Forest Products)	76,821
4,100	Indocement Tunggal Prakarsa Tbk PT (Construction Materials)	5,652
26,100	Indofood CBP Sukses Makmur Tbk PT (Food Products)	20,173
32,258	Indofood Sukses Makmur Tbk PT (Food Products)	17,943
217,600	Perusahaan Gas Negara Persero Tbk (Gas Utilities)	40,195
118,100	Semen Indonesia Persero Tbk PT (Construction Materials)	107,323

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
1,558,200	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	$ 434,860
6,200	Unilever Indonesia Tbk PT (Household Products)	22,184
150,664	United Tractors Tbk PT (Oil, Gas & Consumable Fuels)	277,870

		3,213,036

Ireland – 1.6%
12,928	Accenture PLC Class A (IT Services)	1,985,094
3,369	Allergan PLC (Pharmaceuticals)	485,069
5,792	Bank of Ireland Group PLC (Banks)	34,755
283	CRH PLC (Construction Materials)	8,146
3,583	DCC PLC (Industrial Conglomerates)	293,317
1,637	Eaton Corp. PLC (Electrical Equipment)	124,821
22,470	Glanbia PLC (Food Products)	429,390
12,603	ICON PLC* (Life Sciences Tools & Services)	1,762,908
2,767	Ingersoll-Rand PLC (Machinery)	276,811
2,452	Johnson Controls International PLC (Building Products)	82,804
1,613	Kerry Group PLC Class A (Food Products)	164,701
2,227	Kingspan Group PLC (Building Products)	91,082
13,577	Linde PLC (Chemicals)	2,202,050
10,518	Medtronic PLC (Health Care Equipment & Supplies)	929,686
607	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	49,641
4,443	Pentair PLC (Machinery)	183,007
2,197	Perrigo Co. PLC (Pharmaceuticals)	102,051
7,664	Ryanair Holdings PLC ADR* (Airlines)	544,144
3,670	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	162,508
2,496	Smurfit Kappa Group PLC (Containers & Packaging)	71,974
1,039	Willis Towers Watson PLC (Insurance)	169,139

		10,153,098

Israel – 0.4%
23,853	Bank Hapoalim BM (Banks)	161,680
21,123	Bank Leumi Le-Israel BM (Banks)	139,653

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
185,067	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	$ 148,437
3,376	Check Point Software Technologies Ltd.* (Software)	377,842
2,221	CyberArk Software Ltd.* (Software)	194,915
19,004	Israel Chemicals Ltd. (Chemicals)	110,301
106,911	Israel Discount Bank Ltd. Class A (Banks)	378,127
14,824	Mizrahi Tefahot Bank Ltd. (Banks)	275,768
857	Nice Ltd.* (Software)	94,481
4,937	Orbotech Ltd.* (Electronic Equipment, Instruments & Components)	302,786
2,972	Wix.com Ltd.* (IT Services)	324,988

		2,508,978

Italy – 0.7%
21,313	Amplifon SpA (Health Care Providers & Services)	381,832
5,620	Assicurazioni Generali SpA (Insurance)	98,391
22,454	Autogrill SpA (Hotels, Restaurants & Leisure)	201,977
12,705	Buzzi Unicem SpA (Construction Materials)	242,717
5,933	Davide Campari-Milano SpA (Beverages)	53,305
9,199	Enel SpA (Electric Utilities)	55,598
4,950	Eni SpA (Oil, Gas & Consumable Fuels)	83,931
82,620	Hera SpA (Multi-Utilities)	279,218
102,562	Iren SpA (Multi-Utilities)	251,546
3,557	Leonardo SpA (Aerospace & Defense)	34,468
32,195	Mediobanca Banca di Credito Finanziario SpA (Banks)	280,571
9,308	Moncler SpA (Textiles, Apparel & Luxury Goods)	350,303
13,903	Poste Italiane SpA(a) (Insurance)	119,728
20,043	Snam SpA (Oil, Gas & Consumable Fuels)	95,712
72,069	Telecom Italia SpA* (Diversified Telecommunication Services)	40,100
9,816	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	60,497
178,331	UniCredit SpA (Banks)	2,061,590
16,464	Unione di Banche Italiane SpA (Banks)	42,242

		4,733,726

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – 5.2%
14	Advance Residence Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 41,406
2,200	AEON Co. Ltd. (Food & Staples Retailing)	44,775
300	AGC, Inc. (Building Products)	10,167
1,400	Air Water, Inc. (Chemicals)	23,357
900	Aisin Seiki Co. Ltd. (Auto Components)	35,581
1,000	Ajinomoto Co., Inc. (Food Products)	17,315
2,500	Alfresa Holdings Corp. (Health Care Providers & Services)	68,903
3,400	Amada Holdings Co. Ltd. (Machinery)	34,221
1,200	ANA Holdings, Inc. (Airlines)	44,232
1,200	Aozora Bank Ltd. (Banks)	36,960
6,100	Aruhi Corp. (Thrifts & Mortgage Finance)	129,503
2,200	Asahi Group Holdings Ltd. (Beverages)	92,157
6,600	Asahi Kasei Corp. (Chemicals)	72,418
2,600	Asics Corp. (Textiles, Apparel & Luxury Goods)	37,635
5,500	Astellas Pharma, Inc. (Pharmaceuticals)	81,610
1,700	Bandai Namco Holdings, Inc. (Leisure Products)	75,100
900	Bridgestone Corp. (Auto Components)	34,642
1,400	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	23,626
1,000	Calbee, Inc. (Food Products)	32,202
1,500	Canon, Inc. (Technology Hardware, Storage & Peripherals)	43,140
1,800	Casio Computer Co. Ltd. (Household Durables)	23,939
300	Central Japan Railway Co. (Road & Rail)	64,837
4,700	Chubu Electric Power Co., Inc. (Electric Utilities)	74,394
700	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	41,333
21,200	CMK Corp. (Electronic Equipment, Instruments & Components)	136,099
6,600	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	203,862
3,100	Concordia Financial Group Ltd. (Banks)	12,786
8,600	Cosmo Energy Holdings Co. Ltd. (Oil, Gas & Consumable Fuels)	194,700
500	CyberAgent, Inc. (Media)	16,195

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,200	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	$ 50,919
1,800	Dai-ichi Life Holdings, Inc. (Insurance)	29,227
1,200	Daicel Corp. (Chemicals)	12,586
1,600	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	55,501
400	Daikin Industries Ltd. (Building Products)	43,296
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	27,778
2,000	Daiwa Securities Group, Inc. (Capital Markets)	9,975
9,500	Denka Co. Ltd (Chemicals)	305,598
700	Denso Corp. (Auto Components)	32,198
1,000	Dentsu, Inc. (Media)	47,434
5,800	DIC Corp. (Chemicals)	185,941
1,100	Don Quijote Holdings Co. Ltd. (Multiline Retail)	63,966
7,000	DTS Corp. (IT Services)	247,760
14,200	East Japan Railway Co. (Road & Rail)	1,315,625
7,000	Ebara Corp. (Machinery)	193,211
300	Eisai Co. Ltd. (Pharmaceuticals)	23,294
3,100	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	77,535
500	Ezaki Glico Co. Ltd. (Food Products)	24,952
300	FamilyMart UNY Holdings Co. Ltd. (Food & Staples Retailing)	35,143
6,500	FANUC Corp. (Machinery)	1,105,531
9,900	FCC Co. Ltd. (Auto Components)	251,748
1,700	Fuji Electric Co. Ltd. (Electrical Equipment)	52,538
1,500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	64,449
500	Fujitsu Ltd. (IT Services)	33,558
800	Fukuoka Financial Group, Inc. (Banks)	17,674
3,100	Hakuhodo DY Holdings, Inc. (Media)	47,708
1,700	Hamamatsu Photonics KK (Electronic Equipment, Instruments & Components)	60,870
600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	21,417
3,700	Hino Motors Ltd. (Machinery)	37,148
210	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	22,556
500	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	25,605

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
300	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	$ 9,438
1,100	Honda Motor Co. Ltd. (Automobiles)	33,024
200	Hoshizaki Corp. (Machinery)	14,203
1,000	Hoya Corp. (Health Care Equipment & Supplies)	58,037
2,700	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	95,276
8,600	Inpex Corp. (Oil, Gas & Consumable Fuels)	82,667
7,700	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	79,244
1,300	Isuzu Motors Ltd. (Automobiles)	19,338
5,100	Itochu Corp. (Trading Companies & Distributors)	93,555
1,800	J. Front Retailing Co. Ltd. (Multiline Retail)	20,632
6,600	Jafco Co. Ltd. (Capital Markets)	231,649
25,900	Japan Airlines Co. Ltd. (Airlines)	942,979
600	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	22,990
3,400	Japan Post Bank Co. Ltd. (Banks)	39,572
7,600	Japan Post Holdings Co. Ltd. (Insurance)	93,427
16	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts (REITs))	65,257
7	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	41,031
50	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	102,571
5,300	JFE Holdings, Inc. (Metals & Mining)	93,425
1,800	JGC Corp. (Construction & Engineering)	27,617
3,200	JSR Corp. (Chemicals)	51,739
1,400	JTEKT Corp. (Machinery)	18,183
13,000	Juki Corp. (Machinery)	142,179
12,900	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	70,461
30,000	K’s Holdings Corp. (Specialty Retail)	298,907
1,600	Kajima Corp. (Construction & Engineering)	22,759
8,900	Kamigumi Co. Ltd. (Transportation Infrastructure)	197,029
8,400	Kanamoto Co. Ltd. (Trading Companies & Distributors)	233,391
1,200	Kaneka Corp. (Chemicals)	46,914
1,000	Kao Corp. (Personal Products)	70,698

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,000	KAWADA TECHNOLOGIES, Inc. (Construction & Engineering)	$ 124,428
1,600	Kawasaki Heavy Industries Ltd. (Machinery)	40,310
59,100	KDDI Corp. (Wireless Telecommunication Services)	1,476,592
900	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	37,113
12,800	Keihin Corp. (Auto Components)	229,139
600	Keio Corp. (Road & Rail)	34,468
1,300	Keisei Electric Railway Co. Ltd. (Road & Rail)	41,217
47	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	322,792
1,100	Kewpie Corp. (Food Products)	25,001
3,210	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,651,914
800	Kikkoman Corp. (Food Products)	42,560
1,200	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	52,372
3,300	Kirin Holdings Co. Ltd. (Beverages)	78,784
700	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	44,487
3,700	Kobe Steel Ltd. (Metals & Mining)	29,723
1,400	Komatsu Ltd. (Machinery)	36,865
40,100	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	403,767
300	Kose Corp. (Personal Products)	44,039
3,700	Kuraray Co. Ltd. (Chemicals)	56,901
1,400	Kurita Water Industries Ltd. (Machinery)	35,593
500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	28,161
11,500	Kyowa Exeo Corp. (Construction & Engineering)	282,650
2,400	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	46,012
4,900	Kyudenko Corp. (Construction & Engineering)	176,160
6,100	Kyushu Electric Power Co., Inc. (Electric Utilities)	75,587
10,600	LAC Co. Ltd. (IT Services)	145,395
700	Lawson, Inc. (Food & Staples Retailing)	43,149
7,600	Lintec Corp. (Chemicals)	168,297
3,700	Lion Corp. (Household Products)	77,112
2,500	LIXIL Group Corp. (Building Products)	36,817
1,600	M3, Inc. (Health Care Technology)	23,157

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
22,500	Maeda Corp. (Construction & Engineering)	$ 222,279
7,800	Makino Milling Machine Co. Ltd. (Machinery)	319,339
900	Makita Corp. (Machinery)	31,889
6,900	Marubeni Corp. (Trading Companies & Distributors)	53,783
8,600	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	265,673
3,400	Mazda Motor Corp. (Automobiles)	37,629
17,700	MCJ Co. Ltd. (Technology Hardware, Storage & Peripherals)	119,732
315	MCUBS MidCity Investment Corp. (Equity Real Estate Investment Trusts (REITs))	266,047
81,300	Mebuki Financial Group, Inc. (Banks)	227,949
3,300	Medipal Holdings Corp. (Health Care Providers & Services)	76,168
400	MEIJI Holdings Co. Ltd. (Food Products)	30,930
700	MISUMI Group, Inc. (Machinery)	16,022
1,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	11,172
4,900	Mitsubishi Corp. (Trading Companies & Distributors)	143,610
100	Mitsubishi Electric Corp. (Electrical Equipment)	1,258
2,600	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	41,123
1,800	Mitsubishi Heavy Industries Ltd. (Machinery)	69,598
1,900	Mitsubishi Materials Corp. (Metals & Mining)	54,389
13,200	Mitsubishi Motors Corp. (Automobiles)	82,014
3,600	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	56,400
52,000	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	266,183
5,500	Mitsui & Co. Ltd. (Trading Companies & Distributors)	89,859
1,800	Mitsui Chemicals, Inc. (Chemicals)	45,189
900	Mitsui OSK Lines Ltd. (Marine)	22,487
27,600	Mizuho Financial Group, Inc. (Banks)	45,301
9,700	Morinaga Milk Industry Co. Ltd. (Food Products)	282,119
600	Nabtesco Corp. (Machinery)	15,874
3,100	Nagoya Railroad Co. Ltd. (Road & Rail)	82,041
600	Nankai Electric Railway Co. Ltd. (Road & Rail)	16,068

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,800	NEC Corp. (Technology Hardware, Storage & Peripherals)	$ 127,699
2,100	Nexon Co. Ltd.* (Entertainment)	31,948
1,600	NH Foods Ltd. (Food Products)	63,314
4,000	Nichiha Corp. (Building Products)	102,523
11,000	Nichirei Corp. (Food Products)	298,268
5,800	Nikon Corp. (Household Durables)	99,171
15	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	97,057
900	Nippon Express Co. Ltd. (Road & Rail)	56,953
3,900	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	247,847
1,000	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	18,518
1,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	60,183
1,500	Nippon Yusen KK (Marine)	25,113
5,800	Nishio Rent All Co. Ltd. (Trading Companies & Distributors)	182,115
900	Nissan Chemical Corp. (Chemicals)	47,852
2,900	Nissan Motor Co. Ltd. (Automobiles)	24,766
2,700	Nisshin Seifun Group, Inc. (Food Products)	54,486
800	Nissin Foods Holdings Co. Ltd. (Food Products)	50,930
300	Nitori Holdings Co. Ltd. (Specialty Retail)	39,066
46	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	65,920
1,000	Nomura Research Institute Ltd. (IT Services)	40,922
1,500	NSK Ltd. (Machinery)	14,631
2,600	NTT Data Corp. (IT Services)	30,995
900	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	21,624
2,400	Obayashi Corp. (Construction & Engineering)	22,837
1,400	Odakyu Electric Railway Co. Ltd. (Road & Rail)	31,460
13,800	Oji Holdings Corp. (Paper & Forest Products)	79,910
7,000	Open House Co. Ltd. (Real Estate Management & Development)	293,103
400	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	41,014

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,100	ORIX Corp. (Diversified Financial Services)	$ 46,760
26	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	45,445
3,700	Osaka Gas Co. Ltd. (Gas Utilities)	73,254
2,100	Otsuka Corp. (IT Services)	67,973
1,900	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	77,929
700	Persol Holdings Co. Ltd. (Professional Services)	12,464
1,300	Pigeon Corp. (Household Products)	50,970
1,900	Recruit Holdings Co. Ltd. (Professional Services)	50,997
7,500	Resona Holdings, Inc. (Banks)	37,894
9,300	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	99,072
100	Rinnai Corp. (Household Durables)	6,621
600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	42,348
100	Ryohin Keikaku Co. Ltd. (Multiline Retail)	23,834
6,900	Saizeriya Co. Ltd. (Hotels, Restaurants & Leisure)	131,113
6,400	Sankyu, Inc. (Road & Rail)	311,971
2,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	34,581
5,600	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals)	288,579
13,100	SBI Holdings, Inc. (Capital Markets)	279,839
600	Secom Co. Ltd. (Commercial Services & Supplies)	50,233
5,500	Sega Sammy Holdings, Inc. (Leisure Products)	77,512
2,000	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	31,130
17,700	Seino Holdings Co. Ltd. (Road & Rail)	244,699
1,200	Sekisui Chemical Co. Ltd. (Household Durables)	18,626
1,600	Sekisui House Ltd. (Household Durables)	23,913
1,200	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	52,252
1,800	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	41,395
400	Shimamura Co. Ltd. (Specialty Retail)	34,638
2,300	Shimizu Corp. (Construction & Engineering)	19,573
1,400	Shinsei Bank Ltd. (Banks)	18,955
500	Shionogi & Co. Ltd. (Pharmaceuticals)	30,839

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,100	Ship Healthcare Holdings, Inc. (Health Care Providers & Services)	$ 192,890
1,100	Shiseido Co. Ltd. (Personal Products)	65,435
3,400	Sogo Medical Holdings Co. Ltd. (Food & Staples Retailing)	57,644
200	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	8,730
19,500	Sojitz Corp. (Trading Companies & Distributors)	74,972
28,300	Sompo Holdings, Inc. (Insurance)	1,067,028
500	Square Enix Co. Ltd. (Entertainment)	16,592
1,300	Stanley Electric Co. Ltd. (Auto Components)	37,759
4,600	Sumitomo Bakelite Co. Ltd. (Chemicals)	171,515
1,000	Sumitomo Chemical Co. Ltd. (Chemicals)	5,217
3,100	Sumitomo Corp. (Trading Companies & Distributors)	47,999
2,500	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	58,860
1,000	Sumitomo Electric Industries Ltd. (Auto Components)	14,248
23,100	Sumitomo Forestry Co. Ltd. (Household Durables)	301,294
10,600	Sumitomo Heavy Industries Ltd. (Machinery)	359,585
900	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	26,031
24,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	904,008
2,700	Sumitomo Rubber Industries Ltd. (Auto Components)	37,531
400	Suntory Beverage & Food Ltd. (Beverages)	17,711
4,100	Sushiro Global Holdings Ltd. (Hotels, Restaurants & Leisure)	240,107
1,400	Suzuken Co. Ltd. (Health Care Providers & Services)	73,508
2,300	Suzuki Motor Corp. (Automobiles)	120,107
1,000	Sysmex Corp. (Health Care Equipment & Supplies)	55,747
1,700	T&D Holdings, Inc. (Insurance)	21,104
1,300	Taiheiyo Cement Corp. (Construction Materials)	44,634
200	Taisei Corp. (Construction & Engineering)	9,416
700	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	71,098
60,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,434,506
2,500	Teijin Ltd. (Chemicals)	43,207

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
600	Terumo Corp. (Health Care Equipment & Supplies)	$ 34,255
11,800	The 77 Bank Ltd. (Banks)	207,881
700	The Bank of Kyoto Ltd. (Banks)	29,757
3,200	The Chiba Bank Ltd. (Banks)	19,479
6,900	The Chugoku Electric Power Co., Inc. (Electric Utilities)	94,421
7,400	The Kansai Electric Power Co., Inc. (Electric Utilities)	112,639
4,800	The Shizuoka Bank Ltd. (Banks)	40,163
6,900	TIS, Inc. (IT Services)	310,600
1,600	Tobu Railway Co. Ltd. (Road & Rail)	45,188
35,800	Toda Corp. (Construction & Engineering)	228,935
1,700	Toho Co. Ltd. (Entertainment)	62,015
2,100	Toho Gas Co. Ltd. (Gas Utilities)	90,200
5,200	Tohoku Electric Power Co., Inc. (Electric Utilities)	70,499
600	Tokio Marine Holdings, Inc. (Insurance)	29,379
8,800	Tokyo Electric Power Co. Holdings., Inc* (Electric Utilities)	54,164
3,200	Tokyo Gas Co. Ltd. (Gas Utilities)	84,145
2,600	Tokyotokeiba Co. Ltd. (Hotels, Restaurants & Leisure)	70,797
2,700	Tokyu Corp. (Road & Rail)	46,209
2,200	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	36,056
9,400	Toray Industries, Inc. (Chemicals)	69,664
3,800	Tosoh Corp. (Chemicals)	53,970
2,300	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals)	161,622
2,900	Toyo Seikan Group Holdings Ltd. (Containers & Packaging)	65,277
1,100	Toyo Suisan Kaisha Ltd. (Food Products)	39,598
14,500	Toyo Tire Corp. (Auto Components)	203,834
9,700	Toyoda Gosei Co. Ltd. (Auto Components)	212,225
100	Toyota Industries Corp. (Auto Components)	4,954
1,000	Toyota Motor Corp. (Automobiles)	61,550
1,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	38,167
1,000	Trend Micro, Inc.* (Software)	53,207
6,000	Tsumura & Co. (Pharmaceuticals)	175,026
1,900	Tsuruha Holdings, Inc. (Food & Staples Retailing)	175,875

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,000	Unicharm Corp. (Household Products)	$ 30,948
46	United Urban Investment Corp. (Equity Real Estate Investment Trusts (REITs))	73,443
500	West Japan Railway Co. (Road & Rail)	36,518
13,000	Yamada Denki Co. Ltd. (Specialty Retail)	64,018
1,000	Yamaha Corp. (Leisure Products)	43,764
1,500	Yamaha Motor Co. Ltd. (Automobiles)	32,151
2,000	Yamazaki Baking Co. Ltd. (Food Products)	39,285
6,700	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	122,229
2,300	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	42,833
7,000	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	245,443
11,400	Zeon Corp. (Chemicals)	117,208

		33,494,423

Liberia – 0.1%
4,985	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	598,449

Luxembourg – 0.1%
3,492	ADO Properties SA(a) (Real Estate Management & Development)	209,623
1,581	ArcelorMittal (Metals & Mining)	36,516
74,984	B&M European Value Retail SA (Multiline Retail)	319,288
3,420	Subsea 7 SA (Energy Equipment & Services)	38,808
5,741	Tenaris SA (Energy Equipment & Services)	72,114
5,280	Trinseo SA (Chemicals)	258,984

		935,333

Malaysia – 0.1%
11,600	AirAsia Group Bhd (Airlines)	8,647
16,000	AMMB Holdings Bhd (Banks)	17,642
32,390	CIMB Group Holdings Bhd (Banks)	44,587
28,900	DiGi.Com Bhd (Wireless Telecommunication Services)	33,023
29,300	Gamuda Bhd (Construction & Engineering)	19,771
52,332	Genting Bhd (Hotels, Restaurants & Leisure)	88,848
5,900	Hong Leong Bank Bhd (Banks)	29,799

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Malaysia – (continued)
3,400	IHH Healthcare Bhd (Health Care Providers & Services)	$ 4,670
47,400	IJM Corp. Bhd (Construction & Engineering)	21,197
39,200	IOI Corp. Bhd (Food Products)	44,616
4,100	Kuala Lumpur Kepong Bhd (Food Products)	24,704
13,598	Malayan Banking Bhd (Banks)	31,723
43,855	Malaysia Airports Holdings Bhd (Transportation Infrastructure)	86,346
15,900	MISC Bhd (Marine)	26,380
1,300	Nestle Malaysia Bhd (Food Products)	47,151
9,300	Petronas Chemicals Group Bhd (Chemicals)	19,220
3,500	Petronas Dagangan Bhd (Oil, Gas & Consumable Fuels)	22,608
4,500	Petronas Gas Bhd (Gas Utilities)	19,891
8,720	PPB Group Bhd (Food Products)	38,728
3,500	Public Bank Bhd (Banks)	21,201
24,800	RHB Bank Bhd (Banks)	32,933
227,172	Sime Darby Bhd (Industrial Conglomerates)	124,802
12,900	Sime Darby Plantation Bhd (Food Products)	16,280
24,000	Telekom Malaysia Bhd (Diversified Telecommunication Services)	17,089
12,400	Tenaga Nasional Berhad (Electric Utilities)	39,156
30,400	Top Glove Corp. Bhd (Health Care Equipment & Supplies)	35,862
78,982	YTL Corp. Bhd (Multi-Utilities)	21,241

		938,115

Mexico – 0.8%
35,067	Alfa SAB de CV Class A (Industrial Conglomerates)	44,140
2,200	Alsea SAB de CV (Hotels, Restaurants & Leisure)	6,088
48,931	America Movil SAB de CV ADR Class L (Wireless Telecommunication Services)	785,342
6,000	Arca Continental SAB de CV (Beverages)	34,898
900	Banco del Bajio SA(a) (Banks)	1,877
17,983	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR (Banks)	133,973
68,264	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (Banks)	102,205
607,189	Cemex SAB de CV* (Construction Materials)	328,009

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
99,408	Fibra Uno Administracion SA de CV (Equity Real Estate Investment Trusts (REITs))	$ 136,410
16,400	Fomento Economico Mexicano SAB de CV (Beverages)	149,204
2,760	Gruma SAB de CV Class B (Food Products)	33,626
10,689	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	59,476
49,700	Grupo Bimbo SAB de CV Series A (Food Products)	98,271
620	Grupo Elektra SAB DE CV (Banks)	33,612
144,106	Grupo Financiero Banorte SAB de CV Class O (Banks)	800,026
12,708	Grupo Televisa SAB ADR (Media)	158,977
7,600	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	29,844
3,500	Megacable Holdings SAB de CV (Media)	15,737
19,028	Mexichem SAB de CV (Chemicals)	50,828
762,043	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	2,000,526

		5,003,069

Netherlands – 1.3%
548	Aalberts Industries NV (Machinery)	19,194
4,776	ABN AMRO Group NV(a) (Banks)	119,094
23,502	Aegon NV (Insurance)	121,076
11,007	Airbus SE (Aerospace and Defense)	1,262,594
20,419	Akzo Nobel NV (Chemicals)	1,757,409
4,865	ASML Holding NV (Semiconductors & Semiconductor Equipment)	851,521
15,511	ASR Nederland NV (Insurance)	654,225
8,223	Core Laboratories NV (Energy Equipment & Services)	554,723
5,412	Euronext NV(a) (Capital Markets)	333,388
1,077	EXOR NV (Diversified Financial Services)	68,855
367	Ferrari NV (Automobiles)	45,695
4,362	Fiat Chrysler Automobiles NV* (Automobiles)	74,642
1,659	Gemalto NV* (Software)	96,198
506	Heineken NV (Beverages)	45,448
59,206	ING Groep NV (Banks)	702,527
11,107	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	292,626

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
928	Koninklijke DSM NV (Chemicals)	$ 86,783
3,037	Koninklijke KPN NV (Diversified Telecommunication Services)	9,336
2,079	Koninklijke Philips NV (Health Care Equipment & Supplies)	81,965
4,800	NN Group NV (Insurance)	202,691
181	Randstad NV (Professional Services)	8,725
4,680	Rhi Magnesita NV (Construction Materials)	261,955
10,896	Signify NV(a) (Electrical Equipment)	269,926
1,833	Wolters Kluwer NV (Professional Services)	113,996
16,982	Wright Medical Group NV* (Health Care Equipment & Supplies)	506,743

		8,541,335

New Zealand – 0.1%
22,313	Contact Energy Ltd. (Electric Utilities)	93,361
7,185	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	62,531
10,259	Fletcher Building Ltd.* (Construction Materials)	35,455
20,022	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	48,788
156,746	Spark New Zealand Ltd. (Diversified Telecommunication Services)	440,628
1,151	Xero Ltd.* (Software)	36,670

		717,433

Norway – 0.1%
4,363	DNB ASA (Banks)	77,440
9,563	Entra ASA(a) (Real Estate Management & Development)	138,576
7,019	Equinor ASA (Oil, Gas & Consumable Fuels)	160,498
6,148	Mowi ASA (Food Products)	135,812
9,473	Norsk Hydro ASA (Metals & Mining)	43,917
10,484	Orkla ASA (Food Products)	84,735
1,614	Yara International ASA (Chemicals)	66,741

		707,719

Panama – 0.1%
10,247	Carnival Corp. (Hotels, Restaurants & Leisure)	590,022

Shares	Description	Value

Common Stocks – (continued)
Papua New Guinea – 0.0%
3,961	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	$ 22,553

Peru – 0.1%
2,829	Cia de Minas Buenaventura SAA ADR (Metals & Mining)	44,274
1,552	Credicorp Ltd. (Banks)	376,794

		421,068

Philippines – 0.1%
138,300	Ayala Land, Inc. (Real Estate Management & Development)	118,165
962	GT Capital Holdings, Inc. (Diversified Financial Services)	19,759
5,930	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	36,013
3,830	Manila Electric Co. (Electric Utilities)	26,943
180,900	Metro Pacific Investments Corp. (Diversified Financial Services)	16,910
11,684	Metropolitan Bank & Trust Co. (Banks)	18,860
9,010	SM Investments Corp. (Industrial Conglomerates)	171,878
159,500	SM Prime Holdings, Inc. (Real Estate Management & Development)	116,948
6,190	Universal Robina Corp. (Food Products)	17,604

		543,080

Poland – 0.5%
1,042	Bank Millennium SA* (Banks)	2,475
8,726	Bank Polska Kasa Opieki SA (Banks)	259,697
249	CCC SA (Textiles, Apparel & Luxury Goods)	11,989
1,384	CD Projekt SA* (Entertainment)	70,674
4,231	Cyfrowy Polsat SA* (Media)	26,957
4,948	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	123,711
5,903	Jastrzebska Spolka Weglowa SA* (Metals & Mining)	108,536
226	KGHM Polska Miedz SA* (Metals & Mining)	5,733
11	LPP SA (Textiles, Apparel & Luxury Goods)	24,720
42,643	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	136,392
15,075	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	424,749

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
17,286	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	$ 35,484
81,089	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	861,983
58,475	Powszechny Zaklad Ubezpieczen SA (Insurance)	702,644
3,334	Santander Bank Polska SA (Banks)	335,425

		3,131,169

Portugal – 0.1%
190,369	Banco Comercial Portugues SA Class R* (Banks)	52,489
33,219	EDP - Energias de Portugal SA (Electric Utilities)	121,336
5,483	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	85,669
2,956	Jeronimo Martins SGPS SA (Food & Staples Retailing)	41,893
91,047	Sonae SGPS SA (Food & Staples Retailing)	94,996

		396,383

Puerto Rico – 0.0%
3,339	EVERTEC, Inc. (IT Services)	92,390

Qatar – 0.0%
4,556	Barwa Real Estate Co. (Real Estate Management & Development)	51,089
4,047	Doha Bank QPSC (Banks)	23,495
670	Industries Qatar QSC (Industrial Conglomerates)	26,416
1,832	Ooredoo QPSC (Diversified Telecommunication Services)	38,248
9,567	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	52,575
670	Qatar Islamic Bank SAQ (Banks)	29,116
4,051	The Commercial Bank PQSC (Banks)	47,225

		268,164

Russia – 0.2%
7,368	Aeroflot PJSC (Airlines)	12,161
5,480	Gazprom PJSC (Oil, Gas & Consumable Fuels)	13,654
44,549	Gazprom PJSC ADR (Oil, Gas & Consumable Fuels)	218,067
378,058	Inter Rao Ues PJSC (Electric Utilities)	22,138
289	Lukoil PJSC (Oil, Gas & Consumable Fuels)	23,296
5,578	Lukoil PJSC ADR (Oil, Gas & Consumable Fuels)	447,356
146	MMC Norilsk Nickel PJSC (Metals & Mining)	30,562

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
181	Novatek PJSC GDR (Oil, Gas & Consumable Fuels)	$ 33,213
749	Novolipetsk Steel PJSC GDR (Metals & Mining)	17,527
1,465	PhosAgro PJSC GDR (Chemicals)	19,953
3,580	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	22,516
2,599,426	RusHydro PJSC (Electric Utilities)	20,413
41,129	Sberbank of Russia PJSC ADR (Banks)	558,532
1,857	Severstal PJSC (Metals & Mining)	28,410
9,600	Surgutneftegas PJSC (Oil, Gas & Consumable Fuels)	4,018
7,422	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	30,876
2,550	Tatneft PJSC (Oil, Gas & Consumable Fuels)	31,430
2,256	Uralkali PJSC GDR* (Chemicals)	15,133
27,347,553	VTB Bank PJSC (Banks)	15,807

		1,565,062

Singapore – 0.4%
25,600	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	52,207
53,688	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts (REITs))	75,156
3,200	CapitaLand Ltd. (Real Estate Management & Development)	7,933
50,500	CapitaLand Mall Trust (Equity Real Estate Investment Trusts (REITs))	90,180
253,900	ComfortDelGro Corp. Ltd. (Road & Rail)	440,576
2,536	DBS Group Holdings Ltd. (Banks)	45,198
54,500	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	44,664
158,222	IGG, Inc. (Entertainment)	240,670
1,700	Keppel Corp. Ltd. (Industrial Conglomerates)	7,730
294,821	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	385,744
249,100	Mapletree North Asia Commercial Trust (Equity Real Estate Investment Trusts (REITs))	236,881
16,800	SATS Ltd. (Transportation Infrastructure)	60,605
7,100	Singapore Airlines Ltd. (Airlines)	51,006

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
7,300	Singapore Exchange Ltd. (Capital Markets)	$ 41,511
1,900	Singapore Press Holdings Ltd. (Media)	3,549
21,300	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	58,984
5,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	12,481
42,400	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	60,838
1,769	United Overseas Bank Ltd. (Banks)	33,153
52,941	UOL Group Ltd. (Real Estate Management & Development)	261,991
4,000	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	48,587
48,100	Wilmar International Ltd. (Food Products)	119,132

		2,378,776

South Africa – 0.8%
3,124	Absa Group Ltd. (Banks)	43,840
2,830	Anglo American Platinum Ltd. (Metals & Mining)	136,604
404	AngloGold Ashanti Ltd. (Metals & Mining)	5,698
15,030	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	165,215
3,574	AVI Ltd. (Food Products)	25,070
4,072	Barloworld Ltd. (Trading Companies & Distributors)	37,320
11,358	Clicks Group Ltd. (Food & Staples Retailing)	168,609
27,840	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	324,495
27,444	FirstRand Ltd. (Diversified Financial Services)	144,212
20,450	Fortress REIT Ltd. Class A (Equity Real Estate Investment Trusts (REITs))	29,645
1,220	Gold Fields Ltd. (Metals & Mining)	4,951
51,571	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	101,001
3,948	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts (REITs))	26,789
4,341	Investec Ltd. (Capital Markets)	28,613
8,191	Kumba Iron Ore Ltd. (Metals & Mining)	210,840
930	Liberty Holdings Ltd. (Insurance)	7,490

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
1,761	Massmart Holdings Ltd. (Food & Staples Retailing)	$ 12,215
11,708	MMI Holdings Ltd.* (Insurance)	14,834
15,829	Mondi Ltd. (Paper & Forest Products)	393,611
9,839	Mr Price Group Ltd. (Specialty Retail)	165,620
26,572	MTN Group Ltd. (Wireless Telecommunication Services)	173,856
8,669	Naspers Ltd. Class N (Media)	2,005,345
937	Nedbank Group Ltd. (Banks)	20,279
13,983	Netcare Ltd. (Health Care Providers & Services)	26,320
4,641	Pick n Pay Stores Ltd. (Food & Staples Retailing)	24,301
1,550	Pioneer Foods Group Ltd. (Food Products)	9,289
1,740	Rand Merchant Investment Holdings Ltd. (Insurance)	4,858
40,863	Redefine Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	32,562
5,556	Remgro Ltd. (Diversified Financial Services)	88,634
755	Sasol Ltd. (Chemicals)	22,842
1,721	Standard Bank Group Ltd. (Banks)	25,427
50,757	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	256,815
1,370	The Bidvest Group Ltd. (Industrial Conglomerates)	21,012
233	The Foschini Group Ltd. (Specialty Retail)	2,985
12,422	The SPAR Group Ltd. (Food & Staples Retailing)	187,441
25,583	Truworths International Ltd. (Specialty Retail)	155,706
3,232	Woolworths Holdings Ltd. (Multiline Retail)	12,283

		5,116,627

South Korea – 2.7%
9,199	Asiana Airlines, Inc.* (Airlines)	36,162
5,516	BS Financial Group, Inc. (Banks)	36,489
1,735	Celltrion, Inc.* (Biotechnology)	343,521
35	CJ CheilJedang Corp. (Food Products)	10,789
136	CJ Corp. (Industrial Conglomerates)	14,768
108	CJ ENM Co. Ltd. (Internet & Direct Marketing Retail)	20,644
1,146	Daelim Industrial Co. Ltd.* (Construction & Engineering)	109,936
660	DB Insurance Co. Ltd. (Insurance)	41,217
3,290	DGB Financial Group, Inc. (Banks)	25,696

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
16	E-MART, Inc. (Food & Staples Retailing)	$ 2,764
7,123	Fila Korea Ltd.* (Textiles, Apparel & Luxury Goods)	306,108
757	GS Engineering & Construction Corp. (Construction & Engineering)	32,087
390	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	19,089
8,616	Hana Financial Group, Inc. (Banks)	309,801
861	Hankook Tire Co. Ltd.* (Auto Components)	32,387
764	Hanwha Chemical Corp.* (Chemicals)	15,496
3,064	Hanwha Corp.* (Industrial Conglomerates)	97,121
7,022	Hanwha Life Insurance Co. Ltd.* (Insurance)	27,201
242	Hyundai Department Store Co. Ltd. (Multiline Retail)	20,833
421	Hyundai Engineering & Construction Co. Ltd.* (Construction & Engineering)	23,656
145	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	18,540
46	Hyundai Heavy Industries Holdings Co. Ltd.* (Machinery)	14,890
985	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	33,060
90	Hyundai Mobis Co. Ltd.* (Auto Components)	18,231
22	Hyundai Motor Co. (Automobiles)	2,565
25,250	Industrial Bank of Korea* (Banks)	323,429
1,784	JYP Entertainment Corp.* (Entertainment)	46,225
820	Kakao Corp.* (Interactive Media & Services)	73,462
630	Kangwon Land, Inc.* (Hotels, Restaurants & Leisure)	19,275
11,850	KB Financial Group, Inc.* (Banks)	509,163
1,109	KB Financial Group, Inc. ADR* (Banks)	47,365
80	KCC Corp. (Building Products)	23,555
9,621	Kia Motors Corp. (Automobiles)	314,588
821	Korea Electric Power Corp.* (Electric Utilities)	25,372
6,612	Korea Gas Corp.* (Gas Utilities)	322,239
332	Korea Investment Holdings Co. Ltd.* (Capital Markets)	19,255
28	Korea Zinc Co. Ltd.* (Metals & Mining)	11,088
12,055	KT Corp. ADR* (Diversified Telecommunication Services)	166,600

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
197	KT&G Corp.* (Tobacco)	$ 17,541
593	Kumho Petrochemical Co. Ltd. (Chemicals)	48,095
1,600	LG Chem Ltd. (Chemicals)	530,790
957	LG Corp. (Industrial Conglomerates)	66,915
1,129	LG Display Co. Ltd.* (Electronic Equipment, Instruments & Components)	19,230
222	LG Household & Health Care Ltd. (Personal Products)	252,586
5,897	LG Uplus Corp. (Diversified Telecommunication Services)	80,152
55	Lotte Chemical Corp. (Chemicals)	14,876
205	Lotte Shopping Co. Ltd. (Multiline Retail)	36,160
384	LS Corp. (Electrical Equipment)	19,846
236	Medy-Tox, Inc. (Biotechnology)	110,539
5,395	NAVER Corp. (Interactive Media & Services)	661,349
1,433	NH Investment & Securities Co. Ltd.* (Capital Markets)	18,051
59	OCI Co. Ltd.* (Chemicals)	5,703
2,294	POSCO (Metals & Mining)	566,278
43	S-1 Corp. (Commercial Services & Supplies)	3,973
271	S-Oil Corp. (Oil, Gas & Consumable Fuels)	25,518
1,141	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	411,791
163	Samsung C&T Corp. (Industrial Conglomerates)	17,635
988	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	96,691
61,331	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,557,141
2,723	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	2,804,385
199	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	48,826
342	Samsung Life Insurance Co. Ltd. (Insurance)	27,194
170	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	34,316
56	Samsung SDS Co. Ltd. (IT Services)	11,302
11,684	Shinhan Financial Group Co. Ltd.* (Banks)	451,914
623	Shinhan Financial Group Co. Ltd. ADR* (Banks)	23,973
615	Shinsegae International, Inc. (Specialty Retail)	119,930

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
106	Shinsegae, Inc. (Multiline Retail)	$ 25,313
692	SK Holdings Co. Ltd. (Industrial Conglomerates)	164,377
25,147	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,681,573
4,254	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	722,109
1,901	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	440,097
59,312	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	1,505,932
1,677	SM Entertainment Co. Ltd.* (Entertainment)	72,686
26,710	Woori Bank* (Banks)	355,285
7	Yuhan Corp. (Pharmaceuticals)	1,499

		17,566,238

Spain – 0.5%
1,209	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	50,033
176	Aena SME SA(a) (Transportation Infrastructure)	30,423
12,178	Amadeus IT Group SA (IT Services)	885,565
4,741	Banco Bilbao Vizcaya Argentaria SA (Banks)	28,139
2,111	Bankinter SA (Banks)	16,483
165,382	CaixaBank SA (Banks)	625,474
744	Enagas SA (Oil, Gas & Consumable Fuels)	21,686
1,130	Endesa SA (Electric Utilities)	28,263
5,554	Ferrovial SA (Construction & Engineering)	124,548
11,266	Iberdrola SA	93,117
14,361	Industria de Diseno Textil SA (Specialty Retail)	401,723
21,370	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	218,621
15,503	International Consolidated Airlines Group SA (Airlines)	130,937
26,829	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	359,932
4,652	Naturgy Energy Group SA (Gas Utilities)	130,046
5,560	Repsol SA (Oil, Gas & Consumable Fuels)	97,595
1,601	Telefonica SA (Diversified Telecommunication Services)	13,771

		3,256,356

Sweden – 0.7%
2,406	Alfa Laval AB (Machinery)	54,549

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
2,351	Assa Abloy AB Class B (Building Products)	$ 43,809
30,227	Atlas Copco AB Class A (Machinery)	788,602
2,368	Boliden AB (Metals & Mining)	59,267
27,332	Castellum AB (Real Estate Management & Development)	518,161
1,224	Electrolux AB Series B (Household Durables)	28,963
19,056	Elekta AB Class B (Health Care Equipment & Supplies)	254,766
3,596	Epiroc AB Class A* (Machinery)	34,530
24,381	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	1,193,973
2,468	Husqvarna AB Class B (Household Durables)	18,863
2,483	ICA Gruppen AB (Food & Staples Retailing)	87,331
1,904	Industrivarden AB Class C (Diversified Financial Services)	39,253
1,002	Investor AB Class B (Diversified Financial Services)	44,069
3,202	Kinnevik AB Class B (Diversified Financial Services)	78,237
7,669	Loomis AB Class B (Commercial Services & Supplies)	275,156
16,387	Mycronic AB (Electronic Equipment, Instruments & Components)	209,786
3,483	Sandvik AB (Machinery)	55,658
4,654	Securitas AB Class B (Commercial Services & Supplies)	74,836
7,353	Svenska Cellulosa AB SCA Class B (Paper & Forest Products)	64,677
4,660	Swedbank AB Class A (Banks)	105,859
3,044	Swedish Match AB (Tobacco)	136,378
8,839	Tele2 AB Class B (Wireless Telecommunication Services)	110,658
15,257	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	135,993
20,218	Telia Co. AB (Diversified Telecommunication Services)	88,109
949	Trelleborg AB Class B (Machinery)	15,985

		4,517,468

Switzerland – 2.5%
101,654	ABB Ltd. (Electrical Equipment)	1,945,730

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
218	Adecco Group AG (Professional Services)	$ 10,924
184,096	Aryzta AG* (Food Products)	207,197
687	Baloise Holding AG (Insurance)	106,401
15	Barry Callebaut AG (Food Products)	25,519
891	Bucher Industries AG (Machinery)	272,109
1,881	Cembra Money Bank AG (Consumer Finance)	162,433
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	73,407
12,409	Chubb Ltd. (Insurance)	1,651,017
16,280	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,122,146
3,000	Clariant AG* (Chemicals)	59,589
2,255	Coca-Cola HBC AG* (Beverages)	75,789
1,240	Credit Suisse Group AG* (Capital Markets)	15,073
386	Dufry AG* (Specialty Retail)	38,606
51	EMS-Chemie Holding AG (Chemicals)	25,473
1,175	Ferguson PLC (Trading Companies & Distributors)	78,682
2,308	Geberit AG (Building Products)	902,270
340	Georg Fischer AG (Machinery)	301,374
265	Givaudan SA (Chemicals)	642,905
7,051	Glencore PLC* (Metals & Mining)	28,672
183	Helvetia Holding AG (Insurance)	108,343
150	Kuehne & Nagel International AG (Marine)	20,285
224	LafargeHolcim Ltd.* (Construction Materials)	10,534
1,437	Logitech International SA (Technology Hardware, Storage & Peripherals)	52,426
18,939	Nestle SA (Food Products)	1,651,176
15,957	Novartis AG (Pharmaceuticals)	1,393,058
422	Pargesa Holding SA (Diversified Financial Services)	33,311
175	Partners Group Holding AG (Capital Markets)	120,366
1,125	PSP Swiss Property AG (Real Estate Management & Development)	115,739
4,491	Roche Holding AG (Pharmaceuticals)	1,194,766
33	Schindler Holding AG (Machinery)	7,020
8	SGS SA (Professional Services)	19,312
6,810	Sika AG (Chemicals)	899,300

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
659	Sonova Holding AG (Health Care Equipment & Supplies)	$ 123,678
343	Swiss Life Holding AG* (Insurance)	141,505
762	Swiss Prime Site AG* (Real Estate Management & Development)	64,551
16,343	Swiss Re AG (Insurance)	1,566,926
122	Swisscom AG (Diversified Telecommunication Services)	58,475
1,119	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	90,583
247	Temenos AG* (Software)	33,341
310	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	88,803
833	Valora Holding AG* (Specialty Retail)	221,378
3,912	Wizz Air Holdings PLC*(a) (Airlines)	155,349
228	Zurich Insurance Group AG (Insurance)	71,558

		15,987,099

Taiwan – 1.7%
43,000	Acer, Inc.* (Technology Hardware, Storage & Peripherals)	28,035
4,000	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	30,163
35,000	Airtac International Group (Machinery)	412,800
67,472	ASE Technology Holding Co. Ltd. ADR* (Semiconductors & Semiconductor Equipment)	269,213
259,384	Asia Cement Corp. (Construction Materials)	311,874
3,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	23,386
472,203	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	185,103
187,367	Cathay Financial Holding Co. Ltd. (Insurance)	269,448
41,925	Chailease Holding Co. Ltd. (Diversified Financial Services)	156,587
80,080	Chang Hwa Commercial Bank Ltd. (Banks)	46,936
8,040	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	17,742
90,000	China Development Financial Holding Corp. (Banks)	29,563
81,053	China Life Insurance Co. Ltd. (Insurance)	73,847
55,000	China Steel Corp. (Metals & Mining)	45,859

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
37,906	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	$ 84,230
72,433	ChipMOS Technologies, Inc. (Semiconductors & Semiconductor Equipment)	59,212
16,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	56,128
67,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	40,179
104,640	CTBC Financial Holding Co. Ltd. (Banks)	71,254
5,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	24,984
36,082	E.Sun Financial Holding Co. Ltd. (Banks)	25,290
3,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	34,479
27,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	23,429
128,077	Far Eastern New Century Corp. (Industrial Conglomerates)	125,713
11,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	25,817
12,432	Feng TAY Enterprise Co. Ltd. (Textiles, Apparel & Luxury Goods)	79,230
13,780	First Financial Holding Co. Ltd. (Banks)	9,189
87,093	Formosa Chemicals & Fibre Corp. (Chemicals)	303,096
7,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	24,856
10,000	Formosa Plastic Corp. (Chemicals)	33,465
56,389	Foxconn Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	110,043
405,570	Fubon Financial Holding Co. Ltd. (Insurance)	594,661
236,989	HannStar Display Corp. (Electronic Equipment, Instruments & Components)	53,457
15,000	Highwealth Construction Corp. (Real Estate Management & Development)	23,644
40,570	Hiwin Technologies Corp. (Machinery)	328,711
40,800	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	94,571

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
18,665	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment, Instruments & Components)	$ 84,272
10,000	HTC Corp.* (Technology Hardware, Storage & Peripherals)	12,178
35,735	Hua Nan Financial Holdings Co. Ltd. (Banks)	21,588
577,264	Innolux Corp. (Electronic Equipment, Instruments & Components)	199,071
35,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	27,327
19,000	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	28,372
32,880	Makalot Industrial Co. Ltd. (Textiles, Apparel & Luxury Goods)	206,275
84,788	Mega Financial Holding Co. Ltd. (Banks)	74,018
11,000	Micro-Star International Co. Ltd. (Technology Hardware, Storage & Peripherals)	27,159
13,000	Nan Ya Plastics Corp. (Chemicals)	32,483
56,096	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	294,702
49,563	Oriental Union Chemical Corp. (Chemicals)	42,955
15,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	25,623
33,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	40,022
3,000	President Chain Store Corp. (Food & Staples Retailing)	31,864
58,488	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	167,815
3,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	16,440
12,600	Ruentex Development Co. Ltd. (Real Estate Management & Development)	19,289
13,800	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	37,253
463,285	Shin Kong Financial Holding Co. Ltd. (Insurance)	133,076
4,246	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	31,176
46,500	SinoPac Financial Holdings Co. Ltd. (Banks)	15,866

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
6,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	$ 7,498
84,591	Taishin Financial Holding Co. Ltd. (Banks)	37,730
62,120	Taiwan Business Bank (Banks)	22,558
176,570	Taiwan Cement Corp. (Construction Materials)	218,841
34,700	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	21,046
13,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	46,455
144,376	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,070,976
70,074	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	2,636,184
13,137	TCI Co. Ltd. (Personal Products)	193,039
1,000	Teco Electric and Machinery Co. Ltd. (Electrical Equipment)	610
244,724	Uni-President Enterprises Corp. (Food Products)	579,920
7,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,673
233,175	Walsin Lihwa Corp. (Electrical Equipment)	135,262
7,553	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	43,702
50,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	24,800
4,791	Wistron Corp. (Technology Hardware, Storage & Peripherals)	3,358
6,880	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	8,820
124,152	Yuanta Financial Holding Co. Ltd. (Capital Markets)	69,464

		10,817,954

Thailand – 0.3%
3,400	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	19,504
110,400	Airports of Thailand PCL NVDR (Transportation Infrastructure)	244,489
17,186	Bangkok Bank PCL (Banks)	121,829
3,578	Bangkok Bank PCL ADR (Banks)	123,450

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
41,600	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	$ 31,454
10,700	Berli Jucker PCL NVDR (Food & Staples Retailing)	16,735
8,800	Bumrungrad Hospital PCL NVDR (Health Care Providers & Services)	52,433
58,600	Charoen Pokphand Foods PCL NVDR (Food Products)	51,203
15,200	CP ALL PCL NVDR (Food & Staples Retailing)	37,885
2,600	Electricity Generating PCL (Independent Power and Renewable Electricity Producers)	21,826
67,500	Home Product Center PCL NVDR (Specialty Retail)	33,766
7,500	Indorama Ventures PCL NVDR (Chemicals)	11,566
177,800	IRPC PCL NVDR (Oil, Gas & Consumable Fuels)	32,824
283,321	Krung Thai Bank PCL (Banks)	179,943
59,600	Krung Thai Bank PCL NVDR (Banks)	37,853
24,120	Krungthai Card PCL (Consumer Finance)	22,863
10,800	Minor International PCL NVDR (Hotels, Restaurants & Leisure)	13,445
9,100	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	35,944
59,575	PTT Global Chemical PCL (Chemicals)	130,136
16,100	PTT Global Chemical PCL NVDR (Chemicals)	35,169
317,000	PTT PCL NVDR (Oil, Gas & Consumable Fuels)	493,642
586,118	Quality Houses PCL (Real Estate Management & Development)	55,644
74,400	Thai Beverage PCL (Beverages)	40,334
17,600	Thai Oil PCL NVDR (Oil, Gas & Consumable Fuels)	40,685
33,224	Thanachart Capital PCL (Banks)	57,270
1,700	The Siam Cement PCL (Construction Materials)	25,464
281,200	TMB Bank PCL NVDR (Banks)	19,837
37,859	Total Access Communication PCL (Wireless Telecommunication Services)	58,243
89,100	True Corp. PCL NVDR (Diversified Telecommunication Services)	14,592

		2,060,028

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – 0.2%
255,676	Akbank T.A.S. (Banks)	$ 351,122
4,428	Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages)	18,912
2,019	BIM Birlesik Magazalar AS (Food & Staples Retailing)	35,281
61,124	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Equity Real Estate Investment Trusts (REITs))	18,693
59,442	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	97,630
16,196	Ford Otomotiv Sanayi AS (Automobiles)	187,940
45,317	Haci Omer Sabanci Holding AS (Diversified Financial Services)	82,255
8,847	KOC Holding AS (Industrial Conglomerates)	29,665
10,323	Petkim Petrokimya Holding AS (Chemicals)	11,534
31,896	Tekfen Holding AS (Construction & Engineering)	152,145
1,216	Tupras Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels)	32,717
34,440	Turk Hava Yollari AO* (Airlines)	102,595
9,969	Turkiye Garanti Bankasi AS (Banks)	17,490
9,929	Turkiye Is Bankasi AS Class C (Banks)	10,927
109,503	Turkiye Sise ve Cam Fabrikalari AS (Industrial Conglomerates)	144,094

		1,293,000

United Arab Emirates – 0.1%
17,668	Abu Dhabi Commercial Bank PJSC (Banks)	45,055
213,981	Aldar Properties PJSC (Real Estate Management & Development)	92,849
1,527	DP World Ltd. (Transportation Infrastructure)	27,181
42,018	Dubai Islamic Bank PJSC (Banks)	58,364
25,556	Emaar Malls PJSC (Real Estate Management & Development)	10,940
8,589	Emaar Properties PJSC (Real Estate Management & Development)	10,129
4,353	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	20,191

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – (continued)
7,918	First Abu Dhabi Bank PJSC (Banks)	$ 31,814

		296,523

United Kingdom – 6.0%
9,155	3i Group PLC (Capital Markets)	102,176
17,900	Abcam PLC (Biotechnology)	311,992
7,796	Anglo American PLC (Metals & Mining)	199,233
1,505	Aon PLC (Insurance)	235,126
1,956	Ashtead Group PLC (Trading Companies & Distributors)	49,614
21,075	AstraZeneca PLC (Pharmaceuticals)	1,526,712
23,436	Auto Trader Group PLC(a) (Interactive Media & Services)	140,648
240,108	Aviva PLC (Insurance)	1,305,854
2,923	Babcock International Group PLC (Commercial Services & Supplies)	20,359
3,125	BAE Systems PLC (Aerospace & Defense)	21,023
154,105	Balfour Beatty PLC (Construction & Engineering)	554,409
928,817	Barclays PLC (Banks)	1,935,982
11,748	Barratt Developments PLC (Household Durables)	83,095
29,391	Beazley PLC (Insurance)	190,752
753	Bellway PLC (Household Durables)	28,006
1,252	Berkeley Group Holdings PLC (Household Durables)	61,644
23,816	BHP Group PLC (Metals & Mining)	532,114
102,941	Boohoo Group PLC* (Internet & Direct Marketing Retail)	254,374
254,401	BP PLC (Oil, Gas & Consumable Fuels)	1,737,850
59,793	British American Tobacco PLC (Tobacco)	2,107,705
41,057	BT Group PLC (Diversified Telecommunication Services)	125,199
4,688	Bunzl PLC (Trading Companies & Distributors)	147,823
2,629	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	62,147
16,560	Burford Capital Ltd. (Capital Markets)	399,813
74,728	Cairn Energy PLC* (Oil, Gas & Consumable Fuels)	183,368
15,081	Carnival PLC (Hotels, Restaurants & Leisure)	853,267
47,814	Centrica PLC (Multi-Utilities)	85,924
14,624	Clinigen Healthcare Ltd. (Life Sciences Tools & Services)	153,081
677,086	Cobham PLC* (Aerospace & Defense)	958,597

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
3,118	Coca-Cola European Partners PLC* (Beverages)	$ 146,319
76,774	Compass Group PLC (Hotels, Restaurants & Leisure)	1,642,852
9,666	Computacenter PLC (IT Services)	132,744
1,609	Croda International PLC (Chemicals)	101,871
2,837	Diageo PLC (Beverages)	108,278
108,225	Direct Line Insurance Group PLC (Insurance)	478,358
62,140	DS Smith PLC (Containers & Packaging)	275,583
72,632	Experian PLC (Professional Services)	1,823,613
17,437	Ferroglobe PLC (Metals & Mining)	39,931
25,649	GlaxoSmithKline PLC (Pharmaceuticals)	498,221
24,159	GVC Holdings PLC (Hotels, Restaurants & Leisure)	212,884
5,529	Halma PLC (Electronic Equipment, Instruments & Components)	101,689
9,846	Hammerson PLC (Equity Real Estate Investment Trusts (REITs))	48,135
3,281	Hargreaves Lansdown PLC (Capital Markets)	70,455
135,709	Hays PLC (Professional Services)	269,094
9,964	Hikma Pharmaceuticals PLC (Pharmaceuticals)	210,798
8,713	HSBC Holdings PLC (Banks)	73,366
54,610	Ibstock PLC(a) (Construction Materials)	173,910
4,243	IHS Markit Ltd.* (Professional Services)	220,297
32,701	Inchcape PLC (Distributors)	246,057
17,595	Informa PLC (Media)	156,284
31,855	Intermediate Capital Group PLC (Capital Markets)	425,237
105,769	J Sainsbury PLC (Food & Staples Retailing)	396,047
57,988	JD Sports Fashion PLC (Specialty Retail)	352,643
13,364	Johnson Matthey PLC (Chemicals)	533,885
5,511	Just Eat PLC* (Internet & Direct Marketing Retail)	50,362
19,883	KAZ Minerals PLC (Metals & Mining)	155,253
10,399	Keywords Studios PLC (IT Services)	163,435
32,071	Kingfisher PLC (Specialty Retail)	93,691
6,189	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	70,383
1,148,412	Lloyds Banking Group PLC (Banks)	875,508

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
37,607	Marks & Spencer Group PLC (Multiline Retail)	$ 142,289
34,879	Meggitt PLC (Aerospace & Defense)	236,228
48,520	Micro Focus International PLC (Software)	925,038
5,899	Mondi PLC (Paper & Forest Products)	142,656
51,625	National Express Group PLC (Road & Rail)	266,918
10,512	National Grid PLC (Multi-Utilities)	114,469
1,833	Next PLC (Multiline Retail)	116,576
2,164	Nielsen Holdings PLC (Professional Services)	55,572
4,818	NMC Health PLC (Health Care Providers & Services)	163,101
31,279	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	170,365
15,115	Pearson PLC (Media)	179,701
8,031	Pennon Group PLC (Water Utilities)	80,439
3,709	Persimmon PLC (Household Durables)	115,704
149,827	Premier Oil PLC* (Oil, Gas & Consumable Fuels)	145,198
111,865	Prudential PLC (Insurance)	2,187,646
54,795	QinetiQ Group PLC (Aerospace & Defense)	218,056
6,636	RELX PLC (Professional Services)	146,984
126,079	Rentokil Initial PLC (Commercial Services & Supplies)	556,782
12,894	Rightmove PLC (Interactive Media & Services)	79,845
3,709	Rio Tinto PLC (Metals & Mining)	205,190
110,372	Rolls-Royce Holdings PLC* (Aerospace & Defense)	1,282,902
21,954	Royal Bank of Scotland Group PLC (Banks)	69,643
7,020	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	217,623
55,503	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	1,723,293
17,998	Royal Mail PLC (Air Freight & Logistics)	63,414
26,160	RPC Group PLC (Containers & Packaging)	272,385
11,355	RSA Insurance Group PLC (Insurance)	76,565
947	Schroders PLC (Capital Markets)	32,486
17,796	Segro PLC (Equity Real Estate Investment Trusts (REITs))	151,278
5,515	Smith & Nephew PLC (Health Care Equipment & Supplies)	103,895

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
2,778	Smiths Group PLC (Industrial Conglomerates)	$ 52,753
16,359	Softcat PLC (IT Services)	149,533
1,018	Spirax-Sarco Engineering PLC (Machinery)	85,614
102,390	SSE PLC (Electric Utilities)	1,574,044
37,476	SSP Group PLC (Hotels, Restaurants & Leisure)	328,014
6,366	Standard Chartered PLC (Banks)	51,342
25,101	Taylor Wimpey PLC (Household Durables)	54,425
1,700	TechnipFMC PLC (Energy Equipment & Services)	39,032
10,988	Tesco PLC (Food & Staples Retailing)	32,167
17,735	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	133,599
1,629	The Weir Group PLC (Machinery)	32,237
4,226	Travis Perkins PLC (Trading Companies & Distributors)	67,926
7,695	United Utilities Group PLC (Water Utilities)	84,161
35,038	Vesuvius PLC (Machinery)	258,768
573,947	Vodafone Group PLC (Wireless Telecommunication Services)	1,046,755
1,338	Whitbread PLC (Hotels, Restaurants & Leisure)	85,733
87,771	William Hill PLC (Hotels, Restaurants & Leisure)	203,148
42,751	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	131,466

		39,168,028

United States – 40.7%
218	3M Co. (Industrial Conglomerates)	43,665
12,117	AAR Corp. (Aerospace & Defense)	456,569
3,181	Abbott Laboratories (Health Care Equipment & Supplies)	232,149
18,450	AbbVie, Inc. (Biotechnology)	1,481,350
7,395	ABM Industries, Inc. (Commercial Services & Supplies)	252,835
18,082	ACCO Brands Corp. (Commercial Services & Supplies)	159,664
5,800	Activision Blizzard, Inc. (Entertainment)	273,992
1,775	Acuity Brands, Inc. (Electrical Equipment)	214,615
3,306	Adobe, Inc.* (Software)	819,293
500	Adtalem Global Education, Inc.* (Diversified Consumer Services)	24,450
1,391	Advance Auto Parts, Inc. (Specialty Retail)	221,447

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
6,299	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	$ 153,759
10,654	Aegion Corp.* (Construction & Engineering)	193,370
18,400	AES Corp. (Independent Power and Renewable Electricity Producers)	301,576
900	Affiliated Managers Group, Inc. (Capital Markets)	94,455
11,520	Aflac, Inc. (Insurance)	549,504
1,348	Agilent Technologies, Inc. (Life Sciences Tools & Services)	102,515
10,646	Air Lease Corp. (Trading Companies & Distributors)	403,909
1,058	Air Products & Chemicals, Inc. (Chemicals)	173,925
3,576	Akamai Technologies, Inc.* (IT Services)	232,798
4,945	Alamo Group, Inc. (Machinery)	425,913
785	Albemarle Corp. (Chemicals)	63,373
338	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	44,518
1,531	Alexion Pharmaceuticals, Inc.* (Biotechnology)	188,252
272	Alleghany Corp. (Insurance)	171,784
3,224	Allegiant Travel Co. (Airlines)	419,120
4,837	Alliant Energy Corp. (Electric Utilities)	215,101
3,131	Ally Financial, Inc. (Consumer Finance)	81,594
850	Alphabet, Inc. Class A* (Interactive Media & Services)	957,006
2,426	Alphabet, Inc. Class C* (Interactive Media & Services)	2,708,314
1,639	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,816,998
6,551	AMC Networks, Inc. Class A* (Media)	412,320
1,838	Amdocs Ltd. (IT Services)	102,707
7,236	Ameren Corp. (Multi-Utilities)	501,744
2,155	American Electric Power Co., Inc. (Electric Utilities)	170,504
700	American Equity Investment Life Holding Co. (Insurance)	21,924
3,195	American Express Co. (Consumer Finance)	328,126
3,172	American International Group, Inc. (Insurance)	137,126
600	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	103,704
2,679	American Water Works Co., Inc. (Water Utilities)	256,300

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,300	Ameriprise Financial, Inc. (Capital Markets)	$ 417,780
15,796	Ameris Bancorp (Banks)	599,458
8,946	AMERISAFE, Inc. (Insurance)	531,482
9,493	AmerisourceBergen Corp. (Health Care Providers & Services)	791,431
1,174	AMETEK, Inc. (Electrical Equipment)	85,585
1,170	Amgen, Inc. (Biotechnology)	218,919
20,250	Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	248,670
1,856	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	163,180
5,512	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	260,883
1,800	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	177,948
2,302	Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	139,754
23,282	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	243,064
1,098	ANSYS, Inc.* (Software)	180,456
1,032	Anthem, Inc. (Health Care Providers & Services)	312,696
5,467	Apache Corp. (Oil, Gas & Consumable Fuels)	179,427
3,852	Apergy Corp.* (Energy Equipment & Services)	129,504
11,100	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,847,484
7,064	Arch Capital Group Ltd.* (Insurance)	207,328
15,292	Archer-Daniels-Midland Co. (Food Products)	686,611
21,795	Arconic, Inc. (Aerospace & Defense)	410,182
88,500	Ares Capital Corp. (Capital Markets)	1,442,550
8,488	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	122,227
560	Arista Networks, Inc.* (Communications Equipment)	120,277
6,469	Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	46,512
900	Armstrong World Industries, Inc. (Building Products)	61,236
2,059	Arthur J. Gallagher & Co. (Insurance)	153,828
3,584	ASGN, Inc.* (Professional Services)	225,756
1,678	Aspen Insurance Holdings Ltd. (Insurance)	70,023

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,000	Associated Banc-Corp. (Banks)	$ 21,650
12,514	Assured Guaranty Ltd. (Insurance)	507,568
100,069	AT&T, Inc. (Diversified Telecommunication Services)	3,008,074
6,278	AtriCure, Inc.* (Health Care Equipment & Supplies)	194,304
1,664	Autodesk, Inc.* (Software)	244,941
1,600	Autoliv, Inc. (Auto Components)	127,760
400	Automatic Data Processing, Inc. (IT Services)	55,936
238	AutoZone, Inc.* (Specialty Retail)	201,667
764	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	147,391
3,700	Avnet, Inc. (Electronic Equipment, Instruments & Components)	152,440
5,600	AVX Corp. (Electronic Equipment, Instruments & Components)	99,400
18,070	Axis Capital Holdings Ltd. (Insurance)	967,648
5,113	Balchem Corp. (Chemicals)	424,481
3,333	Ball Corp. (Containers & Packaging)	174,249
48,387	Bank of America Corp. (Banks)	1,377,578
8,773	BankUnited, Inc. (Banks)	296,615
2,617	Bausch Health Cos, Inc.* (Pharmaceuticals)	64,252
4,221	Baxter International, Inc. (Health Care Equipment & Supplies)	305,980
5,816	BB&T Corp. (Banks)	283,821
443	Becton Dickinson & Co. (Health Care Equipment & Supplies)	110,511
6,061	Belden, Inc. (Electronic Equipment, Instruments & Components)	324,930
15,184	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	3,120,919
3,142	Best Buy Co., Inc. (Specialty Retail)	186,132
1,570	Biogen, Inc.* (Biotechnology)	524,035
5,941	Blackbaud, Inc. (Software)	425,376
9,738	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	335,864
15,645	BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	268,468
414	Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	758,783

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,385	Booz Allen Hamilton Holding Corp. (IT Services)	$ 117,175
1,891	BorgWarner, Inc. (Auto Components)	77,342
11,042	Boston Private Financial Holdings, Inc. (Banks)	128,087
5,565	Boston Scientific Corp.* (Health Care Equipment & Supplies)	212,305
4,900	Bristol-Myers Squibb Co. (Pharmaceuticals)	241,913
2,065	Broadridge Financial Solutions, Inc. (IT Services)	208,214
9,386	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	292,186
5,144	Brown-Forman Corp. Class B (Beverages)	243,054
2,483	Bunge Ltd. (Food Products)	136,739
1,192	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	103,430
3,978	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	99,251
4,750	Cactus, Inc. Class A* (Energy Equipment & Services)	155,895
7,932	Cadence BanCorp (Banks)	148,725
7,723	Cadence Design Systems, Inc.* (Software)	370,936
9,752	Cambrex Corp.* (Life Sciences Tools & Services)	425,675
2,334	Campbell Soup Co. (Food Products)	82,694
6,668	Cantel Medical Corp. (Health Care Equipment & Supplies)	542,909
7,340	Capital One Financial Corp. (Consumer Finance)	591,531
1,900	CarMax, Inc.* (Specialty Retail)	111,682
18,811	Catalent, Inc.* (Pharmaceuticals)	694,690
1,100	Caterpillar, Inc. (Machinery)	146,476
15,179	Cathay General Bancorp (Banks)	563,444
1,900	CBRE Group, Inc. Class A* (Real Estate Management & Development)	86,925
1,237	CDK Global, Inc. (Software)	60,502
2,793	CDW Corp. (Electronic Equipment, Instruments & Components)	232,573
545	Celanese Corp. (Chemicals)	52,189
6,900	Celgene Corp.* (Biotechnology)	610,374
3,441	Centene Corp.* (Health Care Providers & Services)	449,291
10,427	CenterPoint Energy, Inc. (Multi-Utilities)	322,403
4,364	CenterState Bank Corp. (Banks)	108,227
7,904	Central Garden & Pet Co.* (Household Products)	309,916

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
13,561	Central Garden & Pet Co. Class A* (Household Products)	$ 483,043
8,611	CenturyLink, Inc. (Diversified Telecommunication Services)	131,921
6,258	Chatham Lodging Trust (Equity Real Estate Investment Trusts (REITs))	126,474
836	Chemed Corp. (Health Care Providers & Services)	249,078
11,172	Chevron Corp. (Oil, Gas & Consumable Fuels)	1,280,870
364	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	192,778
3,282	Church & Dwight Co., Inc. (Household Products)	212,050
4,479	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	411,978
7,562	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	171,809
10,612	Ciena Corp.* (Communications Equipment)	404,211
3,478	Cigna Corp. (Health Care Providers & Services)	694,939
1,078	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	81,217
3,113	Cincinnati Financial Corp. (Insurance)	252,527
982	Cintas Corp. (Commercial Services & Supplies)	184,135
23,830	Cisco Systems, Inc. (Communications Equipment)	1,126,921
1,826	CIT Group, Inc. (Banks)	84,343
28,835	Citigroup, Inc. (Banks)	1,858,704
4,979	Citizens Financial Group, Inc. (Banks)	168,888
1,421	Citrix Systems, Inc. (Software)	145,709
3,158	CME Group, Inc. (Capital Markets)	575,640
5,579	CMS Energy Corp. (Multi-Utilities)	290,889
9,065	Cognizant Technology Solutions Corp. Class A (IT Services)	631,649
9,975	Cohen & Steers, Inc. (Capital Markets)	375,359
1,121	Colgate-Palmolive Co. (Household Products)	72,506
5,333	Columbia Banking System, Inc. (Banks)	195,988
18,763	Comcast Corp. Class A (Media)	686,163
3,002	Comerica, Inc. (Banks)	236,377
9,900	CommScope Holding Co., Inc.* (Communications Equipment)	207,009

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,183	Compass Minerals International, Inc. (Metals & Mining)	$ 218,562
4,140	Conagra Brands, Inc. (Food Products)	89,590
2,006	Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	240,399
7,997	ConocoPhillips (Oil, Gas & Consumable Fuels)	541,317
3,296	Consolidated Edison, Inc. (Multi-Utilities)	255,934
402	Constellation Brands, Inc. Class A (Beverages)	69,811
3,205	Cooper Tire & Rubber Co. (Auto Components)	112,816
3,781	Copart, Inc.* (Commercial Services & Supplies)	191,432
3,731	Corning, Inc. (Electronic Equipment, Instruments & Components)	124,093
187	CoStar Group, Inc.* (Professional Services)	73,068
727	Costco Wholesale Corp. (Food & Staples Retailing)	156,036
9,188	Coty, Inc. Class A* (Personal Products)	71,299
9,007	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	79,712
9,168	CSX Corp. (Road & Rail)	602,338
1,266	Cummins, Inc. (Machinery)	186,241
1,004	Curtiss-Wright Corp. (Aerospace & Defense)	113,974
32,357	CVS Health Corp. (Health Care Providers & Services)	2,121,001
3,760	D.R. Horton, Inc. (Household Durables)	144,572
3,189	Danaher Corp. (Health Care Equipment & Supplies)	353,724
2,174	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	228,118
3,024	DaVita, Inc.* (Health Care Providers & Services)	169,737
4,237	Delta Air Lines, Inc. (Airlines)	209,435
4,072	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	170,820
21,509	Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	311,880
1,419	Dollar General Corp. (Multiline Retail)	163,795
1,141	Dollar Tree, Inc.* (Multiline Retail)	110,483
3,662	Dover Corp. (Machinery)	321,633
1,392	DowDuPont, Inc. (Chemicals)	74,904
4,151	Dril-Quip, Inc.* (Energy Equipment & Services)	155,413

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,630	DTE Energy Co. (Multi-Utilities)	$ 309,683
2,523	Duke Energy Corp. (Electric Utilities)	221,469
5,758	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	168,364
7,222	DXC Technology Co. (IT Services)	463,075
1,514	Eastman Chemical Co. (Chemicals)	122,059
13,400	eBay, Inc.* (Internet & Direct Marketing Retail)	450,910
11,453	Ecolab, Inc. (Chemicals)	1,811,521
2,787	Edison International (Electric Utilities)	158,775
2,435	Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	414,973
18,075	Electronic Arts, Inc.* (Entertainment)	1,667,238
5,678	Eli Lilly & Co. (Pharmaceuticals)	680,565
3,700	EMCOR Group, Inc. (Construction & Engineering)	241,351
2,688	Emerson Electric Co. (Electrical Equipment)	175,983
3,869	Energizer Holdings, Inc. (Household Products)	183,391
7,224	EnerSys (Electrical Equipment)	615,918
13,462	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	444,919
14,525	Entercom Communications Corp. Class A (Media)	106,468
3,371	Entergy Corp. (Electric Utilities)	300,659
1,233	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	122,314
5,509	EPAM Systems, Inc.* (IT Services)	779,413
1,976	Equity Residential (Equity Real Estate Investment Trusts (REITs))	143,379
8,952	Essent Group Ltd.* (Thrifts & Mortgage Finance)	355,842
1,287	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	349,034
1,543	Evercore, Inc. Class A (Capital Markets)	138,021
4,958	Everest Re Group Ltd. (Insurance)	1,086,050
5,478	Evergy, Inc. (Electric Utilities)	313,999
2,983	Eversource Energy (Electric Utilities)	207,050
20,082	Exelon Corp. (Electric Utilities)	959,116
6,858	ExlService Holdings, Inc.* (IT Services)	394,335

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
676	Expedia Group, Inc. (Internet & Direct Marketing Retail)	$ 80,613
2,130	Expeditors International of Washington, Inc. (Air Freight & Logistics)	147,609
15,700	Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	268,470
14,017	Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	55,227
19,240	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,409,907
1,074	F5 Networks, Inc.* (Communications Equipment)	172,860
15,205	Facebook, Inc. Class A* (Interactive Media & Services)	2,534,521
844	Fastenal Co. (Trading Companies & Distributors)	51,028
882	FedEx Corp. (Air Freight & Logistics)	156,617
5,809	Ferro Corp.* (Chemicals)	96,836
17,993	Ferroglobe Representation & Warranty Insurance Trust*(b) (Metals & Mining)	—
2,320	Fidelity National Financial, Inc. (Insurance)	83,891
1,429	Fidelity National Information Services, Inc. (IT Services)	149,373
6,919	Fifth Third Bancorp (Banks)	185,568
647	First Citizens BancShares, Inc. Class A (Banks)	263,672
10,203	First Hawaiian, Inc. (Banks)	262,523
4,533	First Merchants Corp. (Banks)	166,044
5,728	First Midwest Bancorp, Inc. (Banks)	126,131
2,011	FirstCash, Inc. (Consumer Finance)	165,767
11,805	FirstEnergy Corp. (Electric Utilities)	462,756
2,015	Fiserv, Inc.* (IT Services)	167,104
7,971	Five Below, Inc.* (Specialty Retail)	986,252
1,300	Foot Locker, Inc. (Specialty Retail)	72,657
5,679	Ford Motor Co. (Automobiles)	49,975
3,601	Fortive Corp. (Machinery)	270,039
1,249	Fortune Brands Home & Security, Inc. (Building Products)	56,580
26,327	Forum Energy Technologies, Inc.* (Energy Equipment & Services)	129,266
300	Forward Air Corp. (Air Freight & Logistics)	17,559
2,733	Franklin Resources, Inc. (Capital Markets)	80,924
6,078	Freeport-McMoRan, Inc. (Metals & Mining)	70,748

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,621	Fresh Del Monte Produce, Inc. (Food Products)	$ 147,780
5,207	FTI Consulting, Inc.* (Professional Services)	355,742
8,081	General Dynamics Corp. (Aerospace & Defense)	1,383,225
64,400	General Electric Co. (Industrial Conglomerates)	654,304
2,614	General Mills, Inc. (Food Products)	116,166
2,444	General Motors Co. (Automobiles)	95,365
4,640	Genuine Parts Co. (Distributors)	463,165
7,400	Gilead Sciences, Inc. (Biotechnology)	518,074
15,703	Glacier Bancorp, Inc. (Banks)	662,353
4,871	Global Indemnity Ltd. (Insurance)	160,256
17,909	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	806,800
10,877	Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,010,908
2,106	Granite Construction, Inc. (Construction & Engineering)	91,021
49,104	Graphic Packaging Holding Co. (Containers & Packaging)	592,685
1,355	Group 1 Automotive, Inc. (Specialty Retail)	82,696
7,218	Hanmi Financial Corp. (Banks)	158,291
2,484	Harris Corp. (Aerospace & Defense)	380,499
2,121	Hasbro, Inc. (Leisure Products)	192,078
3,412	HCA Healthcare, Inc. (Health Care Providers & Services)	475,735
9,433	HCP, Inc. (Equity Real Estate Investment Trusts (REITs))	297,517
8,537	Healthcare Services Group, Inc. (Commercial Services & Supplies)	372,384
21,015	Heartland Express, Inc. (Road & Rail)	420,510
2,986	Helen of Troy Ltd.* (Household Durables)	346,495
2,053	Henry Schein, Inc.* (Health Care Providers & Services)	159,518
4,655	Hess Corp. (Oil, Gas & Consumable Fuels)	251,370
30,653	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	477,880
31,295	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,330,852
700	HMS Holdings Corp.* (Health Care Technology)	20,993
2,698	Hologic, Inc.* (Health Care Equipment & Supplies)	119,791

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,874	Honeywell International, Inc. (Industrial Conglomerates)	$ 700,053
5,232	Hormel Foods Corp. (Food Products)	221,418
22,228	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	401,438
19,893	HP, Inc. (Technology Hardware, Storage & Peripherals)	438,243
5,940	HubSpot, Inc.* (Software)	940,361
995	Humana, Inc. (Health Care Providers & Services)	307,445
336	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	69,367
2,463	Huron Consulting Group, Inc.* (Professional Services)	119,086
1,555	IAC/InterActiveCorp.* (Interactive Media & Services)	328,540
4,989	IBERIABANK Corp. (Banks)	368,637
7,430	ICF International, Inc. (Professional Services)	489,786
4,554	ICU Medical, Inc.* (Health Care Equipment & Supplies)	1,133,035
5,350	IDACORP, Inc. (Electric Utilities)	521,625
1,128	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	240,016
950	Illumina, Inc.* (Life Sciences Tools & Services)	265,801
1,278	Ingredion, Inc. (Food Products)	126,522
7,327	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	336,456
8,813	Installed Building Products, Inc.* (Household Durables)	371,115
2,550	Insulet Corp.* (Health Care Equipment & Supplies)	207,035
24,834	Intel Corp. (Semiconductors & Semiconductor Equipment)	1,170,178
2,603	Intercontinental Exchange, Inc. (Capital Markets)	199,806
5,300	International Business Machines Corp. (IT Services)	712,426
851	International Flavors & Fragrances, Inc. (Chemicals)	120,655
768	Intuit, Inc. (Software)	165,750
441	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	230,925
6,300	Invesco Ltd. (Capital Markets)	114,786
1,382	IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	178,292
1,912	J.B. Hunt Transport Services, Inc. (Road & Rail)	204,660
6,520	Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	68,656

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
8,900	Jefferies Financial Group, Inc. (Diversified Financial Services)	$ 185,209
3,859	John Bean Technologies Corp. (Machinery)	306,559
7,561	Johnson & Johnson (Pharmaceuticals)	1,006,218
13,735	JPMorgan Chase & Co. (Banks)	1,421,572
6,279	Juniper Networks, Inc. (Communications Equipment)	162,877
1,620	Kansas City Southern (Road & Rail)	171,315
3,628	Kellogg Co. (Food Products)	214,088
8,400	Keurig Dr Pepper, Inc. (Beverages)	228,648
1,100	KeyCorp. (Banks)	18,117
1,300	Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	96,226
458	Kimberly-Clark Corp. (Household Products)	51,012
26,664	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	482,618
80,206	KKR & Co, Inc. Class A (Capital Markets)	1,800,625
595	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	63,409
53,950	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,712,912
5,191	Kohl’s Corp. (Multiline Retail)	356,570
2,700	Korn Ferry (Professional Services)	123,120
335,382	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	1,720,510
1,350	L3 Technologies, Inc. (Aerospace & Defense)	265,788
6,402	La-Z-Boy, Inc. (Household Durables)	189,627
2,346	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	326,915
3,794	LCI Industries (Auto Components)	312,777
735	Lear Corp. (Auto Components)	113,139
3,939	Lennar Corp. Class A (Household Durables)	186,787
4,638	LHC Group, Inc.* (Health Care Providers & Services)	490,376
5,210	Lincoln National Corp. (Insurance)	304,733
12,259	Lithia Motors, Inc. Class A (Specialty Retail)	1,090,438
3,253	LKQ Corp.* (Distributors)	85,294
1,230	Lockheed Martin Corp. (Aerospace & Defense)	356,319
2,931	Loews Corp. (Insurance)	140,395
1,196	Lowe’s Cos., Inc. (Specialty Retail)	115,007

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,234	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	$ 182,398
4,700	LyondellBasell Industries NV Class A (Chemicals)	408,759
2,506	M&T Bank Corp. (Banks)	412,337
11,620	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	209,509
3,100	Macquarie Infrastructure Corp. (Transportation Infrastructure)	133,827
10,366	Macy’s, Inc. (Multiline Retail)	272,626
19,575	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	309,089
12,619	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	836,135
261	Markel Corp.* (Insurance)	274,966
5,213	Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	597,045
2,055	Marsh & McLennan Cos., Inc. (Insurance)	181,230
4,794	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	88,833
18,388	Mastercard, Inc. Class A (IT Services)	3,882,258
31,148	Matador Resources Co.* (Oil, Gas & Consumable Fuels)	607,386
4,475	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	242,858
3,166	MAXIMUS, Inc. (IT Services)	222,032
1,394	McCormick & Co., Inc. (Food Products)	172,354
2,221	McDonald’s Corp. (Hotels, Restaurants & Leisure)	397,070
12,863	McKesson Corp. (Health Care Providers & Services)	1,649,680
5,700	MDU Resources Group, Inc. (Multi-Utilities)	146,547
8,368	Medidata Solutions, Inc.* (Health Care Technology)	593,793
2,000	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	128,800
12,812	Merck & Co., Inc. (Pharmaceuticals)	953,597
15,381	Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	243,558
12,241	MetLife, Inc. (Insurance)	559,046
2,420	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,544,347
41,744	MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	305,984

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
5,997	MGM Resorts International (Hotels, Restaurants & Leisure)	$ 176,552
3,049	Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	116,533
57,142	Microsoft Corp. (Software)	5,967,339
569	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	57,628
4,244	Minerals Technologies, Inc. (Chemicals)	248,571
8,686	Mobile Mini, Inc. (Commercial Services & Supplies)	328,244
917	Mohawk Industries, Inc.* (Household Durables)	118,100
1,493	Molson Coors Brewing Co. Class B (Beverages)	99,449
3,254	Mondelez International, Inc. Class A (Food Products)	150,530
3,395	Moody’s Corp. (Capital Markets)	538,141
12,229	Morgan Stanley (Capital Markets)	517,287
2,570	Motorola Solutions, Inc. (Communications Equipment)	300,459
1,426	MSCI, Inc. (Capital Markets)	242,805
1,717	Nasdaq, Inc. (Capital Markets)	151,165
15,605	National General Holdings Corp. (Insurance)	376,861
5,668	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	471,918
1,500	National Instruments Corp. (Electronic Equipment, Instruments & Components)	66,330
74,536	National Oilwell Varco, Inc. (Energy Equipment & Services)	2,197,321
33,585	Navient Corp. (Consumer Finance)	382,869
9,401	Navigant Consulting, Inc. (Professional Services)	243,674
7,865	NCR Corp.* (Technology Hardware, Storage & Peripherals)	210,389
1,426	Nektar Therapeutics* (Pharmaceuticals)	60,377
7,223	Nelnet, Inc. Class A (Consumer Finance)	379,930
3,482	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	222,047
3,266	NETGEAR, Inc.* (Communications Equipment)	129,366
75,225	New Residential Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,277,320
10,000	Newell Brands, Inc. (Household Durables)	212,100

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
7,923	Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	$ 144,832
6,314	Newmont Mining Corp. (Metals & Mining)	215,371
4,884	NextEra Energy, Inc. (Electric Utilities)	874,138
9,058	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	741,669
8,881	NiSource, Inc. (Multi-Utilities)	242,274
5,167	NMI Holdings, Inc. Class A* (Thrifts & Mortgage Finance)	113,674
7,614	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	170,097
3,509	Norfolk Southern Corp. (Road & Rail)	588,600
9,713	NorthWestern Corp. (Multi-Utilities)	620,758
2,441	Norwegian Cruise Line Holdings Ltd.* (Hotels, Restaurants & Leisure)	125,541
6,100	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	249,551
3,700	Nuance Communications, Inc.* (Software)	58,719
3,568	Nucor Corp. (Metals & Mining)	218,504
30	NVR, Inc.* (Household Durables)	79,800
355	O’Reilly Automotive, Inc.* (Specialty Retail)	122,354
7,644	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	510,466
10,000	OneMain Holdings, Inc.* (Consumer Finance)	298,900
35,423	Oracle Corp. (Software)	1,779,297
1,700	Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	35,275
11,094	Owens-Illinois, Inc. (Containers & Packaging)	222,657
5,140	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	393,621
15,936	Pacific Premier Bancorp, Inc.* (Banks)	474,096
2,400	Packaging Corp. of America (Containers & Packaging)	226,368
8,730	Parker-Hannifin Corp. (Machinery)	1,438,791
9,405	Patrick Industries, Inc.* (Building Products)	375,259
4,144	Patterson Cos., Inc. (Health Care Providers & Services)	92,370
1,176	Paychex, Inc. (IT Services)	83,261
7,616	Paylocity Holding Corp.* (Software)	540,964

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,877	Peapack Gladstone Financial Corp. (Banks)	$ 76,787
13,060	Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	418,573
7,089	PepsiCo, Inc. (Beverages)	798,718
21,584	Performance Food Group Co.* (Food & Staples Retailing)	737,309
11,949	Pfizer, Inc. (Pharmaceuticals)	507,235
5,800	Philip Morris International, Inc. (Tobacco)	444,976
8,622	Phillips 66 (Oil, Gas & Consumable Fuels)	822,625
2,530	Pinnacle West Capital Corp. (Electric Utilities)	222,944
17,131	PolyOne Corp. (Chemicals)	554,530
2,104	Portland General Electric Co. (Electric Utilities)	101,665
3,998	Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	263,868
470	PPG Industries, Inc. (Chemicals)	49,557
6,488	PPL Corp. (Electric Utilities)	203,204
13,715	PQ Group Holdings, Inc.* (Chemicals)	206,411
14,631	PRA Group, Inc.* (Consumer Finance)	431,761
2,418	Preferred Bank (Banks)	112,582
21,809	Primoris Services Corp. (Construction & Engineering)	435,090
9,737	ProAssurance Corp. (Insurance)	415,380
4,980	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	344,417
4,384	Proofpoint, Inc.* (Software)	446,598
610	Prudential Financial, Inc. (Insurance)	56,205
6,688	Public Service Enterprise Group, Inc. (Multi-Utilities)	364,830
2,397	PVH Corp. (Textiles, Apparel & Luxury Goods)	261,537
38,792	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,535,445
11,746	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	494,624
5,800	Quanta Services, Inc. (Construction & Engineering)	204,972
1,433	Quest Diagnostics, Inc. (Health Care Providers & Services)	125,173
21,616	Qurate Retail, Inc.* (Internet & Direct Marketing Retail)	470,148
27,932	Radian Group, Inc. (Thrifts & Mortgage Finance)	537,412
3,522	Raytheon Co. (Aerospace & Defense)	580,285
4,487	RBC Bearings, Inc.* (Machinery)	625,578

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
11,778	Realogy Holdings Corp. (Real Estate Management & Development)	$ 209,060
3,811	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	261,778
1,151	Red Hat, Inc.* (Software)	204,694
980	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	63,700
18,998	Regions Financial Corp. (Banks)	288,200
3,354	Republic Services, Inc. (Commercial Services & Supplies)	257,285
5,183	Resideo Technologies, Inc.* (Building Products)	113,663
10,309	ResMed, Inc. (Health Care Equipment & Supplies)	981,108
8,026	Retail Properties of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	101,449
3,377	Rogers Corp.* (Electronic Equipment, Instruments & Components)	428,575
9,029	Roper Technologies, Inc. (Industrial Conglomerates)	2,557,555
2,117	Ross Stores, Inc. (Specialty Retail)	195,018
4,500	Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	361,575
8,044	S&P Global, Inc. (Capital Markets)	1,541,633
813	salesforce.com, Inc.* (Software)	123,552
600	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	109,518
3,453	Scholastic Corp. (Media)	143,956
7,339	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	235,288
1,666	Science Applications International Corp. (IT Services)	111,855
2,550	Sempra Energy (Multi-Utilities)	298,299
1,283	ServiceNow, Inc.* (Software)	282,286
20,767	Silgan Holdings, Inc. (Containers & Packaging)	573,585
7,300	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	558,450
26,850	Sirius XM Holdings, Inc. (Media)	156,536
11,014	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	299,250
12,405	Skyline Champion Corp. (Household Durables)	224,034

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
31,087	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	$ 2,270,594
1,239	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	114,521
72,653	SLM Corp.* (Consumer Finance)	778,114
13,412	Snap-on, Inc. (Machinery)	2,226,258
11,228	Southern Copper Corp. (Metals & Mining)	377,485
7,200	Southwest Airlines Co. (Airlines)	408,672
2,500	Spectrum Brands Holdings, Inc. (Household Products)	139,700
4,400	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	174,768
3,900	SPX FLOW, Inc.* (Machinery)	127,803
19,706	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	543,294
1,860	Standard Motor Products, Inc. (Auto Components)	91,438
802	Stanley Black & Decker, Inc. (Machinery)	101,405
4,922	Starbucks Corp. (Hotels, Restaurants & Leisure)	335,385
16,823	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	371,452
7,940	State Street Corp. (Capital Markets)	562,946
13,358	Steel Dynamics, Inc. (Metals & Mining)	488,769
9,070	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	296,136
11,652	Stifel Financial Corp. (Capital Markets)	557,781
3,593	Stryker Corp. (Health Care Equipment & Supplies)	638,009
8,265	Sun Hydraulics Corp. (Machinery)	292,746
29,467	SunCoke Energy, Inc.* (Metals & Mining)	331,209
4,196	SunTrust Banks, Inc. (Banks)	249,326
14,273	Superior Energy Services, Inc.* (Energy Equipment & Services)	55,807
10,301	Sykes Enterprises, Inc.* (IT Services)	283,999
19,571	Syneos Health, Inc.* (Life Sciences Tools & Services)	998,904
4,206	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	406,973
6,126	Synopsys, Inc.* (Software)	571,862
7,435	Synovus Financial Corp. (Banks)	263,348
2,687	Sysco Corp. (Food & Staples Retailing)	171,565

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
7,199	T-Mobile US, Inc.* (Wireless Telecommunication Services)	$ 501,194
1,486	T. Rowe Price Group, Inc. (Capital Markets)	138,882
6,137	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	237,563
5,980	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	257,200
4,683	Target Corp. (Multiline Retail)	341,859
900	TD Ameritrade Holding Corp. (Capital Markets)	50,355
1,100	Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	39,842
39,138	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,408,577
4,768	Tetra Tech, Inc. (Commercial Services & Supplies)	263,146
7,703	Texas Capital Bancshares, Inc.* (Banks)	448,854
15,054	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,515,637
12,659	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	770,174
4,303	Textron, Inc. (Aerospace & Defense)	229,049
1,318	The Allstate Corp. (Insurance)	115,813
4,509	The Bank of New York Mellon Corp. (Capital Markets)	235,911
655	The Boeing Co. (Aerospace & Defense)	252,581
27,575	The Charles Schwab Corp. (Capital Markets)	1,289,683
1,995	The Clorox Co. (Household Products)	296,018
10,438	The Coca-Cola Co. (Beverages)	502,381
1,000	The Cooper Cos., Inc. (Health Care Equipment & Supplies)	278,760
8,612	The Estee Lauder Cos., Inc. Class A (Personal Products)	1,174,849
9,900	The Geo Group, Inc. (Equity Real Estate Investment Trusts (REITs))	223,245
1,453	The Hanover Insurance Group, Inc. (Insurance)	165,700
3,521	The Hartford Financial Services Group, Inc. (Insurance)	165,205
1,251	The Hershey Co. (Food Products)	132,731
14,893	The Home Depot, Inc. (Specialty Retail)	2,733,312
6,653	The Interpublic Group of Cos., Inc. (Media)	151,356

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,565	The J.M. Smucker Co. (Food Products)	$ 164,137
7,084	The Kraft Heinz Co. (Food Products)	340,457
10,560	The Kroger Co. (Food & Staples Retailing)	299,165
1,386	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	63,978
7,500	The Michaels Cos., Inc.* (Specialty Retail)	103,950
18,629	The Mosaic Co. (Chemicals)	601,344
2,346	The PNC Financial Services Group, Inc. (Banks)	287,784
7,967	The Procter & Gamble Co. (Household Products)	768,576
1,939	The Progressive Corp. (Insurance)	130,475
5,680	The Sherwin-Williams Co. (Chemicals)	2,394,234
10,963	The Southern Co. (Electric Utilities)	532,802
4,020	The Timken Co. (Machinery)	171,212
8,806	The TJX Cos., Inc. (Specialty Retail)	437,922
914	The Travelers Cos., Inc. (Insurance)	114,744
25,915	The Walt Disney Co. (Entertainment)	2,890,041
9,109	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,237,808
2,423	Tiffany & Co. (Specialty Retail)	214,993
1,497	Torchmark Corp. (Insurance)	125,389
2,217	Total System Services, Inc. (IT Services)	198,665
1,471	Tractor Supply Co. (Specialty Retail)	125,623
200	TriNet Group, Inc.* (Professional Services)	9,132
1,800	TripAdvisor, Inc.* (Interactive Media & Services)	103,284
9,522	TTEC Holdings, Inc. (IT Services)	318,320
5,340	Tupperware Brands Corp. (Household Durables)	145,622
8,186	Tutor Perini Corp.* (Construction & Engineering)	140,881
2,987	Twenty-First Century Fox, Inc. Class A (Entertainment)	147,289
38,629	Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	563,597
9,103	Tyson Foods, Inc. Class A (Food Products)	563,658
3,296	U.S. Bancorp (Banks)	168,623
2,013	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	88,069

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
871	Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	$ 254,262
7,124	Umpqua Holdings Corp. (Banks)	125,952
2,328	Union Pacific Corp. (Road & Rail)	370,315
9,298	United Bankshares, Inc. (Banks)	328,870
18,274	United Parcel Service, Inc. Class B (Air Freight & Logistics)	1,926,080
569	United Rentals, Inc.* (Trading Companies & Distributors)	71,273
6,243	United Technologies Corp. (Aerospace & Defense)	737,111
12,612	UnitedHealth Group, Inc. (Health Care Providers & Services)	3,407,762
3,607	Universal Corp. (Tobacco)	208,124
13,685	Universal Forest Products, Inc. (Building Products)	421,772
2,057	Universal Health Services, Inc. Class B (Health Care Providers & Services)	272,614
14,349	Unum Group (Insurance)	498,771
3,600	Urban Outfitters, Inc.* (Specialty Retail)	116,280
7,765	US Ecology, Inc. (Commercial Services & Supplies)	494,398
6,778	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	595,244
17,587	Valvoline, Inc. (Chemicals)	388,849
1,256	Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	165,830
481	Veeva Systems, Inc. Class A* (Health Care Technology)	52,458
2,025	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	130,592
1,337	VeriSign, Inc.* (IT Services)	226,314
1,818	Verisk Analytics, Inc.* (Professional Services)	213,451
20,939	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,152,901
8,136	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	299,161
3,357	VF Corp. (Textiles, Apparel & Luxury Goods)	282,559
8,627	Viacom, Inc. Class B (Entertainment)	253,806
9,383	Virtusa Corp.* (IT Services)	455,263
17,831	Visa, Inc. Class A (IT Services)	2,407,363
728	W.W. Grainger, Inc. (Trading Companies & Distributors)	215,044
9,406	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	679,678

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
7,435	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	$ 357,400
8,747	Walmart, Inc. (Food & Staples Retailing)	838,225
9,756	Washington Federal, Inc. (Thrifts & Mortgage Finance)	283,802
1,931	Waste Management, Inc. (Commercial Services & Supplies)	184,739
2,184	WD-40 Co. (Household Products)	396,942
11,382	Webster Financial Corp. (Banks)	613,262
5,571	WEC Energy Group, Inc. (Multi-Utilities)	406,850
714	WellCare Health Plans, Inc.* (Health Care Providers & Services)	197,407
17,700	Wells Fargo & Co. (Banks)	865,707
5,251	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	406,900
14,065	WESCO International, Inc.* (Trading Companies & Distributors)	737,006
3,650	Westrock Co. (Containers & Packaging)	148,592
736	Whirlpool Corp. (Household Durables)	97,895
241	White Mountains Insurance Group Ltd. (Insurance)	215,353
12,672	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	434,776
19,049	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	474,130
3,782	Worldpay, Inc. Class A* (IT Services)	315,721
704	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	86,599
5,576	Xcel Energy, Inc. (Electric Utilities)	291,959
14,400	Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	270,288
6,852	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	767,013
2,822	XPO Logistics, Inc.* (Air Freight & Logistics)	171,521
3,163	Xylem, Inc. (Machinery)	225,395
1,952	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	183,449
3,297	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	361,219
4,396	Zions Bancorp NA (Banks)	209,206
1,841	Zoetis, Inc. (Pharmaceuticals)	158,621

		263,964,425

TOTAL COMMON STOCKS (Cost $529,145,898)		$556,280,150

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – 0.8%
Brazil – 0.3%
Banco Bradesco SA (Banks)
35,926	2.530%	$ 446,108
Banco do Estado do Rio Grande do Sul SA (Banks)
22,900	7.600	147,582
Bradespar SA (Metals & Mining)
3,500	6.910	27,013
Braskem SA Class A (Chemicals)
2,000	3.410	28,672
Cia Brasileira de Distribuicao (Food & Staples Retailing)
1,200	1.420	32,040
Cia de Transmissao de Energia Eletrica Paulista (Electric Utilities)
3,500	16.250	75,450
Cia Energetica de Minas Gerais (Electric Utilities)
13,566	4.690	51,604
Gerdau SA (Metals & Mining)
9,200	2.460	39,509
Itau Unibanco Holding SA (Banks)
750	1.740	7,979
Itausa - Investimentos Itau SA (Banks)
129,400	3.250	479,302
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
91,400	3.390	642,081
Telefonica Brasil SA (Diversified Telecommunication Services)
10,670	8.510	142,476

		2,119,816

Chile – 0.0%
Embotelladora Andina SA (Beverages)
5,199	3.820	20,133
Sociedad Quimica y Minera de Chile SA (Chemicals)
2,127	4.800	90,669

		110,802

Shares		Dividend Rate	Value

Preferred Stocks – (continued)
Colombia – 0.0%
Bancolombia SA (Banks)
1,626		2.880%	$ 17,993
Grupo Aval Acciones y Valores SA (Banks)
11,947		4.350	4,117

			22,110

Germany – 0.5%
FUCHS PETROLUB SE (Chemicals)
855		2.180	40,108
Henkel AG & Co. KgaA (Household Products)
236		2.020	22,971
Porsche Automobil Holding SE (Automobiles)
352		3.180	22,889
Volkswagen AG (Automobiles)
16,007		2.790	2,730,260

			2,816,228

Russia – 0.0%
Transneft PJSC (Oil, Gas & Consumable Fuels)
7		0.000	18,716

South Korea* – 0.0%
CJ Corp. (Industrial Conglomerates)
38		0.000	1,252

TOTAL PREFERRED STOCKS – 0.8% (Cost $3,918,382)			$ 5,088,924

Shares	Description	Expiration Date	Value

Right* – 0.0%
Spain – 0.0%
ACS Actividades de Construccion y Servicios SA (Construction & Engineering)
1,209		02/05/19	$ 664
(Cost $ 618)

Shares	Description	Value

Exchange Traded Funds – 9.8%
446,257	iShares Core MSCI EAFE ETF	$ 26,186,361
150,541	Vanguard S&P 500 ETF	37,335,673

TOTAL EXCHANGE TRADED FUNDS (Cost $61,712,424)		$ 63,522,034

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Dividend Rate		Value

Investment Company(c) – 3.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
24,394,313	2.364%		$ 24,394,313
(Cost $24,394,313)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $619,171,635)			$649,286,085

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(d) – 0.0%
U.S. Treasury Obligations – 0.0%
United States Treasury Bills
$50,000	0.000%	03/21/19	$ 49,844
25,000	2.378	03/21/19	24,922

TOTAL SHORT-TERM INVESTMENTS (Cost $74,510)			$ 74,766

TOTAL INVESTMENTS – 100.2% (Cost $619,246,145)			$649,360,851

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,098,620)

NET ASSETS – 100.0%			$648,262,231

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,041,308, which represents approximately 0.6% of the Fund’s net assets as of January 31, 2019. The liquidity determination is unaudited.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Bank of America Securities LLC	HKD	46,978,265	USD	5,998,582	03/20/19	$60
	ILS	46,650	USD	12,563	03/20/19	310
	JPY	72,255,560	USD	662,362	03/20/19	3,652
	NOK	20,040	USD	2,322	03/20/19	59
	SEK	19,104,635	USD	2,119,055	03/20/19	616
	USD	4,232,790	AUD	5,729,905	03/20/19	64,800
	USD	4,277,100	CHF	4,212,060	03/20/19	21,462
	USD	1,142,503	DKK	7,408,945	03/20/19	1,486
	USD	14,161,964	EUR	12,314,830	03/20/19	7,000
	USD	6,026,369	HKD	46,978,265	03/20/19	27,727
	USD	211,159	NZD	303,520	03/20/19	1,146
	USD	2,148,285	SEK	19,104,635	03/20/19	28,615
BNP Paribas SA	USD	5,688,427	AUD	7,800,000	03/04/19	15,877
	USD	7,031,237	CHF	6,960,000	03/04/19	10,918
	USD	1,394,087	DKK	9,050,000	03/04/19	2,498
	USD	25,598,838	EUR	22,260,000	03/04/19	50,504
	USD	13,631,471	GBP	10,350,000	03/04/19	34,011
	USD	231,539	ILS	840,000	03/04/19	7
	USD	20,070,283	JPY	2,180,000,000	03/04/19	5,694
	USD	600,122	NOK	5,050,000	03/04/19	454
	USD	187,335	NZD	270,000	03/04/19	575
	USD	1,108,458	SGD	1,490,000	03/04/19	845
Commonwealth Bank of Australia	HKD	44,889,805	USD	5,731,912	03/20/19	55
	SEK	10,116,645	USD	1,122,232	03/20/19	216
	USD	3,123,003	AUD	4,227,455	03/20/19	47,910
	USD	4,207,925	CHF	4,143,460	03/20/19	21,597
	USD	714,207	DKK	4,630,925	03/20/19	1,019
	USD	17,726,525	EUR	15,412,560	03/20/19	10,955
	USD	5,759,929	HKD	44,889,805	03/20/19	27,962
	USD	141,013	NZD	202,690	03/20/19	767
	USD	1,137,353	SEK	10,116,645	03/20/19	14,906
JPMorgan Securities, Inc.	USD	1,896,142	AUD	2,600,000	03/04/19	5,292
	USD	2,333,643	CHF	2,310,000	03/04/19	3,624
	USD	463,669	DKK	3,010,000	03/04/19	832
	USD	8,521,446	EUR	7,410,000	03/04/19	16,812
	USD	4,537,238	GBP	3,445,000	03/04/19	11,320
	USD	77,180	ILS	280,000	03/04/19	2
	USD	6,674,750	JPY	725,000,000	03/04/19	1,894
	USD	202,021	NOK	1,700,000	03/04/19	153
	USD	62,445	NZD	90,000	03/04/19	191
	USD	371,966	SGD	500,000	03/04/19	284
State Street Bank and Trust	JPY	2,431,018	USD	22,216	02/01/19	104
	JPY	2,768,221	USD	25,309	02/04/19	114

TOTAL						$444,325

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Bank of America Securities LLC	AUD	6,217,335	USD	4,536,491	03/20/19	$(13,939)
	CHF	4,212,060	USD	4,263,529	03/20/19	(7,892)
	DKK	7,408,945	USD	1,143,265	03/20/19	(2,247)
	EUR	12,314,830	USD	14,183,987	03/20/19	(29,023)
	GBP	5,729,970	USD	7,554,765	03/20/19	(20,398)
	ILS	924,760	USD	255,283	03/20/19	(96)
	JPY	1,685,177,860	USD	15,538,525	03/20/19	(5,447)
	NOK	5,069,420	USD	603,086	03/20/19	(674)
	NZD	343,140	USD	238,244	03/20/19	(818)
	SGD	1,156,980	USD	861,333	03/20/19	(958)
	USD	343,586	AUD	487,430	03/20/19	(10,976)
	USD	7,361,081	GBP	5,729,970	03/20/19	(173,287)
	USD	262,587	ILS	971,410	03/20/19	(5,474)
	USD	15,719,300	JPY	1,757,433,420	03/20/19	(479,791)
	USD	603,834	NOK	5,089,460	03/20/19	(959)
	USD	26,601	NZD	39,620	03/20/19	(813)
	USD	850,518	SGD	1,156,980	03/20/19	(9,856)
BNP Paribas SA	USD	2,919,634	HKD	22,880,000	03/04/19	(217)
	USD	2,192,819	SEK	19,800,000	03/04/19	(1,005)
Commonwealth Bank of Australia	AUD	4,227,455	USD	3,084,757	03/20/19	(9,664)
	CHF	4,143,460	USD	4,194,316	03/20/19	(7,988)
	DKK	4,630,925	USD	714,642	03/20/19	(1,454)
	EUR	15,412,560	USD	17,752,449	03/20/19	(36,878)
	GBP	8,454,940	USD	11,147,847	03/20/19	(30,403)
	ILS	799,980	USD	220,849	03/20/19	(95)
	JPY	1,280,482,140	USD	11,807,163	03/20/19	(4,357)
	NOK	3,515,240	USD	418,210	03/20/19	(484)
	NZD	202,690	USD	140,736	03/20/19	(490)
	SGD	872,970	USD	649,924	03/20/19	(750)
	USD	10,863,968	GBP	8,454,940	03/20/19	(253,476)
	USD	216,132	ILS	799,980	03/20/19	(4,622)
	USD	11,453,554	JPY	1,280,482,140	03/20/19	(349,252)
	USD	417,007	NOK	3,515,240	03/20/19	(719)
	USD	641,824	SGD	872,970	03/20/19	(7,350)
JPMorgan Securities, Inc.	USD	76,046	CAD	100,000	02/01/19	(62)
	USD	114,684	HKD	900,000	02/01/19	(12)
	USD	972,360	HKD	7,620,000	03/04/19	(72)
	USD	730,940	SEK	6,600,000	03/04/19	(335)
	USD	44,883	ZAR	600,000	02/05/19	(327)
State Street Bank and Trust	JPY	590,982	USD	5,441	02/05/19	(13)

TOTAL						$(1,472,673)

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Mini MSCI EAFE Index	8	03/15/19	$731,240	$32,071
MSCI Emerging Markets Index	5	03/15/19	266,150	19,333
S&P 500 E-Mini Index	12	03/15/19	1,622,700	60,970

TOTAL FUTURES CONTRACTS				$112,374

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 36.2%
Sovereign – 36.2%
Argentina Treasury Bill(a)
ARS	30,854,616	0.000%		02/28/19	$ 983,279
Banque Centrale de Tunisie International Bond
	$170,000	5.750		01/30/25	147,900
Bonos de la Tesoreria de la Republica
CLP	2,837,260,660	2.000		03/01/35	4,469,450
Brazil Notas do Tesouro Nacional
BRL	43,487,000	10.000		01/01/23	12,659,113
	17,090,000	10.000		01/01/25	4,991,198
	7,350,000	10.000		01/01/27	2,148,970
Corp. Financiera de Desarrollo SA
	$290,000	4.750		07/15/25	298,374
Dominican Republic
	415,000	5.950		01/25/27	425,998
	540,000	6.500	(b)	02/15/48	534,330
	980,000	6.850		01/27/45	1,011,850
	2,960,000	6.875		01/29/26	3,184,960
Ecuador Government International Bond
	480,000	10.750		03/28/22	506,400
Ecuador Government International Bond
	1,320,000	7.950		06/20/24	1,247,400
	750,000	7.950		06/20/24	708,750
	600,000	9.625		06/02/27	580,500
	200,000	10.500		03/24/20	208,000
	255,000	10.750		03/28/22	269,025
Egypt Treasury Bills(a)
EGP	19,000,000	0.000		02/12/19	1,068,299
	11,000,000	0.000		03/12/19	610,064
	44,000,000	0.000		03/26/19	2,428,561
	10,825,000	0.000		04/02/19	595,338
	2,500,000	0.000		04/09/19	136,990
	20,925,000	0.000		04/23/19	1,138,116
	12,675,000	0.000		05/07/19	653,003
El Salvador Government International Bond
	$514,000	5.875		01/30/25	490,227
	250,000	7.625		02/01/41	247,188
	470,000	8.625		02/28/29	508,187

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Export Credit Bank of Turkey
	$135,000	5.375%		02/08/21	$ 132,300
	210,000	5.375		02/08/21	205,800
Federal Republic of Brazil
	2,786,000	4.625	(c)	01/13/28	2,770,384
	565,000	5.000		01/27/45	521,495
	995,000	5.625		02/21/47	990,025
Government of Jamaica
	700,000	6.750		04/28/28	768,600
	120,000	7.875		07/28/45	141,600
	310,000	8.000		03/15/39	367,350
Hungary Government Bond
HUF	465,000,000	2.500		10/24/24	1,699,168
	1,184,260,000	3.000		10/27/27	4,372,322
	$410,000	7.625		03/29/41	589,887
Indonesia Treasury Bond
IDR	48,700,000,000	6.625		05/15/33	2,992,231
	43,827,000,000	7.500		08/15/32	2,913,174
Islamic Republic of Pakistan
	$335,000	6.875		12/05/27	324,531
	1,025,000	8.250		04/15/24	1,083,881
Kingdom of Jordan
	315,000	5.750		01/31/27	303,188
	460,000	5.750		01/31/27	442,750
Malaysia Government Bond
MYR	6,330,000	3.480		03/15/23	1,525,923
	6,915,000	3.800		08/17/23	1,683,654
	6,600,000	3.899		11/16/27	1,587,186
	3,570,000	4.048		09/30/21	880,544
	3,220,000	4.181		07/15/24	796,382
	1,700,000	4.921		07/06/48	424,423

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Oman Government International Bond
	$715,000	3.625%		06/15/21	$ 689,081
	705,000	4.750		06/15/26	629,212
	385,000	6.500		03/08/47	322,438
	885,000	6.500		03/08/47	741,187
Perusahaan Penerbit SBSN
	480,000	4.150		03/29/27	475,800
Poland Government Bond
PLN	457,000	2.250		04/25/22	124,620
	21,696,000	2.500		07/25/27	5,766,774
Republic of Angola
	$3,005,000	9.500		11/12/25	3,343,062
Republic of Argentina
	390,000	4.625		01/11/23	334,815
	1,265,000	5.625		01/26/22	1,146,722
	915,000	5.875		01/11/28	727,425
	2,195,000	6.875		01/26/27	1,854,775
	975,000	7.125		07/06/36	772,687
	1,185,000	7.125	(d)	06/28/17	921,337
	697,000	7.625		04/22/46	564,570
Republic of Azerbaijan
	1,285,000	4.750		03/18/24	1,302,669
Republic of Bahrain
	305,000	6.125		07/05/22	317,200
Republic of Belarus
	220,000	6.200	(b)	02/28/30	207,900
	205,000	6.875		02/28/23	210,894
Republic of Belize(e)
	73,000	4.938		02/20/34	41,245
Republic of Colombia
	1,975,000	4.500	(c)	01/28/26	2,036,225
	1,770,000	5.000	(c)	06/15/45	1,789,470
COP	6,848,400,000	6.000		04/28/28	2,086,558
	8,825,500,000	7.000		05/04/22	2,958,502
	11,914,800,000	7.500		08/26/26	4,044,908
	4,750,000,000	7.750		09/18/30	1,611,947
	8,183,000,000	10.000		07/24/24	3,093,576

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Costa Rica
$840,000	4.250%		01/26/23	$ 774,900
180,000	5.625		04/30/43	144,450
565,000	7.000		04/04/44	504,969
795,000	7.158		03/12/45	716,494
Republic of Croatia
940,000	6.000		01/26/24	1,035,175
Republic of Egypt
170,000	5.577	(b)	02/21/23	165,113
1,620,000	5.875		06/11/25	1,524,825
170,000	5.875		06/11/25	160,013
140,000	6.588	(b)	02/21/28	130,375
475,000	6.588		02/21/28	442,344
655,000	7.500		01/31/27	649,269
180,000	7.903	(b)	02/21/48	166,275
820,000	8.500		01/31/47	790,300
Republic of Gabon
400,000	6.375		12/12/24	380,500
Republic of Ghana
240,000	7.625	(b)	05/16/29	228,600
360,000	8.125		01/18/26	365,850
130,000	8.125		01/18/26	132,113
240,000	8.627	(b)	06/16/49	223,200
Republic of Guatemala
630,000	4.500		05/03/26	615,825
115,000	4.875		02/13/28	113,125
Republic of Honduras
570,000	6.250		01/19/27	584,962
460,000	7.500		03/15/24	495,075
Republic of Indonesia
1,875,000	4.100		04/24/28	1,867,969
910,000	4.750		01/08/26	948,675
540,000	5.125		01/15/45	560,925
15,000	5.250		01/17/42	15,769
710,000	6.750		01/15/44	891,050

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Indonesia – (continued)
IDR	29,200,000,000	7.000%		05/15/22	$ 2,050,113
	10,690,000,000	7.000		05/15/27	712,514
	9,980,000,000	8.250		05/15/29	726,135
	48,751,000,000	8.375		03/15/24	3,545,765
	61,932,000,000	8.375		09/15/26	4,510,298
	26,489,000,000	9.000		03/15/29	2,014,283
Republic of Iraq
	$380,000	5.800	(c)	01/15/28	360,050
	785,000	5.800	(c)	01/15/28	743,787
	200,000	6.752	(b)	03/09/23	199,250
Republic of Ivory Coast(c)(e)
	692,325	5.750		12/31/32	636,939
	612,685	5.750		12/31/32	563,670
Republic of Kazakhstan
	425,000	4.875		10/14/44	440,938
	600,000	6.500		07/21/45	747,000
Republic of Kenya
	465,000	6.875		06/24/24	465,000
	280,000	6.875		06/24/24	280,000
	205,000	8.250		02/28/48	196,544
Republic of Lebanon
	535,000	6.000		01/27/23	476,150
	117,000	6.250		11/04/24	99,450
	375,000	6.250		11/04/24	318,750
	340,000	6.375		03/09/20	326,400
	492,000	6.600		11/27/26	412,050
	1,079,000	6.650		11/03/28	895,570
	400,000	6.850		03/23/27	336,000
Republic of Mongolia
	205,000	5.125		12/05/22	198,338
	110,000	5.625	(b)	05/01/23	107,388
	305,000	8.750		03/09/24	332,831
	70,000	10.875		04/06/21	77,438

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Morocco
	$550,000	4.250%		12/11/22	$ 554,812
	275,000	5.500		12/11/42	287,375
Republic of Namibia
	255,000	5.250		10/29/25	243,525
Republic of Nigeria
	625,000	6.500		11/28/27	599,219
	390,000	7.625	(b)	11/28/47	367,088
	240,000	7.875		02/16/32	239,100
	1,205,000	7.875		02/16/32	1,200,481
Republic of Panama
	295,000	3.875	(c)	03/17/28	299,425
	505,000	6.700		01/26/36	639,077
Republic of Paraguay
	1,600,000	5.600		03/13/48	1,646,000
Republic of Peru
	600,000	4.125		08/25/27	634,200
	355,000	5.625		11/18/50	431,769
PEN	3,860,000	6.150	(b)	08/12/32	1,187,805
	7,740,000	6.350		08/12/28	2,467,512
	5,028,000	6.950		08/12/31	1,659,840
Republic of Philippines
	$475,000	3.700		03/01/41	462,329
PHP	42,000,000	5.500		03/08/23	786,997
Republic of Qatar
	$625,000	3.250		06/02/26	612,500
	500,000	5.103	(b)	04/23/48	536,875
Republic of Romania
RON	5,685,000	4.250		06/28/23	1,355,676
	12,510,000	5.850		04/26/23	3,174,763
Republic of Saudi(b)
	$330,000	4.375		04/16/29	335,363
Republic of Senegal
	710,000	6.250		07/30/24	719,762
	360,000	6.750		03/13/48	320,400

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of South Africa
	$1,090,000	5.375%	07/24/44	$ 1,015,062
	1,730,000	5.875	09/16/25	1,814,337
ZAR	34,450,000	8.000	01/31/30	2,403,443
	62,242,000	8.750	01/31/44	4,301,763
	67,654,467	8.750	02/28/48	4,673,709
	11,700,000	8.875	02/28/35	838,912
	22,212,042	10.500	12/21/26	1,856,506
Republic of Sri Lanka
	$3,115,000	6.850	11/03/25	3,064,381
Republic of Suriname
	65,000	9.250	10/26/26	61,627
Republic of Tajikistan(b)
	90,000	7.125	09/14/27	81,000
Republic of Turkey
	200,000	4.875	04/16/43	157,000
	450,000	5.125	03/25/22	443,813
	1,655,000	5.125	02/17/28	1,491,569
	590,000	5.625	03/30/21	597,375
	1,190,000	5.750	05/11/47	1,014,475
	1,140,000	6.000	03/25/27	1,098,675
	160,000	6.125	10/24/28	153,600
	430,000	6.250	09/26/22	437,525
	709,000	6.625	02/17/45	671,777
	445,000	7.375	02/05/25	466,137
TRY	4,390,000	8.500	07/10/19	804,316
	1,804,585	9.200	09/22/21	297,583
	9,272,678	10.600	02/11/26	1,532,689
	11,500,000	10.700	02/17/21	1,974,297
	4,563,100	11.000	03/02/22	775,435
	15,256,103	11.000	02/24/27	2,532,029
	2,000,000	16.200	06/14/23	400,453

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Uruguay
	$835,000	4.375%	10/27/27	$ 862,137
	566,000	5.100	06/18/50	580,150
UYU	9,718,000	9.875	06/20/22	299,153
Republic of Venezuela(f)
	$85,000	6.000	12/09/20	26,180
	190,000	7.000	03/31/38	58,425
	199,000	7.650	04/21/25	62,188
	110,000	7.750	10/13/19	33,550
	175,000	8.250	10/13/24	56,000
	203,000	9.000	05/07/23	64,960
	165,000	9.250	09/15/27	54,244
	145,000	9.250	05/07/28	44,950
	152,000	9.375	01/13/34	52,820
	205,000	11.750	10/21/26	68,163
	205,000	11.950	08/05/31	68,931
	140,000	12.750	08/23/22	46,342
Republic of Zambia
	465,000	8.500	04/14/24	382,463
	410,000	8.500	04/14/24	337,225
Russian Federation Bond
	2,800,000	4.750	05/27/26	2,849,000
	400,000	4.750	05/27/26	407,000
	400,000	5.875	09/16/43	441,000
RUB	92,000,000	7.000	08/16/23	1,362,295
	175,960,000	7.100	10/16/24	2,598,808
	129,600,000	7.600	07/20/22	1,972,509
	180,876,000	7.750	09/16/26	2,738,458
	88,450,000	8.150	02/03/27	1,369,209
	133,500,000	8.500	09/17/31	2,111,657
Thailand Government Bond
THB	106,300,000	3.400	06/17/36	3,592,748

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Ukraine Government Bond
	$1,924,000	4.375	%(c)	01/23/31	$ 1,962,480
	640,000	7.375		09/25/32	544,000
	455,000	7.750		09/01/21	447,037
	630,000	7.750		09/01/23	601,650
	440,000	7.750		09/01/27	397,100
	440,000	7.750		09/01/27	397,100
United Mexican States
	740,000	4.150		03/28/27	727,975
	330,000	4.350		01/15/47	293,700
MXN	51,010,000	5.750		03/05/26	2,297,092
	$270,000	5.750	(g)	10/12/10	265,950
MXN	36,360,000	6.500		06/10/21	1,832,632
	73,250,000	6.500		06/09/22	3,640,789
	103,790,000	8.000		12/07/23	5,379,368
	68,050,000	10.000		12/05/24	3,843,133

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $242,443,873)					$245,176,610

Corporate Obligations – 39.4%
Aerospace & Defense(c) – 0.3%
TransDigm, Inc.
	$194,000	6.000%		07/15/22	$ 195,455
	1,515,000	6.250	(b)	03/15/26	1,539,255

					1,734,710

Agriculture(b)(c) – 0.4%
JBS Investments II GmbH
	1,380,000	7.000		01/15/26	1,407,600
Vector Group Ltd.
	1,085,000	10.500		11/01/26	1,036,175

					2,443,775

Automotive – 0.8%
BCD Acquisition, Inc.(b)(c)
	625,000	9.625		09/15/23	662,500
Delphi Technologies PLC(b)
	1,055,000	5.000		10/01/25	904,372

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Ford Motor Credit Co. LLC
	$721,000	3.157%		08/04/20	$ 709,566
General Motors Financial Co., Inc.(c)
	1,700,000	4.200		03/01/21	1,711,577
Tenneco, Inc.(c)
EUR	650,000	5.000		07/15/24	770,290
Titan International, Inc.(c)
	$700,000	6.500		11/30/23	642,250

					5,400,555

Banks – 1.4%
Banco Santander SA(c)(h) (5 year EUR Swap + 4.097%)
EUR	400,000	4.750		12/31/99	381,344
Bancolombia SA
	$680,000	5.125		09/11/22	697,850
Caixa Economica Federal
	315,000	3.500		11/07/22	303,581
Deutsche Bank AG
	1,400,000	2.700		07/13/20	1,367,089
Freedom Mortgage Corp.(b)(c)
	10,000	8.125		11/15/24	8,838
	2,665,000	8.250		04/15/25	2,438,475
IKB Deutsche Industriebank AG(c)(h) (5 year EUR Swap + 3.617%)
EUR	600,000	4.000		01/31/28	642,800
Intesa Sanpaolo SpA(c)(h) (5 year EUR Swap + 7.192%)
	900,000	7.750		12/29/49	1,088,085
(5 year USD Swap + 5.462%)
	$500,000	7.700	(b)	12/29/49	459,544
Popular, Inc.(c)
	1,020,000	6.125		09/14/23	1,046,978
Turkiye Is Bankasi AS
	200,000	5.000		04/30/20	196,750
UniCredit SpA(c)(h)
(5 year USD ICE Swap + 3.703%)
	900,000	5.861	(b)	06/19/32	806,953
(5 year USD Swap + 5.180%)
	400,000	8.000		04/03/49	364,000

					9,802,287

Building Materials(b)(c) – 0.2%
Builders FirstSource, Inc.
	819,000	5.625		09/01/24	781,121
JELD-WEN, Inc.
	530,000	4.625		12/15/25	480,313

					1,261,434

Chemicals – 1.8%
Alpha 3 BV/Alpha US Bidco, Inc.(b)(c)
	415,000	6.250		02/01/25	392,175
Braskem Finance, Ltd.
	2,000,000	5.750		04/15/21	2,067,400
Cornerstone Chemical Co.(b)(c)
	1,310,000	6.750		08/15/24	1,228,125
Hexion, Inc.(c)
	2,060,000	6.625		04/15/20	1,648,000

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Momentive Performance Materials, Inc.(c)
	$2,950,000	3.880%		10/24/21	$ 3,163,875
	600,000	4.690		04/24/22	651,000
Rain CII Carbon LLC/CII Carbon Corp.(b)(c)
	1,540,000	7.250		04/01/25	1,364,825
Starfruit Finco B.V./Starfruit US Holdco LLC(b)(c)
	710,000	8.000		10/01/26	702,012
TPC Group, Inc.(b)(c)
	960,000	8.750		12/15/20	951,600

					12,169,012

Coal(b)(c) – 0.3%
Murray Energy Corp.
	381,000	11.250		04/15/21	228,600
(PIK 3.000%, Cash 9.000%)
	1,018,921	12.000	(i)	04/15/24	519,650
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
	1,346,000	7.500		06/15/25	1,305,620

					2,053,870

Commercial Services – 1.3%
AA Bond Co, Ltd.(c)
GBP	600,000	4.875		07/31/24	748,155
Global A&T Electronics Ltd.(c)
	$1,929,000	8.500		01/12/23	1,703,490
Laureate Education, Inc.(b)(c)
	1,350,000	8.250		05/01/25	1,464,750
Monitronics International, Inc.(c)
	1,650,000	9.125		04/01/20	462,000
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)(c)
	531,000	9.250		05/15/23	561,532
Refinitiv US Holdings, Inc.(b)(c)
	715,000	6.250		05/15/26	700,700
RR Donnelley & Sons Co.
	525,000	6.000		04/01/24	510,563
United Rentals North America, Inc.(c)
	1,105,000	6.500		12/15/26	1,139,531
Verisure Midholding AB(c)
EUR	900,000	5.750		12/01/23	1,028,213
Verscend Escrow Corp.(b)(c)
	$600,000	9.750		08/15/26	603,000

					8,921,934

Computers(b)(c) – 0.5%
Banff Merger Sub, Inc.
EUR	700,000	8.375		09/01/26	754,861
	$1,000,000	9.750		09/01/26	952,500
Dell International LLC/EMC Corp.
	700,000	5.875		06/15/21	713,125
Unisys Corp.
	600,000	10.750		04/15/22	655,500

					3,075,986

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 2.2%
Amigo Luxembourg SA(c)
GBP	550,000	7.625%	01/15/24	$ 740,842
Avation Capital SA(b)(c)
	$1,740,000	6.500	05/15/21	1,737,825
BOC Aviation, Ltd.(c)
	900,000	3.500	09/18/27	846,504
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.(b)(c)
	1,500,000	8.500	08/15/21	1,507,500
Jerrold Finco PLC(c)
GBP	850,000	6.125	01/15/24	1,087,757
Mulhacen Pte Ltd.(c)(i) (PIK 7.250%, Cash 6.500%)
EUR	1,146,263	6.500	08/01/23	1,303,156
Nationstar Mortgage Holdings, Inc.(b)(c)
	$550,000	8.125	07/15/23	556,188
	800,000	9.125	07/15/26	808,000
Nationstar Mortgage LLC/Nationstar Capital Corp.(c)
	1,110,000	6.500	07/01/21	1,107,225
Navient Corp.
	40,000	6.125	03/25/24	38,250
Quicken Loans, Inc.(b)(c)
	1,000,000	5.750	05/01/25	964,526
Springleaf Finance Corp.
	3,115,000	6.875	03/15/25	2,978,719
	920,000	7.125	03/15/26	875,150
Vantiv LLC/Vantiv Issuer Corp.(c)
GBP	540,000	3.875	11/15/25	686,803

				15,238,445

Electrical – 1.3%
Cemig Geracao e Transmissao SA(b)(c)
	$525,000	9.250	12/05/24	572,899
Centrais Eletricas Brasileiras SA
	200,000	5.750	10/27/21	203,700
Comision Federal de Electricidad
	145,000	4.750	02/23/27	141,194
Consorcio Transmantaro SA
	200,000	4.375	05/07/23	200,250
Drax Finco PLC(b)(c)
	750,000	6.625	11/01/25	748,125
Empresa Distribuidora Y Comercializadora Norte(c)
	125,000	9.750	10/25/22	120,909
Empresa Electrica Angamos SA
	776,050	4.875	05/25/29	767,125
Enel Chile SA
	200,000	4.875	06/12/28	204,250
Eskom Holdings SOC Ltd.
	860,000	5.750	01/26/21	843,875
	390,000	6.750	08/06/23	383,662
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA(b)(c)
	300,000	9.625	07/27/23	265,125
Kallpa Generacion SA(c)
	1,125,000	4.125	08/16/27	1,056,094

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
NRG Energy, Inc.(c)
	$820,000	6.250%		05/01/24	$ 848,700
	810,000	7.250		05/15/26	872,775
Perusahaan Listrik Negara PT
	1,450,000	4.125		05/15/27	1,392,000
	130,000	5.250	(b)	05/15/47	124,313

					8,744,996

Energy - Exploration & Production(j) – 0.0%
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
	700,000	10.000		06/01/20	—
	72,000	10.750		10/01/20	—
	300,000	9.250		06/01/21	—

					—

Engineering & Construction(c) – 0.8%
AECOM
	262,000	5.125		03/15/27	246,280
Aeropuerto Internacional de Tocumen SA
	990,000	5.625		05/18/36	1,002,375
frontdoor, Inc.(b)
	501,000	6.750		08/15/26	497,243
New Enterprise Stone & Lime Co., Inc.(b)
	1,130,000	6.250		03/15/26	1,070,675
Tutor Perini Corp.(b)
	1,600,000	6.875		05/01/25	1,582,000
Weekley Homes LLC/Weekley Finance Corp.
	1,005,000	6.625		08/15/25	929,625

					5,328,198

Entertainment(c) – 1.3%
AMC Entertainment Holdings, Inc.
GBP	600,000	6.375		11/15/24	742,913
Caesars Resort Collection LLC/CRC Finco, Inc.(b)
	$800,000	5.250		10/15/25	744,000
Cirsa Finance International Sarl(b)
	595,000	7.875		12/20/23	603,925
Eldorado Resorts, Inc.
	850,000	6.000		04/01/25	855,312
	335,000	6.000	(b)	09/15/26	334,163
International Game Technology PLC(b)
	1,600,000	6.250		01/15/27	1,622,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.(b)
	845,000	6.125		08/15/21	840,775
Scientific Games International, Inc.
	1,450,000	10.000		12/01/22	1,522,500
EUR	1,083,000	5.500		02/15/26	1,070,383

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c) – (continued)
Stars Group Holdings BV/Stars Group US Co-Borrower LLC(b)
$595,000	7.000%		07/15/26	$ 602,438

				8,938,409

Environmental(b)(c) – 0.1%
GFL Environmental, Inc.
695,000	5.375		03/01/23	653,300

Finance(c) – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
500,000	5.875		02/01/22	503,125
250,000	6.250		02/01/22	255,938
200,000	6.750		02/01/24	205,750

				964,813

Food & Drug Retailing – 0.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC(c)
1,300,000	5.750		03/15/25	1,215,500
689,000	7.500	(b)	03/15/26	689,861
New Albertsons LP
1,870,000	7.450		08/01/29	1,638,587
725,000	8.700		05/01/30	669,719
1,085,000	8.000		05/01/31	965,650
Pilgrim’s Pride Corp.(b)(c)
640,000	5.875		09/30/27	617,600
Post Holdings, Inc.(b)(c)
590,000	5.000		08/15/26	557,550

				6,354,467

Forest Products & Paper(c) – 0.6%
Eldorado Intl. Finance GmbH
2,600,000	8.625		06/16/21	2,713,750
Resolute Forest Products, Inc.
690,000	5.875		05/15/23	683,100
Schweitzer-Mauduit International, Inc.(b)
1,050,000	6.875		10/01/26	1,008,000

				4,404,850

Gas(b)(c) – 0.1%
LBC Tank Terminals Holding Netherlands BV
750,000	6.875		05/15/23	699,375

Healthcare Providers & Services – 2.4%
Air Medical Group Holdings, Inc.(b)(c)
710,000	6.375		05/15/23	617,700
Aurora Diagnostics Holdings LLC/Aurora Diagnostics Financing, Inc.(c)(i) (PIK 3.000% or Cash 10.750%)
1,320,000	12.250		01/15/20	1,313,400
Centene Corp.(b)(c)
1,585,000	5.375		06/01/26	1,638,494

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Charles River Laboratories International, Inc.(b)(c)
$680,000	5.500%		04/01/26	$ 691,900
CHS/Community Health Systems, Inc.(b)(c)
535,000	8.625		01/15/24	551,050
HCA, Inc.
850,000	5.875		05/01/23	898,875
900,000	5.250		04/15/25	952,875
133,000	7.690		06/15/25	146,300
MEDNAX, Inc.(b)(c)
969,000	6.250		01/15/27	969,000
RegionalCare Hospital Partners Holdings, Inc.(b)(c)
220,000	8.250		05/01/23	232,100
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(b)(c)
2,001,000	9.750		12/01/26	1,995,997
Tenet Healthcare Corp.
1,400,000	6.000		10/01/20	1,442,000
792,000	8.125		04/01/22	827,640
250,000	6.750		06/15/23	245,625
700,000	4.625	(c)	07/15/24	686,000
250,000	5.125	(c)	05/01/25	244,375
655,000	7.000	(c)	08/01/25	633,713
1,383,000	6.250	(b)(c)	02/01/27	1,403,745
WellCare Health Plans, Inc.(c)
695,000	5.250		04/01/25	705,425

				16,196,214

Home Builders(b)(c) – 0.1%
Mattamy Group Corp.
810,000	6.500		10/01/25	751,275

Insurance – 0.5%
Fidelity & Guaranty Life Holdings, Inc.(b)(c)
2,653,000	5.500		05/01/25	2,553,513
MGIC Investment Corp.
500,000	5.750		08/15/23	513,750
350,000	9.000	(b)	04/01/63	447,687

				3,514,950

Internet(b)(c) – 0.2%
Symantec Corp.
1,195,000	5.000		04/15/25	1,197,023

Iron/Steel(b)(c) – 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
2,600,000	8.750		07/15/26	2,587,000

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(b)(c) – (continued)
Big River Steel LLC/BRS Finance Corp.
	$600,000	7.250%		09/01/25	$ 630,750

					3,217,750

Leisure Time(b)(c) – 0.3%
Silversea Cruise Finance Ltd.
	655,000	7.250		02/01/25	700,850
Viking Cruises Ltd.
	1,000,000	6.250		05/15/25	1,001,250

					1,702,100

Lodging – 0.9%
Diamond Resorts International, Inc.(b)(c)
	920,000	10.750		09/01/24	837,200
Inn of the Mountain Gods Resort & Casino(c)(i)(PIK 9.250% or Cash 9.250%)
	966,127	9.250		11/30/20	946,804
MGM Resorts International(c)
	700,000	5.750		06/15/25	701,750
Station Casinos LLC(b)(c)
	1,765,000	5.000		10/01/25	1,685,575
Studio City Co. Ltd.
	700,000	5.875		11/30/19	709,625
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(b)(c)
	1,560,000	5.875		05/15/25	1,497,600

					6,378,554

Machinery - Construction & Mining(b)(c) – 0.1%
Vertiv Group Corp.
	565,000	9.250		10/15/24	524,744

Media – 4.5%
Altice Financing SA(b)(c)
	1,475,000	7.500		05/15/26	1,393,875
Altice Finco SA(c)
	650,000	8.125	(b)	01/15/24	640,250
	600,000	7.625	(b)	02/15/25	502,500
EUR	600,000	4.750		01/15/28	566,103
Altice France SA(b)(c)
	$1,000,000	6.250		05/15/24	977,500
	2,135,000	7.375		05/01/26	2,060,275
	1,400,000	8.125		02/01/27	1,375,500
Altice Luxembourg SA(b)(c)
	1,186,000	7.625		02/15/25	1,008,100
Cengage Learning, Inc.(b)(c)
	1,090,000	9.500		06/15/24	735,750
CSC Holdings LLC
	1,100,000	6.750		11/15/21	1,152,250

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
	$1,210,000	10.875	%(b)(c)	10/15/25	$ 1,393,012
	685,000	7.500	(b)(c)	04/01/28	703,838
DISH DBS Corp.
	1,100,000	5.125		05/01/20	1,100,000
	1,030,000	5.000		03/15/23	893,525
	955,000	5.875		11/15/24	790,263
	600,000	7.750		07/01/26	514,500
Gray Television, Inc.(b)(c)
	1,005,000	7.000		05/15/27	1,038,919
iHeartCommunications, Inc.(c)(f)
	375,000	9.000		12/15/19	253,125
	930,000	9.000		03/01/21	623,100
Liberty Interactive LLC(c)
	2,249,527	4.000		11/15/29	1,510,557
	895,139	3.750		02/15/30	593,030
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(b)(c)
	225,000	7.875		05/15/24	171,000
Meredith Corp.(b)(c)
	550,000	6.875		02/01/26	566,500
Salem Media Group, Inc.(b)(c)
	930,000	6.750		06/01/24	846,300
Sinclair Television Group, Inc.(b)(c)
	600,000	5.625		08/01/24	581,250
	900,000	5.875		03/15/26	861,750
TEGNA, Inc.(c)
	700,000	6.375		10/15/23	712,250
	500,000	5.500	(b)	09/15/24	492,500
The McClatchy Co.(b)(c)
	713,000	9.000		07/15/26	705,870
Unitymedia GmbH(c)
EUR	950,000	3.750		01/15/27	1,128,907
Urban One, Inc.(b)(c)
	$825,000	7.375		04/15/22	792,000
Virgin Media Receivables Financing Notes I DAC(c)
GBP	520,000	5.500		09/15/24	672,476
Virgin Media Secured Finance PLC(b)(c)
	$750,000	5.250		01/15/26	738,750
VTR Finance B.V.(c)
	179,000	6.875		01/15/24	183,457
Ziggo BV(b)(c)
	2,385,000	5.500		01/15/27	2,247,862

					30,526,844

Metal Fabricate/Hardware – 0.0%
TMK OAO Via TMK Capital SA
	200,000	6.750		04/03/20	202,750

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – 1.9%
Corp. Nacional del Cobre de Chile
	$2,615,000	4.500%		09/16/25	$ 2,690,181
	405,000	4.500	(c)	08/01/47	399,377
	240,000	4.375	(b)(c)	02/05/49	229,819
Eldorado Gold Corp.(b)(c)
	755,000	6.125		12/15/20	722,913
First Quantum Minerals Ltd.(b)(c)
	200,000	7.250		05/15/22	197,000
	685,000	7.250		04/01/23	651,606
	70,000	6.500		03/01/24	64,225
	770,000	7.500		04/01/25	698,775
	445,000	6.875		03/01/26	403,281
FMG Resources August 2006 Pty Ltd.(b)(c)
	2,000,000	4.750		05/15/22	1,990,000
Freeport-McMoRan, Inc.
	345,000	4.000		11/14/21	341,550
	247,000	3.875	(c)	03/15/23	235,885
	1,550,000	5.450	(c)	03/15/43	1,336,875
Indonesia Asahan Aluminium Persero PT(b)
	325,000	6.530		11/15/28	359,125
KME AG(c)
EUR	614,000	6.750		02/01/23	642,443
Mountain Province Diamonds, Inc.(b)(c)
	$815,000	8.000		12/15/22	817,037
Northwest Acquisitions ULC/Dominion Finco, Inc.(b)(c)
	880,000	7.125		11/01/22	876,700
Vedanta Resources PLC(b)
	300,000	6.375		07/30/22	290,027

					12,946,819

Miscellaneous Manufacturing(b)(c) – 0.1%
LSB Industries, Inc.
	550,000	9.625		05/01/23	559,625

Oil Field Services – 3.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)(c)
	1,300,000	7.000		11/01/26	1,254,500
Bruin E&P Partners LLC(b)(c)
	502,000	8.875		08/01/23	475,645
California Resources Corp.(b)(c)
	1,108,000	8.000		12/15/22	889,170
Citgo Holding, Inc.(b)
	984,000	10.750		02/15/20	998,760
Delek & Avner Tamar Bond Ltd.(b)
	485,000	5.082		12/30/23	485,000
	60,000	5.412		12/30/25	60,000

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Energy Ventures Gom LLC/EnVen Finance Corp.(b)(c)
$479,000	11.000%		02/15/23	$ 510,135
Ensco PLC(c)
350,000	5.750		10/01/44	228,375
EP Energy LLC/Everest Acquisition Finance, Inc.(b)(c)
1,050,000	7.750		05/15/26	966,000
FTS International, Inc.(c)
781,000	6.250		05/01/22	730,235
Halcon Resources Corp.(c)
1,100,000	6.750		02/15/25	836,000
KazMunayGas National Co. JSC
500,000	5.375	(b)	04/24/30	518,423
475,000	5.750		04/19/47	479,251
KCA Deutag UK Finance PLC(b)(c)
620,000	9.875		04/01/22	489,800
MEG Energy Corp.(b)(c)
500,000	6.375		01/30/23	441,250
400,000	7.000		03/31/24	353,000
Motiva Enterprises LLC(b)
470,000	6.850		01/15/40	498,111
Noble Holding International Ltd.(c)
895,000	7.750		01/15/24	749,562
830,000	8.950		04/01/45	658,049
Parker Drilling Co.(c)(f)
50,000	7.500		08/01/20	25,000
745,000	6.750		07/15/22	372,500
Parsley Energy LLC/Parsley Finance Corp.(b)(c)
850,000	5.375		01/15/25	843,625
675,000	5.250		08/15/25	666,562
665,000	5.625		10/15/27	659,181
Pertamina Persero PT
665,000	6.450		05/30/44	734,825
Petrobras Global Finance B.V.
1,050,000	5.999		01/27/28	1,047,375
Petroleos de Venezuela SA(j)
700,000	6.000		11/15/26	138,880
Petroleos del Peru SA
575,000	5.625		06/19/47	583,452
Petroleos Mexicanos
1,450,000	6.875		08/04/26	1,438,835
285,000	5.625		01/23/46	226,547
475,000	6.750		09/21/47	413,963
(3M USD LIBOR + 3.650%)
660,000	6.000	(h)	03/11/22	665,940
Pride International LLC
230,000	7.875		08/15/40	181,700
Rowan Cos., Inc.(c)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
	$1,231,000	7.375%	06/15/25	$ 1,058,660
	85,000	5.400	12/01/42	53,125
	350,000	5.850	01/15/44	226,625
Tengizchevroil Finance Co. International Ltd.
	525,000	4.000	08/15/26	505,706
Tullow Oil PLC(b)(c)
	1,550,000	7.000	03/01/25	1,495,750
USA Compression Partners LP/USA Compression Finance Corp.(c)
	625,000	6.875	04/01/26	625,000
Weatherford International Ltd.(c)
	1,365,000	9.875	02/15/24	887,250
	450,000	5.950	04/15/42	252,000

				24,723,767

Packaging(b)(c) – 0.1%
Intertape Polymer Group, Inc.
	735,000	7.000	10/15/26	740,513

Pharmaceuticals – 1.3%
Bausch Health Cos., Inc.(b)(c)
	860,000	5.625	12/01/21	860,000
	1,055,000	5.500	03/01/23	1,028,625
	120,000	5.875	05/15/23	117,450
	215,000	7.000	03/15/24	225,750
	300,000	9.000	12/15/25	319,500
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(b)(c)
	825,000	6.000	07/15/23	674,437
Rossini Sarl(b)(c)
EUR	1,220,000	6.750	10/30/25	1,430,568
Teva Pharmaceutical Finance Netherlands III BV
	$780,000	2.800	07/21/23	702,030
	1,200,000	3.150	10/01/26	1,000,183
Valeant Pharmaceuticals International(b)(c)
	1,095,000	9.250	04/01/26	1,175,756
	1,500,000	8.500	01/31/27	1,563,750

				9,098,049

Pipelines – 1.2%
AI Candelaria Spain SLU(b)(c)
	700,000	7.500	12/15/28	685,125
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)(c)
	1,036,000	6.625	07/15/26	1,017,870
Cheniere Corpus Christi Holdings LLC(c)
	105,000	7.000	06/30/24	115,631
	40,000	5.125	06/30/27	40,400

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
CNX Midstream Partners LP/CNX Midstream Finance Corp.(b)(c)
$900,000	6.500%	03/15/26	$ 883,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
980,000	5.750	04/01/25	955,500
DCP Midstream Operating LP
375,000	8.125	08/16/30	427,500
NuStar Logistics LP
1,300,000	4.800	09/01/20	1,304,875
Peru LNG Srl(b)
225,000	5.375	03/22/30	227,250
Sabine Pass Liquefaction LLC(c)
175,000	6.250	03/15/22	186,461
175,000	5.750	05/15/24	188,449
SemGroup Corp./Rose Rock Finance Corp.(c)
925,000	5.625	07/15/22	878,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(b)(c)
900,000	6.500	07/15/27	927,000
500,000	6.875	01/15/29	520,000

			8,357,936

Real Estate(b) – 0.7%
Realogy Group LLC/Realogy Co-Issuer Corp.(c)
1,865,000	4.875	06/01/23	1,697,150
WeWork Cos., Inc.
3,097,000	7.875	05/01/25	2,779,558

			4,476,708

Real Estate Investment Trust(c) – 0.2%
CTR Partnership LP/CareTrust Capital Corp.
770,000	5.250	06/01/25	752,675
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
805,000	4.500	09/01/26	762,738

			1,515,413

Retailing – 1.4%
1011778 BC ULC/New Red Finance, Inc.(b)(c)
645,000	4.250	05/15/24	627,263
778,000	5.000	10/15/25	751,742
Eurotorg LLC Via Bonitron DAC(b)
200,000	8.750	10/30/22	201,438
Guitar Center Escrow Issuer, Inc.(b)(c)
1,545,000	9.500	10/15/21	1,444,575
Guitar Center, Inc.(b)(c)(i)(PIK 8.000%, Cash 5.000%)
1,715,632	13.000	04/15/22	1,406,149
JC Penney Corp., Inc.
1,070,000	6.375	10/15/36	363,800
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b)(c)
1,720,000	4.750	06/01/27	1,666,250
Neiman Marcus Group Ltd. LLC(b)(c)
655,000	8.000	10/15/21	294,750

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Rite Aid Corp.
	$1,140,000	6.125	%(b)(c)	04/01/23	$ 957,600
	835,000	7.700		02/15/27	571,975
	390,000	6.875	(b)	12/15/28	249,600
Yum! Brands, Inc.
	615,000	6.875		11/15/37	611,925

					9,147,067

Semiconductors(b) – 0.0%
NXP BV/NXP Funding LLC
	300,000	4.125		06/15/20	301,875

Software(c) – 0.8%
Blackboard, Inc.(b)
	900,000	9.750		10/15/21	639,000
InterXion Holding NV
EUR	1,250,000	4.750		06/15/25	1,496,936
Rackspace Hosting, Inc.(b)
	$1,620,000	8.625		11/15/24	1,360,800
Solera LLC/Solera Finance, Inc.(b)
	1,500,000	10.500		03/01/24	1,620,000

					5,116,736

Sovereign – 0.2%
Instituto Costarricense de Electricidad
	200,000	6.950		11/10/21	192,500
	525,000	6.375		05/15/43	385,158
Ukreximbank Via Biz Finance PLC
	720,000	9.625		04/27/22	719,100

					1,296,758

Storage/Warehousing(c) – 0.1%
Algeco Global Finance PLC
EUR	600,000	6.500		02/15/23	690,867

Telecommunication Services – 2.9%
C&W Senior Financing DAC(b)(c)
	$300,000	6.875		09/15/27	285,000
CenturyLink, Inc.
	685,000	6.750		12/01/23	688,425
	510,000	7.500	(c)	04/01/24	516,375
	670,000	5.625	(c)	04/01/25	608,025
Comunicaciones Celulares SA Via Comcel Trust(c)
	330,000	6.875		02/06/24	341,004
Digicel Ltd.(b)(c)
	1,250,000	6.000		04/15/21	1,141,250
	210,000	6.750		03/01/23	171,087

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Frontier Communications Corp.
	$370,000	6.250	%(c)	09/15/21	$ 257,150
	575,000	10.500	(c)	09/15/22	409,688
	445,000	7.125		01/15/23	264,775
	915,000	6.875	(c)	01/15/25	475,800
	609,000	11.000	(c)	09/15/25	392,805
	1,958,000	8.500	(b)(c)	04/01/26	1,769,542
Intelsat Jackson Holdings SA(b)(c)
	1,800,000	8.500		10/15/24	1,813,500
Level 3 Financing, Inc.(c)
	650,000	5.375		01/15/24	648,375
Liquid Telecommunications Financing PLC(c)
	400,000	8.500		07/13/22	408,320
Sprint Capital Corp.
	150,000	6.875		11/15/28	148,875
	950,000	8.750		03/15/32	1,045,000
Sprint Corp.
	1,050,000	7.250		09/15/21	1,102,500
	2,235,000	7.875		09/15/23	2,374,687
	350,000	7.125		06/15/24	359,188
	1,412,000	7.625	(c)	02/15/25	1,472,010
Telecom Italia Capital SA
	370,000	6.000		09/30/34	325,138
Telecom Italia Finance SA
EUR	435,000	7.750		01/24/33	598,332
Telecom Italia SpA(b)
	$365,000	5.303		05/30/24	345,381
Telesat Canada/Telesat LLC(b)(c)
	850,000	8.875		11/15/24	891,437
Windstream Services LLC/Windstream Finance Corp.(c)
	820,000	6.375	(b)	08/01/23	385,400
	265,000	6.375		08/01/23	124,550

					19,363,619

Textiles(b)(c) – 0.2%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
	1,100,000	7.500		05/01/25	1,049,125

Transportation(b)(c) – 0.1%
The Kenan Advantage Group, Inc.
	750,000	7.875		07/31/23	720,000

Trucking & Leasing(b)(c) – 0.6%
Avolon Holdings Funding Ltd.
	1,500,000	5.125		10/01/23	1,507,500
DAE Funding LLC
	1,250,000	4.000		08/01/20	1,237,500
Fortress Transportation & Infrastructure Investors LLC
	370,000	6.750		03/15/22	368,150
	245,000	6.500		10/01/25	236,425

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(b)(c) – (continued)
Park Aerospace Holdings Ltd.
$1,000,000	3.625%	03/15/21	$ 987,500
			4,337,075

TOTAL CORPORATE OBLIGATIONS (Cost $276,750,291)			$266,844,572

Bank Loans(k) – 15.8%
Aerospace & Defense(h) – 0.1%
Sequa Corp. (1M LIBOR + 5.000%)
$193,866	7.516%	11/28/21	$ 190,231
Sequa Mezzanine Holdings LLC (3M LIBOR + 9.000%)
201,082	11.751	04/28/22	191,280
TransDigm, Inc. (1M LIBOR + 2.500%)
248,125	4.999	06/09/23	242,646

			624,157

Airlines(h) – 0.4%
American Airlines, Inc. (1M LIBOR + 2.000%)
2,167,538	4.500	04/28/23	2,098,459
United Airlines, Inc. (1M LIBOR + 1.750%)
497,468	4.249	04/01/24	488,762

			2,587,221

Automotive - Parts(h) – 0.6%
Capital Automotive LP (1M LIBOR + 2.500%)
1,234,844	5.000	03/24/24	1,199,343
Evergreen Skills Lux S.a.r.l. (1M LIBOR + 4.750%)
939,421	7.249	04/28/21	763,946
Gates Global LLC (1M LIBOR + 2.750%)
493,750	5.249	04/01/24	482,809
Jaguar Holding Company II (1M LIBOR + 2.500%)
1,445,485	4.999	08/18/22	1,414,768
Navistar International Corp. (1M LIBOR + 3.500%)
495,000	6.020	11/06/24	486,649

			4,347,515

Building Materials(h) – 0.1%
Quikrete Holdings, Inc. (1M LIBOR + 2.750%)
968,805	5.249	11/15/23	937,774

Chemicals(h) – 0.1%
Univar, Inc. (1M LIBOR + 2.250%)
574,050	4.749	07/01/24	561,237

Commercial Services(h) – 0.0%
Monitronics International, Inc. (3M LIBOR + 5.500%)
293,748	8.303	09/30/22	256,295

Consumer Cyclical Services(h) – 0.0%
First Data Corp. (1M LIBOR + 2.000%)
250,000	4.519	04/26/24	248,985

Consumer Cyclical Services - Business(h) – 0.2%
First Data Corp. (1M LIBOR + 2.000%)
978,516	4.519	07/08/22	974,279

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Consumer Cyclical Services - Business(h) – (continued)
Prime Security Services Borrower LLC (1M LIBOR + 2.750%)
$394,987	5.249%	05/02/22	$ 389,063

			1,363,342

Consumer Noncyclical(h) – 0.1%
Lifescan Global Corp. (3M LIBOR + 6.000%)
600,000	8.797	09/27/24	574,878
NeuStar, Inc. (1M LIBOR + 8.000%)
224,563	10.499	08/08/25	218,949

			793,827

Consumer Products - Household & Leisure(h) – 0.2%
Coty, Inc. (1M LIBOR + 2.250%)
995,000	4.771	04/07/25	944,006
Revlon Consumer Products Corp. (3M LIBOR + 3.500%)
769,540	6.207	09/07/23	544,019

			1,488,025

Consumer Products - Non Durable(h) – 0.0%
Alphabet Holding Co., Inc. (1M LIBOR + 3.500%)
248,741	5.999	09/26/24	225,267

Distribution & Wholesale(h) – 0.1%
American Tire Distributors Holdings, Inc. (1M LIBOR + 7.500%)
394,673	9.999	09/02/24	349,976

Electrical(h) – 0.1%
Vistra Energy Corp. (1M LIBOR + 2.000%)
746,250	4.508	12/31/25	731,534

Energy(h) – 0.2%
Epic Y-Grade Services, LP (1M LIBOR + 5.500%)
575,155	7.999	06/13/24	534,894
Peabody Energy Corp. (1M LIBOR + 2.750%)
496,250	5.249	03/31/25	484,464
Seadrill Partners Finco LLC (3M LIBOR + 6.000%)
515,239	8.803	02/21/21	414,195

			1,433,553

Energy - Exploration & Production(h) – 0.3%
Fieldwood Energy LLC
(1M LIBOR + 5.250%)
401,985	7.749	04/11/22	367,314
(1M LIBOR + 7.250%)
1,737,440	9.749	04/11/23	1,484,434

			1,851,748

Entertainment(h) – 0.3%
Delta 2 (LUX) S.A.R.L. (1M LIBOR + 2.500%)
1,250,000	4.999	02/01/24	1,200,525
East Valley Tourist Development Authority(j) (3M LIBOR + 8.000%)
209,923	10.803	09/30/20	207,824
LTF Merger Sub, Inc. (3M LIBOR + 2.750%)
494,987	5.457	06/10/22	487,122

			1,895,471

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Environmental(h) – 0.2%
Advanced Disposal Services, Inc. (1 Week LIBOR + 2.250%)
$1,435,482	4.664%		11/10/23	$ 1,418,213

Financial Services – 0.3%
RPI Finance Trust(h) (1M LIBOR + 2.000%)
1,479,223	4.499		03/27/23	1,462,893
Walter Investment Management Corp.
589,544	0.000		06/30/22	393,815

				1,856,708

Food & Beverage(h) – 0.2%
8th Avenue Food & Provisions, Inc. (1M LIBOR + 3.750%)
500,000	6.253		10/01/25	498,750
US Foods, Inc. (1M LIBOR + 2.000%)
992,366	4.499		06/27/23	975,000

				1,473,750

Food & Drug Retailers(h) – 0.1%
Albertsons LLC (3M LIBOR + 3.000%)
622,836	5.691		06/22/23	612,715

Gaming(h) – 0.9%
Caesars Resort Collection LLC (1M LIBOR + 2.750%)
990,000	5.249		12/22/24	975,279
Mashantucket (Western) Pequot Tribe (1M LIBOR + 8.125%)
1,511,606	10.624		06/30/20	1,476,340
Mohegan Tribal Gaming Authority (1M LIBOR + 4.000%)
581,433	6.499		10/13/23	538,309
Scientific Games International, Inc. (1M LIBOR + 2.750%)
1,986,244	5.249		08/14/24	1,923,339
The Stars Group, Inc. (3M LIBOR + 3.500%)
1,493,747	6.303		07/10/25	1,477,958

				6,391,225

Health Care - Medical Products – 0.1%
Carestream Dental Equiment, Inc(h)(j) (3M LIBOR + 3.250%)
345,625	6.053		09/01/24	330,072
Carestream Health, Inc.
234,674	6.750	(l)	02/28/21	228,220
(1M LIBOR + 5.750%)
24,555	6.499	(h)	06/07/19	23,850
(1M LIBOR + 8.500%)
193,550	10.999	(h)	12/07/19	192,098
MedPlast Holdings, Inc.(h) (3M LIBOR + 3.750%)
199,500	6.553		07/02/25	198,878

				973,118

Health Care - Pharmaceuticals(h) – 0.7%
Concordia International Corp.(l) (1M LIBOR + 5.500%)
1,281,560	6.500		09/06/24	1,214,278
Grifols Worldwide Operations USA, Inc.(1 Week LIBOR + 2.250%)
940,108	4.664		01/31/25	926,890
PharMerica Corp. (1M LIBOR + 3.500%)
248,125	6.008		12/06/24	247,194

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Health Care - Pharmaceuticals(h) – (continued)
Valeant Pharmaceuticals International, Inc. (1M LIBOR + 3.000%)
$2,304,629	5.513%	06/02/25	$ 2,277,919

			4,666,281

Health Care - Services – 0.7%
AHP Health Partners, Inc.(h) (1M LIBOR + 4.500%)
348,250	6.999	06/30/25	345,492
Air Medical Group Holdings, Inc.(h) (1M LIBOR + 4.250%)
114,679	6.769	03/14/25	107,512
Change Healthcare Holdings, Inc.(h) (1M LIBOR + 2.750%)
962,500	5.249	03/01/24	941,325
Community Health Systems, Inc.(h) (3M LIBOR + 3.250%)
237,031	5.957	01/27/21	232,833
Gentiva Health Services, Inc.(h)(j) (1M LIBOR + 3.750%)
1,083,709	6.250	07/02/25	1,075,581
HCA, Inc.(l)
149,940	1.750	03/18/23	149,098
IQVIA, Inc.(h) (1M LIBOR + 1.750%)
497,500	4.249	06/11/25	488,669
Parexel International Corp.(h) (1M LIBOR + 2.750%)
1,241,856	5.249	09/27/24	1,173,554
Quorum Health Corp.(h) (1M LIBOR + 6.750%)
71,348	9.249	04/29/22	71,009
Team Health Holdings, Inc.(h)(j)(l) (1M LIBOR + 2.750%)
167,509	3.750	02/06/24	150,339
Verscend Holding Corp.(h) (1M LIBOR + 4.500%)
212,338	6.999	08/27/25	210,304

			4,945,716

Hotels, Restaurants & Leisure(h) – 0.1%
Caesars Entertainment Operating Co., Inc. (1M LIBOR + 2.000%)
743,741	4.499	10/06/24	727,936

Lodging(h) – 0.3%
Hilton Worldwide Finance LLC (1M LIBOR + 1.750%)
1,240,328	4.260	10/25/23	1,225,915
Las Vegas Sands LLC (1M LIBOR + 1.750%)
496,250	4.249	03/27/25	486,534
Station Casinos LLC (1M LIBOR + 2.500%)
496,150	5.000	06/08/23	489,576

			2,202,025

Machinery-Diversified(h) – 0.2%
Gardner Denver, Inc. (1M LIBOR + 2.750%)
323,626	5.249	07/30/24	321,403
NN, Inc. (1M LIBOR + 3.250%)
342,632	5.749	04/02/21	332,781
North American Lifting Holdings, Inc. (3M LIBOR + 4.500%)
595,954	7.303	11/27/20	541,722

			1,195,906

Media(h) – 0.5%
Altice France SA (1M LIBOR + 4.000%)
498,750	6.509	08/14/26	469,718
CSC Holdings LLC (1M LIBOR + 2.250%)
494,962	4.759	07/17/25	478,723
Cumulus Media Holdings, Inc. (1M LIBOR + 4.500%)
1,927,257	7.000	05/15/22	1,857,394

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Media(h) – (continued)
Sinclair Television Group, Inc. (1M LIBOR + 2.250%)
$496,203	4.750%	01/03/24	$ 491,652

			3,297,487

Media - Broadcasting & Radio – 0.8%
Communications Sales & Leasing, Inc.(h) (1M LIBOR + 3.000%)
1,014,706	5.499	10/24/22	950,232
Getty Images, Inc.(h) (1M LIBOR + 3.500%)
346,316	5.999	10/18/19	344,006
iHeart Communications, Inc.
250,000	0.000	07/30/19	168,125
iHeartCommunications, Inc.
3,350,000	0.000	01/30/20	2,254,081
Meredith Corp.(h) (1M LIBOR + 2.750%)
443,264	5.249	01/31/25	440,219
Metro-Goldwyn-Mayer, Inc.(h) (1M LIBOR + 2.500%)
498,750	5.000	07/03/25	490,959
Radio One, Inc.(h) (1M LIBOR + 4.000%)
504,150	6.500	04/18/23	478,943
Tribune Media Co.(h) (1M LIBOR + 3.000%)
342,824	5.499	12/27/20	342,539

			5,469,104

Media - Cable(h) – 0.4%
Charter Communications Operating LLC (1M LIBOR + 2.000%)
1,935,592	4.500	04/30/25	1,907,429
Ziggo Secured Finance BV (1M LIBOR + 2.500%)
500,000	5.009	04/15/25	483,075

			2,390,504

Media - Non Cable(h) – 0.7%
Advantage Sales & Marketing, Inc. (1M LIBOR + 3.250%)
240,578	5.749	07/23/21	210,746
Cengage Learning Acquisitions, Inc. (1M LIBOR + 4.250%)
2,038,299	6.769	06/07/23	1,721,792
Houghton Mifflin Harcourt Publishing Co. (1M LIBOR + 3.000%)
1,041,971	5.499	05/31/21	979,713
McGraw-Hill Global Education Holdings LLC (1M LIBOR + 4.000%)
1,879,510	6.499	05/04/22	1,705,656

			4,617,907

Metals & Mining(h) – 0.0%
Unimin Corp. (3M LIBOR + 3.750%)
153,392	6.553	06/01/25	121,516

Noncaptive - Financial(h) – 0.2%
Avolon TLB Borrower 1 (US) LLC (1M LIBOR + 2.000%)
1,611,113	4.503	01/15/25	1,592,988

Oil & Gas Services(h) – 0.1%
EG Finco Ltd. (3M LIBOR + 4.000%)
297,750	6.813	02/07/25	287,031
McDermott Technology Americas, Inc. (1M LIBOR + 5.000%)
347,375	7.499	05/10/25	332,417

			619,448

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Oil Field Services(h) – 0.3%
California Resources Corp. (1M LIBOR + 4.750%)
$1,750,000	7.252%	12/31/22	$ 1,712,077

Packaging(h) – 0.2%
Reynolds Group Holdings, Inc. (1M LIBOR + 2.750%)
1,131,741	5.249	02/05/23	1,114,663

Pharmaceuticals(h) – 0.1%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
350,000	10.249	09/26/25	280,585
Patterson Medical Holdings, Inc.(j)(l) (3M LIBOR + 4.750%)
167,573	5.750	08/28/22	159,194

			439,779

Pipelines(h) – 0.0%
Traverse Midstream Partners LLC (6M LIBOR + 4.000%)
218,203	6.600	09/27/24	216,794

Real Estate(h) – 0.1%
MGM Growth Properties LLC (1M LIBOR + 2.000%)
498,718	4.499	03/21/25	490,379
Realogy Corp. (1M LIBOR + 2.250%)
495,000	4.758	02/08/25	481,388

			971,767

Real Estate Investment Trust(h) – 0.1%
Brookfield Property REIT, Inc. (1M LIBOR + 5.500%)
548,625	4.999	08/27/25	523,838

Restaurants(h) – 0.4%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 2.250%)
2,728,808	4.749	02/16/24	2,681,054

Retailers(h) – 0.7%
Academy Ltd. (1M LIBOR + 4.000%)
2,142,869	6.503	07/01/22	1,470,544
Belk, Inc. (3M LIBOR + 4.750%)
684,520	7.365	12/12/22	542,694
Neiman Marcus Group Ltd., Inc. (1M LIBOR + 3.250%)
736,582	5.763	10/25/20	651,507
Petco Animal Supplies, Inc. (3M LIBOR + 3.250%)
981,499	5.994	01/26/23	750,297
PetSmart, Inc. (1M LIBOR + 3.000%)
986,588	5.520	03/11/22	824,590
Serta Simmons Bedding LLC
(1M LIBOR + 3.500%)
689,943	6.013	11/08/23	586,452
(1M LIBOR + 8.000%)
156,560	10.514	11/08/24	110,297

			4,936,381

Semiconductors(h) – 0.0%
Bright Bidco BV (3M LIBOR + 3.500%)
187,300	6.303	06/30/24	140,194

Services Cyclical - Business Services(h) – 0.3%
Global Payments, Inc. (1M LIBOR + 1.750%)
500,000	4.249	10/17/25	488,960

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Services Cyclical - Business Services(h) – (continued)
Tempo Acquisition LLC (1M LIBOR + 3.000%)
$492,500	5.499%	05/01/24	$ 482,827
Trans Union LLC (1M LIBOR + 2.000%)
481,052	4.499	04/10/23	474,265
Vantiv LLC (1M LIBOR + 1.750%)
498,744	4.259	08/09/24	495,357

			1,941,409

Technology - Software/Services(h) – 2.0%
Almonde, Inc. (3M LIBOR + 7.250%)
61,134	10.053	06/13/25	57,509
Blackboard, Inc. (3M LIBOR + 5.000%)
913,671	7.780	06/30/21	854,666
BMC Software Finance, Inc. (3M LIBOR + 4.250%)
1,000,000	7.053	10/02/25	975,360
Ceridian HCM Holding, Inc. (1M LIBOR + 3.250%)
748,125	5.749	04/30/25	738,152
Dell, Inc. (1M LIBOR + 2.000%)
2,325,578	4.500	09/07/23	2,291,555
Greeneden U.S. Holdings II, LLC (1M LIBOR + 3.250%)
496,241	5.749	12/01/23	483,835
Infor (US), Inc. (1M LIBOR + 2.750%)
743,750	5.249	02/01/22	738,730
Informatica Corp. (1M LIBOR + 3.250%)
594,733	5.749	08/05/22	592,503
MA FinanceCo. LLC
(1M LIBOR + 2.250%)
249,370	4.749	11/19/21	244,852
(1M LIBOR + 2.500%)
192,174	4.999	06/21/24	185,608
Mavenir Systems, Inc. (1M LIBOR + 6.000%)
598,496	8.530	05/08/25	590,267
MModal, Inc. (3M LIBOR + 4.750%)
298,080	7.527	01/31/20	297,770
Seattle SpinCo, Inc. (1M LIBOR + 2.500%)
1,297,801	4.999	06/21/24	1,253,455
Sophia L.P. (3M LIBOR + 3.250%)
494,882	6.053	09/30/22	483,900
SS&C Technologies Holdings Europe S.a.r.l. (1M LIBOR + 2.250%)
299,025	4.749	04/16/25	292,755
SS&C Technologies, Inc. (1M LIBOR + 2.250%)
777,431	4.749	04/16/25	761,128
Syniverse Holdings, Inc. (1M LIBOR + 5.000%)
1,240,708	7.509	03/09/23	1,123,871
TIBCO Software, Inc. (1M LIBOR + 3.500%)
742,462	6.010	12/04/20	734,666
Veritas Bermuda Ltd. (1M LIBOR + 4.500%)
303,850	6.999	01/27/23	263,915
Western Digital Corp. (1M LIBOR + 1.750%)
497,494	4.260	04/29/23	485,056

			13,449,553

Telecommunication Services(h) – 0.5%
Frontier Communications Corp. (1M LIBOR + 3.750%)
387,761	6.250	06/15/24	370,071
GTT Communications, Inc. (1M LIBOR + 2.750%)
230,027	5.250	05/31/25	215,508
Intelsat Jackson Holdings SA (1M LIBOR + 3.750%)
2,000,000	6.252	11/27/23	1,980,360
Plantronics, Inc. (1M LIBOR + 2.500%)
335,400	4.999	07/02/25	325,616

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Telecommunication Services(h) – (continued)
Windstream Corp. (1M LIBOR + 3.250%)
$197,805	5.760%	02/17/24	$ 170,606

			3,062,161

Telecommunications - Internet & Data(h) – 0.2%
Avaya, Inc. (1M LIBOR + 4.250%)
1,291,726	6.759	12/15/24	1,269,120

Telecommunications - Satellites(h) – 0.4%
CenturyLink, Inc. (1M LIBOR + 2.750%)
2,147,927	5.249	01/31/25	2,050,605
West Corp. (1M LIBOR + 4.000%)
318,562	6.499	10/10/24	291,701
Windstream Corp. (1M LIBOR + 4.000%)
259,378	6.510	03/29/21	240,897

			2,583,203

Textiles(h) – 0.1%
Boardriders, Inc. (1M LIBOR + 6.500%)
461,513	8.999	04/23/24	457,668
Nine West Holdings, Inc. (3M LIBOR + 5.250%)
314,719	7.599	01/08/20	157,360

			615,028

Transportation – 0.2%
HGIM Corp.(l)
186,235	7.000	07/03/23	184,606
Savage Enterprises LLC(h) (1M LIBOR + 4.500%)
384,091	7.020	08/01/25	382,892
Uber Technologies(h)
(1M LIBOR + 3.500%)
496,193	6.008	07/13/23	489,246
(1M LIBOR + 4.000%)
498,747	6.516	04/04/25	494,383

			1,551,127

Utilities(h) – 0.1%
TEX Operations Co. LLC (1M LIBOR + 2.000%)
679,958	4.499	08/04/23	668,527

Utilities - Electric(h) – 0.4%
Calpine Corp. (3M LIBOR + 2.500%)
1,237,245	5.310	01/15/23	1,215,754
NRG Energy, Inc. (1M LIBOR + 1.750%)
1,327,205	4.249	06/30/23	1,303,979

			2,519,733

Wireless Telecommunications(h) – 0.3%
Sprint Communications, Inc. (1M LIBOR + 2.500%)
1,733,690	5.000	02/02/24	1,692,515

Wirelines Telecommunications(h) – 0.1%
Level 3 Financing, Inc. (1M LIBOR + 2.250%)
500,000	4.756	02/22/24	490,625

TOTAL BANK LOANS (Cost $111,843,107)			$106,848,022

Shares	Description		Value

Common Stocks – 0.2%
Automobiles(j) – 0.0%
438	HGIM Corp.		$ 16,644

Commercial Services & Supplies(f)(j) – 0.0%
10,879	Cenveo, Inc.		146,867

Distributors(f)(j) – 0.0%
542	ATD New Holdings, Inc.		10,434

Diversified Consumer Services(f) – 0.0%
4,333	Gymboree Holding Corp.		8,666

Media(f)(j) – 0.0%
19,908	Cumulus Media, Inc. Class A		236,905

Oil, Gas & Consumable Fuels – 0.1%
117,847	Jupiter Resources, Inc.		385,949

Software – 0.1%
21,550	Avaya Holdings Corp.(f)		364,410
2,776	MModal, Inc.		217,222

			581,632

TOTAL COMMON STOCKS (Cost $2,250,106)			$ 1,387,097

Shares	Description	Expiration Date	Value

Warrant – 0.0%
Automobiles – 0.0%
HGIM Corp.
1,958	07/02/43		$ 74,404

Health Care Providers & Services(j) – 0.0%
Aurora Diagnostics Holdings LLC/Aurora Diagnostics Financing, Inc.
20,080	05/17/25		10,241

Specialty Retail(j) – 0.0%
Guitar Center, Inc.
3,904	04/16/25		—

TOTAL WARRANT (Cost $75,229)			$ 84,645

Shares	Distribution Rate		Value

Investment Company(m) – 6.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
46,265,929	2.364%		$ 46,265,929
(Cost $46,265,929)

TOTAL INVESTMENTS – 98.4% (Cost $679,628,535)			$666,606,875

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			10,523,992

NET ASSETS – 100.0%			$677,130,867

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 150,617,754, which represents approximately 22.2% of net assets as of January 31, 2019.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Actual maturity date is 06/28/2117.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2019.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is 10/12/2110.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2019.

(i)	Pay-in-kind securities.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)	Represents an affiliated issuer.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA (London)	CLP	954,632,900	USD	1,417,000	02/20/19	$38,787
	CLP	1,147,003,000	USD	1,690,000	04/09/19	59,060
	CNH	394,231	USD	57,739	02/28/19	1,050
	COP	5,136,580,000	USD	1,580,000	03/04/19	72,105
	CZK	171,969,000	USD	7,600,000	03/19/19	52,704
	EUR	10,826,000	USD	12,407,906	03/28/19	44,986
	GBP	800,000	USD	1,048,002	03/28/19	4,379
	HUF	1,138,933,838	USD	4,082,000	03/29/19	61,852
	MXN	46,109,650	USD	2,260,000	03/19/19	133,859
	PHP	68,091,125	USD	1,283,704	02/13/19	21,453
	PLN	25,500,000	USD	6,746,595	02/19/19	107,553
	THB	324,438,000	USD	10,120,000	04/02/19	280,705
	TRY	4,257,240	USD	780,000	05/02/19	3,906
	USD	61,000	CNH	394,231	02/28/19	2,211
	USD	495,000	CZK	11,082,372	03/19/19	1,829
	USD	27,447,489	EUR	23,859,000	03/28/19	3,046
	USD	2,412,484	MXN	46,109,650	03/19/19	18,623
	USD	620,000	RON	2,562,794	04/16/19	1,780

TOTAL						$909,888

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Citibank NA (London)	PHP	81,728,400	USD	1,560,000	05/06/19	(2,101)
	RON	9,400,100	USD	2,300,000	04/16/19	(32,426)
	USD	4,140,000	BRL	15,684,535	04/09/19	(140,164)
	USD	1,626,529	COP	5,136,580,000	03/04/19	(25,575)
	USD	7,070,168	GBP	5,500,000	03/28/19	(164,953)
	USD	770,000	PLN	2,880,923	02/19/19	(4,364)
	USD	1,638,659	RON	6,837,306	04/16/19	(10,695)
	USD	310,000	THB	9,827,192	03/29/19	(5,006)
	USD	380,000	THB	12,351,148	04/02/19	(15,948)
	USD	3,060,000	TWD	94,125,600	04/08/19	(19,056)
	ZAR	22,981,000	USD	1,715,000	05/06/19	(2,118)

TOTAL						$(422,406)

SWAP CONTRACTS — At January 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 31	5.000%	3.532%	12/20/23	$3,661	$243,355	$(18,274)	$261,629

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at January 31, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Dell, Inc., 7.100%, 04/15/28	1.000%	2.657%	Citibank NA (London)	12/20/23	$1,040	$(73,810)	$(92,111)	$18,301
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.250%, 03/15/25	5.000	4.115	Citibank NA (London)	12/20/23	1,040	44,575	33,156	11,419

TOTAL						$(29,235)	$(58,955)	$29,720

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At January 31, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put EUR/Call USD	BNP Paribas SA	$1.135	02/01/2019	2,119,555	$2,119,555	$65	$21,960	$(21,895)

Written option contracts
Puts
Put EUR/Call USD	BNP Paribas SA	1.100	02/01/2019	(2,186,995)	(2,186,995)	(2)	(5,490)	5,488

TOTAL				(67,440)	$(67,440)	$63	$16,470	$(16,407)

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 92.5%
Argentina* – 0.0%
22,080	Corp. America Airports SA (Transportation Infrastructure)	$ 177,965

Australia – 4.4%
273,498	APA Group (Gas Utilities)	1,828,283
345,742	Atlas Arteria, Ltd. (Transportation Infrastructure)	1,675,246
161,867	Dexus (Equity Real Estate Investment Trusts (REITs))	1,355,329
521,199	Goodman Group (Equity Real Estate Investment Trusts (REITs))	4,435,879
1,547,200	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	2,712,822
197,220	Scentre Group (Equity Real Estate Investment Trusts (REITs))	571,205
720,389	Spark Infrastructure Group (Electric Utilities)	1,265,832
370,560	Stockland (Equity Real Estate Investment Trusts (REITs))	1,021,388
246,711	Transurban Group (Transportation Infrastructure)	2,187,897
335,201	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	638,179

		17,692,060

Belgium* – 0.2%
21,928	Shurgard Self Storage SA (Real Estate Management & Development)	684,193

Canada – 7.3%
22,091	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	793,558
35,118	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	1,250,826
43,956	Chartwell Retirement Residences (Health Care Providers & Services)	491,095
66,189	Emera, Inc. (Electric Utilities)	2,317,207
202,922	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	7,414,502
191,100	First Capital Realty, Inc. (Real Estate Management & Development)	2,984,415
95,956	Keyera Corp. (Oil, Gas & Consumable Fuels)	2,038,960
123,325	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	4,394,441

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
84,937	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	$ 663,232
157,401	TransCanada Corp. (Oil, Gas & Consumable Fuels)	6,693,990

		29,042,226

China – 0.7%
940,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	881,725
824,000	China Tower Corp. Ltd. Class H*(a) (Diversified Telecommunication Services)	176,954
169,737	ENN Energy Holdings Ltd. (Gas Utilities)	1,625,682

		2,684,361

Denmark(a) – 0.3%
14,894	Orsted A/S (Electric Utilities)	1,076,278

France – 4.1%
7,898	Aeroports de Paris (Transportation Infrastructure)	1,510,894
13,636	Carmila SA (Real Estate Management & Development)	273,069
7,917	Covivio (Equity Real Estate Investment Trusts (REITs))	809,233
17,083	Eutelsat Communications SA (Media)	362,274
21,500	Gecina SA (Equity Real Estate Investment Trusts (REITs))	3,159,693
49,189	Getlink SE (Transportation Infrastructure)	719,377
22,135	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	758,543
26,478	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts (REITs))	4,762,111
44,795	Vinci SA (Construction & Engineering)	3,941,530

		16,296,724

Germany – 2.5%
11,097	ADO Properties SA(a) (Real Estate Management & Development)	666,147
10,546	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	158,718
10,503	LEG Immobilien AG (Real Estate Management & Development)	1,233,802
11,502	TLG Immobilien AG (Real Estate Management & Development)	353,136

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
148,572	Vonovia SE (Real Estate Management & Development)	$ 7,467,018

		9,878,821

Hong Kong – 5.8%
637,647	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	1,264,415
833,242	CK Asset Holdings Ltd. (Real Estate Management & Development)	7,014,902
246,000	COSCO SHIPPING Ports Ltd. (Transportation Infrastructure)	256,769
215,431	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,224,664
1,330,395	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,891,010
226,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,630,856
405,639	Link REIT (Equity Real Estate Investment Trusts (REITs))	4,458,840
173,277	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,906,297
189,368	Swire Properties Ltd. (Real Estate Management & Development)	739,137
118,524	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	810,820

		23,197,710

Ireland – 0.3%
403,692	Green REIT PLC (Equity Real Estate Investment Trusts (REITs))	668,136
326,632	Hibernia REIT PLC (Equity Real Estate Investment Trusts (REITs))	491,256
37,796	Irish Residential Properties REIT PLC (Equity Real Estate Investment Trusts (REITs))	64,892

		1,224,284

Italy – 0.9%
101,988	Atlantia SpA (Transportation Infrastructure)	2,413,963

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
192,619	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	$ 1,187,122

		3,601,085

Japan – 6.8%
134	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	579,944
87	Daiwa Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	581,866
1,398	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	608,401
31,100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	1,191,633
642	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	492,488
235	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,377,481
360	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,472,449
356	Kenedix Retail REIT Corp. (Equity Real Estate Investment Trusts (REITs))	848,073
1,978	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	1,975,574
53,162	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	941,578
326,968	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	7,943,639
72	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	228,610
197	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	1,274,684
1,481	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,588,612
57,754	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	2,205,618
19,900	Tokyo Gas Co. Ltd. (Gas Utilities)	523,275
268,000	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	1,460,075

		27,294,000

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – 0.4%
167,600	Aroundtown SA (Real Estate Management & Development)	$ 1,482,528

Mexico – 0.6%
110,426	ALEATICA SAB de CV (Transportation Infrastructure)	132,761
451,100	CFE Capital S de RL de CV (Banks)	395,138
576,100	GMexico Transportes SAB de CV(a) (Road & Rail)	804,999
272,500	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	1,070,064

		2,402,962

Netherlands – 0.2%
16,639	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	845,579

New Zealand – 0.2%
177,940	Auckland International Airport Ltd. (Transportation Infrastructure)	905,642

Singapore – 1.5%
1,065,200	CapitaLand Ltd. (Real Estate Management & Development)	2,640,862
1,815,570	Frasers Logistics & Industrial Trust (Equity Real Estate Investment Trusts (REITs))	1,460,386
774,673	Keppel REIT (Equity Real Estate Investment Trusts (REITs))	679,460
693,736	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	995,407

		5,776,115

Spain – 3.0%
101,695	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	2,865,726
247,916	Ferrovial SA (Construction & Engineering)	5,559,486
93,125	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	952,697
111,640	Red Electrica Corp. SA (Electric Utilities)	2,572,791

		11,950,700

Sweden – 0.7%
15,282	Atrium Ljungberg AB Class B (Real Estate Management & Development)	279,629

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
41,654	Fabege AB (Real Estate Management & Development)	$ 607,810
107,812	Hufvudstaden AB Class A (Real Estate Management & Development)	1,790,550

		2,677,989

Switzerland – 0.3%
3,160	Flughafen Zurich AG (Transportation Infrastructure)	558,177
5,121	PSP Swiss Property AG (Real Estate Management & Development)	526,845

		1,085,022

United Arab Emirates – 0.0%
5,782	DP World Ltd. (Transportation Infrastructure)	102,920

United Kingdom – 6.2%
47,046	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	591,791
469,700	Capital & Counties Properties PLC (Real Estate Management & Development)	1,538,088
305,666	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	3,476,142
467,153	National Grid PLC (Multi-Utilities)	5,087,012
123,527	Pennon Group PLC (Water Utilities)	1,237,258
143,786	Segro PLC (Equity Real Estate Investment Trusts (REITs))	1,222,282
151,566	Severn Trent PLC (Water Utilities)	3,982,732
29,040	Shaftesbury PLC (Equity Real Estate Investment Trusts (REITs))	335,944
34,705	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	261,436
355,552	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	651,636
46,376	Tritax Big Box REIT PLC* (Equity Real Estate Investment Trusts (REITs))	5,921
349,743	Tritax EuroBox PLC*(a) (Equity Real Estate Investment Trusts (REITs))	428,292
133,000	UNITE Group PLC (Equity Real Estate Investment Trusts (REITs))	1,588,417
407,205	United Utilities Group PLC (Water Utilities)	4,453,618

		24,860,569

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – 46.1%
11,469	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 1,510,582
34,720	Ameren Corp. (Multi-Utilities)	2,407,485
29,013	American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,245,818
37,500	American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,725,750
19,735	American Electric Power Co., Inc. (Electric Utilities)	1,561,433
37,222	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	6,433,450
33,552	American Water Works Co., Inc. (Water Utilities)	3,209,920
82,787	Americold Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,427,315
41,400	Apartment Investment & Management Co. Class A (Equity Real Estate Investment Trusts (REITs))	2,050,128
70,673	Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,159,744
16,600	Atmos Energy Corp. (Gas Utilities)	1,620,658
60,227	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	11,618,993
138,100	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,365,653
49,378	Brookfield Property REIT, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	898,680
18,847	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	1,827,217
41,517	CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	912,544
48,655	CenterPoint Energy, Inc. (Multi-Utilities)	1,504,412
37,721	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,476,384
16,539	Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	365,016
19,596	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	647,060
1,329	Consolidated Edison, Inc. (Multi-Utilities)	103,197

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
70,180	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	$ 8,215,271
59,500	CubeSmart (Equity Real Estate Investment Trusts (REITs))	1,841,525
116,824	DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	1,186,932
64,427	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	6,980,021
19,045	Dominion Energy, Inc. (Multi-Utilities)	1,337,721
57,446	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,679,721
19,614	Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	352,267
51,569	Edison International (Electric Utilities)	2,937,886
27,465	Empire State Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	424,609
41,630	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	4,407,784
6,436	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,745,443
39,062	Evergy, Inc. (Electric Utilities)	2,239,034
16,848	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	1,661,381
21,900	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	2,903,283
26,140	FirstEnergy Corp. (Electric Utilities)	1,024,688
42,447	Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,198,703
18,102	Genesee & Wyoming, Inc. Class A* (Road & Rail)	1,421,369
135,764	Healthcare Trust of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	3,858,413
48,914	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	883,387
205,838	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	6,683,560
177,300	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	3,987,477

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
36,596	JBG SMITH Properties (Equity Real Estate Investment Trusts (REITs))	$ 1,414,435
25,510	Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,797,434
80	Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,361
55,418	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,003,066
65,027	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,183,491
50,009	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	1,550,279
2,912	NextEra Energy, Inc. (Electric Utilities)	521,190
128,408	NiSource, Inc. (Multi-Utilities)	3,502,970
61,200	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,929,652
362,000	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	5,241,760
26,682	Pattern Energy Group, Inc. Class A (Independent Power and Renewable Electricity Producers)	567,793
71,153	PG&E Corp.* (Electric Utilities)	924,989
180,345	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	12,472,660
1,454	Public Storage (Equity Real Estate Investment Trusts (REITs))	309,004
19,183	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	1,246,895
37,172	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	1,248,979
12,628	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	2,304,989
63,419	Sempra Energy (Multi-Utilities)	7,418,755
14,302	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,604,680
58,344	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	1,608,544
32,037	STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	1,035,436
5,147	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	221,372

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
156,200	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	$ 7,210,192
287,788	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	7,750,131
12,057	Union Pacific Corp. (Road & Rail)	1,917,907
37,551	VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	808,473
120,477	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	9,335,763

		184,174,114

TOTAL COMMON STOCKS (Cost $340,010,321)		$369,113,847

Exchange Traded Funds – 4.2%
United States – 4.2%
199,000	SPDR Dow Jones International Real Estate ETF (Equity Real Estate Investment Trusts (REITs))	$ 7,717,220
93,000	SPDR Dow Jones REIT ETF (Equity Real Estate Investment Trusts (REITs))	8,910,330

TOTAL EXCHANGE TRADED FUNDS (Cost $16,623,947)		$ 16,627,550

Shares	Dividend Rate	Value

Investment Company(b) – 3.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,558,335	2.364%	$ 12,558,335
(Cost $12,558,335)

TOTAL INVESTMENTS – 99.8% (Cost $369,192,603)		$398,299,732

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		816,640

NET ASSETS – 100.0%		$399,116,372

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,018,396, which represents approximately 1.5% of the Fund’s net assets as of January 31, 2019. The liquidity determination is unaudited.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2018:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$872,212	$4,842,864	$—
Asia	16,732,275	102,833,988	—
Australia and Oceania	35,455	7,426,059	—
Europe	17,297,467	110,257,472	—
North America	290,447,770	—	—
South America	4,774,566	5,848,946	—
Rights	—	664	—
Exchange Traded Funds	63,522,034	—	—
Investment Company	24,394,313	—	—
Short-term Investments	74,766	—	—

Total	$418,150,858	$231,209,993	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$444,325	$—
Futures Contracts	112,374	—	—

Total	$112,374	$444,325	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,472,673)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Debt Obligations	$—	$245,176,610	$—
Corporate Obligations	—	266,705,692	138,880
Bank Loans	—	104,925,012	1,923,010
Common Stock and/or Other Equity Investments(a)
North America	364,410	611,837	410,850
Warrants	—	74,404	10,241
Investment Company	46,265,929	—	—

Total	$46,630,339	$617,493,555	$2,482,981

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$909,888	$—
Credit Default Swap Contracts(b)	—	291,349	—
Options Purchased	—	65	—

Total	$—	$1,201,302	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(422,406)	$—
Options Written	—	(2)	—

Total	$—	$(422,408)	$—

(a)   Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)   Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$279,874	$58,775,232	$—
Australia and Oceania	—	18,597,702	—
Europe	1,576,285	74,087,487	—
North America	215,619,302	—	—
South America	177,965	—	—
Exchange Traded Funds	16,627,550	—	—
Investment Company	12,558,335	—	—

Total	$246,839,311	$151,460,421	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets being hedged, if any.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 29, 2019

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 29, 2019

*	Print the name and title of each signing officer under his or her signature.